AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2003

                                                             File No. 333-74411
                                                                      811-07467
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 10
                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                          ACT OF 1940 Amendment No. 56

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     ANGELA KING, ESQUIRE
FOLEY & LARDNER                              ALLSTATE DISTRIBUTORS, L.L.C.
3000 K. STREET, N.W                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE


This filing is designated as Amendment No. 56 under the Investment Company Act. The previous filings were inadvertently misnumbered. Amendment No. 52 and Amendment No. 53 should have been filed as Amendment No. 54 and Amendment No. 55, respectively, under the Investment Company Act.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94036
PALATINE, ILLINOIS 60094-4036
TELEPHONE NUMBER: 1-800-390-1277
                                                   PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE ADVISOR PLUS   PUTNAM ALLSTATE ADVISOR PREFERRED
ADVISOR


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust, (See page 17 for information about recent Fund mergers and name changes):

Putnam VT American Government Income Fund   Putnam VT Growth and       Putnam VT Mid Cap Value Fund
Putnam VT Capital Appreciation Fund         Income Fund                Putnam VT Money Market Fund
Putnam VT Capital Opportunities Fund        Putnam VT Growth           Putnam VT New Opportunities
Putnam VT Discovery Growth                  Opportunities Fund         Fund
Putnam VT Diversified Income Fund           Putnam VT Health Sciences  Putnam VT New Value Fund
Putnam VT Equity Income Fund                Fund                       Putnam VT OTC & Emerging
Putnam VT The George Putnam Fund of Boston  Putnam VT High Yield Fund  Growth Fund
Putnam VT Global Asset Allocation Fund      Putnam VT Income Fund      Putnam VT Research Fund
Putnam VT Global Equity Fund                Putnam VT International    Putnam VT Small Cap Value
                                            Equity Fund                Fund
                                            Putnam VT International    Putnam VT Utilities Growth
                                            Growth and Income Fund     and Income Fund
                                            Putnam VT International    Putnam VT Vista Fund
                                            New Opportunities Fund     Putnam VT Voyager Fund
                                            Putnam VT Investors Fund


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 40 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Website.

                                                                          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                                                                          DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                                                                          NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                                                                          PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                                                                          FEDERAL CRIME.

                                                                          THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
                               IMPORTANT                                  THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                                                                          INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                                NOTICES                                   CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
                                                                          GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY
                                                                          AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT
                                                                          RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                          THE CONTRACTS ARE NOT FDIC INSURED.

                                                                          THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.




                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                  3
--------------------------------------------------------------------------------
  Overview of Contracts            4
--------------------------------------------------------------------------------
  The Contracts at a Glance        5
--------------------------------------------------------------------------------
  How the Contracts Work           8
--------------------------------------------------------------------------------
  Expense Table                    9
--------------------------------------------------------------------------------
  Financial Information           12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                   12
--------------------------------------------------------------------------------
  Purchases                       14
--------------------------------------------------------------------------------
  Contract Value                  15
--------------------------------------------------------------------------------
  Investment Alternatives         16
--------------------------------------------------------------------------------
     The Variable Sub-Accounts    16
--------------------------------------------------------------------------------
     The Fixed Account Options    18
--------------------------------------------------------------------------------
     Transfers                    19
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Expenses                        20
--------------------------------------------------------------------------------
  Access to Your Money            22
--------------------------------------------------------------------------------
  Income Payments                 23
--------------------------------------------------------------------------------
  Death Benefits                  27
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                30
--------------------------------------------------------------------------------
  Taxes                           33
--------------------------------------------------------------------------------
  Performance Information         39
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 40
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART 41
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES 42
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT 51
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT 52
--------------------------------------------------------------------------------





                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
Accumulation Phase                           8
--------------------------------------------------------------------------------
Accumulation Unit                        12,15
--------------------------------------------------------------------------------
Accumulation Unit Value                  12,15
--------------------------------------------------------------------------------
Allstate New York ("We")                  1,30
--------------------------------------------------------------------------------
Annuitant                                   12
--------------------------------------------------------------------------------
Automatic Additions Program                 14
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program          20
--------------------------------------------------------------------------------
Beneficiary                                 13
--------------------------------------------------------------------------------
Cancellation Period                       5,14
--------------------------------------------------------------------------------
*Contract                                 1,32
--------------------------------------------------------------------------------
Contract Anniversary                         6
--------------------------------------------------------------------------------
Contract Owner ("You")                    8,12
--------------------------------------------------------------------------------
Contract Value                            7,15
--------------------------------------------------------------------------------
Contract Year                                6
--------------------------------------------------------------------------------
Credit Enhancement                        1,14
--------------------------------------------------------------------------------
Dollar Cost Averaging Program               20
--------------------------------------------------------------------------------
Due Proof of Death                          27
--------------------------------------------------------------------------------
Fixed Account Options                     1,18
--------------------------------------------------------------------------------
Funds                               1,16-17,31
--------------------------------------------------------------------------------



                                 PAGE

--------------------------------------------------------------------------------
Guarantee Period                            18
--------------------------------------------------------------------------------
Income Base                                  6
--------------------------------------------------------------------------------
Income Plans                              8,23
--------------------------------------------------------------------------------
Investment Alternatives                1,16-19
--------------------------------------------------------------------------------
Issue Date                                   8
--------------------------------------------------------------------------------
Maximum Anniversary Value                   27
--------------------------------------------------------------------------------
Payout Phase                              8,19
--------------------------------------------------------------------------------
Payout Start Date                         8,23
--------------------------------------------------------------------------------
Preferred Withdrawal Amount               9,21
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider      6,21,26
--------------------------------------------------------------------------------
Rider Date                                  26
--------------------------------------------------------------------------------
Right to Cancel                           5,14
--------------------------------------------------------------------------------
SEC                                          1
--------------------------------------------------------------------------------
Settlement Value                            27
--------------------------------------------------------------------------------
Standard Fixed Account Option             1,18
--------------------------------------------------------------------------------
Systematic Withdrawal Program               22
--------------------------------------------------------------------------------
Valuation Date                           14,24
--------------------------------------------------------------------------------
Variable Account                          1,31
--------------------------------------------------------------------------------
Variable Sub-Account                   1,16-17
--------------------------------------------------------------------------------




         * These Contracts are available only as group Contracts. We will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
-------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:



.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options, and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000.

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS that are QUALIFIED
                        CONTRACTS, which are Contracts issued with a qualified plan, can be purchased with an initial purchase payment of $500 or more. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 10 days after
                        receipt (pursuant to New York law, 60 days if you are
                        exchanging another contract for a Contract described in
                        this prospectus) ("CANCELLATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges. If you
                        exercise your RIGHT TO CANCEL the Contract, the amount
                        we refund to you will not include any Credit
                        Enhancement. See "Right to Cancel" for details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                         1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                         certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                         payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                         1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                         payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                         1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                         payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------
                        ALL CONTRACTS

                        .If you select the RETIREMENT INCOME GUARANTEE RIDER
                         you would pay an additional fee at the annual rate of up to 0.50% (currently 0.30%) of the INCOME BASE in effect on each Contract anniversary ("CONTRACT
                         ANNIVERSARY")

                        .Transfer fee equal to 0.50% of the amount
                         transferred, up to a maximum charge of $25, after the12/th/ transfer in any Contract Year ("CONTRACT
                         YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary

                        .State premium tax (New York currently does not impose
                         one)
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                         interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                         professional money management by Putnam Investment
                         Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer an additional
                        7-to-12 Month Dollar Cost Averaging Fixed Account
                        Option that credits interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1-800-390-1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, the
                        Standard Fixed Account Option is currently not
                        available for new investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        .life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                         payments

                        .guaranteed payments for a specified period

                        .combination life income and guaranteed payments for a
                         specified period

                        .combination joint and survivor life income and
                         guaranteed payments for a specified period

                        .life income with cash refund

                        .joint life income with cash refund

                        .life income with installment refund

                        .joint life income with installment refund

                        Allstate New York also offers a Retirement Income
                        Guarantee Rider that guarantees a minimum amount of
                        fixed income payments you can receive if you choose to
                        annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. Except in the 7-to-12 Month
                        Dollar Cost Averaging Fixed Account (PUTNAM ALLSTATE
                        ADVISOR CONTRACTS ONLY), the minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year. For PUTNAM ALLSTATE ADVISOR CONTRACTS,
                        we do not permit transfers into the 7-to-12 Month
                        Dollar Cost Averaging Option.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time ($1,000 during the
                        Payout Phase). Withdrawals taken prior to annuitization
                        (referred to in this prospectus as the Payout Phase)
                        are generally considered to come from the earnings in
                        the Contract first. If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings. Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge may also apply.
-------------------------------------------------------------------------------





                                 5  PROSPECTUS

                                 6  PROSPECTUS

                                 7  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

 The timeline below illustrates how you might use your Contract.

TIMELINE


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 8  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:                       Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable
                                Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor         0              1         2           3          4          5          6         7+
                                7%             7%        6%          5%         4%         3%         2%        0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus    0              1         2           3          4          5          6         7           8+
                                8%             8%        8%          7%         6%         5%         4%        3%          0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor         0              1         2+
 Preferred                      2%             1%        0%
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Contract:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                       $30**
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                                  None
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                       None
 Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                   0.50 % of the amount transferred***
-----------------------------------------------------------------------------------------------------------------------------------



  * Each Contract Year, you may withdraw up to the PREFERRED WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  **  Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                              Mortality and Expense Risk                           Total Variable Account Annual
          Contract                      Charge             Administrative Charge              Expenses
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.25%                     0.00%                       1.25%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus             1.60%                     0.00%                       1.60%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.65%                     0.00%                       1.65%
Preferred
------------------------------------------------------------------------------------------------------------------





RETIREMENT INCOME GUARANTEE RIDER EXPENSES

If you select the Retirement Income Guarantee Rider, you would pay an additional fee at the annual rate of up to 0.50% (currently 0.30%) of the Income Base in effect on a Contract Anniversary. See "RETIREMENT INCOME GUARANTEE RIDER" on page 26 for details.






                                 9  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                  Minimum                     Maximum
-------------------------------------------------------------------------------
Total Annual Fund                   0.73%                      1.81%
Operating Expenses/(1)
/(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services (12b-1)
fees, and other
expenses)
-------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Retirement Income Guarantee Rider.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

                                                  Putnam Allstate Advisor               Putnam Allstate Advisor
                     Putnam Allstate Advisor                 Plus                               Preferred


                    1 Year  3 Years 5 Years 10 Years  1 Year 3 Years 5 Years 10 Years   1 Year  3 Years    5 Years  10 Years


-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum $970  $1,567  $2,186  $4,010    $1,076  $1,801 $2,466   $4,241    $471   $1,175     $1,987   $4,123
Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Fund Expenses  $859  $1,237   $1,642  $2,954    $  961  $1,460 $1,906   $3,165    $360   $  847     $1,449   $3,094
-----------------------------------------------------------------------------------------------------------------------






                                 10  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                Putnam Allstate                  Putnam Allstate Advisor                Putnam Allstate Advisor
                        Advisor                          Plus                                   Preferred


              1 Year  3 Years  5 Years   10 Years  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years

----------------------------------------------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Fund Expenses   $375    $1,142  $1,931  $4,010      $396    $1,206   $2,041   $4,241    $386    $1,175  $1,987  $4,123
----------------------------------------------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Fund Expenses   $264    $812    $1,387  $2,954      $281    $865     $1,481   $3,165    $275    $ 847   $1,449  $3,094
----------------------------------------------------------------------------------------------------------------------------




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE RETIREMENT INCOME GUARANTEE RIDER. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-natural person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Retirement Income Guarantee Rider, the maximum age of any Contract Owner on the date we receive the completed application or written request to add the Rider, whichever is later ("RIDER APPLICATION DATE") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 35.

Except with respect to certain Tax Qualified Contracts, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before payout. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Retirement Income Guarantee Rider, the maximum age of the oldest Annuitant on the Rider Application Date is currently 75.


                                 12  PROSPECTUS

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non- natural persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




                                 13  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS and PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 7-to-12 Month Dollar Cost Averaging Option (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
 (PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from


                                 14  PROSPECTUS
the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we will recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See"Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

 We determine withdrawal charges, Retirement Income Guarantee Rider fees (if applicable), transfer fees, and contract maintenance charges (if applicable), separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.




                                 15  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.



FUND:                     EACH FUND:
Putnam VT American        Seeks high current income with preservation of
 Government Income Fund    capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital         Seeks capital appreciation.
 Appreciation Fund
-------------------------------------------------------------------------------
Putnam VT Capital         Seeks long-term growth of capital.
 Opportunities Fund
-------------------------------------------------------------------------------
Putnam VT Discovery       Seeks long-term growth of capital.
 Growth Fund*
-------------------------------------------------------------------------------
Putnam VT Diversified     Seeks as high a level of current income as Putnam
 Income Fund               Management believes is consistent with preservation
                           of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income   Seeks current income. Capital growth is a secondary
 Fund                      objective when consistent with seeking current
                           income.
-------------------------------------------------------------------------------
Putnam VT The George      Seeks to provide a balanced investment composed of a
 Putnam Fund of Boston     well diversified portfolio of value stocks and
                           bonds, which produce both capital growth and current
                           income.
-------------------------------------------------------------------------------
Putnam VT Global Asset    Seeks a high level of long-term total return
 Allocation Fund           consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity   Seeks capital appreciation.
 Fund**
-------------------------------------------------------------------------------
Putnam VT Growth and      Seeks capital growth and current income.
 Income Fund
-------------------------------------------------------------------------------
Putnam VT Growth          Seeks capital appreciation.
 Opportunities Fund
-------------------------------------------------------------------------------
Putnam VT Health          Seeks capital appreciation.
 Sciences Fund
-------------------------------------------------------------------------------
Putnam VT High Yield      Seeks high current income. Capital growth is a
 Fund                      secondary goal when consistent with achieving high
                           current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund     Seeks high current income consistent with what Putnam
                           Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International   Seeks capital appreciation.
 Equity Fund*
-------------------------------------------------------------------------------
Putnam VT International   Seeks capital growth. Current income is a secondary
 Growth and Income Fund    objective.
-------------------------------------------------------------------------------
Putnam VT International   Seeks long-term capital appreciation.
 New Opportunities Fund
-------------------------------------------------------------------------------
Putnam VT Investors Fund  Seeks long-term growth of capital and any increased income that results from this growth.
-------------------------------------------------------------------------------
Putnam VT Mid Cap Value   Seeks capital appreciation, as a secondary objective,
 Fund                      current income.
-------------------------------------------------------------------------------
Putnam VT Money Market    Seeks as high a rate of current income as Putnam
 Fund                      Management believes is consistent with preservation
                           of capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Putnam VT New             Seeks long-term capital appreciation.
 Opportunities Fund
-------------------------------------------------------------------------------
Putnam VT New Value Fund  Seeks long-term capital appreciation.
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging  Seeks capital appreciation.
 Growth Fund
-------------------------------------------------------------------------------
Putnam VT Research Fund   Seeks capital appreciation.
-------------------------------------------------------------------------------
Putnam VT Small Cap       Seeks capital appreciation.
 Value Fund
-------------------------------------------------------------------------------
Putnam VT Utilities       Seeks capital growth and current income.
 Growth and Income Fund
-------------------------------------------------------------------------------
Putnam VT Vista Fund      Seeks capital appreciation.
-------------------------------------------------------------------------------
Putnam VT Voyager Fund    Seeks capital appreciation.
-------------------------------------------------------------------------------




                                 16  PROSPECTUS

*Effective October 11, 2002, Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund were merged into Putnam VT International Growth Fund and Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth Fund and Putnam VT Voyager Fund II changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have made corresponding changes in the names of the Variable Sub-Accounts that invest in these Funds. The investment objective for each Fund has not changed.

**Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund. The investment objective for this Fund has not changed.





AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.




                                 17  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                                         ADVISOR    ADVISOR
                                                                                ADVISOR   PLUS     PREFERRED
Standard Fixed Account Option                                                     Yes      Yes        No
7-to-12 Month Dollar Cost Averaging Option                                        Yes      No         No


We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. Allstate New York reserves the right to delete or add Fixed Account Options. In addition, Allstate New York may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
(PUTNAM ALLSTATE ADVISOR CONTRACTS Only)

The Dollar Cost Averaging Fixed Account Option is one of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 20. This option allows you to allocate purchase payments to the Fixed Account for up to 12 months (the "7-TO-12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 7-to-12 Month Dollar Cost Averaging Option to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 7-to-12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the 12 month transfer period, we will transfer any remaining amounts in the 7-to-12 Month Dollar Cost Averaging Option to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 7-to-12 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to the 7-to-12 Month Dollar Cost Averaging Option. You may not use the Automatic Additions Program to make purchase payments into the 7-to-12 Month Dollar Cost Averaging Option.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


                                 18  PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into the 7-to-12 Month Dollar Cost Averaging Option. WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTION FOR INVESTMENTS MADE IN PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS ON OR AFTER OCTOBER 14, 2002. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 7-to-12 Month Dollar Cost Averaging Option.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of Prohibited Trading Practices or because they believe that a


                                 19  PROSPECTUS
  specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see "Dollar Cost Averaging Fixed Account Option" on page 18.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or


                                 20  PROSPECTUS

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, the mortality and expense risk charge also helps pay for the cost of the Credit Enhancement. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


RETIREMENT INCOME GUARANTEE RIDER FEE
We impose a separate fee for the Retirement Income Guarantee Rider. The fee equals, on an annual basis, 0.30% of the Income Base. We reserve the right to change the fee for the Rider. However, once we issue your Rider, we cannot change the Rider fee that applies to your Contract. The Rider fee rate will never exceed 0.50% per year. See "Retirement Income Guarantee Rider" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9, above. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS

Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Preferred Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS. We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the


                                 21  PROSPECTUS

Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 10 above. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1) or other services Allstate Distributors or we provide to the Funds.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23. The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, Retirement Income Guarantee Rider fees, income tax withholding, any applicable contract maintenance charge and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. an emergency exists as defined by the SEC, or

3. the SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of


                                 22  PROSPECTUS
the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.




INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 90/th/ birthday; or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. Income Plans provide:

.. fixed income payments;

..  variable income payments; or

..  a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the


                                 23  PROSPECTUS

Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see VALUATION DATE above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.


                                 24  PROSPECTUS

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an Annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer


                                 25  PROSPECTUS
payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDER
If both you and the oldest Annuitant are age 75 or younger as of the Rider Application Date, you have the option to add the Retirement Income Guarantee Rider to your Contract. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled. We may discontinue offering this Rider at any time.

ELIGIBILITY. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. The oldest Annuitant must be age 90 or younger;

.. You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER FEE. The current annual charge for the Retirement Income Guarantee Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-account(s) on a pro-rata basis.

For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative. It is not available as a Contract Value, Settlement Value, or Death Benefit, nor is it used in the calculation of such values.

We determine the Income Base as follows:

INCOME BASE. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

For purposes of computing the Income Base, the withdrawal adjustment is equal to
(1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current


                                 26  PROSPECTUS
rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less an adjustment for withdrawals (see "withdrawal adjustment" on page 28), or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).


                                 27  PROSPECTUS

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the purchase payment value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 13. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or


                                 28  PROSPECTUS

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A NATURAL PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-NATURAL PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("NEW RIDER DATE"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.


                                 29  PROSPECTUS

For Contracts with the optional Enhanced Beneficiary Protection Option:

.. the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

  .  "Rider Date" is replaced by the date the Contract is continued,

  . "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a natural person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-natural person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account.The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-natural Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

We reserve the right to offer additional options upon Death of Annuitant.



MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located in Farmingville, New York. Effective May 16, 2003, the Home Office address of Allstate New York will be 100 Motor Parkway, Hauppauge, NY 11788-5107. Our customer service center is located in Vernon Hills, Illinois (mailing address: P.O. Box 94036, Palatine, Illinois, 60094-4036).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and


                                 30  PROSPECTUS
overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual fund portfolios. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


                                 31  PROSPECTUS

THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.



We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 32  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                 33  PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 34  PROSPECTUS

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:


                                 35  PROSPECTUS

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,


                                 36  PROSPECTUS

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as


                                 37  PROSPECTUS
an investment of the Account. If an annuity is purchased inside of an Individual Retirement Account, then the annuitant must be the same person as the beneficial owner of the Individual Retirement Account. The death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the annuitant.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                 38  PROSPECTUS

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, withdrawal charges and the following (as applicable):

.. contract maintenance charge for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. Credit Enhancement for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                 39  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A
--------------------------------------------------------------------------------
  Appendix B
--------------------------------------------------------------------------------
  Appendix C
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 40  PROSPECTUS

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------



       Feature
                               Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------
Maximum Age of
 Contract Owner and
 Annuitant on the                 90                      85                       90
 Issue Date
------------------------------------------------------------------------------------------------
Minimum Initial         $ 10,000   ($500
 Purchase Payment       for Qualified                  $10,000                  $10,000
                        Contracts)
------------------------------------------------------------------------------------------------
Fixed Account Options   -Standard Fixed         -Standard Fixed
                        Account Option with      Account Option with
                        1,5,7-year Guarantee     1,5,7-year Guarantee
                        Periods                  Periods
                        -7-to-12 Month Dollar                                     N/A
                        Cost Averaging Option
------------------------------------------------------------------------------------------------
Credit Enhancement               None           4% applied to all                 None
                                                purchase payments
------------------------------------------------------------------------------------------------
Contract Maintenance    $30
 Charge                 per year, full amount
                        on surrender (waived             None                     None
                        in certain cases)
------------------------------------------------------------------------------------------------
Mortality and Expense
 Risk Charge (without           1.25%                   1.60%                    1.65%
 optional benefit)
------------------------------------------------------------------------------------------------
Preferred Withdrawal    Greater of earnings
 Amount                 not previously                    15                      15
 (each Contract Year)   withdrawn, or 15% of    % of purchase payments   % of purchase payments
                        purchase payments
------------------------------------------------------------------------------------------------


                          Year       %      Year       %      Year        %
----------------------------------------------------------------------
Withdrawal Charge           0        7        0        8        0        2
 (measured from number      1        7        1        8        1        1
 of complete years          2        6        2        8       2+        0
 since we received the      3        5        3        7
 purchase payment)(as a     4        4        4        6
 percentage of purchase     5        3        5        5
 payments withdrawn in      6        2        6        4
 excess of the             7+        0        7        3
 Preferred Withdrawal                        8+        0
 Amount)

-------------------------------------------------------------------------------




                                 41  PROSPECTUS

APPENDIX B- ACCUMULATION UNIT VALUES
PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
--------------------------------------------------------------------------------


 For the Years Beginning January 1
  * and Ending December 31,

-------------------------------------------------------------------------------
SUB-ACCOUNTS                            1999       2000       2001        2002
-------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning      N/A     10.000     11.115      11.695
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of         N/A     11.115     11.695      12.573
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     N/A     43,020    406,375     845,334
 Period
-------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   15.244     17.437      9.585       7.193
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      17.437      9.585      7.193       6.023
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0     22,952     21,671           0
 Period
-------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning      N/A     10.000      9.747       7.763
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of         N/A      9.131      7.763       5.952
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     N/A      9.747     74,854     106,336
 Period
-------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning      N/A
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of         N/A
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     N/A
 Period
-------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.863      9.866      9.727       9.942
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       9.866      9.727      9.942      10.397
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    308,305    682,479     807,895
 Period
-------------------------------------------------------------------------------
THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.313      9.299     10.067       9.986
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       9.299     10.067      9.986       8.998
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    302,290    728,546   1,029,617
 Period
-------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   10.469     10.696     10.051       9.079
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      10.696     10.051      9.079       7.843
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0     78,479    195,894     164,802
 Period
-------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   13.887     15.665     10.868       7.537
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      15.665     10.868      7.537       5.776
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    535,914    919,996     832,662
 Period
-------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.168      9.172      9.776       9.036
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       9.172      9.776      9.036       7.228
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0  2,024,668  4,112,871   4,508,828
 Period
-------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning      N/A     10.000      7.434       4.985
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of         N/A      7.434      4.985       3.471
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     N/A    475,734    694,304     582,110
 Period
-------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.953     10.597     14.545      11.525
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      10.597     14.545     11.525       9.066
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    337,301    643,654     627,879
 Period
-------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.896      9.934      8.976       9.186
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       9.934      8.976      9.186       9.006
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    126,432    371,529     422,855
 Period
-------------------------------------------------------------------------------
PUTNAM INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.861      9.714     10.341      10.956
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       9.714     10.341     10.956      11.672
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    225,137    972,105   1,423,056
 Period
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   13.249     14.427     12.885      10.100
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      14.427     12.885     10.100       8.212
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    606,589    997,025   1,034,468
 Period
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND
INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   10.839     10.968     10.976       8.582
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      10.968     10.976      8.582       7.308
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    151,770    252,287     249,047
 Period
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   15.988     18.134     10.984       7.736
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      18.134     10.984      7.736       6.598
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    269,089    314,680     275,443
 Period
-------------------------------------------------------------------------------
PUTNAM INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   11.364     12.168      9.777       7.262
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      12.168      9.777      7.262       5.459
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0  1,433,122  2,411,695   2,343,821
 Period
-------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   10.208     10.231     10.693      10.956
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      10.231     10.693     10.956      10.948
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    242,264    949,740     867,456
 Period
-------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   14.041     15.692     11.436       7.889
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      15.692     11.436      7.889       5.413
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0  1,214,382  1,776,151   1,646,724
 Period
-------------------------------------------------------------------------------
PUTNAM NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    8.705      8.795     10.629      10.844
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       8.795     10.629     10.844       9.037
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0     83,776    410,557     569,689
 Period
-------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   18.177     19.838      9.581       5.137
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      19.838      9.581      5.137       3.438
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    354,875    587,865     543,303
 Period
-------------------------------------------------------------------------------
PUTNAM RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   10.894     11.598     11.226       8.997
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      11.598     11.226      8.997       6.912
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    338,253    734,229     819,298
 Period
-------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    9.813     10.302     12.660      14.768
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      10.302     12.660     14.768      11.919
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    115,092    339,513     451,689
 Period
-------------------------------------------------------------------------------
PUTNAM TECHNOLOGY (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning      N/A     10.000      5.949       3.573
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of         N/A      5.949      3.573       2.011
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     N/A    101,041    243,303           0
 Period
-------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   10.047      9.987     11.590       8.890
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       9.987     11.590      8.890       6.664
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    208,794    480,928     445,516
 Period
-------------------------------------------------------------------------------
PUTNAM VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   12.501     14.088     13.344       8.762
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      14.088     13.344      8.762       6.004
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0    468,945    825,771     772,317
 Period
-------------------------------------------------------------------------------
PUTNAM VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning   12.868     14.326     11.808       9.047
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      14.326     11.808      9.047       6.563
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       0  1,766,338  2,686,901   2,589,678
 Period
-------------------------------------------------------------------------------





                                 42  PROSPECTUS

                                 43  PROSPECTUS

* THE PUTNAM ALLSTATE ADVISOR CONTRACTS WERE FIRST OFFERED FOR SALE ON DECEMBER 10, 1999. Accumulation Unit Values are not shown for the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. All of the remaining Variable Sub-Accounts were first offered as of December 10, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

(1) Effective October 11, 2002, Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund were merged into Putnam VT International Growth Fund and Putnam VT Voyager Fund II, respectively. On May 1, 2003, these Funds subsequently changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts and have made corresponding changes to the names of the Variable Sub-Accounts that invest in those Funds.

(2) Effective May 1, 2003, Putnam VT International Growth Fund and Putnam VT Voyager Fund II changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in those Funds.

(3) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.


                                 44  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning January 1* and Ending December 31,
SUB-ACCOUNTS                                                    2001      2002
-------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    11.420
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       11.420    12.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,360    21,802
-------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.596     3.837
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     7.728
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        7.728     5.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,555    11,235
-------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.976
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.976     3.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,305    11,567
-------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.949
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.949    10.367
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   20,588    30,146
-------------------------------------------------------------------------------
THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    11.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       11.371    10.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   73,953    96,476
-------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     8.728
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        8.728     7.513
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,474    11,632
-------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.904
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.904     3.745
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   34,074    62,415
-------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    10.874
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       10.874     8.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  127,229   250,489
-------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     5.013
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        5.013     3.478
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,354     4,228
-------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.494
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.494     7.442
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   19,105    23,817
-------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.121
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.121     8.910
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   39,495    42,690
-------------------------------------------------------------------------------
PUTNAM INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    11.118
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       11.118    11.803
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   44,407   104.990
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     6.863
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        6.863     5.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   22,629   59.,243
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     8.135
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        8.135     6.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,997     7,913
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     3.968
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        3.968     3.372
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,089     4,233
-------------------------------------------------------------------------------
PUTNAM INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     6.360
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        6.360     4.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  110,887   170,384
-------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    10.580
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       10.580    10.535
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   31,880    28,581
-------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.676
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.676     3.197
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  182,839   219,480
-------------------------------------------------------------------------------
PUTNAM NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    13.590
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.590    11.286
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   17,126    21,747
-------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     2.189
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        2.189     1.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,929     2,903
-------------------------------------------------------------------------------
PUTNAM RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     8.244
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        8.244     6.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   17,010    50,780
-------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    13.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.942    11.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,718    10,397
-------------------------------------------------------------------------------
PUTNAM TECHNOLOGY (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     3.555
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        3.555     1.995
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,937         0
-------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.095
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.095     6.794
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,329    11,098
-------------------------------------------------------------------------------
PUTNAM VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     5.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        5.560     3.796
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   27,049    25,322
-------------------------------------------------------------------------------
PUTNAM VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     6.123
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        6.123     4.426
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  110,162   152,956
-------------------------------------------------------------------------------





                                 45  PROSPECTUS

                                 46  PROSPECTUS

* THE PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS WERE FIRST OFFERED ON SEPTEMBER 4, 2001. Accumulation Unit Values are not shown for the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. All of the remaining Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on September 4, 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

(1) Effective October 11, 2002, Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund were merged into Putnam VT International Growth Fund and Putnam VT Voyager Fund II, respectively. On May 1, 2003, these Funds subsequently changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts and have made corresponding changes to the names of the Variable Sub-Accounts that invest in those Funds.

(2) Effective May 1, 2003, Putnam VT International Growth Fund and Putnam VT Voyager Fund II changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in those Funds.

(3) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.






                                 47  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:   ACCUMULATION UNIT VALUE AND
NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning January 1* and Ending December 31,
SUB-ACCOUNTS                                                    2001      2002
-------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    11.266
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       11.266    12.062
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    10,887
-------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     5.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        5.128     4.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     7.723
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        7.723     5.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     3,802
-------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.972
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.972     3.444
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,725
-------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    10.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       10.100    10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,358
-------------------------------------------------------------------------------
THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    10.752
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       10.752     9.650
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    29,429
-------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     8.735
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        8.735     7.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    13,496
-------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     5.158
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        5.158     3.937
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0   290,921
-------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.983
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.983     7.954
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      681    77,386
-------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.918
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.918     3.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.643
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.643     7.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     2,640
-------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     9.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        9.331     9.111
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       572
-------------------------------------------------------------------------------
PUTNAM INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    11.201
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       11.201    11.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    10,981
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     7.154
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        7.154     5.792
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      192   372,355
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     7.778
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        7.778     6.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0   154,404
-------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.650     3.950
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0   290,747
-------------------------------------------------------------------------------
PUTNAM INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     6.181
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        6.181     4.627
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1.548
-------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    10.503
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       10.503    10.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0   138,399
-------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     4.914
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        4.914     3.358
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     6,576
-------------------------------------------------------------------------------
PUTNAM NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    12.179
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       12.179    10.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    21,799
-------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     3.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        3.270     2.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       813
-------------------------------------------------------------------------------
PUTNAM RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     7.647
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        7.647     5.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     3,745
-------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000    13.411
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       13.411    10.780
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      203     9,354
-------------------------------------------------------------------------------
PUTNAM TECHNOLOGY (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     3.552
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        3.552     1.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     8.562
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        8.562     6.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       106
-------------------------------------------------------------------------------
PUTNAM VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     5.532
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        5.532     3.776
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       138
-------------------------------------------------------------------------------
PUTNAM VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 10.000     6.272
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                        6.272     4.532
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      432    53,710
-------------------------------------------------------------------------------





                                 48  PROSPECTUS

                                 49  PROSPECTUS

* THE PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS WERE FIRST OFFERED ON NOVEMBER 1, 2001. Accumulation Unit Values are not shown for the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. All of the remaining Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on November 1, 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

(1) Effective October 11, 2002, Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund were merged into Putnam VT International Growth Fund and Putnam VT Voyager Fund II, respectively. On May 1, 2003, these Funds subsequently changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund. Accordingly, for administrative convenience, we have combined the corresponding Variable Sub-Accounts and have made corresponding changes to the names of the Variable Sub-Accounts that invest in those Funds.

(2) Effective May 1, 2003, Putnam VT International Growth Fund and Putnam VT Voyager Fund II changed their names to Putnam VT International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in those Funds.

(3) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.




                                 50  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                               Beginning Contract                      Contract Value After   Income Benefit Rider
 Date     Type of Occurrence         Value         Transaction Amount       Occurrence            Income Base
-------------------------------------------------------------------------------------------------------------------
1/1/04   Contract Anniversary       $55,000                   -              $55,000                $55,000

-------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal         $60,000             $15,000              $45,000                $41,250

-------------------------------------------------------------------------------------------------------------------





The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.


INCOME BENEFIT RIDER INCOME BASE
-------------------------------------------------------------------------------
Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to                 (b)          $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Base Immediately Prior              (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                     [(a)/(b)]*(c)          $13,750
-------------------------------------------------------------------------------
Adjusted Income Base                                             $41,250
-------------------------------------------------------------------------------



         * Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.






                                 51  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)


                                                               Death Benefit Amount
                                                              -----------------------------------------
                                                                Purchase Payment Value
                                                              -----------------------------------------
           Type of    Beginning   Transaction     Contract     Advisor and                  Maximum
 Date    Occurrence    Contract      Amount     Value After     Preferred      Plus       Anniversary
                        Value                    Occurrence                                  Value
-------------------------------------------------------------------------------------------------------
1/1/04   Contract      $55,000         _          $55,000       $50,000       $52,000       $55,000
         Anniversary
-------------------------------------------------------------------------------------------------------
7/1/04   Partial       $60,000      $15,000       $45,000       $37,500       $39,000       $41,250
         Withdrawal
-------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value and the Maximum Anniversary Value are reduced for partial withdrawals by the same proportion as the withdrawal reduced the Contract Value.



                                                                        Advisor and Preferred      Plus
------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)         $15,000            $15,000
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)         $60,000            $60,000
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to                 (c)         $50,000            $52,000
Partial Withdrawal
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $12,500            $13,000
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $37,500            $39,000
------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)         $15,000            $15,000
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)         $60,000            $60,000
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to                 (c)         $55,000            $55,000
Partial Withdrawal
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $13,750            $13,750
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $41,250            $41,250
------------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 52  PROSPECTUS

THE ALLSTATEADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94260
PALATINE, ILLINOIS 60094-4260
TELEPHONE NUMBER: 1-866-718-9824                    PROSPECTUS DATED MAY 1, 2003
-------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 37 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :

PUTNAM VARIABLE TRUST (CLASS IB)                OPPENHEIMER VARIABLE ACCOUNT FUNDS
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   (SERVICE CLASS)
 TRUST (CLASS 2)                                VAN KAMPEN LIFE INVESTMENT TRUST (CLASS
LSA VARIABLE SERIES TRUST                        II)
                                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)


Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 53 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                          PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                           3
--------------------------------------------------------------------------------
  Overview of Contracts                                                     4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                                 5
--------------------------------------------------------------------------------
  How the Contracts Work                                                    9
--------------------------------------------------------------------------------
  Expense Table                                                            10
--------------------------------------------------------------------------------
  Financial Information                                                    17
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                            17
--------------------------------------------------------------------------------
  Purchases                                                                19
--------------------------------------------------------------------------------
  Contract Value                                                           20
--------------------------------------------------------------------------------
  Investment Alternatives                                                  21
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                             21
--------------------------------------------------------------------------------
     The Fixed Account Options                                             23
--------------------------------------------------------------------------------

                                                                          PAGE

--------------------------------------------------------------------------------
     Transfers                                                             25
--------------------------------------------------------------------------------
  Expenses                                                                 27
--------------------------------------------------------------------------------
  Access to Your Money                                                     30
--------------------------------------------------------------------------------
  Income Payments                                                          31
--------------------------------------------------------------------------------
  Death Benefits                                                           39
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                         43
--------------------------------------------------------------------------------
  Taxes                                                                    46
--------------------------------------------------------------------------------
  Performance Information                                                  51
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                      53
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                     54
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                      55
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                   56
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                    57
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                         PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                        9
--------------------------------------------------------------------------------
Accumulation Unit                                                        20
--------------------------------------------------------------------------------
Accumulation Unit Value                                                  21
--------------------------------------------------------------------------------
Allstate New York ("We")                                                  1
--------------------------------------------------------------------------------
Annuitant                                                                17
--------------------------------------------------------------------------------
Automatic Additions Program                                              19
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                  26
--------------------------------------------------------------------------------
Beneficiary                                                              18
--------------------------------------------------------------------------------
Co-Annuitant                                                             18
--------------------------------------------------------------------------------
*Contract                                                                 1
--------------------------------------------------------------------------------
Contract Anniversary                                                      6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                   17
--------------------------------------------------------------------------------
Contract Value                                                           20
--------------------------------------------------------------------------------
Contract Year                                                             6
--------------------------------------------------------------------------------
Credit Enhancement                                                       19
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                            26
--------------------------------------------------------------------------------
Due Proof of Death                                                       39
--------------------------------------------------------------------------------
Fixed Account Options                                                    23
--------------------------------------------------------------------------------
Funds                                                                     1
--------------------------------------------------------------------------------
Guarantee Period Account                                                 24
--------------------------------------------------------------------------------
Income Base                                                               6
--------------------------------------------------------------------------------
Income Plan                                                               31
--------------------------------------------------------------------------------
Income Protection Benefit Option                                          34
--------------------------------------------------------------------------------
Investment Alternatives                                                   21
--------------------------------------------------------------------------------
IRA Contract                                                               6
--------------------------------------------------------------------------------
Issue Date                                                                 9
--------------------------------------------------------------------------------

                                                                         PAGE

--------------------------------------------------------------------------------
Maximum Anniversary Value                                                 39
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                      39
--------------------------------------------------------------------------------
Payout Phase                                                               9
--------------------------------------------------------------------------------
Payout Start Date                                                         31
--------------------------------------------------------------------------------
Portfolios                                                                44
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                               28
--------------------------------------------------------------------------------
Qualified Contract                                                        42
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                        6
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                           39
--------------------------------------------------------------------------------
Rider Application Date                                                    17
--------------------------------------------------------------------------------
Rider Date                                                                28
--------------------------------------------------------------------------------
Rider Fee                                                                  6
--------------------------------------------------------------------------------
Rider Fee Percentage                                                      37
--------------------------------------------------------------------------------
Right to Cancel                                                           20
--------------------------------------------------------------------------------
SEC                                                                        1
--------------------------------------------------------------------------------
Settlement Value                                                          39
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                         42
--------------------------------------------------------------------------------
Standard Fixed Account Option                                             24
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                             30
--------------------------------------------------------------------------------
Tax Qualified Contract                                                    48
--------------------------------------------------------------------------------
Transfer Period Accounts                                                  24
--------------------------------------------------------------------------------
Trial Examination Period                                                  20
--------------------------------------------------------------------------------
Valuation Date                                                            19
--------------------------------------------------------------------------------
Variable Account                                                          43
--------------------------------------------------------------------------------
Variable Sub-Account                                                      21
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Qualified Contracts, which are
                        Contracts issued with a qualified plan). You can add to
                        your Contract as often and as much as you like, but
                        each subsequent payment must be at least $1,000 ($50
                        for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum account size of $1,000.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                         1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                         payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                         1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                         purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                         WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                         1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                         payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                         WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                         1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                         payments withdrawn.
-------------------------------------------------------------------------------
                                  5 PROSPECTUS

-------------------------------------------------------------------------------
                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                         1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                         0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                         certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                         DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 1
                         ("RIG 1") you will pay an additional annual fee
                         ("Rider Fee") of 0.40% (up to 0.50% for Options added in the future) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 2
                         ("RIG 2") you will pay an additional annual Rider Fee of 0.55% (up to 0.75% for Options added in the future) of the INCOME BASE in effect on a CONTRACT
                         ANNIVERSARY.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                         you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .Currently there is no additional charge if you select
                          he SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                         We reserve the right to charge a mortality and expense risk charge of up to 0.15% for this benefit.
                         This benefit is only available for IRA Contracts, which are Contracts issued with an Individual
                         Retirement Annuity or Account ("IRA") under Section
                         408 of the Internal Revenue Code.

                        .Transfer fee equal to 1.00% of the amount transferred
                         up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        .State premium tax (New York currently does not impose
                         one).
-------------------------------------------------------------------------------
                                  6 PROSPECTUS

-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        . up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .37 Variable Sub-Accounts investing in Portfolios,
                         offering professional money management by these investment advisors:

                          . Putnam Investment Management, LLC

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . LSA Asset Management LLC

                          . OppenheimerFunds, Inc.

                          . Van Kampen Asset Management Inc.

                          . Van Kampen*

                          *Morgan Stanley Investment Management Inc., the investment adviser to certain of the Portfolios, does business in certain instances as Van Kampen.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Allstate New York also offers two Retirement Income
                        Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before the Payout Start Date, we will pay a
                        death benefit subject to the conditions described in
                        the Contract. In addition to the death benefit included
                        in your Contract ("Return of Premium Death Benefit" or
                        "ROP Death Benefit"), the death benefit option we
                        currently offer is the MAV DEATH BENEFIT OPTION.
-------------------------------------------------------------------------------
                                  7 PROSPECTUS

--------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to annuitization (referred to in this prospectus
                        as the Payout Phase) are generally considered to come
                        from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 591/2, may be subject to an additional 10%
                        federal tax penalty. A withdrawal charge may also
                        apply.
-------------------------------------------------------------------------------

                                  8 PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 31. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment

Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

-----------------------------------------------------------------------------------------------------------------------------------
Contract:                          0           1          2          3          4         5          6          7          8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor                  7%         7%         6%         5%         4%         3%        2%          0%          0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus            8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option      None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance                                                  $30**
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                       1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Basic Contract (without any optional benefit)                       Charge      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                   1.10%            0.19%            1.29%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                              1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)      1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)      1.50%            0.19%            1.69%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)           1.60%            0.19%            1.79%
------------------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                           0.20% (up to 0.30% for Options added in the future)

Spousal Protection Benefit (Co-Annuitant) Option   0.00% (up to 0.15% for Options added in the future)



If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                    1.30%        0.19%                1.49%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                               1.60%        0.19%                1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)       1.60%        0.19%                1.79%
-----------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)       1.70%        0.19%                1.89%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%        0.19%                1.99%
----------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

RETIREMENT INCOME GUARANTEE OPTION FEE

If you select RIG 1, you would pay a Rider Fee at the annual rate of 0.40% (up to 0.50% for Options added in the future) of the Income Base in effect on a Contract Anniversary. If you select RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% (up to 0.75% for Options added in the future) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


                                 11  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                 Minimum             Maximum
-------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses(1)
(expenses that are deducted from
Portfolio assets, which may include
management fees, distribution and/or
services (12b-1) fees, and other                 0.73%               7.61%
expenses)
-------------------------------------------------------------------------------

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                              Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
Putnam VT Global Asset          0.69%       0.25%      0.22%           1.16%
Allocation Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Growth and Income     0.48%       0.25%      0.04%           0.77%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Health Sciences       0.70%       0.25%      0.13%           1.08%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT High Yield Fund -     0.68%       0.25%      0.10%           1.03%
Class IB
------------------------------------------------------------------------------------
Putnam VT Income Fund -         0.59%       0.25%      0.09%           0.93%
Class IB
------------------------------------------------------------------------------------
Putnam VT International         0.77%       0.25%      0.22%           1.24%
Equity Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.63%       0.25%      0.09%           0.97%
Class IB
------------------------------------------------------------------------------------
Putnam VT Money Market Fund     0.40%       0.25%      0.08%           0.73%
- Class IB
------------------------------------------------------------------------------------
Putnam VT New Opportunities     0.57%       0.25%      0.06%           0.88%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.69%       0.25%      0.09%           1.03%
Class IB
------------------------------------------------------------------------------------
Putnam VT Research Fund -       0.65%       0.25%      0.13%           1.03%
Class IB
------------------------------------------------------------------------------------
Putnam VT The George Putnam     0.64%       0.25%      0.11%           1.00%
Fund of Boston - Class IB
------------------------------------------------------------------------------------
Putnam VT Utilities Growth      0.69%       0.25%      0.10%           1.04%
and Income Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    0.64%       0.25%      0.10%           0.99%
IB
------------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.54%       0.25%      0.06%           0.85%
Class IB
------------------------------------------------------------------------------------
Franklin Growth and Income
Securities Fund - Class 2       0.49%       0.25%      0.04%           0.78%
(2,3)
------------------------------------------------------------------------------------
Franklin Small Cap Value
Securities Fund - Class 2       0.59%       0.25%      0.20%           1.04%
(3,4)
------------------------------------------------------------------------------------
Mutual Shares Securities        0.60%       0.25%      0.21%           1.06%
Fund - Class 2 (3,4)
------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund - Class 2       1.25%       0.25%      0.33%           1.83%
(3)
------------------------------------------------------------------------------------
Templeton Foreign Securities    0.70%       0.25%      0.20%           1.15%
Fund - Class 2 (3,4)
------------------------------------------------------------------------------------
LSA Aggressive Growth Fund      0.95%        N/A       6.66%           7.61%
(5)
------------------------------------------------------------------------------------
LSA Equity Growth Fund (6)      0.95%        N/A       3.14%           4.09%
------------------------------------------------------------------------------------
LSA Mid Cap Value Fund (5)      0.85%        N/A       2.93%           3.78%
------------------------------------------------------------------------------------
Oppenheimer Aggressive
Growth Fund/VA -Service         0.67%       0.25%      0.66%           1.58%
Class (7,8)
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -          0.65%       0.25%      0.01%           0.91%
Service Class (7)
------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service    0.65%       0.25%      0.02%           0.92%
Class (7)
------------------------------------------------------------------------------------
Oppenheimer High Income         0.74%       0.25%      0.03%           1.02%
Fund/VA - Service Class
------------------------------------------------------------------------------------
Oppenheimer Main Street         0.68%       0.25%      0.01%           0.94%
Fund/VA - Service Class (7)
------------------------------------------------------------------------------------
                                 12 PROSPECTUS

                               Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund/VA - Service     0.75%       0.25%      0.22%           1.22%
Class (7,8)
------------------------------------------------------------------------------------
Oppenheimer Multiple
Strategies Fund/VA - Service    0.72%       0.25%      0.02%           0.99%
Class
------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      0.74%       0.25%      0.07%           1.06%
Fund/VA - Service Class (8)
------------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%       0.25%      0.08%           1.03%
Growth Portfolio - Class II
------------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.60%       0.25%      0.11%           0.96%
Income Portfolio - Class II
------------------------------------------------------------------------------------
Van Kampen UIF Active
International Allocation        0.80%       0.35%      1.18%           2.33%
Portfolio - Class II (9)
------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio -        0.80%       0.35%      0.42%           1.57%
Class II (9)
------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio - Class II     0.95%       0.35%      0.39%           1.69%
(9,10)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio - Class II     0.80%       0.35%      0.32%           1.47%
(9)
------------------------------------------------------------------------------------

1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002 (except as otherwise noted).

2.  The Fund administration fee is paid indirectly through the management fee.

3.The Portfolio's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Portfolio's prospectus.

4. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Portfolio's Board of Trustees and an exemptive order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                                      Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                                                Fees        Fees     Expenses   Portfolio Expenses
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2                      0.56%       0.25%      0.20%           1.01%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                 0.59%       0.25%      0.21%           1.05%
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                             0.68%       0.25%      0.20%           1.13%
----------------------------------------------------------------------------------------------------------------------------


5. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolios for expenses incurred above certain limits. Currently, this limit is set so that the Portfolios will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of their management fee plus 0.30% of their average daily net assets. With these fee reductions and/or expense reimbursements, "Other Expenses" and "Total Annual Portfolio Expenses" for the period ending December 31, 2002 were 0.30% and 1.25% for LSA Aggressive Growth Fund and 0.30% and 1.15% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2004. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Annual Portfolio Expenses" to exceed 1.25% and 1.15% for LSA Aggressive Growth Fund and LSA Mid Cap Value Fund, respectively.

6. Effective May 1, 2003 the LSA Focused Equity Fund changed its name to LSA Equity Growth Fund. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. With these fee reductions and/or expense reimbursements, "Other Expenses" and "Total Annual Portfolio Expenses" for the period ending December 31, 2002 were 0.30% and 1.25%, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2004. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Annual Portfolio Expenses" to exceed 1.25%.

7. Actual "Rule 12b-1 Fees" for the period ending December 31, 2002 were less than the 0.25% listed in the Table. "Total Annual Portfolio Expenses" have been restated to reflect an increase in "Rule 12b-1 Fees" effective May 1, 2002.


                                 13  PROSPECTUS

8. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers and/or reimbursement of expenses by the manager. In the table below "Other Expenses" are reduced to reflect a voluntary reduction of expenses. The manager may terminate these voluntary waivers and/or reimbursements at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                           Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                     Fees        Fees     Expenses   Portfolio Expenses
---------------------------------------------------------------------------------
Oppenheimer Aggressive
Growth Fund/VA - Service     0.67%       0.25%      0.09%           1.01%
Class
---------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund/VA -          0.75%       0.25%      0.20%           1.20%
Service Class
---------------------------------------------------------------------------------
Oppenheimer Strategic
Bond Fund/VA - Service       0.74%       0.25%      0.04%           1.03%
Class
---------------------------------------------------------------------------------


9. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The management fee is reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent "Total Annual Portfolio Expenses" exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                                     Management  Rule 12b-1   Other    Total Annual
PORTFOLIO                                              Operating Expense Limitation     Fees        Fees     Expenses    Portfolio
-----------------------------------------------------------------------------------------------------------------------  Expenses
                                                                                                                       -------------
Van Kampen UIF Active International Allocation                    1.25%                0.00%       0.10%      1.15%        1.25%
Porfolio - Class II
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio -                  1.35%                0.80%       0.05%      0.42%        1.27%
Class II
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class             1.25%                0.81%       0.05%      0.39%        1.25%
II
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II              1.35%                0.78%       0.25%      0.32%        1.35%
------------------------------------------------------------------------------------------------------------------------------------


10. The Portfolio was not operational in 2002. Figures shown are based on estimates for the current fiscal year and assume the average daily net assets of the Portfolio are not more than $75,000,000.








                                 14  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option;

.. elected RIG 2 (assuming Income Base A); and

.. elected the 5-year Withdrawal Charge Option (for Allstate Advisor Preferred
  Contracts).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                    Allstate Advisor               Allstate Advisor Plus         Allstate Advisor Preferred
------------------------------------------------------------------------------------------------------------------------------------
                               1Year 3 Years 5 Years 10 Years   1 Year 3 Years 5 Years 10 Year   1 Year  3 Years  5 Years 10 Years

------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses      $1,615  $3,351  $4,919  $8,369  $1,812  $3,752  $5,419  $8,823    $1,561 $3,345  $4,776  $8,509

------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses       $910   $1,392  $1,904  $3,496  $1,079  $1,728  $2,322  $3,905    $856   $1,399  $1,800  $3,789
------------------------------------------------------------------------------------------------------------------------------------






                                 15  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                Allstate Advisor              Allstate Advisor Plus                  Allstate Advisor Preferred
--------------------------------------------------------------------------------------------------------
                           1Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years

--------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $1,020  $2,926   $4,664   $8,369    $1,089  $3,115   $4,951   $8,823    $1,051  $3,005   $4,776   $8,509
Expenses
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio           $315   $967     $1,649   $3,496    $356   $1,090    $1,854   $3,905     $346   $1, 059   $1,800   $3,789
Expenses
------------------------------------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND RIG 2 AND THAT INCOME BASE A IS APPLIED. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 16  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

If you select RIG 1 or RIG 2, the maximum age of any Contract Owner on the Rider Application Date is 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 48.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select RIG 1 or RIG 2, the maximum age of the Annuitant on the Rider Application Date is 75. If you


                                 17  PROSPECTUS
select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any


                                 18  PROSPECTUS
restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase


                                 19  PROSPECTUS
payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the money market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


                                 20  PROSPECTUS

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:               EACH PORTFOLIO:                INVESTMENT ADVISER:
Putnam VT The George     Seeks to provide a balanced
 Putnam Fund of Boston    investment composed of a
 (Class IB)               well diversified portfolio
                          of stocks and bonds which
                          produce both capital growth
                          and current income.
-------------------------------------------------------
Putnam VT Global Asset   Seeks a high level of
 Allocation Fund (Class   long-term total return
 IB)                      consistent with
                          preservation of capital.
-------------------------------------------------------
Putnam VT Growth and     Seeks capital growth and
 Income Fund (Class IB)   current income.
-------------------------------------------------------
Putnam VT Health         Seeks capital appreciation.      PUTNAM INVESTMENT
 Sciences Fund (Class                                      MANAGEMENT, LLC
 IB)                                                    ("PUTNAM MANAGEMENT")
-------------------------------------------------------
Putnam VT High Yield      Seeks high current income.
 Fund (Class IB)          Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income Fund    Seeks high current income
 (Class IB)               consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Seeks capital appreciation.
 Equity Fund (Class IB)
-------------------------------------------------------
Putnam VT Investors      Seeks long-term growth of
 Fund (Class IB)          capital and any increased
                          income that results from
                          this growth.
-------------------------------------------------------
Putnam VT Money Market   Seeks as high a rate of
 Fund (Class IB)          current income as Putnam
                          Management believes is
                          consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Seeks long-term capital
 Opportunities Fund       appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT New Value      Seeks long-term capital
 Fund (Class IB)          appreciation.
-------------------------------------------------------------------------------
                                 21 PROSPECTUS
-------------------------------------------------------------------------------
Putnam VT Research Fund   Seeks capital appreciation.     PUTNAM INVESTMENT
 (Class IB)                                                MANAGEMENT, LLC
                                                        ("PUTNAM MANAGEMENT")
-------------------------------------------------------
Putnam VT Utilities      Seek capital growth and
 Growth and Income Fund   current income.
(Class IB)
-------------------------------------------------------
Putnam VT Vista Fund      Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT Voyager Fund    Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------------------------------
Franklin Growth and      Seeks capital appreciation
 Income Securities Fund   with current income as a      FRANKLIN ADVISERS, INC.
 (Class 2)                secondary goal.
-------------------------------------------------------
Franklin Small Cap       Seeks long-term total         FRANKLIN ADVISORY
 Value Securities Fund    return.                      SERVICES, LLC
 (Class 2)
-------------------------------------------------------------------------------
Mutual Shares            Seeks capital appreciation.   FRANKLIN MUTUAL
 Securities Fund (Class   Secondary goal is income.    ADVISERS, LLC
 2)
Templeton Developing     Seeks long-term capital
 Markets Securities       appreciation.                TEMPLETON ASSET
 Fund                                                  MANAGEMENT LTD.
(Class 2)
Templeton Foreign        Seeks long-term capital       TEMPLETON INVESTMENT
 Securities Fund (Class   growth.                      COUNSEL, LLC
 2)
-------------------------------------------------------------------------------
LSA Aggressive Growth    Seeks long-term capital of
 Fund (1)                 growth by investing
                          primarily in equity
                          securities of small and
                          mid-sized growth companies.
LSA Equity Growth Fund   Seeks long-term capital
 (2)                      appreciation by investing
                          primarily in growth
                          oriented equity securities   LSA ASSET MANAGEMENT LLC
                          of large capitalization
                          companies.
LSA Mid Cap Value Fund   Seeks long-term growth or
 (1)                      capital by investing
                          primarily in equity
                          securities of companies
                          with medium market
                          capitalizations.
Oppenheimer Aggressive   Seeks capital appreciation
 Growth Fund/VA           by investing in "growth
(Service Class)           type" companies.
-------------------------------------------------------
Oppenheimer Capital      Seeks capital appreciation
 Appreciation Fund/VA
(Service Class)
-------------------------------------------------------
Oppenheimer Global       Seeks long-term capital
 Securities Fund/VA       appreciation by investing a
(Service Class)           substantial portion of
                          assets in securities of
                          foreign issuers,
                          "growth-type" companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High Income  Seeks a high level of
 Fund/VA                  current income from
(Service Class)           investment in high-yield
                          fixed-income securities.
-------------------------------------------------------
Oppenheimer Main Street  Seeks high total return
 Fund/VA                  (which includes growth in
(Service Class)           the value of its shares as    OPPENHEIMERFUNDS, INC.
                          well as current income)
                          from equity and debt
                          securities.
-------------------------------------------------------
Oppenheimer Main Street   Seeks capital appreciation.
 Small Cap Fund/VA
(Service Class)
-------------------------------------------------------
Oppenheimer Multiple     Seeks a high total
 Strategies Fund/VA       investment return, which
(Service Class)           includes current income and
                          capital appreciation in the
                          value of its shares.
Oppenheimer Strategic    Seeks a high level of
 Bond Fund/VA             current income principally
(Service Class)           derived from interest on
                          debt securities.
-------------------------------------------------------------------------------
                                 22 PROSPECTUS
-------------------------------------------------------------------------------
Van Kampen LIT Emerging   Seeks capital appreciation
 Growth Portfolio
(Class II)                                             VAN KAMPEN ASSET
                                                       MANAGEMENT INC.
Van Kampen LIT Growth    Seeks long-term growth of
 and Income Portfolio     capital and income.
(Class II)
Van Kampen UIF Active    Seeks long-term capital       ------------------------
 International            appreciation by investing
 Allocation Portfolio     primarily, in accordance
 (Class II)               with country and sector
                          weightings determined by
                          the Adviser, in equity
                          securities of non-U.S.
                          insurers which, in the
                          aggregate, replicate broad
                          market indices.
Van Kampen UIF Emerging  Seeks high total return by
 Markets Debt Porfolio    investing primarily in
(Class II)                fixed income securities of
                          government and                VAN KAMPEN (3)
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Small     Seeks long-term capital
 Company Growth           appreciation by investing
 Portfolio                primarily in
(Class II)                growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S Real  Seeks to provide above
 Estate Portfolio         average current income and
 (Class II)               long-term capital
                          appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real
                          estate investment trusts.
-------------------------------------------------------------------------------

(1) Sub-advised by Van Kampen Asset Management Inc.

(2) Sub-advised by Van Kampen. Morgan Stanley Investment Management Inc., the sub-adviser to the LSA Equity Growth Fund, does business in certain instances as Van Kampen.

(3) Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 26.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.


                                 23  PROSPECTUS

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the money market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 26.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the money market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Standard Fixed Account Option ("Standard Fixed Guarantee Periods"). For ALLSTATE ADVISOR and ALLSTATE ADVISOR PLUS Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For ALLSTATE ADVISOR PREFERRED Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.


                                 24  PROSPECTUS

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PREFERRED CONTRACT.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your


                                 25  PROSPECTUS
variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.




AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at


                                 26  PROSPECTUS
any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the money market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be


                                 27  PROSPECTUS
sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.


RETIREMENT INCOME GUARANTEE OPTION FEE
We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. We reserve the right to change the fee for the Options. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee rate will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

We guarantee that we will not increase the fee for either option after you have added it to your Contract; however, if you elect to exercise the Trade-In Program, the new Rider Fee will be based on the Rider Fee percentage applicable to a newly purchased Retirement Income Guarantee Option at the time of trade-in.
 Refer to the Trade-In Program provision of this prospectus for more information.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.


                                 28  PROSPECTUS

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.




PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 12. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative distribution (12b-1) or other services Allstate Distributors or we provide to the Portfolios.


                                 29  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 31.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 24.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to 591/2, may be subject to an additional 10% federal penalty tax.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days


                                 30  PROSPECTUS
after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If


                                 31  PROSPECTUS
the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.



INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guarantee period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable


                                 32  PROSPECTUS
payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

Contract:                          0          1          2          3          4          5           6         7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                    7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus             8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option     None

-----------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to Variable Amount Income Payments and the portion to be applied to Fixed Amount Income Payments. For the portion of your Contract Value to be applied to Variable Amount Income Payments, you must also specify the Variable Sub-accounts on which to base the Variable Amount Income payments as well as the allocation among those Variable Sub-accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to Variable Amount Income payments, according to the Variable Sub-account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to Fixed Amount Income Payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.


                                 33  PROSPECTUS

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. The Income Protection Benefit Option may be applied only to variable income payments under Income Plans 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased, and will apply only to the Income Plans to which the Income Protection Rider has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain


                                 34  PROSPECTUS

Variable Sub-Accounts, and/or the required use of Automatic Fund Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Oppenheimer Strategic Bond

  Putnam VT Income

  Putnam VT Money Market

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Franklin Growth and Income Securities

  Franklin Small Cap Value Securities

  LSA Equity Growth

  LSA Mid Cap Value

  Mutual Shares Securities

  Oppenheimer Capital Appreciation

  Oppenheimer Global Securities

  Oppenheimer High Income

  Oppenheimer Main Street

  Oppenheimer Main Street Small Cap

  Oppenheimer Multiple Strategies

  Putnam Global Asset Allocation

  Putnam Growth and Income

  Putnam High Yield

  Putnam International Equity

  Putnam Investors

  Putnam New Value

  Putnam Research

  Putnam The George Putnam Fund of Boston

  Putnam Utilities Growth and Income

  Putnam Voyager

  Templeton Foreign Securities

  Van Kampen LIT Growth and Income

  Van Kampen UIF Active International Allocation -Class II

  Van Kampen UIF U.S. Real Estate - Class II

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  LSA Aggressive Growth

  Oppenheimer Aggressive Growth

  Putnam Health Sciences

  Putnam New Opportunities

  Putnam Vista

  Templeton Developing Markets Securities

  Van Kampen LIT Emerging Growth

  Van Kampen UIF Emerging Markets Debt - Class II

  Van Kampen UIF Small Company Growth - Class II

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We


                                 35  PROSPECTUS
may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to Fixed Income Payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS We offer two Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), which are available for an additional fee. RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

The options are available at issue of the Contract or may be added afterwards.
 We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except under the "TRADE-IN PROGRAM"described below or unless we discontinue the Trade-In Program and you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after discontinuance.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you select one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata


                                 36  PROSPECTUS
basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary. We reserve the right to change the Rider Fee for the options. However, once we issue your option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2.

However, if you exercise the Trade-In Program, defined below, then the Rider Fee Percentage upon trade-in will be the current Rider Fee Percentage in effect for the new rider at that time.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date;

.. The date the option is terminated under the terms of the Trade-In Program; or

.. If we discontinue the Trade-In Program and you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after discontinuance.

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.


                                 37  PROSPECTUS

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

Currently, we are offering a "TRADE-IN PROGRAM" that permits you to replace your Retirement Income Guarantee Option with a new Retirement Income Guarantee Option. You may exercise this program within 60 days following any 3/rd/ Contract Anniversary by providing us with satisfactory notification. We may increase the frequency with which you may trade in your Retirement Income Guarantee Option. If you elect to exercise the Trade-In Program, then all of the following conditions must be satisfied:

.. We will terminate your Retirement Income Guarantee Option and replace it with a new Retirement Income Guarantee Option.

.. You may only replace RIG 1 with a new RIG 1.  Similarly, you may only replace
  RIG 2 with a new RIG 2. The trade-in will be effective on the first business day after we receive your notification to trade-in. This date will be the Rider Date of your new rider.

.. If you replace RIG 1 with a new RIG 1, then the Income Base on the new Rider
  Date will be equal to the Contract Value on the new Rider Date.

.. If you replace RIG 2 with a new RIG 2, then:

  . Income Base A on the new Rider Date will be equal to the Contract Value on the new Rider Date;

  . Income Base B on the new Rider Date will be equal to the greater of the Contract Value or Income Base B of the terminating RIG 2.

.. The Rider Fee for the new Retirement Income Guarantee Option will be calculated using the Rider Fee Percentage and Income Base defined in the new option. All the limitations and conditions of the new option will apply as of the new Rider Date.

In the future, we may discontinue offering Retirement Income Guarantee Options to new Contract Owners and to existing Contract Owners who did not elect RIG 1 or RIG 2 prior to the date of discontinuance. At that time, we will discontinue the Trade-In Program. If we discontinue the Trade-In Program, you will be permitted to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary. If you do not cancel the option during this 60-day period, you will not be permitted to cancel it later. We reserve the right to change the conditions for exercising this Trade-In Program.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.


                                 38  PROSPECTUS

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 41, below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on


                                 39  PROSPECTUS
each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 41, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.




DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:


                                 40  PROSPECTUS

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life expectancy of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each Calendar Year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different. Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.


                                 41  PROSPECTUS

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the money market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Death of Annuitant provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we accept it. At any time there may be only one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.


                                 42  PROSPECTUS

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you terminate this option by written notice in a form satisfactory to us. Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located in Farmingville, New York. Effective May 16, 2003, the Home Office address of Allstate New York will be 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investment portfolio, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating to Allstate New York and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of


                                 43  PROSPECTUS
the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolios' board of directors/ trustees may require a separate account to withdraw its participation in a Fund. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly-owned subsidiary of Allstate Life Insurance Company, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a


                                 44  PROSPECTUS
potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 45  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Internal Revenue Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 46  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or


                                 47  PROSPECTUS

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;


                                 48  PROSPECTUS

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


                                 49  PROSPECTUS

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Account. If an annuity is purchased inside of an Individual Retirement Account, then the annuitant must be the same person as the beneficial owner of the Individual Retirement Account. The death


                                 50  PROSPECTUS
benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the annuitant.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, administrative expense charges, withdrawal charges, contract maintenance charges and the Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS.

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures


                                 51  PROSPECTUS
to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                 52  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A                                                              A-1
--------------------------------------------------------------------------------
  Appendix B                                                              B-1
--------------------------------------------------------------------------------
  Appendix C                                                              C-1
--------------------------------------------------------------------------------
  Appendix D                                                              D-1
--------------------------------------------------------------------------------
  Appendix E                                                              E-1
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 53  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                 Advisor            Advisor Plus                             Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Standard Fixed     - Dollar Cost      - Dollar Cost            None
                                 Account Option         Account Option       Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           with1, 3, 5,         Account Options    Account Options
                                 and 7 year             and 7 year           with 3 to 12       with 3 to 12
                                 Guarantee              Guarantee            month              month
                                 Periods                Periods              Transfer Periods   Transfer Periods
                                 - Dollar Cost          - Dollar Cost
                                 Averaging Fixed        Averaging Fixed
                                 Account Options        Account Options
                                 with 3 to 12           with 3 to 12
                                 month                  month
                                 Transfer Periods       Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                       None            up to 5% depending        None                None              None
                                                         on issue age and
                                                         amount of
                                                         purchase payments
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------







                                 54  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 55  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                                             Income Benefit Amount

                                                                                          -----------------5%----
                                                                                                     Roll-Up Value

                                        Beginning                Contract      Maximum    --------------------------------------
                        Type of         Contract   Transaction  Value After  Anniversary       Advisor and
      Date             Occurrence         Value      Amount     Occurrence      Value           Preferred             Plus

--------------------------------------------------------------------------------------------------------------------------------
     1/1/04       Contract Anniversary  $55,000           _      $55,000      $55,000           $52,500             $54,600

--------------------------------------------------------------------------------------------------------------------------------
     7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250          $40,176             $40,859
--------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 56  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/04      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/04       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)    $12,500     $13,000
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 57  PROSPECTUS

The Putnam Allstate Advisor Variable Annuity
Allstate Life Insurance Company of New York
One Allstate Drive                                Statement of Additional Information dated May 1, 2003
Farmingville, New York 11738
1 (800) 390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Putnam Allstate Advisor
o        Putnam Allstate Advisor Plus
o        Putnam Allstate Advisor Preferred

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above. Effective May 16, 2003, the Home Office address of Allstate New York will be 100 Motor Parkway, Hauppauge, NY 11788-5107.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

TABLE OF CONTENTS

                                                                   PAGE

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACT
PERFORMANCE INFORMATION
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
EXPERTS
FINANCIAL STATEMENTS
APPENDIX A
APPENDIX B
APPENDIX C

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------------------
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate Distributors"), , a wholly owned subsidiary of Allstate Life Insurance Company, distributes the Contracts. Allstate Distributors is an affiliate of Allstate Life Insurance Company of New York ("Allstate New York"). Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $ 4,211,860.39. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $15,074,572.32. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $4,836,463.11. Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate New York, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was $3,521,268.33. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
From time to time we may advertise the "standardized" and "non-standardized" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:


     1000(1 + T)^ to the power of n  = ERV

where:

     T    = average annual total return

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

     n    = number of years in the period

     1000 = hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge (only applicable to the Putnam Allstate Advisor Contract), we pro rate the charge by dividing (i) the contract maintenance charge by (ii) an average contract size of $43,821. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2002, are set out in Appendices A though C to this Statement of Additional Information. Standardized total returns are not shown for the Putnam Capital Opportunities, Putnam Equity Income, and Putnam Mid Cap Value Variable Sub-Accounts, which commenced operations on May 1, 2003. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts were first offered to the public on September 4, 2001 and November 1, 2001, respectively. Contracts with the Retirement Income Guarantee Rider were first offered to the public on June 1, 2002. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown. Where performance returns give effect to the Retirement Income Guarantee Rider, the performance returns have been adjusted to reflect the current charge for the Options as if that Option had been available throughout the periods shown.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return may omit one or more charges, such as withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns that do not reflect withdrawal charges also do not take into account the amount of any applicable Credit Enhancement under the Putnam Allstate Advisor Plus Contracts.


Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:


        Annualized Return = (1 + r)1/n -1

        where:
                   r = cumulative rate of return for the period shown, and


                   n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year-by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Fund's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Fund, the non-standardized performance will reflect the performance of the Variable Sub-Account or Fund, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown. The Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts were first offered to the public on September 4, 2001 and November 1, 2001, respectively. Contracts with the Retirement Income Guarantee Rider were first offered to the public on June 1, 2002. Non-standardized total returns are not shown for the Putnam Capital Opportunities, Putnam Equity Income, and Putnam Mid Cap Value Variable Sub-Accounts, which commenced operations on May 1, 2003.

ADJUSTED HISTORICAL TOTAL RETURNS

Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. To calculate such "adjusted historical total returns" we use the non-standardized annualized total returns formula described above, computed from the inception dates of the underlying Funds in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract. Under Method 1, we do not include the withdrawal charge or applicable contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using Method 1 for the periods ended December 31, 2002 are set out in Appendices A through C to this Statement of Additional Information. The adjusted historical total returns shown do not include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contracts.

Adjusted Historical Total Returns Method 2

We also may advertise the adjusted historical total return using the standardized annualized total returns formula, described above, computed from the inception dates of the underlying Funds in which the Variable Sub-Accounts invest. The adjusted historical total returns for the Variable Sub-Accounts using Method 2 for the periods ended December 31, 2002 are set out in Appendices A through C to this Statement of Additional Information. The adjusted historical total returns shown include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contracts.

CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

EXPERTS

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                                   APPENDIX A

                        PUTNAM ALLSTATE ADVISOR CONTRACT

Putnam Allstate Advisor Contracts were first offered to the public on December 10, 1999. Contracts with the Retirement Income Guarantee Rider were first offered to the public on June 1, 2002. Accordingly, where performance returns in the following tables give effect to the Retirement Income Guarantee Rider, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown. The performance figures shown reflect the deduction of current Contract charges, which include a maximum withdrawal charge of 7% that declines to zero after 7 years (not reflected in non-standardized total returns), an annual contract maintenance charge of $30 (not reflected in non-standardized total returns), and total Variable Account annual expenses of 1.25%.

In addition, where the Retirement Income Guarantee Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Capital Appreciation and Putnam Discovery Growth Variable Sub-Accounts, which commenced operations on October 2, 2000, and the Putnam Capital Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable Sub-Accounts, which commenced operations on May 1, 2003.


(Without the Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 1.48%        N/A           6.60%
Capital Appreciation                                                      -29.35%       N/A          -23.84%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -36.49%       N/A          -41.94%
Diversified Income                                                         -1.44%       N/A           0.28%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -19.64%       N/A          -10.83%
Global Equity (2)                                                         -29.39%       N/A          -27.66%
Growth and Income                                                         -26.03%       N/A           -9.24%
Growth Opportunities                                                      -36.40%       N/A          -34.80%
Health Sciences                                                           -27.37%       N/A           -4.60%
High Yield                                                                 -7.99%       N/A           -4.64%
Income                                                                     0.51%        N/A           4.31%
International Equity (1)                                                  -24.72%       N/A          -16.54%
International Growth and Income                                           -20.87%       N/A          -14.04%
International New Opportunities                                           -20.74%       N/A          -27.87%
Investors                                                                 -30.85%       N/A          -23.77%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -6.10%       N/A           0.89%
New Opportunities                                                         -37.41%       N/A          -29.64%
New Value                                                                 -22.68%       N/A           -0.23%
OTC & Emerging Growth                                                     -39.10%       N/A          -46.81%
Research                                                                  -29.20%       N/A          -15.85%
Small Cap Value                                                           -25.32%       N/A           5.24%
The George Putnam Fund of Boston                                          -15.91%       N/A           -2.66%
Utilities Growth and Income                                               -31.06%       N/A          -14.53%
Vista                                                                     -37.50%       N/A          -23.77%
Voyager                                                                   -33.48%       N/A          -22.11%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.








(With Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 1.18%        N/A           6.30%
Capital Appreciation                                                      -29.65%       N/A          -24.30%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -36.79%       N/A          -42.51%
Diversified Income                                                         -1.74%       N/A           -0.13%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -19.94%       N/A          -11.25%
Global Equity (2)                                                         -29.69%       N/A          -28.17%
Growth and Income                                                         -26.33%       N/A           -9.64%
Growth Opportunities                                                      -36.70%       N/A          -35.31%
Health Sciences                                                           -27.67%       N/A           -4.95%
High Yield                                                                 -8.29%       N/A           -5.07%
Income                                                                     0.21%        N/A           3.91%
International Equity (1)                                                  -25.02%       N/A          -16.98%
International Growth and Income                                           -21.17%       N/A          -14.47%
International New Opportunities                                           -21.04%       N/A          -28.42%
Investors                                                                 -31.15%       N/A          -24.25%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -6.40%       N/A           0.50%
New Opportunities                                                         -37.71%       N/A          -30.15%
New Value                                                                 -22.98%       N/A           -0.60%
OTC & Emerging Growth                                                     -39.40%       N/A          -47.61%
Research                                                                  -29.50%       N/A          -16.27%
Small Cap Value                                                           -25.62%       N/A           4.89%
The George Putnam Fund of Boston                                          -16.21%       N/A           -3.05%
Utilities Growth and Income                                               -31.36%       N/A          -14.94%
Vista                                                                     -37.80%       N/A          -24.21%
Voyager                                                                   -33.78%       N/A          -22.57%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.










Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Putnam Capital
Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable
Sub-Accounts, as the Funds underlying those Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge applicable to the Putnam Allstate Advisor Contracts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Equity Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Capital Appreciation and Putnam VT Discovery Growth Funds, which commenced operations on September 1, 2000, and the Putnam VT Capital
Opportunities Fund, the Putnam VT Equity Income Fund, and the Putnam VT Mid Cap
Value Fund, which commenced operations on May 1, 2003. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds are shown as follows:


Variable Sub-Account                               Inception Date of Corresponding Fund
American Government Income                                       01/31/00
Capital Appreciation                                             09/28/00
Capital Opportunities                                            05/01/03
Discovery Growth *                                               09/29/00
Diversified Income                                               09/15/93
Equity Income                                                    05/01/03
Global Asset Allocation                                          02/01/88
Global Equity **                                                 05/01/90
Growth and Income                                                02/01/88
Growth Opportunities                                             01/31/00
Health Sciences                                                  04/30/98
High Yield                                                       02/01/88
Income                                                           02/01/88
International Equity *                                           01/02/97
International Growth and Income                                  01/02/97
International New Opportunities                                  01/02/97
Investors                                                        04/30/98
Mid Cap Value                                                    05/01/03
Money Market                                                     02/01/88
New Opportunities                                                05/02/94
New Value                                                        01/02/97
OTC & Emerging Growth                                            04/30/98
Research                                                         09/29/98
Small Cap Value                                                  04/30/99
The George Putnam Fund of Boston                                 04/30/98
Utilities Growth and Income                                      05/01/92
Vista                                                            01/02/97
Voyager                                                          02/01/88


* Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the
Putnam VT Technology Fund were merged into the Putnam VT International Growth and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, the
Putnam VT International Growth Fund and the Putnam Voyager Fund II changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery
Growth Fund, respectively.

** Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund.





Without the Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 7.51%        N/A           8.02%
Capital Appreciation                                                      -23.31%       N/A          -20.53%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -30.45%       N/A          -37.42%
Diversified Income                                                         4.59%       0.58%          3.04%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -13.61%     -1.93%          5.27%
Global Equity (2)                                                         -23.36%     -5.16%          3.82%
Growth and Income                                                         -19.99%     -2.10%          7.12%
Growth Opportunities                                                      -30.37%       N/A          -29.57%
Health Sciences                                                           -21.33%       N/A           -2.69%
High Yield                                                                 -1.96%     -2.51%          4.03%
Income                                                                     6.55%       4.41%          5.25%
International Equity (1)                                                  -18.69%      1.03%          3.17%
International Growth and Income                                           -14.84%     -2.11%          0.96%
International New Opportunities                                           -14.71%     -3.64%          -3.28%
Investors                                                                 -24.82%       N/A           -8.34%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -0.06%      2.69%          2.85%
New Opportunities                                                         -31.38%     -6.70%          4.21%
New Value                                                                 -16.65%      1.29%          3.61%
OTC & Emerging Growth                                                     -33.06%       N/A          -18.35%
Research                                                                  -23.17%       N/A           -2.62%
Small Cap Value                                                           -19.29%       N/A           4.90%
The George Putnam Fund of Boston                                           -9.88%       N/A           -0.46%
Utilities Growth and Income                                               -25.03%     -5.80%          3.48%
Vista                                                                     -31.46%     -5.39%          -1.36%
Voyager                                                                   -27.44%     -2.59%          7.03%
(1)      Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the
         Putnam VT International Growth Fund and the Putnam VT Voyager Fund II,
         respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund,
         respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.





(With Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 7.21%        N/A           7.74%
Capital Appreciation                                                      -23.61%       N/A          -20.96%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -30.75%       N/A          -37.94%
Diversified Income                                                         4.29%       0.27%          2.76%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -13.91%     -2.20%          5.08%
Global Equity (2)                                                         -23.66%     -5.40%          3.64%
Growth and Income                                                         -20.29%     -2.37%          6.94%
Growth Opportunities                                                      -30.67%       N/A          -30.00%
Health Sciences                                                           -21.63%       N/A           -2.98%
High Yield                                                                 -2.26%     -2.84%          3.81%
Income                                                                     6.25%       4.13%          5.01%
International Equity (1)                                                  -18.99%      0.81%          2.95%
International Growth and Income                                           -15.14%     -2.37%          0.72%
International New Opportunities                                           -15.01%     -3.89%          -3.54%
Investors                                                                 -25.12%       N/A           -8.63%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -0.36%      2.41%          2.59%
New Opportunities                                                         -31.68%     -6.95%          4.03%
New Value                                                                 -16.95%      1.02%          3.36%
OTC & Emerging Growth                                                     -33.36%       N/A          -18.71%
Research                                                                  -23.47%       N/A           -2.91%
Small Cap Value                                                           -19.59%       N/A           4.62%
The George Putnam Fund of Boston                                          -10.18%       N/A           -0.77%
Utilities Growth and Income                                               -25.33%     -6.08%          3.28%
Vista                                                                     -31.76%     -5.63%          -1.57%
Voyager                                                                   -27.74%     -2.82%          6.86%


(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.







Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Putnam Capital
Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable
Sub-Accounts, as the Funds underlying those Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge applicable to the Putnam Allstate Advisor Contracts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Equity Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Capital Appreciation and Putnam VT Discovery Growth Funds, which commenced operations on September 1, 2000, and the Putnam VT Capital
Opportunities Fund, the Putnam VT Equity Income Fund, and the Putnam VT Mid Cap
Value Fund, which commenced operations on May 1, 2003. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds are shown as follows:


Variable Sub-Account                               Inception Date of Corresponding Fund
American Government Income                                       01/31/00
Capital Appreciation                                             09/28/00
Capital Opportunities                                            05/01/03
Discovery Growth *                                               09/29/00
Diversified Income                                               09/15/93
Equity Income                                                    05/01/03
Global Asset Allocation                                          02/01/88
Global Equity **                                                 05/01/90
Growth and Income                                                02/01/88
Growth Opportunities                                             01/31/00
Health Sciences                                                  04/30/98
High Yield                                                       02/01/88
Income                                                           02/01/88
International Equity *                                           01/02/97
International Growth and Income                                  01/02/97
International New Opportunities                                  01/02/97
Investors                                                        04/30/98
Mid Cap Value                                                    05/01/03
Money Market                                                     02/01/88
New Opportunities                                                05/02/94
New Value                                                        01/02/97
OTC & Emerging Growth                                            04/30/98
Research                                                         09/29/98
Small Cap Value                                                  04/30/99
The George Putnam Fund of Boston                                 04/30/98
Utilities Growth and Income                                      05/01/92
Vista                                                            01/02/97
Voyager                                                          02/01/88
* Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the
Putnam VT Technology Fund were merged into the Putnam VT International Growth and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, the
Putnam VT International Growth Fund and the Putnam Voyager Fund II changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery
Growth Fund, respectively.

** Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund.





(Without Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 1.48%        N/A           6.41%
Capital Appreciation                                                      -29.35%       N/A          -23.74%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth                                                          -36.49%       N/A          -41.83%
Diversified Income                                                         -1.44%     -0.01%          2.97%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -19.64%     -2.56%          5.22%
Global Equity (2)                                                         -29.39%     -5.86%          3.77%
Growth and Income                                                         -26.03%     -2.74%          7.07%
Growth Opportunities                                                      -36.40%       N/A          -33.29%
Health Sciences                                                           -27.37%       N/A           -3.59%
High Yield                                                                 -7.99%     -3.17%          3.97%
Income                                                                     0.51%       3.90%          5.19%
International Equity (1)                                                  -24.72%      0.48%          2.74%
International Growth and Income                                           -20.87%     -2.74%          0.48%
International New Opportunities                                           -20.74%     -4.31%          -3.87%
Investors                                                                 -30.85%       N/A           -9.44%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -6.10%      2.15%          2.78%
New Opportunities                                                         -37.41%     -7.45%          4.16%
New Value                                                                 -22.68%      0.73%          3.18%
OTC & Emerging Growth                                                     -39.10%       N/A          -20.04%
Research                                                                  -29.20%       N/A           -3.58%
Small Cap Value                                                           -25.32%       N/A           3.79%
The George Putnam Fund of Boston                                          -15.91%       N/A           -1.29%
Utilities Growth and Income                                               -31.06%     -6.53%          3.42%
Vista                                                                     -37.50%     -6.10%          -1.88%
Voyager                                                                   -33.48%     -3.23%          6.98%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.












(With Retirement Income Guarantee Rider)*

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
American Government Income                                                 1.18%        N/A           6.12%
Capital Appreciation                                                      -29.65%       N/A          -24.20%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -36.79%       N/A          -42.40%
Diversified Income                                                         -1.74%     -0.33%          2.68%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -19.94%     -2.85%          5.02%
Global Equity (2)                                                         -29.69%     -6.11%          3.59%
Growth and Income                                                         -26.33%     -3.01%          6.89%
Growth Opportunities                                                      -36.70%       N/A          -33.78%
Health Sciences                                                           -27.67%       N/A           -3.89%
High Yield                                                                 -8.29%     -3.51%          3.75%
Income                                                                     0.21%       3.61%          4.95%
International Equity (1)                                                  -25.02%      0.25%          2.52%
International Growth and Income                                           -21.17%     -3.01%          0.24%
International New Opportunities                                           -21.04%     -4.56%          -4.13%
Investors                                                                 -31.15%       N/A           -9.75%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -6.40%      1.86%          2.51%
New Opportunities                                                         -37.71%     -7.71%          3.99%
New Value                                                                 -22.98%      0.45%          2.93%
OTC & Emerging Growth                                                     -39.40%       N/A          -20.43%
Research                                                                  -29.50%       N/A           -3.88%
Small Cap Value                                                           -25.62%       N/A           3.50%
The George Putnam Fund of Boston                                          -16.21%       N/A           -1.61%
Utilities Growth and Income                                               -31.36%     -6.82%          3.22%
Vista                                                                     -37.80%     -6.35%          -2.10%
Voyager                                                                   -33.78%     -3.46%          6.82%

* Performance figures have been adjusted to reflect the current charge for the Retirement Income Guarantee Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).


(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.







                                   APPENDIX B

                      PUTNAM ALLSTATE ADVISOR PLUS CONTRACT

Putnam Allstate Advisor Plus Contracts were first offered to the public on September 4, 2001. Contracts with the Retirement Income Guarantee Rider were first offered to the public on May 1, 2002. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. Where performance returns in the following tables give effect to the Retirement Income Guarantee
Rider, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown.
These Contract charges include a maximum withdrawal charge of 8% that declines to zero after eight years (not reflected in non-standardized total returns), and total Variable Account annual expenses of 1.60%. The standardized total returns shown below also include the 4% credit enhancement available under the Putnam
Allstate Advisor Plus Contract.

In addition, where the Retirement Income Guarantee Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American
Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Capital Appreciation and
Putnam Discovery Growth Variable Sub-Accounts, which commenced operations on
October 2, 2000, and the Putnam Capital Opportunities, Putnam Equity Income and
Putnam Mid Cap Value Variable Sub-Accounts, which commenced operations on May 1,
2003.






(Without Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 4.62%        N/A           7.28%
Capital Appreciation                                                      -27.33%       N/A          -23.60%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -34.73%       N/A          -42.30%
Diversified Income                                                         1.59%        N/A           0.82%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -17.27%       N/A          -10.52%
Global Equity (2)                                                         -27.37%       N/A          -27.83%
Growth and Income                                                         -23.89%       N/A           -8.90%
Growth Opportunities                                                      -34.64%       N/A          -35.20%
Health Sciences                                                           -25.27%       N/A           -4.17%
High Yield                                                                 -5.19%       N/A           -4.20%
Income                                                                     3.62%        N/A           4.93%
International Equity (1)                                                  -22.54%       N/A          -16.38%
International Growth and Income                                           -18.54%       N/A          -13.82%
International New Opportunities                                           -18.40%       N/A          -28.05%
Investors                                                                 -28.89%       N/A          -23.82%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -3.23%       N/A           1.45%
New Opportunities                                                         -35.68%       N/A          -29.89%
New Value                                                                 -20.42%       N/A           0.29%
OTC & Emerging Growth                                                     -37.43%       N/A          -48.00%
Research                                                                  -27.18%       N/A          -15.67%
Small Cap Value                                                           -23.15%       N/A           5.86%
The George Putnam Fund of Boston                                          -13.40%       N/A           -2.18%
Utilities Growth and Income                                               -29.11%       N/A          -14.32%
Vista                                                                     -35.77%       N/A          -23.83%
Voyager                                                                   -31.61%       N/A          -22.11%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.






     (With Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 4.32%        N/A           6.99%
Capital Appreciation                                                      -27.63%       N/A          -24.05%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -35.03%       N/A          -42.88%
Diversified Income                                                         1.29%        N/A           0.42%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -17.57%       N/A          -10.94%
Global Equity (2)                                                         -27.67%       N/A          -28.35%
Growth and Income                                                         -24.19%       N/A           -9.29%
Growth Opportunities                                                      -34.94%       N/A          -35.72%
Health Sciences                                                           -25.57%       N/A           -4.51%
High Yield                                                                 -5.49%       N/A           -4.61%
Income                                                                     3.32%        N/A           4.54%
International Equity (1)                                                  -22.84%       N/A          -16.81%
International Growth and Income                                           -18.84%       N/A          -14.24%
International New Opportunities                                           -18.70%       N/A          -28.59%
Investors                                                                 -29.19%       N/A          -24.30%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -3.53%       N/A           1.06%
New Opportunities                                                         -35.98%       N/A          -30.41%
New Value                                                                 -20.72%       N/A           -0.07%
OTC & Emerging Growth                                                     -37.73%       N/A          -48.84%
Research                                                                  -27.48%       N/A          -16.09%
Small Cap Value                                                           -23.45%       N/A           5.52%
The George Putnam Fund of Boston                                          -13.70%       N/A           -2.56%
Utilities Growth and Income                                               -29.41%       N/A          -14.72%
Vista                                                                     -36.07%       N/A          -24.27%
Voyager                                                                   -31.91%       N/A          -22.56%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.










Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Putnam Capital
Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable
Sub-Accounts, as the Funds underlying those Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect the 4% Credit Enhancement available under the Putnam Allstate
Advisor Plus Contracts or withdrawal charges applicable to the Contracts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Equity Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Capital Appreciation and Putnam VT Discovery Growth Funds, which commenced operations on September 1, 2000, and the Putnam VT Capital
Opportunities Fund, the Putnam VT Equity Income Fund, and the Putnam VT Mid Cap
Value Fund, which commenced operations on May 1, 2003. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds are shown as follows:


Variable Sub-Account                               Inception Date of Corresponding Fund
American Government Income                                       01/31/00
Capital Appreciation                                             09/28/00
Capital Opportunities                                            05/01/03
Discovery Growth *                                               09/29/00
Diversified Income                                               09/15/93
Equity Income                                                    05/01/03
Global Asset Allocation                                          02/01/88
Global Equity **                                                 05/01/90
Growth and Income                                                02/01/88
Growth Opportunities                                             01/31/00
Health Sciences                                                  04/30/98
High Yield                                                       02/01/88
Income                                                           02/01/88
International Equity *                                           01/02/97
International Growth and Income                                  01/02/97
International New Opportunities                                  01/02/97
Investors                                                        04/30/98
Mid Cap Value                                                    05/01/03
Money Market                                                     02/01/88
New Opportunities                                                05/02/94
New Value                                                        01/02/97
OTC & Emerging Growth                                            04/30/98
Research                                                         09/29/98
Small Cap Value                                                  04/30/99
The George Putnam Fund of Boston                                 04/30/98
Utilities Growth and Income                                      05/01/92
Vista                                                            01/02/97
Voyager                                                          02/01/88



* Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the
Putnam VT Technology Fund were merged into the Putnam VT International Growth and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, the
Putnam VT International Growth Fund and the Putnam Voyager Fund II changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery
Growth Fund, respectively.

** Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund.






(Without Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 7.14%        N/A           7.64%
Capital Appreciation                                                      -23.58%       N/A          -20.81%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -30.70%       N/A          -37.64%
Diversified Income                                                         4.22%       0.23%          2.69%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -13.91%     -2.27%          4.90%
Global Equity (2)                                                         -23.63%     -5.49%          3.45%
Growth and Income                                                         -20.27%     -2.44%          6.75%
Growth Opportunities                                                      -30.61%       N/A          -29.81%
Health Sciences                                                           -21.61%       N/A           -3.03%
High Yield                                                                 -2.30%     -2.85%          3.66%
Income                                                                     6.17%       4.04%          4.88%
International Equity (1)                                                  -18.98%      0.68%          2.81%
International Growth and Income                                           -15.14%     -2.45%          0.60%
International New Opportunities                                           -15.00%     -3.97%          -3.62%
Investors                                                                 -25.08%       N/A           -8.66%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -0.42%      2.33%          2.49%
New Opportunities                                                         -31.62%     -7.03%          3.85%
New Value                                                                 -16.94%      0.94%          3.24%
OTC & Emerging Growth                                                     -33.30%       N/A          -18.64%
Research                                                                  -23.44%       N/A           -2.96%
Small Cap Value                                                           -19.57%       N/A           4.54%
The George Putnam Fund of Boston                                          -10.19%       N/A           -0.81%
Utilities Growth and Income                                               -25.29%     -6.13%          3.12%
Vista                                                                     -31.70%     -5.72%          -1.70%
Voyager                                                                   -27.70%     -2.93%          6.65%


(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.





(With Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 6.84%        N/A           7.36%
Capital Appreciation                                                      -23.88%       N/A          -21.24%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -31.00%       N/A          -38.16%
Diversified Income                                                         3.92%      -0.08%          2.40%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -14.21%     -2.55%          4.71%
Global Equity (2)                                                         -23.93%     -5.73%          3.28%
Growth and Income                                                         -20.57%     -2.71%          6.57%
Growth Opportunities                                                      -30.91%       N/A          -30.25%
Health Sciences                                                           -21.91%       N/A           -3.32%
High Yield                                                                 -2.60%     -3.18%          3.44%
Income                                                                     5.87%       3.76%          4.64%
International Equity (1)                                                  -19.28%      0.45%          2.59%
International Growth and Income                                           -15.44%     -2.72%          0.37%
International New Opportunities                                           -15.30%     -4.22%          -3.88%
Investors                                                                 -25.38%       N/A           -8.96%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -0.72%      2.05%          2.22%
New Opportunities                                                         -31.92%     -7.28%          3.67%
New Value                                                                 -17.24%      0.67%          3.00%
OTC & Emerging Growth                                                     -33.60%       N/A          -18.99%
Research                                                                  -23.74%       N/A           -3.25%
Small Cap Value                                                           -19.87%       N/A           4.25%
The George Putnam Fund of Boston                                          -10.49%       N/A           -1.12%
Utilities Growth and Income                                               -25.59%     -6.41%          2.91%
Vista                                                                     -32.00%     -5.96%          -1.92%
Voyager                                                                   -28.00%     -3.16%          6.49%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.









Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Putnam Capital
Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable
Sub-Accounts, as the Funds underlying those Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect the 4% Credit Enhancement available under the Putnam Allstate Advisor
Plus Contracts and withdrawal charges applicable to the Contracts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Equity Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Capital Appreciation and Putnam VT Discovery Growth Funds, which commenced operations on September 1, 2000, and the Putnam VT Capital
Opportunities Fund, the Putnam VT Equity Income Fund, and the Putnam VT Mid Cap
Value Fund, which commenced operations on May 1, 2003. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds are shown as follows:


Variable Sub-Account                               Inception Date of Corresponding Fund
American Government Income                                       01/31/00
Capital Appreciation                                             09/28/00
Capital Opportunities                                            05/01/03
Discovery Growth *                                               09/29/00
Diversified Income                                               09/15/93
Equity Income                                                    05/01/03
Global Asset Allocation                                          02/01/88
Global Equity **                                                 05/01/90
Growth and Income                                                02/01/88
Growth Opportunities                                             01/31/00
Health Sciences                                                  04/30/98
High Yield                                                       02/01/88
Income                                                           02/01/88
International Equity *                                           01/02/97
International Growth and Income                                  01/02/97
International New Opportunities                                  01/02/97
Investors                                                        04/30/98
Mid Cap Value                                                    05/01/03
Money Market                                                     02/01/88
New Opportunities                                                05/02/94
New Value                                                        01/02/97
OTC & Emerging Growth                                            04/30/98
Research                                                         09/29/98
Small Cap Value                                                  04/30/99
The George Putnam Fund of Boston                                 04/30/98
Utilities Growth and Income                                      05/01/92
Vista                                                            01/02/97
Voyager                                                          02/01/88

* Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the
Putnam VT Technology Fund were merged into the Putnam VT International Growth and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, the
Putnam VT International Growth Fund and the Putnam Voyager Fund II changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery
Growth Fund, respectively.

** Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund.






(Without Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 4.62%        N/A           5.58%
Capital Appreciation                                                      -27.33%       N/A          -24.99%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -34.73%       N/A          -43.43%
Diversified Income                                                         1.59%       0.19%          2.69%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -17.27%     -2.42%          5.32%
Global Equity (2)                                                         -27.37%     -5.80%          3.86%
Growth and Income                                                         -23.89%     -2.60%          7.17%
Growth Opportunities                                                      -34.64%       N/A          -34.73%
Health Sciences                                                           -25.27%       N/A           -4.28%
High Yield                                                                 -5.19%     -3.03%          4.07%
Income                                                                     3.62%       4.15%          5.30%
International Equity (1)                                                  -22.54%      0.66%          2.18%
International Growth and Income                                           -18.54%     -2.61%          -0.10%
International New Opportunities                                           -18.40%     -4.21%          -4.49%
Investors                                                                 -28.89%       N/A          -10.23%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -3.23%      2.37%          2.90%
New Opportunities                                                         -35.68%     -7.43%          3.85%
New Value                                                                 -20.42%      0.93%          2.63%
OTC & Emerging Growth                                                     -37.43%       N/A          -21.10%
Research                                                                  -27.18%       N/A           -4.31%
Small Cap Value                                                           -23.15%       N/A           3.07%
The George Putnam Fund of Boston                                          -13.40%       N/A           -1.95%
Utilities Growth and Income                                               -29.11%     -6.47%          3.52%
Vista                                                                     -35.77%     -6.04%          -2.49%
Voyager                                                                   -31.61%     -3.11%          7.07%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.










(With Retirement Income Guarantee Rider)*

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 4.32%        N/A           5.29%
Capital Appreciation                                                      -27.63%       N/A          -25.45%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -35.03%       N/A          -44.02%
Diversified Income                                                         1.29%      -0.12%          2.40%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -17.57%     -2.70%          5.12%
Global Equity (2)                                                         -27.67%     -6.05%          3.69%
Growth and Income                                                         -24.19%     -2.87%          6.99%
Growth Opportunities                                                      -34.94%       N/A          -35.24%
Health Sciences                                                           -25.57%       N/A           -4.59%
High Yield                                                                 -5.49%     -3.36%          3.86%
Income                                                                     3.32%       3.87%          5.06%
International Equity (1)                                                  -22.84%      0.43%          1.96%
International Growth and Income                                           -18.84%     -2.88%          -0.34%
International New Opportunities                                           -18.70%     -4.46%          -4.77%
Investors                                                                 -29.19%       N/A          -10.55%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -3.53%      2.09%          2.64%
New Opportunities                                                         -35.98%     -7.68%          3.67%
New Value                                                                 -20.72%      0.66%          2.38%
OTC & Emerging Growth                                                     -37.73%       N/A          -21.50%
Research                                                                  -27.48%       N/A           -4.61%
Small Cap Value                                                           -23.45%       N/A           2.78%
The George Putnam Fund of Boston                                          -13.70%       N/A           -2.28%
Utilities Growth and Income                                               -29.41%     -6.76%          3.32%
Vista                                                                     -36.07%     -6.29%          -2.71%
Voyager                                                                   -31.91%     -3.35%          6.91%

* Performance figures have been adjusted to reflect the current charge for the Retirement Income Guarantee Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.











                                   APPENDIX C

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT

Putnam Allstate Advisor Preferred Contracts were first offered to the public on November 1, 2001. Contracts with the Retirement Income Guarantee Rider were first offered to the public on May 1, 2002. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. Where performance returns in the following tables give effect to the Retirement Income Guarantee
Rider, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown.
These Contract charges include a maximum withdrawal charge of 2% that declines to zero after two years (not reflected in non-standardized total returns), and total Variable Account annual expenses of 1.65%.

In addition, where the Retirement Income Guarantee Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American
Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Capital Appreciation and
Putnam Discovery Growth Variable Sub-Accounts, which commenced operations on
October 2, 2000, and the Putnam Capital Opportunities, Putnam Equity Income and
Putnam Mid Cap Value Variable Sub-Accounts, which commenced operations on May 1,
2003.






(Without Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 6.24%        N/A           7.78%
Capital Appreciation                                                      -24.47%       N/A          -20.93%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -31.58%       N/A          -37.77%
Diversified Income                                                         3.32%        N/A           1.34%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -14.80%       N/A           -9.36%
Global Equity (2)                                                         -24.52%       N/A          -25.22%
Growth and Income                                                         -21.16%       N/A           -7.84%
Growth Opportunities                                                      -31.50%       N/A          -31.19%
Health Sciences                                                           -22.50%       N/A           -3.38%
High Yield                                                                 -3.20%       N/A           -3.41%
Income                                                                     5.27%        N/A           5.25%
International Equity (1)                                                  -19.87%       N/A          -14.81%
International Growth and Income                                           -16.03%       N/A          -12.43%
International New Opportunities                                           -15.90%       N/A          -25.41%
Investors                                                                 -25.97%       N/A          -21.61%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -1.31%       N/A           1.94%
New Opportunities                                                         -32.50%       N/A          -27.05%
New Value                                                                 -17.84%       N/A           0.84%
OTC & Emerging Growth                                                     -34.18%       N/A          -42.19%
Research                                                                  -24.33%       N/A          -14.15%
Small Cap Value                                                           -20.46%       N/A           6.14%
The George Putnam Fund of Boston                                          -11.09%       N/A           -1.50%
Utilities Growth and Income                                               -26.18%       N/A          -12.90%
Vista                                                                     -32.59%       N/A          -21.62%
Voyager                                                                   -28.59%       N/A          -20.06%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.


(With Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 5.94%        N/A           7.49%
Capital Appreciation                                                      -24.77%       N/A          -21.36%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -31.88%       N/A          -38.30%
Diversified Income                                                         3.02%        N/A           0.94%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -15.10%       N/A           -9.77%
Global Equity (2)                                                         -24.82%       N/A          -25.70%
Growth and Income                                                         -21.46%       N/A           -8.22%
Growth Opportunities                                                      -31.80%       N/A          -31.65%
Health Sciences                                                           -22.80%       N/A           -3.73%
High Yield                                                                 -3.50%       N/A           -3.82%
Income                                                                     4.97%        N/A           4.86%
International Equity (1)                                                  -20.17%       N/A          -15.22%
International Growth and Income                                           -16.33%       N/A          -12.84%
International New Opportunities                                           -16.20%       N/A          -25.92%
Investors                                                                 -26.27%       N/A          -22.06%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -1.61%       N/A           1.55%
New Opportunities                                                         -32.80%       N/A          -27.52%
New Value                                                                 -18.14%       N/A           0.48%
OTC & Emerging Growth                                                     -34.48%       N/A          -42.87%
Research                                                                  -24.63%       N/A          -14.55%
Small Cap Value                                                           -20.76%       N/A           5.80%
The George Putnam Fund of Boston                                          -11.39%       N/A           -1.88%
Utilities Growth and Income                                               -26.48%       N/A          -13.29%
Vista                                                                     -32.89%       N/A          -22.03%
Voyager                                                                   -28.89%       N/A          -20.49%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.










Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Putnam Capital
Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable
Sub-Accounts, as the Funds underlying those Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges applicable to the Putnam Allstate Advisor
Preferred Contracts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Equity Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Capital Appreciation and Putnam VT Discovery Growth Funds, which commenced operations on September 1, 2000, and the Putnam VT Capital
Opportunities Fund, the Putnam VT Equity Income Fund, and the Putnam VT Mid Cap
Value Fund, which commenced operations on May 1, 2003. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds are shown as follows:


Variable Sub-Account                               Inception Date of Corresponding Fund
American Government Income                                       01/31/00
Capital Appreciation                                             09/28/00
Capital Opportunities                                            05/01/03
Discovery Growth *                                               09/29/00
Diversified Income                                               09/15/93
Equity Income                                                    05/01/03
Global Asset Allocation                                          02/01/88
Global Equity **                                                 05/01/90
Growth and Income                                                02/01/88
Growth Opportunities                                             01/31/00
Health Sciences                                                  04/30/98
High Yield                                                       02/01/88
Income                                                           02/01/88
International Equity *                                           01/02/97
International Growth and Income                                  01/02/97
International New Opportunities                                  01/02/97
Investors                                                        04/30/98
Mid Cap Value                                                    05/01/03
Money Market                                                     02/01/88
New Opportunities                                                05/02/94
New Value                                                        01/02/97
OTC & Emerging Growth                                            04/30/98
Research                                                         09/29/98
Small Cap Value                                                  04/30/99
The George Putnam Fund of Boston                                 04/30/98
Utilities Growth and Income                                      05/01/92
Vista                                                            01/02/97
Voyager                                                          02/01/88

* Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the
Putnam VT Technology Fund were merged into the Putnam VT International Growth and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, the
Putnam VT International Growth Fund and the Putnam Voyager Fund II changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery
Growth Fund, respectively.

** Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund.





(Without the Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 7.09%        N/A           7.59%
Capital Appreciation                                                      -23.62%       N/A          -20.85%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -30.73%       N/A          -37.67%
Diversified Income                                                         4.17%       0.18%          2.63%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -13.95%     -2.32%          4.85%
Global Equity (2)                                                         -23.67%     -5.54%          3.40%
Growth and Income                                                         -20.31%     -2.49%          6.69%
Growth Opportunities                                                      -30.65%       N/A          -29.85%
Health Sciences                                                           -21.65%       N/A           -3.08%
High Yield                                                                 -2.35%     -2.90%          3.61%
Income                                                                     6.12%       3.99%          4.83%
International Equity (1)                                                  -19.02%      0.63%          2.76%
International Growth and Income                                           -15.18%     -2.50%          0.55%
International New Opportunities                                           -15.05%     -4.02%          -3.67%
Investors                                                                 -25.12%       N/A           -8.70%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -0.46%      2.28%          2.44%
New Opportunities                                                         -31.65%     -7.07%          3.79%
New Value                                                                 -16.99%      0.89%          3.19%
OTC & Emerging Growth                                                     -33.33%       N/A          -18.68%
Research                                                                  -23.48%       N/A           -3.01%
Small Cap Value                                                           -19.61%       N/A           4.49%
The George Putnam Fund of Boston                                          -10.24%       N/A           -0.86%
Utilities Growth and Income                                               -25.33%     -6.17%          3.06%
Vista                                                                     -31.74%     -5.76%          -1.75%
Voyager                                                                   -27.74%     -2.98%          6.60%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.







(With Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 6.79%        N/A           7.30%
Capital Appreciation                                                      -23.92%       N/A          -21.28%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth (1)                                                      -31.03%       N/A          -38.19%
Diversified Income                                                         3.87%      -0.13%          2.34%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -14.25%     -2.60%          4.65%
Global Equity (2)                                                         -23.97%     -5.78%          3.22%
Growth and Income                                                         -20.61%     -2.76%          6.51%
Growth Opportunities                                                      -30.95%       N/A          -30.29%
Health Sciences                                                           -21.95%       N/A           -3.37%
High Yield                                                                 -2.65%     -3.23%          3.39%
Income                                                                     5.82%       3.71%          4.59%
International Equity (1)                                                  -19.32%      0.40%          2.54%
International Growth and Income                                           -15.48%     -2.77%          0.32%
International New Opportunities                                           -15.35%     -4.27%          -3.93%
Investors                                                                 -25.42%       N/A           -9.00%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -0.76%      1.99%          2.17%
New Opportunities                                                         -31.95%     -7.32%          3.62%
New Value                                                                 -17.29%      0.62%          2.95%
OTC & Emerging Growth                                                     -33.63%       N/A          -19.04%
Research                                                                  -23.78%       N/A           -3.30%
Small Cap Value                                                           -19.91%       N/A           4.20%
The George Putnam Fund of Boston                                          -10.54%       N/A           -1.17%
Utilities Growth and Income                                               -25.63%     -6.46%          2.86%
Vista                                                                     -32.04%     -6.01%          -1.97%
Voyager                                                                   -28.04%     -3.21%          6.43%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.







Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Putnam Capital
Opportunities, Putnam Equity Income and Putnam Mid Cap Value Variable
Sub-Accounts, as the Funds underlying those Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges applicable to the Putnam Allstate Advisor Preferred
Contracts.


Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Equity Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Capital Appreciation and Putnam VT Discovery Growth Funds, which commenced operations on September 1, 2000, and the Putnam VT Capital
Opportunities Fund, the Putnam VT Equity Income Fund, and the Putnam VT Mid Cap
Value Fund, which commenced operations on May 1, 2003. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds are shown as follows:


Variable Sub-Account                               Inception Date of Corresponding Fund
American Government Income                                       01/31/00
Capital Appreciation                                             09/28/00
Capital Opportunities                                            05/01/03
Discovery Growth *                                               09/29/00
Diversified Income                                               09/15/93
Equity Income                                                    05/01/03
Global Asset Allocation                                          02/01/88
Global Equity **                                                 05/01/90
Growth and Income                                                02/01/88
Growth Opportunities                                             01/31/00
Health Sciences                                                  04/30/98
High Yield                                                       02/01/88
Income                                                           02/01/88
International Equity *                                           01/02/97
International Growth and Income                                  01/02/97
International New Opportunities                                  01/02/97
Investors                                                        04/30/98
Mid Cap Value                                                    05/01/03
Money Market                                                     02/01/88
New Opportunities                                                05/02/94
New Value                                                        01/02/97
OTC & Emerging Growth                                            04/30/98
Research                                                         09/29/98
Small Cap Value                                                  04/30/99
The George Putnam Fund of Boston                                 04/30/98
Utilities Growth and Income                                      05/01/92
Vista                                                            01/02/97
Voyager                                                          02/01/88
* Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the
Putnam VT Technology Fund were merged into the Putnam VT International Growth and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, the
Putnam VT International Growth Fund and the Putnam Voyager Fund II changed their names to the Putnam VT International Equity Fund and the Putnam VT Discovery
Growth Fund, respectively.

** Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund.







(Without Retirement Income Guarantee Rider)

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 6.24%        N/A           7.59%
Capital Appreciation                                                      -24.47%       N/A          -20.85%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth                                                          -31.58%       N/A          -37.67%
Diversified Income                                                         3.32%       0.18%          2.63%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -14.80%     -2.32%          4.85%
Global Equity (2)                                                         -24.52%     -5.54%          3.40%
Growth and Income                                                         -21.16%     -2.49%          6.69%
Growth Opportunities                                                      -31.50%       N/A          -29.85%
Health Sciences                                                           -22.50%       N/A           -3.08%
High Yield                                                                 -3.20%     -2.90%          3.61%
Income                                                                     5.27%       3.99%          4.83%
International Equity (1)                                                  -19.87%      0.63%          2.76%
International Growth and Income                                           -16.03%     -2.50%          0.55%
International New Opportunities                                           -15.90%     -4.02%          -3.67%
Investors                                                                 -25.97%       N/A           -8.70%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -1.31%      2.28%          2.44%
New Opportunities                                                         -32.50%     -7.07%          3.79%
New Value                                                                 -17.84%      0.89%          3.19%
OTC & Emerging Growth                                                     -34.18%       N/A          -18.68%
Research                                                                  -24.33%       N/A           -3.01%
Small Cap Value                                                           -20.46%       N/A           4.49%
The George Putnam Fund of Boston                                          -11.09%       N/A           -0.86%
Utilities Growth and Income                                               -26.18%     -6.17%          3.06%
Vista                                                                     -32.59%     -5.76%          -1.75%
Voyager                                                                   -28.59%     -2.98%          6.60%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.
(With Retirement Income Guarantee Rider)*

                                                                                                10 Years or Since
Variable Sub-Account                                                       1 Year     5 Years       Inception
American Government Income                                                 5.94%        N/A           7.30%
Capital Appreciation                                                      -24.77%       N/A          -21.28%
Capital Opportunities                                                       N/A         N/A            N/A
Discovery Growth                                                          -31.88%       N/A          -38.19%
Diversified Income                                                         3.02%      -0.13%          2.34%
Equity Income                                                               N/A         N/A            N/A
Global Asset Allocation                                                   -15.10%     -2.60%          4.65%
Global Equity (2)                                                         -24.82%     -5.78%          3.22%
Growth and Income                                                         -21.46%     -2.76%          6.51%
Growth Opportunities                                                      -31.80%       N/A          -30.29%
Health Sciences                                                           -22.80%       N/A           -3.37%
High Yield                                                                 -3.50%     -3.23%          3.39%
Income                                                                     4.97%       3.71%          4.59%
International Equity (1)                                                  -20.17%      0.40%          2.54%
International Growth and Income                                           -16.33%     -2.77%          0.32%
International New Opportunities                                           -16.20%     -4.27%          -3.93%
Investors                                                                 -26.27%       N/A           -9.00%
Mid Cap Value                                                               N/A         N/A            N/A
Money Market                                                               -1.61%      1.99%          2.17%
New Opportunities                                                         -32.80%     -7.32%          3.62%
New Value                                                                 -18.14%      0.62%          2.95%
OTC & Emerging Growth                                                     -34.48%       N/A          -19.04%
Research                                                                  -24.63%       N/A           -3.30%
Small Cap Value                                                           -20.76%       N/A           4.20%
The George Putnam Fund of Boston                                          -11.39%       N/A           -1.17%
Utilities Growth and Income                                               -26.48%     -6.46%          2.86%
Vista                                                                     -32.89%     -6.01%          -1.97%
Voyager                                                                   -28.89%     -3.21%          6.43%

(1) Effective October 11, 2002, the Putnam VT Asia Pacific Growth Fund and the Putnam VT Technology Fund were merged into the Putnam VT
         International Growth Fund and the Putnam VT Voyager Fund II, respectively. Effective May 1, 2003, Putnam VT International Growth
         Fund and Putnam VT Voyager Fund II changed their names to Putnam VT
         International Equity Fund and Putnam VT Discovery Growth Fund, respectively. We have combined the corresponding Variable Sub-Accounts and have made corresponding changes in the names of the Variable
         Sub-Accounts that invest in those Funds.

(2) Effective October 1, 2002, Putnam VT Global Growth Fund changed its name to Putnam VT Global Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

* Performance figures have been adjusted to reflect the current charge for the Retirement Income Guarantee Rider as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).


                THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York           Statement of Additional Information dated May 1, 2003
P.O. Box 94260
Palatine, Illinois 60094-4260
1 (866) 718-9824

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Advisor
o        Allstate Advisor Plus
o        Allstate Advisor Preferred

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

                                                               Page
Additions, Deletions or Substitutions of Investments
The Contracts
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A                                                     A-1
Appendix B                                                     B-1
Appendix C                                                     C-1
Appendix D                                                     D-1
Appendix E                                                     E-1


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $4,211,860.39. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $15,074,572.32. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was$4,836,463.11. Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was$3,521,268.33. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION
------------------------------------------------------------------
From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                  1000(1 + T)^ to the power of n  =  ERV

         where:

         T        = average annual total return

         ERV      = ending redeemable value of a hypothetical $1,000
                    payment (plus $40 credit thereon for Allstate Advisor Plus Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

         n        = number of years in the period

         1000     = hypothetical $1,000 investment (plus $40 credit thereon
                    for Allstate Advisor Plus Contracts only)

When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period.

Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2,we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2002, are set out in Appendices A through E to this Statement of Additional Information.

The Allstate Advisor Variable Annuity Contracts were first offered on May 1, 2003. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

NON-STANDARDIZED TOTAL RETURNS
--------------------------------------


From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return may omit one or more charges, such as withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns that do not reflect withdrawal charges also do not take into account the amount of any applicable Credit Enhancement under the Allstate Advisor Plus Contracts. When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2, we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n -1 where:

         r       = cumulative rate of return for the period shown, and



         n       = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown. The Allstate Advisor Variable Annuity Contracts were first offered on May 1, 2003.

Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. To calculate such "adjusted historical total returns" we use the non-standardized annualized total returns formula described above, computed from the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract. Under Method 1, we do not include the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using Method 1 for the periods ended December 31, 2002 are set out in Appendices A through E to this Statement of Additional Information. The adjusted historical total returns shown do not include any applicable credit enhancement available under the Allstate Advisor Plus Contracts.

Adjusted Historical Total Returns Method 2

We also may advertise the adjusted historical total return using the standardized annualized total returns formula , described above, computed from the inception dates of the underlying Portfolios in which the Variable
Sub-Accounts invest. The adjusted historical total returns for the Variable Sub-Accounts using Method 2 for the periods ended December 31, 2002 are set out in Appendices A through E to this Statement of Additional Information. The adjusted historical total returns shown include the 4% credit enhancement available under the Allstate Advisor Plus Contracts.


CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-----------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the consolidated financial statements of Allstate New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, the related financial statement schedules of Allstate, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                                   APPENDIX A

                            ALLSTATE ADVISOR CONTRACT

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

The Contract charges include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.29% (without any optional benefit riders), or

-        1.49% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The following Variable Sub-Accounts commenced operations on September 19, 2000: Mutual Shares Securities and Templeton Developing Markets Securities. The Templeton Foreign Securities Variable Sub-Account commenced operations on May 22, 2000. The LSA Equity Growth Variable Sub-Account commenced operations on June 21, 2000. The remaining Variable Sub-Accounts commenced operations on May 1, 2003.

(Without any optional benefits)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.93%       N/A           -2.68%
Putnam Global Asset Allocation - Class IB                                 -19.66%       N/A          -10.85%
Putnam Growth and Income - Class IB                                       -26.04%       N/A           -9.25%
Putnam Health Sciences - Class IB                                         -27.38%       N/A           -4.62%
Putnam High Yield - Class IB                                               -8.01%       N/A           -4.66%
Putnam Income - Class IB                                                   0.49%        N/A           4.29%
Putnam International Equity - Class IB                                    -24.74%       N/A          -16.56%
Putnam Investors - Class IB                                               -30.87%       N/A          -23.78%
Putnam Money Market - Class IB                                             -6.12%       N/A           0.87%
Putnam New Opportunities - Class IB                                       -37.42%       N/A          -29.64%
Putnam New Value - Class IB                                               -22.70%       N/A           -0.26%
Putnam Research - Class IB                                                -29.22%       N/A          -15.87%
Putnam Utilities Growth and Income - Class IB                             -31.08%       N/A          -14.55%
Putnam Vista - Class IB                                                   -37.51%       N/A          -23.78%
Putnam Voyager - Class IB                                                 -33.49%       N/A          -22.12%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.96%       N/A           -3.36%
Templeton Developing Markets Securities - Class 2                          -7.44%       N/A          -11.24%
Templeton Foreign Securities - Class 2                                    -25.62%       N/A          -15.28%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.18%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A


(With the MAV Death Benefit Option)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.11%       N/A           -2.88%
Putnam Global Asset Allocation - Class IB                                 -19.83%       N/A          -11.04%
Putnam Growth and Income - Class IB                                       -26.20%       N/A           -9.45%
Putnam Health Sciences - Class IB                                         -27.54%       N/A           -4.82%
Putnam High Yield - Class IB                                               -8.21%       N/A           -4.86%
Putnam Income - Class IB                                                   0.27%        N/A           4.07%
Putnam International Equity - Class IB                                    -24.90%       N/A          -16.74%
Putnam Investors - Class IB                                               -31.02%       N/A          -23.95%
Putnam Money Market - Class IB                                             -6.32%       N/A           0.66%
Putnam New Opportunities - Class IB                                       -37.56%       N/A          -29.80%
Putnam New Value - Class IB                                               -22.87%       N/A           -0.46%
Putnam Research - Class IB                                                -29.37%       N/A          -16.05%
Putnam Utilities Growth and Income - Class IB                             -31.23%       N/A          -14.73%
Putnam Vista - Class IB                                                   -37.65%       N/A          -23.95%
Putnam Voyager - Class IB                                                 -33.64%       N/A          -22.30%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.13%       N/A           -3.56%
Templeton Developing Markets Securities - Class 2                          -7.64%       N/A          -11.43%
Templeton Foreign Securities - Class 2                                    -25.78%       N/A          -15.46%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.27%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

 (With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.33%       N/A           -3.20%
Putnam Global Asset Allocation - Class IB                                 -20.06%       N/A          -11.41%
Putnam Growth and Income - Class IB                                       -26.44%       N/A           -9.79%
Putnam Health Sciences - Class IB                                         -27.78%       N/A           -5.09%
Putnam High Yield - Class IB                                               -8.41%       N/A           -5.23%
Putnam Income - Class IB                                                   0.09%        N/A           3.76%
Putnam International Equity - Class IB                                    -25.14%       N/A          -17.13%
Putnam Investors - Class IB                                               -31.27%       N/A          -24.42%
Putnam Money Market - Class IB                                             -6.52%       N/A           0.34%
Putnam New Opportunities - Class IB                                       -37.82%       N/A          -30.32%
Putnam New Value - Class IB                                               -23.10%       N/A           -0.75%
Putnam Research - Class IB                                                -29.62%       N/A          -16.43%
Putnam Utilities Growth and Income - Class IB                             -31.48%       N/A          -15.09%
Putnam Vista - Class IB                                                   -37.91%       N/A          -24.37%
Putnam Voyager - Class IB                                                 -33.89%       N/A          -22.73%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.36%       N/A           -3.87%
Templeton Developing Markets Securities - Class 2                          -7.84%       N/A          -11.83%
Templeton Foreign Securities - Class 2                                    -26.02%       N/A          -15.78%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.58%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.51%       N/A           -3.41%
Putnam Global Asset Allocation - Class IB                                 -20.23%       N/A          -11.60%
Putnam Growth and Income - Class IB                                       -26.60%       N/A           -9.98%
Putnam Health Sciences - Class IB                                         -27.94%       N/A           -5.29%
Putnam High Yield - Class IB                                               -8.61%       N/A           -5.43%
Putnam Income - Class IB                                                   -0.13%       N/A           3.54%
Putnam International Equity - Class IB                                    -25.30%       N/A          -17.32%
Putnam Investors - Class IB                                               -31.42%       N/A          -24.59%
Putnam Money Market - Class IB                                             -6.72%       N/A           0.13%
Putnam New Opportunities - Class IB                                       -37.96%       N/A          -30.49%
Putnam New Value - Class IB                                               -23.27%       N/A           -0.95%
Putnam Research - Class IB                                                -29.77%       N/A          -16.61%
Putnam Utilities Growth and Income - Class IB                             -31.63%       N/A          -15.27%
Putnam Vista - Class IB                                                   -38.05%       N/A          -24.54%
Putnam Voyager - Class IB                                                 -34.04%       N/A          -22.90%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.53%       N/A           -4.08%
Templeton Developing Markets Securities - Class 2                          -8.04%       N/A          -12.02%
Templeton Foreign Securities - Class 2                                    -26.18%       N/A          -15.96%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.67%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.48%       N/A           -3.40%
Putnam Global Asset Allocation - Class IB                                 -20.21%       N/A          -11.62%
Putnam Growth and Income - Class IB                                       -26.59%       N/A           -9.99%
Putnam Health Sciences - Class IB                                         -27.93%       N/A           -5.27%
Putnam High Yield - Class IB                                               -8.56%       N/A           -5.44%
Putnam Income - Class IB                                                   -0.06%       N/A           3.56%
Putnam International Equity - Class IB                                    -25.29%       N/A          -17.35%
Putnam Investors - Class IB                                               -31.42%       N/A          -24.66%
Putnam Money Market - Class IB                                             -6.67%       N/A           0.14%
Putnam New Opportunities - Class IB                                       -37.97%       N/A          -30.58%
Putnam New Value - Class IB                                               -23.25%       N/A           -0.93%
Putnam Research - Class IB                                                -29.77%       N/A          -16.64%
Putnam Utilities Growth and Income - Class IB                             -31.63%       N/A          -15.30%
Putnam Vista - Class IB                                                   -38.06%       N/A          -24.59%
Putnam Voyager - Class IB                                                 -34.04%       N/A          -22.96%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.51%       N/A           -4.07%
Templeton Developing Markets Securities - Class 2                          -7.99%       N/A          -12.05%
Templeton Foreign Securities - Class 2                                    -26.17%       N/A          -15.96%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.73%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.66%       N/A           -3.60%
Putnam Global Asset Allocation - Class IB                                 -20.38%       N/A          -11.81%
Putnam Growth and Income - Class IB                                       -26.75%       N/A          -10.18%
Putnam Health Sciences - Class IB                                         -28.09%       N/A           -5.47%
Putnam High Yield - Class IB                                               -8.76%       N/A           -5.64%
Putnam Income - Class IB                                                   -0.28%       N/A           3.34%
Putnam International Equity - Class IB                                    -25.45%       N/A          -17.53%
Putnam Investors - Class IB                                               -31.57%       N/A          -24.83%
Putnam Money Market - Class IB                                             -6.87%       N/A           -0.07%
Putnam New Opportunities - Class IB                                       -38.11%       N/A          -30.75%
Putnam New Value - Class IB                                               -23.42%       N/A           -1.14%
Putnam Research - Class IB                                                -29.92%       N/A          -16.82%
Putnam Utilities Growth and Income - Class IB                             -31.78%       N/A          -15.48%
Putnam Vista - Class IB                                                   -38.20%       N/A          -24.76%
Putnam Voyager - Class IB                                                 -34.19%       N/A          -23.13%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.68%       N/A           -4.27%
Templeton Developing Markets Securities - Class 2                          -8.19%       N/A          -12.24%
Templeton Foreign Securities - Class 2                                    -26.33%       N/A          -16.15%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.82%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A






Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

Variable Sub-Account                                       Inception Date of
                                                       Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                         -9.92%       N/A           -0.50%
Putnam Global Asset Allocation - Class IB                                 -13.64%     -1.97%          5.23%
Putnam Growth and Income - Class IB                                       -20.03%     -2.14%          7.08%
Putnam Health Sciences - Class IB                                         -21.36%       N/A           -2.73%
Putnam High Yield - Class IB                                               -2.00%     -2.55%          3.99%
Putnam Income - Class IB                                                   6.50%       4.37%          5.21%
Putnam International Equity - Class IB                                    -18.73%      0.99%          3.13%
Putnam Investors - Class IB                                               -24.85%       N/A           -8.37%
Putnam Money Market - Class IB                                             -0.11%      2.79%          2.88%
Putnam New Opportunities - Class IB                                       -31.41%     -6.74%          4.17%
Putnam New Value - Class IB                                               -16.69%      1.25%          3.56%
Putnam Research - Class IB                                                -23.20%       N/A           -2.66%
Putnam Utilities Growth and Income - Class IB                             -25.06%     -5.84%          3.43%
Putnam Vista - Class IB                                                   -31.49%     -5.42%          -1.40%
Putnam Voyager - Class IB                                                 -27.47%     -2.63%          6.98%
Franklin Growth and Income Securities - Class 2                            -9.49%      3.69%          9.40%
Franklin Small Cap Value Securities - Class 2                             -10.43%       N/A           -0.91%
Mutual Shares Securities - Class 2                                        -12.94%      2.60%          5.14%
Templeton Developing Markets Securities - Class 2                          -1.43%     -6.68%         -10.76%
Templeton Foreign Securities - Class 2                                    -19.61%     -3.39%          6.27%
LSA Aggressive Growth                                                     -32.47%       N/A          -28.47%
LSA Equity Growth                                                         -30.72%       N/A          -14.28%
LSA Mid Cap Value                                                          -8.68%       N/A           -1.96%
Oppenheimer Aggressive Growth - Service Class                             -28.97%     -3.31%          5.12%
Oppenheimer Capital Appreciation - Service Class                          -28.03%      0.81%          8.56%
Oppenheimer Global Securities - Service Class                             -23.37%      3.87%          10.30%
Oppenheimer High Income - Service Class                                    -3.91%     -1.41%          5.14%
Oppenheimer Main Street - Service Class                                   -20.02%     -4.63%          7.11%
Oppenheimer Main Street Small Cap - Service Class                         -17.01%       N/A           -2.19%
Oppenheimer Multiple Strategies - Service Class                           -11.73%      1.57%          6.51%
Oppenheimer Strategic Bond - Service Class                                 5.69%       2.57%          4.26%
Van Kampen LIT Emerging Growth - Class II                                 -33.52%      1.58%          7.43%
Van Kampen LIT Growth and Income - Class II                               -15.83%      3.62%          6.15%
Van Kampen UIF Active International Allocation - Class II                 -19.02%       N/A          -12.75%
Van Kampen UIF Emerging Markets Debt - Class II                            7.42%       2.79%          2.50%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.28%      2.76%          5.08%

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.10%       N/A           -0.70%
Putnam Global Asset Allocation - Class IB                                 -13.82%     -2.17%          5.02%
Putnam Growth and Income - Class IB                                       -20.19%     -2.33%          6.87%
Putnam Health Sciences - Class IB                                         -21.52%       N/A           -2.93%
Putnam High Yield - Class IB                                               -2.19%     -2.75%          3.78%
Putnam Income - Class IB                                                   6.29%       4.16%          5.00%
Putnam International Equity - Class IB                                    -18.89%      0.79%          2.92%
Putnam Investors - Class IB                                               -25.00%       N/A           -8.56%
Putnam Money Market - Class IB                                             -0.30%      2.58%          2.68%
Putnam New Opportunities - Class IB                                       -31.54%     -6.93%          3.96%
Putnam New Value - Class IB                                               -16.85%      1.05%          3.36%
Putnam Research - Class IB                                                -23.36%       N/A           -2.85%
Putnam Utilities Growth and Income - Class IB                             -25.21%     -6.02%          3.23%
Putnam Vista - Class IB                                                   -31.63%     -5.61%          -1.59%
Putnam Voyager - Class IB                                                 -27.62%     -2.82%          6.77%
Franklin Growth and Income Securities - Class 2                            -9.67%      3.49%          9.18%
Franklin Small Cap Value Securities - Class 2                             -10.61%       N/A           -1.11%
Mutual Shares Securities - Class 2                                        -13.12%      2.39%          4.93%
Templeton Developing Markets Securities - Class 2                          -1.62%     -6.87%         -10.94%
Templeton Foreign Securities - Class 2                                    -19.77%     -3.58%          6.06%
LSA Aggressive Growth                                                     -32.60%       N/A          -28.61%
LSA Equity Growth                                                         -30.85%       N/A          -14.45%
LSA Mid Cap Value                                                          -8.86%       N/A           -2.16%
Oppenheimer Aggressive Growth - Service Class                             -29.11%     -3.51%          4.91%
Oppenheimer Capital Appreciation - Service Class                          -28.17%      0.61%          8.35%
Oppenheimer Global Securities - Service Class                             -23.52%      3.67%          10.08%
Oppenheimer High Income - Service Class                                    -4.10%     -1.60%          4.93%
Oppenheimer Main Street - Service Class                                   -20.18%     -4.82%          6.90%
Oppenheimer Main Street Small Cap - Service Class                         -17.17%       N/A           -2.38%
Oppenheimer Multiple Strategies - Service Class                           -11.91%      1.37%          6.30%
Oppenheimer Strategic Bond - Service Class                                 5.48%       2.36%          4.05%
Van Kampen LIT Emerging Growth - Class II                                 -33.65%      1.38%          7.22%
Van Kampen LIT Growth and Income - Class II                               -16.00%      3.41%          5.94%
Van Kampen UIF Active International Allocation - Class II                 -19.19%       N/A          -12.92%
Van Kampen UIF Emerging Markets Debt - Class II                            7.21%       2.59%          2.30%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.47%      2.56%          4.87%

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.32%       N/A           -0.91%
Putnam Global Asset Allocation - Class IB                                 -14.04%     -2.34%          4.97%
Putnam Growth and Income - Class IB                                       -20.43%     -2.50%          6.84%
Putnam Health Sciences - Class IB                                         -21.76%       N/A           -3.12%
Putnam High Yield - Class IB                                               -2.40%     -2.98%          3.69%
Putnam Income - Class IB                                                   6.10%       3.99%          4.89%
Putnam International Equity - Class IB                                    -19.13%      0.69%          2.84%
Putnam Investors - Class IB                                               -25.25%       N/A           -8.77%
Putnam Money Market - Class IB                                             -0.51%      2.41%          2.53%
Putnam New Opportunities - Class IB                                       -31.81%     -7.07%          3.93%
Putnam New Value - Class IB                                               -17.09%      0.89%          3.24%
Putnam Research - Class IB                                                -23.60%       N/A           -3.04%
Putnam Utilities Growth and Income - Class IB                             -25.46%     -6.21%          3.17%
Putnam Vista - Class IB                                                   -31.89%     -5.75%          -1.68%
Putnam Voyager - Class IB                                                 -27.87%     -2.94%          6.76%
Franklin Growth and Income Securities - Class 2                            -9.89%      3.34%          9.15%
Franklin Small Cap Value Securities - Class 2                             -10.83%       N/A           -1.39%
Mutual Shares Securities - Class 2                                        -13.34%      2.24%          4.77%
Templeton Developing Markets Securities - Class 2                          -1.83%     -7.15%         -11.41%
Templeton Foreign Securities - Class 2                                    -20.01%     -3.75%          6.05%
LSA Aggressive Growth                                                     -32.87%       N/A          -29.02%
LSA Equity Growth                                                         -31.12%       N/A          -14.77%
LSA Mid Cap Value                                                          -9.08%       N/A           -2.52%
Oppenheimer Aggressive Growth - Service Class                             -29.37%     -3.62%          4.88%
Oppenheimer Capital Appreciation - Service Class                          -28.43%      0.51%          8.33%
Oppenheimer Global Securities - Service Class                             -23.77%      3.59%          10.10%
Oppenheimer High Income - Service Class                                    -4.31%     -1.81%          4.87%
Oppenheimer Main Street - Service Class                                   -20.42%     -5.01%          6.87%
Oppenheimer Main Street Small Cap - Service Class                         -17.41%       N/A           -2.59%
Oppenheimer Multiple Strategies - Service Class                           -12.13%      1.21%          6.24%
Oppenheimer Strategic Bond - Service Class                                 5.29%       2.18%          3.90%
Van Kampen LIT Emerging Growth - Class II                                 -33.92%      1.33%          7.19%
Van Kampen LIT Growth and Income - Class II                               -16.23%      3.30%          5.79%
Van Kampen UIF Active International Allocation - Class II                 -19.42%       N/A          -13.25%
Van Kampen UIF Emerging Markets Debt - Class II                            7.02%       2.35%          2.03%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.68%      2.35%          4.70%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.50%       N/A           -1.11%
Putnam Global Asset Allocation - Class IB                                 -14.22%     -2.53%          4.75%
Putnam Growth and Income - Class IB                                       -20.59%     -2.70%          6.62%
Putnam Health Sciences - Class IB                                         -21.92%       N/A           -3.32%
Putnam High Yield - Class IB                                               -2.59%     -3.18%          3.48%
Putnam Income - Class IB                                                   5.89%       3.78%          4.68%
Putnam International Equity - Class IB                                    -19.29%      0.49%          2.63%
Putnam Investors - Class IB                                               -25.40%       N/A           -8.95%
Putnam Money Market - Class IB                                             -0.70%      2.21%          2.32%
Putnam New Opportunities - Class IB                                       -31.94%     -7.26%          3.72%
Putnam New Value - Class IB                                               -17.25%      0.69%          3.03%
Putnam Research - Class IB                                                -23.76%       N/A           -3.24%
Putnam Utilities Growth and Income - Class IB                             -25.61%     -6.40%          2.96%
Putnam Vista - Class IB                                                   -32.03%     -5.94%          -1.88%
Putnam Voyager - Class IB                                                 -28.02%     -3.13%          6.55%
Franklin Growth and Income Securities - Class 2                           -10.07%      3.13%          8.93%
Franklin Small Cap Value Securities - Class 2                             -11.01%       N/A           -1.59%
Mutual Shares Securities - Class 2                                        -13.52%      2.03%          4.55%
Templeton Developing Markets Securities - Class 2                          -2.02%     -7.34%         -11.60%
Templeton Foreign Securities - Class 2                                    -20.17%     -3.94%          5.84%
LSA Aggressive Growth                                                     -33.00%       N/A          -29.16%
LSA Equity Growth                                                         -31.25%       N/A          -14.94%
LSA Mid Cap Value                                                          -9.26%       N/A           -2.72%
Oppenheimer Aggressive Growth - Service Class                             -29.51%     -3.82%          4.67%
Oppenheimer Capital Appreciation - Service Class                          -28.57%      0.31%          8.11%
Oppenheimer Global Securities - Service Class                             -23.92%      3.38%          9.88%
Oppenheimer High Income - Service Class                                    -4.50%     -2.01%          4.65%
Oppenheimer Main Street - Service Class                                   -20.58%     -5.21%          6.65%
Oppenheimer Main Street Small Cap - Service Class                         -17.57%       N/A           -2.78%
Oppenheimer Multiple Strategies - Service Class                           -12.31%      1.01%          6.03%
Oppenheimer Strategic Bond - Service Class                                 5.08%       1.97%          3.69%
Van Kampen LIT Emerging Growth - Class II                                 -34.05%      1.13%          6.98%
Van Kampen LIT Growth and Income - Class II                               -16.40%      3.09%          5.58%
Van Kampen UIF Active International Allocation - Class II                 -19.59%       N/A          -13.42%
Van Kampen UIF Emerging Markets Debt - Class II                            6.81%       2.14%          1.82%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.87%      2.14%          4.49%

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.47%       N/A           -1.07%
Putnam Global Asset Allocation - Class IB                                 -14.19%     -2.47%          4.87%
Putnam Growth and Income - Class IB                                       -20.58%     -2.64%          6.75%
Putnam Health Sciences - Class IB                                         -21.91%       N/A           -3.27%
Putnam High Yield - Class IB                                               -2.55%     -3.15%          3.58%
Putnam Income - Class IB                                                   5.95%       3.85%          4.77%
Putnam International Equity - Class IB                                    -19.28%      0.58%          2.73%
Putnam Investors - Class IB                                               -25.40%       N/A           -8.92%
Putnam Money Market - Class IB                                             -0.66%      2.27%          2.39%
Putnam New Opportunities - Class IB                                       -31.96%     -7.19%          3.84%
Putnam New Value - Class IB                                               -17.24%      0.75%          3.11%
Putnam Research - Class IB                                                -23.75%       N/A           -3.19%
Putnam Utilities Growth and Income - Class IB                             -25.61%     -6.35%          3.06%
Putnam Vista - Class IB                                                   -32.04%     -5.87%          -1.79%
Putnam Voyager - Class IB                                                 -28.02%     -3.05%          6.68%
Franklin Growth and Income Securities - Class 2                           -10.04%      3.21%          9.05%
Franklin Small Cap Value Securities - Class 2                             -10.98%       N/A           -1.57%
Mutual Shares Securities - Class 2                                        -13.49%      2.10%          4.62%
Templeton Developing Markets Securities - Class 2                          -1.98%     -7.32%         -11.66%
Templeton Foreign Securities - Class 2                                    -20.16%     -3.89%          5.97%
LSA Aggressive Growth                                                     -33.02%       N/A          -29.23%
LSA Equity Growth                                                         -31.27%       N/A          -14.95%
LSA Mid Cap Value                                                          -9.23%       N/A           -2.73%
Oppenheimer Aggressive Growth - Service Class                             -29.52%     -3.74%          4.79%
Oppenheimer Capital Appreciation - Service Class                          -28.58%      0.40%          8.24%
Oppenheimer Global Securities - Service Class                             -23.92%      3.48%          10.02%
Oppenheimer High Income - Service Class                                    -4.46%     -1.97%          4.76%
Oppenheimer Main Street - Service Class                                   -20.57%     -5.16%          6.77%
Oppenheimer Main Street Small Cap - Service Class                         -17.56%       N/A           -2.74%
Oppenheimer Multiple Strategies - Service Class                           -12.28%      1.08%          6.14%
Oppenheimer Strategic Bond - Service Class                                 5.14%       2.03%          3.77%
Van Kampen LIT Emerging Growth - Class II                                 -34.07%      1.24%          7.10%
Van Kampen LIT Growth and Income - Class II                               -16.38%      3.18%          5.66%
Van Kampen UIF Active International Allocation - Class II                 -19.57%       N/A          -13.43%
Van Kampen UIF Emerging Markets Debt - Class II                            6.87%       2.18%          1.84%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.83%      2.19%          4.56%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.65%       N/A           -1.27%
Putnam Global Asset Allocation - Class IB                                 -14.37%     -2.67%          4.65%
Putnam Growth and Income - Class IB                                       -20.74%     -2.83%          6.53%
Putnam Health Sciences - Class IB                                         -22.07%       N/A           -3.46%
Putnam High Yield - Class IB                                               -2.74%     -3.35%          3.37%
Putnam Income - Class IB                                                   5.74%       3.64%          4.55%
Putnam International Equity - Class IB                                    -19.44%      0.37%          2.52%
Putnam Investors - Class IB                                               -25.55%       N/A           -9.11%
Putnam Money Market - Class IB                                             -0.85%      2.06%          2.18%
Putnam New Opportunities - Class IB                                       -32.09%     -7.38%          3.63%
Putnam New Value - Class IB                                               -17.40%      0.55%          2.91%
Putnam Research - Class IB                                                -23.91%       N/A           -3.38%
Putnam Utilities Growth and Income - Class IB                             -25.76%     -6.54%          2.85%
Putnam Vista - Class IB                                                   -32.18%     -6.06%          -1.99%
Putnam Voyager - Class IB                                                 -28.17%     -3.25%          6.46%
Franklin Growth and Income Securities - Class 2                           -10.22%      3.00%          8.83%
Franklin Small Cap Value Securities - Class 2                             -11.16%       N/A           -1.77%
Mutual Shares Securities - Class 2                                        -13.67%      1.89%          4.41%
Templeton Developing Markets Securities - Class 2                          -2.17%     -7.51%         -11.85%
Templeton Foreign Securities - Class 2                                    -20.32%     -4.08%          5.76%
LSA Aggressive Growth                                                     -33.15%       N/A          -29.37%
LSA Equity Growth                                                         -31.40%       N/A          -15.12%
LSA Mid Cap Value                                                          -9.41%       N/A           -2.93%
Oppenheimer Aggressive Growth - Service Class                             -29.66%     -3.94%          4.58%
Oppenheimer Capital Appreciation - Service Class                          -28.72%      0.20%          8.02%
Oppenheimer Global Securities - Service Class                             -24.07%      3.27%          9.80%
Oppenheimer High Income - Service Class                                    -4.65%     -2.17%          4.55%
Oppenheimer Main Street - Service Class                                   -20.73%     -5.35%          6.56%
Oppenheimer Main Street Small Cap - Service Class                         -17.72%       N/A           -2.93%
Oppenheimer Multiple Strategies - Service Class                           -12.46%      0.87%          5.92%
Oppenheimer Strategic Bond - Service Class                                 4.93%       1.82%          3.56%
Van Kampen LIT Emerging Growth - Class II                                 -34.20%      1.04%          6.89%
Van Kampen LIT Growth and Income - Class II                               -16.55%      2.97%          5.44%
Van Kampen UIF Active International Allocation - Class II                 -19.74%       N/A          -13.61%
Van Kampen UIF Emerging Markets Debt - Class II                            6.66%       1.97%          1.64%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.02%      1.99%          4.35%








Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.



Variable Sub-Account                                       Inception Date of
                                                       Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception*
Putnam The George Putnam Fund of Boston - Class IB                        -15.93%       N/A           -1.32%
Putnam Global Asset Allocation - Class IB                                 -19.66%     -2.59%          5.19%
Putnam Growth and Income - Class IB                                       -26.04%     -2.76%          7.04%
Putnam Health Sciences - Class IB                                         -27.38%       N/A           -3.62%
Putnam High Yield - Class IB                                               -8.01%     -3.20%          3.94%
Putnam Income - Class IB                                                   0.49%       3.87%          5.16%
Putnam International Equity - Class IB                                    -24.74%      0.45%          2.71%
Putnam Investors - Class IB                                               -30.87%       N/A           -9.47%
Putnam Money Market - Class IB                                             -6.12%      2.26%          2.82%
Putnam New Opportunities - Class IB                                       -37.42%     -7.48%          4.13%
Putnam New Value - Class IB                                               -22.70%      0.70%          3.15%
Putnam Research - Class IB                                                -29.22%       N/A           -3.61%
Putnam Utilities Growth and Income - Class IB                             -31.08%     -6.56%          3.39%
Putnam Vista - Class IB                                                   -37.51%     -6.12%          -1.91%
Putnam Voyager - Class IB                                                 -33.49%     -3.25%          6.95%
Franklin Growth and Income Securities - Class 2                           -15.50%      3.19%          9.36%
Franklin Small Cap Value Securities - Class 2                             -16.44%       N/A           -1.75%
Mutual Shares Securities - Class 2                                        -18.96%      2.07%          4.86%
Templeton Developing Markets Securities - Class 2                          -7.44%     -7.44%         -11.37%
Templeton Foreign Securities - Class 2                                    -25.62%     -4.04%          6.24%
LSA Aggressive Growth                                                     -38.49%       N/A          -33.52%
LSA Equity Growth                                                         -36.73%       N/A          -16.26%
LSA Mid Cap Value                                                         -14.69%       N/A           -6.44%
Oppenheimer Aggressive Growth - Service Class                             -34.98%     -3.96%          5.08%
Oppenheimer Capital Appreciation - Service Class                          -34.04%      0.26%          8.52%
Oppenheimer Global Securities - Service Class                             -29.38%      3.38%          10.26%
Oppenheimer High Income - Service Class                                    -9.92%     -2.02%          5.10%
Oppenheimer Main Street - Service Class                                   -26.04%     -5.32%          7.07%
Oppenheimer Main Street Small Cap - Service Class                         -23.02%       N/A           -3.06%
Oppenheimer Multiple Strategies - Service Class                           -17.75%      1.03%          6.47%
Oppenheimer Strategic Bond - Service Class                                 -0.33%      2.04%          4.20%
Van Kampen LIT Emerging Growth - Class II                                 -39.54%      1.06%          7.39%
Van Kampen LIT Growth and Income - Class II                               -21.85%      3.12%          5.88%
Van Kampen UIF Active International Allocation - Class II                 -25.04%       N/A          -14.63%
Van Kampen UIF Emerging Markets Debt - Class II                            1.40%       2.26%          2.01%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.29%      2.23%          4.67%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception*
Putnam The George Putnam Fund of Boston - Class IB                        -16.11%       N/A           -1.52%
Putnam Global Asset Allocation - Class IB                                 -19.83%     -2.79%          4.98%
Putnam Growth and Income - Class IB                                       -26.20%     -2.96%          6.83%
Putnam Health Sciences - Class IB                                         -27.54%       N/A           -3.82%
Putnam High Yield - Class IB                                               -8.21%     -3.40%          3.73%
Putnam Income - Class IB                                                   0.27%       3.66%          4.95%
Putnam International Equity - Class IB                                    -24.90%      0.24%          2.50%
Putnam Investors - Class IB                                               -31.02%       N/A           -9.66%
Putnam Money Market - Class IB                                             -6.32%      2.05%          2.62%
Putnam New Opportunities - Class IB                                       -37.56%     -7.67%          3.92%
Putnam New Value - Class IB                                               -22.87%      0.50%          2.94%
Putnam Research - Class IB                                                -29.37%       N/A           -3.81%
Putnam Utilities Growth and Income - Class IB                             -31.23%     -6.75%          3.18%
Putnam Vista - Class IB                                                   -37.65%     -6.32%          -2.11%
Putnam Voyager - Class IB                                                 -33.64%     -3.45%          6.73%
Franklin Growth and Income Securities - Class 2                           -15.69%      2.98%          9.14%
Franklin Small Cap Value Securities - Class 2                             -16.62%       N/A           -1.96%
Mutual Shares Securities - Class 2                                        -19.13%      1.86%          4.65%
Templeton Developing Markets Securities - Class 2                          -7.64%     -7.63%         -11.55%
Templeton Foreign Securities - Class 2                                    -25.78%     -4.24%          6.03%
LSA Aggressive Growth                                                     -38.62%       N/A          -33.67%
LSA Equity Growth                                                         -36.87%       N/A          -16.44%
LSA Mid Cap Value                                                         -14.88%       N/A           -6.64%
Oppenheimer Aggressive Growth - Service Class                             -35.13%     -4.16%          4.87%
Oppenheimer Capital Appreciation - Service Class                          -34.19%      0.05%          8.31%
Oppenheimer Global Securities - Service Class                             -29.54%      3.17%          10.04%
Oppenheimer High Income - Service Class                                   -10.12%     -2.22%          4.89%
Oppenheimer Main Street - Service Class                                   -26.20%     -5.52%          6.86%
Oppenheimer Main Street Small Cap - Service Class                         -23.19%       N/A           -3.26%
Oppenheimer Multiple Strategies - Service Class                           -17.92%      0.82%          6.25%
Oppenheimer Strategic Bond - Service Class                                 -0.54%      1.83%          3.99%
Van Kampen LIT Emerging Growth - Class II                                 -39.67%      0.85%          7.18%
Van Kampen LIT Growth and Income - Class II                               -22.02%      2.91%          5.66%
Van Kampen UIF Active International Allocation - Class II                 -25.20%       N/A          -14.81%
Van Kampen UIF Emerging Markets Debt - Class II                            1.19%       2.05%          1.80%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.49%      2.02%          4.45%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception*
Putnam The George Putnam Fund of Boston - Class IB                        -16.33%       N/A           -1.75%
Putnam Global Asset Allocation - Class IB                                 -20.06%     -2.97%          4.92%
Putnam Growth and Income - Class IB                                       -26.44%     -3.13%          6.80%
Putnam Health Sciences - Class IB                                         -27.78%       N/A           -4.02%
Putnam High Yield - Class IB                                               -8.41%     -3.64%          3.64%
Putnam Income - Class IB                                                   0.09%       3.49%          4.83%
Putnam International Equity - Class IB                                    -25.14%      0.14%          2.42%
Putnam Investors - Class IB                                               -31.27%       N/A           -9.88%
Putnam Money Market - Class IB                                             -6.52%      1.88%          2.46%
Putnam New Opportunities - Class IB                                       -37.82%     -7.82%          3.89%
Putnam New Value - Class IB                                               -23.10%      0.33%          2.82%
Putnam Research - Class IB                                                -29.62%       N/A           -4.01%
Putnam Utilities Growth and Income - Class IB                             -31.48%     -6.94%          3.12%
Putnam Vista - Class IB                                                   -37.91%     -6.46%          -2.20%
Putnam Voyager - Class IB                                                 -33.89%     -3.57%          6.73%
Franklin Growth and Income Securities - Class 2                           -15.90%      2.83%          9.10%
Franklin Small Cap Value Securities - Class 2                             -16.84%       N/A           -2.25%
Mutual Shares Securities - Class 2                                        -19.36%      1.70%          4.48%
Templeton Developing Markets Securities - Class 2                          -7.84%     -7.92%         -12.04%
Templeton Foreign Securities - Class 2                                    -26.02%     -4.41%          6.02%
LSA Aggressive Growth                                                     -38.89%       N/A          -34.09%
LSA Equity Growth                                                         -37.13%       N/A          -16.77%
LSA Mid Cap Value                                                         -15.09%       N/A           -7.01%
Oppenheimer Aggressive Growth - Service Class                             -35.38%     -4.28%          4.84%
Oppenheimer Capital Appreciation - Service Class                          -34.44%     -0.04%          8.29%
Oppenheimer Global Securities - Service Class                             -29.78%      3.09%          10.07%
Oppenheimer High Income - Service Class                                   -10.32%     -2.44%          4.82%
Oppenheimer Main Street - Service Class                                   -26.44%     -5.72%          6.83%
Oppenheimer Main Street Small Cap - Service Class                         -23.42%       N/A           -3.47%
Oppenheimer Multiple Strategies - Service Class                           -18.15%      0.66%          6.19%
Oppenheimer Strategic Bond - Service Class                                 -0.73%      1.64%          3.84%
Van Kampen LIT Emerging Growth - Class II                                 -39.94%      0.80%          7.15%
Van Kampen LIT Growth and Income - Class II                               -22.25%      2.80%          5.52%
Van Kampen UIF Active International Allocation - Class II                 -25.44%       N/A          -15.15%
Van Kampen UIF Emerging Markets Debt - Class II                            1.00%       1.81%          1.52%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.69%      1.81%          4.29%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception*
Putnam The George Putnam Fund of Boston - Class IB                        -16.51%       N/A           -1.95%
Putnam Global Asset Allocation - Class IB                                 -20.23%     -3.17%          4.71%
Putnam Growth and Income - Class IB                                       -26.60%     -3.33%          6.58%
Putnam Health Sciences - Class IB                                         -27.94%       N/A           -4.22%
Putnam High Yield - Class IB                                               -8.61%     -3.84%          3.43%
Putnam Income - Class IB                                                   -0.13%      3.27%          4.62%
Putnam International Equity - Class IB                                    -25.30%     -0.07%          2.21%
Putnam Investors - Class IB                                               -31.42%       N/A          -10.07%
Putnam Money Market - Class IB                                             -6.72%      1.67%          2.26%
Putnam New Opportunities - Class IB                                       -37.96%     -8.01%          3.68%
Putnam New Value - Class IB                                               -23.27%      0.12%          2.60%
Putnam Research - Class IB                                                -29.77%       N/A           -4.21%
Putnam Utilities Growth and Income - Class IB                             -31.63%     -7.14%          2.91%
Putnam Vista - Class IB                                                   -38.05%     -6.65%          -2.40%
Putnam Voyager - Class IB                                                 -34.04%     -3.77%          6.51%
Franklin Growth and Income Securities - Class 2                           -16.09%      2.62%          8.88%
Franklin Small Cap Value Securities - Class 2                             -17.02%       N/A           -2.45%
Mutual Shares Securities - Class 2                                        -19.53%      1.49%          4.27%
Templeton Developing Markets Securities - Class 2                          -8.04%     -8.12%         -12.23%
Templeton Foreign Securities - Class 2                                    -26.18%     -4.61%          5.80%
LSA Aggressive Growth                                                     -39.02%       N/A          -34.24%
LSA Equity Growth                                                         -37.27%       N/A          -16.95%
LSA Mid Cap Value                                                         -15.28%       N/A           -7.21%
Oppenheimer Aggressive Growth - Service Class                             -35.53%     -4.48%          4.63%
Oppenheimer Capital Appreciation - Service Class                          -34.59%     -0.25%          8.07%
Oppenheimer Global Securities - Service Class                             -29.94%      2.88%          9.84%
Oppenheimer High Income - Service Class                                   -10.52%     -2.64%          4.61%
Oppenheimer Main Street - Service Class                                   -26.60%     -5.91%          6.61%
Oppenheimer Main Street Small Cap - Service Class                         -23.59%       N/A           -3.67%
Oppenheimer Multiple Strategies - Service Class                           -18.32%      0.45%          5.98%
Oppenheimer Strategic Bond - Service Class                                 -0.94%      1.43%          3.63%
Van Kampen LIT Emerging Growth - Class II                                 -40.07%      0.60%          6.94%
Van Kampen LIT Growth and Income - Class II                               -22.42%      2.58%          5.30%
Van Kampen UIF Active International Allocation - Class II                 -25.60%       N/A          -15.34%
Van Kampen UIF Emerging Markets Debt - Class II                            0.79%       1.59%          1.31%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.89%      1.60%          4.07%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception*
Putnam The George Putnam Fund of Boston - Class IB                        -16.48%       N/A           -1.91%
Putnam Global Asset Allocation - Class IB                                 -20.21%     -3.11%          4.82%
Putnam Growth and Income - Class IB                                       -26.59%     -3.27%          6.71%
Putnam Health Sciences - Class IB                                         -27.93%       N/A           -4.17%
Putnam High Yield - Class IB                                               -8.56%     -3.81%          3.53%
Putnam Income - Class IB                                                   -0.06%      3.34%          4.71%
Putnam International Equity - Class IB                                    -25.29%      0.02%          2.31%
Putnam Investors - Class IB                                               -31.42%       N/A          -10.04%
Putnam Money Market - Class IB                                             -6.67%      1.74%          2.33%
Putnam New Opportunities - Class IB                                       -37.97%     -7.95%          3.80%
Putnam New Value - Class IB                                               -23.25%      0.19%          2.69%
Putnam Research - Class IB                                                -29.77%       N/A           -4.16%
Putnam Utilities Growth and Income - Class IB                             -31.63%     -7.09%          3.02%
Putnam Vista - Class IB                                                   -38.06%     -6.58%          -2.31%
Putnam Voyager - Class IB                                                 -34.04%     -3.69%          6.64%
Franklin Growth and Income Securities - Class 2                           -16.05%      2.69%          9.01%
Franklin Small Cap Value Securities - Class 2                             -16.99%       N/A           -2.44%
Mutual Shares Securities - Class 2                                        -19.51%      1.56%          4.34%
Templeton Developing Markets Securities - Class 2                          -7.99%     -8.11%         -12.30%
Templeton Foreign Securities - Class 2                                    -26.17%     -4.55%          5.93%
LSA Aggressive Growth                                                     -39.04%       N/A          -34.30%
LSA Equity Growth                                                         -37.28%       N/A          -16.97%
LSA Mid Cap Value                                                         -15.24%       N/A           -7.22%
Oppenheimer Aggressive Growth - Service Class                             -35.53%     -4.40%          4.76%
Oppenheimer Capital Appreciation - Service Class                          -34.59%     -0.16%          8.20%
Oppenheimer Global Securities - Service Class                             -29.93%      2.98%          9.99%
Oppenheimer High Income - Service Class                                   -10.47%     -2.60%          4.72%
Oppenheimer Main Street - Service Class                                   -26.59%     -5.86%          6.73%
Oppenheimer Main Street Small Cap - Service Class                         -23.57%       N/A           -3.62%
Oppenheimer Multiple Strategies - Service Class                           -18.30%      0.52%          6.09%
Oppenheimer Strategic Bond - Service Class                                 -0.88%      1.49%          3.71%
Van Kampen LIT Emerging Growth - Class II                                 -40.09%      0.71%          7.06%
Van Kampen LIT Growth and Income - Class II                               -22.40%      2.67%          5.38%
Van Kampen UIF Active International Allocation - Class II                 -25.59%       N/A          -15.35%
Van Kampen UIF Emerging Markets Debt - Class II                            0.85%       1.63%          1.33%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.84%      1.65%          4.14%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception*
Putnam The George Putnam Fund of Boston - Class IB                        -16.66%       N/A           -2.11%
Putnam Global Asset Allocation - Class IB                                 -20.38%     -3.31%          4.61%
Putnam Growth and Income - Class IB                                       -26.75%     -3.48%          6.49%
Putnam Health Sciences - Class IB                                         -28.09%       N/A           -4.37%
Putnam High Yield - Class IB                                               -8.76%     -4.01%          3.32%
Putnam Income - Class IB                                                   -0.28%      3.13%          4.50%
Putnam International Equity - Class IB                                    -25.45%     -0.19%          2.10%
Putnam Investors - Class IB                                               -31.57%       N/A          -10.23%
Putnam Money Market - Class IB                                             -6.87%      1.52%          2.12%
Putnam New Opportunities - Class IB                                       -38.11%     -8.14%          3.59%
Putnam New Value - Class IB                                               -23.42%     -0.02%          2.48%
Putnam Research - Class IB                                                -29.92%       N/A           -4.36%
Putnam Utilities Growth and Income - Class IB                             -31.78%     -7.29%          2.81%
Putnam Vista - Class IB                                                   -38.20%     -6.78%          -2.52%
Putnam Voyager - Class IB                                                 -34.19%     -3.89%          6.43%
Franklin Growth and Income Securities - Class 2                           -16.24%      2.48%          8.79%
Franklin Small Cap Value Securities - Class 2                             -17.17%       N/A           -2.64%
Mutual Shares Securities - Class 2                                        -19.68%      1.35%          4.12%
Templeton Developing Markets Securities - Class 2                          -8.19%     -8.30%         -12.50%
Templeton Foreign Securities - Class 2                                    -26.33%     -4.75%          5.72%
LSA Aggressive Growth                                                     -39.17%       N/A          -34.45%
LSA Equity Growth                                                         -37.42%       N/A          -17.15%
LSA Mid Cap Value                                                         -15.43%       N/A           -7.42%
Oppenheimer Aggressive Growth - Service Class                             -35.68%     -4.60%          4.54%
Oppenheimer Capital Appreciation - Service Class                          -34.74%     -0.37%          7.98%
Oppenheimer Global Securities - Service Class                             -30.09%      2.76%          9.77%
Oppenheimer High Income - Service Class                                   -10.67%     -2.80%          4.50%
Oppenheimer Main Street - Service Class                                   -26.75%     -6.06%          6.52%
Oppenheimer Main Street Small Cap - Service Class                         -23.74%       N/A           -3.83%
Oppenheimer Multiple Strategies - Service Class                           -18.47%      0.31%          5.87%
Oppenheimer Strategic Bond - Service Class                                 -1.09%      1.28%          3.50%
Van Kampen LIT Emerging Growth - Class II                                 -40.22%      0.50%          6.84%
Van Kampen LIT Growth and Income - Class II                               -22.57%      2.46%          5.16%
Van Kampen UIF Active International Allocation - Class II                 -25.75%       N/A          -15.54%
Van Kampen UIF Emerging Markets Debt - Class II                            0.64%       1.42%          1.12%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -9.04%      1.44%          3.93%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.









                                   APPENDIX B

                         ALLSTATE ADVISOR PLUS CONTRACT

The Allstate Advisor Plus Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts (and
Options as applicable) as if they had been available throughout the periods shown. These Contract charges include a maximum withdrawal charge of 8.5% that declines to zero after eight years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.59% (without any optional benefit riders), or

-        1.79% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

The standardized total returns shown below also include the 4% Credit
Enhancement available under the Allstate Advisor Plus Contract and assume the oldest Contract Owner and oldest Annuitant are age 85 or younger on the Application Date and that cumulative purchase payments less cumulative withdrawals are $500,000 or less.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable
Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity,
Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New
Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager. The following Variable Sub-Accounts commenced operations on
September 19, 2000: Mutual Shares Securities and Templeton Developing Markets
Securities. The Templeton Foreign Securities Variable Sub-Account commenced operations on May 22, 2000. The LSA Equity Growth Variable Sub-Account commenced operations on June 21, 2000. The remaining Variable Sub-Accounts commenced operations on May 1, 2003..
(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.66%       N/A           -3.60%
Putnam Global Asset Allocation - Class IB                                 -20.38%       N/A          -11.81%
Putnam Growth and Income - Class IB                                       -26.75%       N/A          -10.18%
Putnam Health Sciences - Class IB                                         -28.09%       N/A           -5.47%
Putnam High Yield - Class IB                                               -8.76%       N/A           -5.64%
Putnam Income - Class IB                                                   -0.28%       N/A           3.34%
Putnam International Equity - Class IB                                    -25.45%       N/A          -17.53%
Putnam Investors - Class IB                                               -31.57%       N/A          -24.83%
Putnam Money Market - Class IB                                             -6.87%       N/A           -0.07%
Putnam New Opportunities - Class IB                                       -38.11%       N/A          -30.75%
Putnam New Value - Class IB                                               -23.42%       N/A           -1.14%
Putnam Research - Class IB                                                -29.92%       N/A          -16.82%
Putnam Utilities Growth and Income - Class IB                             -31.78%       N/A          -15.48%
Putnam Vista - Class IB                                                   -38.20%       N/A          -24.76%
Putnam Voyager - Class IB                                                 -34.19%       N/A          -23.13%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.68%       N/A           -4.27%
Templeton Developing Markets Securities - Class 2                          -8.19%       N/A          -12.24%
Templeton Foreign Securities - Class 2                                    -26.33%       N/A          -16.15%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.82%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.07%       N/A           -2.61%
Putnam Global Asset Allocation - Class IB                                 -17.93%       N/A          -10.98%
Putnam Growth and Income - Class IB                                       -24.53%       N/A           -9.34%
Putnam Health Sciences - Class IB                                         -25.92%       N/A           -4.59%
Putnam High Yield - Class IB                                               -5.88%       N/A           -4.64%
Putnam Income - Class IB                                                   2.92%        N/A           4.51%
Putnam International Equity - Class IB                                    -23.19%       N/A          -16.86%
Putnam Investors - Class IB                                               -29.53%       N/A          -24.34%
Putnam Money Market - Class IB                                             -3.92%       N/A           1.02%
Putnam New Opportunities - Class IB                                       -36.31%       N/A          -30.46%
Putnam New Value - Class IB                                               -21.08%       N/A           -0.13%
Putnam Research - Class IB                                                -27.82%       N/A          -16.14%
Putnam Utilities Growth and Income - Class IB                             -29.74%       N/A          -14.78%
Putnam Vista - Class IB                                                   -36.40%       N/A          -24.33%
Putnam Voyager - Class IB                                                 -32.24%       N/A          -22.62%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -17.20%       N/A           -3.07%
Templeton Developing Markets Securities - Class 2                          -5.29%       N/A          -11.15%
Templeton Foreign Securities - Class 2                                    -24.10%       N/A          -15.41%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -18.25%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.28%       N/A           -2.91%
Putnam Global Asset Allocation - Class IB                                 -18.15%       N/A          -11.34%
Putnam Growth and Income - Class IB                                       -24.77%       N/A           -9.67%
Putnam Health Sciences - Class IB                                         -26.16%       N/A           -4.85%
Putnam High Yield - Class IB                                               -6.07%       N/A           -4.99%
Putnam Income - Class IB                                                   2.74%        N/A           4.21%
Putnam International Equity - Class IB                                    -23.42%       N/A          -17.25%
Putnam Investors - Class IB                                               -29.77%       N/A          -24.80%
Putnam Money Market - Class IB                                             -4.11%       N/A           0.72%
Putnam New Opportunities - Class IB                                       -36.57%       N/A          -30.98%
Putnam New Value - Class IB                                               -21.31%       N/A           -0.40%
Putnam Research - Class IB                                                -28.06%       N/A          -16.51%
Putnam Utilities Growth and Income - Class IB                             -29.99%       N/A          -15.14%
Putnam Vista - Class IB                                                   -36.66%       N/A          -24.75%
Putnam Voyager - Class IB                                                 -32.49%       N/A          -23.05%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -17.42%       N/A           -3.37%
Templeton Developing Markets Securities - Class 2                          -5.48%       N/A          -11.54%
Templeton Foreign Securities - Class 2                                    -24.33%       N/A          -15.72%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -18.56%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.47%       N/A           -3.12%
Putnam Global Asset Allocation - Class IB                                 -18.33%       N/A          -11.54%
Putnam Growth and Income - Class IB                                       -24.93%       N/A           -9.87%
Putnam Health Sciences - Class IB                                         -26.32%       N/A           -5.06%
Putnam High Yield - Class IB                                               -6.28%       N/A           -5.19%
Putnam Income - Class IB                                                   2.52%        N/A           3.99%
Putnam International Equity - Class IB                                    -23.59%       N/A          -17.43%
Putnam Investors - Class IB                                               -29.93%       N/A          -24.98%
Putnam Money Market - Class IB                                             -4.32%       N/A           0.50%
Putnam New Opportunities - Class IB                                       -36.71%       N/A          -31.15%
Putnam New Value - Class IB                                               -21.48%       N/A           -0.61%
Putnam Research - Class IB                                                -28.22%       N/A          -16.70%
Putnam Utilities Growth and Income - Class IB                             -30.14%       N/A          -15.32%
Putnam Vista - Class IB                                                   -36.80%       N/A          -24.93%
Putnam Voyager - Class IB                                                 -32.64%       N/A          -23.22%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -17.60%       N/A           -3.58%
Templeton Developing Markets Securities - Class 2                          -5.69%       N/A          -11.74%
Templeton Foreign Securities - Class 2                                    -24.50%       N/A          -15.91%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -18.65%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.43%       N/A           -3.11%
Putnam Global Asset Allocation - Class IB                                 -18.30%       N/A          -11.55%
Putnam Growth and Income - Class IB                                       -24.92%       N/A           -9.87%
Putnam Health Sciences - Class IB                                         -26.31%       N/A           -5.03%
Putnam High Yield - Class IB                                               -6.22%       N/A           -5.20%
Putnam Income - Class IB                                                   2.59%        N/A           4.01%
Putnam International Equity - Class IB                                    -23.57%       N/A          -17.46%
Putnam Investors - Class IB                                               -29.92%       N/A          -25.05%
Putnam Money Market - Class IB                                             -4.26%       N/A           0.52%
Putnam New Opportunities - Class IB                                       -36.72%       N/A          -31.25%
Putnam New Value - Class IB                                               -21.46%       N/A           -0.58%
Putnam Research - Class IB                                                -28.21%       N/A          -16.73%
Putnam Utilities Growth and Income - Class IB                             -30.14%       N/A          -15.34%
Putnam Vista - Class IB                                                   -36.81%       N/A          -24.98%
Putnam Voyager - Class IB                                                 -32.64%       N/A          -23.28%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -17.57%       N/A           -3.56%
Templeton Developing Markets Securities - Class 2                          -5.63%       N/A          -11.76%
Templeton Foreign Securities - Class 2                                    -24.48%       N/A          -15.90%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -18.71%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.62%       N/A           -3.32%
Putnam Global Asset Allocation - Class IB                                 -18.48%       N/A          -11.75%
Putnam Growth and Income - Class IB                                       -25.08%       N/A          -10.07%
Putnam Health Sciences - Class IB                                         -26.47%       N/A           -5.24%
Putnam High Yield - Class IB                                               -6.43%       N/A           -5.41%
Putnam Income - Class IB                                                   2.37%        N/A           3.79%
Putnam International Equity - Class IB                                    -23.74%       N/A          -17.65%
Putnam Investors - Class IB                                               -30.08%       N/A          -25.22%
Putnam Money Market - Class IB                                             -4.47%       N/A           0.30%
Putnam New Opportunities - Class IB                                       -36.86%       N/A          -31.42%
Putnam New Value - Class IB                                               -21.63%       N/A           -0.80%
Putnam Research - Class IB                                                -28.37%       N/A          -16.91%
Putnam Utilities Growth and Income - Class IB                             -30.29%       N/A          -15.53%
Putnam Vista - Class IB                                                   -36.95%       N/A          -25.16%
Putnam Voyager - Class IB                                                 -32.79%       N/A          -23.45%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -17.75%       N/A           -3.77%
Templeton Developing Markets Securities - Class 2                          -5.84%       N/A          -11.96%
Templeton Foreign Securities - Class 2                                    -24.65%       N/A          -16.09%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -18.80%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A







Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not include any applicable Credit
Enhancement available under the Allstate Advisor Plus Contracts and do not reflect withdrawal charges or the $30 annual contract maintenance charge.


Variable Sub-Account                                       Inception Date of
                                                                         Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.65%       N/A           -1.27%
Putnam Global Asset Allocation - Class IB                                 -14.37%     -2.67%          4.65%
Putnam Growth and Income - Class IB                                       -20.74%     -2.83%          6.53%
Putnam Health Sciences - Class IB                                         -22.07%       N/A           -3.46%
Putnam High Yield - Class IB                                               -2.74%     -3.35%          3.37%
Putnam Income - Class IB                                                   5.74%       3.64%          4.55%
Putnam International Equity - Class IB                                    -19.44%      0.37%          2.52%
Putnam Investors - Class IB                                               -25.55%       N/A           -9.11%
Putnam Money Market - Class IB                                             -0.85%      2.06%          2.18%
Putnam New Opportunities - Class IB                                       -32.09%     -7.38%          3.63%
Putnam New Value - Class IB                                               -17.40%      0.55%          2.91%
Putnam Research - Class IB                                                -23.91%       N/A           -3.38%
Putnam Utilities Growth and Income - Class IB                             -25.76%     -6.54%          2.85%
Putnam Vista - Class IB                                                   -32.18%     -6.06%          -1.99%
Putnam Voyager - Class IB                                                 -28.17%     -3.25%          6.46%
Franklin Growth and Income Securities - Class 2                           -10.22%      3.00%          8.83%
Franklin Small Cap Value Securities - Class 2                             -11.16%       N/A           -1.77%
Mutual Shares Securities - Class 2                                        -13.67%      1.89%          4.41%
Templeton Developing Markets Securities - Class 2                          -2.17%     -7.51%         -11.85%
Templeton Foreign Securities - Class 2                                    -20.32%     -4.08%          5.76%
LSA Aggressive Growth                                                     -33.15%       N/A          -29.37%
LSA Equity Growth                                                         -31.40%       N/A          -15.12%
LSA Mid Cap Value                                                          -9.41%       N/A           -2.93%
Oppenheimer Aggressive Growth - Service Class                             -29.66%     -3.94%          4.58%
Oppenheimer Capital Appreciation - Service Class                          -28.72%      0.20%          8.02%
Oppenheimer Global Securities - Service Class                             -24.07%      3.27%          9.80%
Oppenheimer High Income - Service Class                                    -4.65%     -2.17%          4.55%
Oppenheimer Main Street - Service Class                                   -20.73%     -5.35%          6.56%
Oppenheimer Main Street Small Cap - Service Class                         -17.72%       N/A           -2.93%
Oppenheimer Multiple Strategies - Service Class                           -12.46%      0.87%          5.92%
Oppenheimer Strategic Bond - Service Class                                 4.93%       1.82%          3.56%
Van Kampen LIT Emerging Growth - Class II                                 -34.20%      1.04%          6.89%
Van Kampen LIT Growth and Income - Class II                               -16.55%      2.97%          5.44%
Van Kampen UIF Active International Allocation - Class II                 -19.74%       N/A          -13.61%
Van Kampen UIF Emerging Markets Debt - Class II                            6.66%       1.97%          1.64%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.02%      1.99%          4.35%

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.36%       N/A           -0.99%
Putnam Global Asset Allocation - Class IB                                 -14.07%     -2.46%          4.71%
Putnam Growth and Income - Class IB                                       -20.43%     -2.63%          6.55%
Putnam Health Sciences - Class IB                                         -21.76%       N/A           -3.22%
Putnam High Yield - Class IB                                               -2.49%     -3.04%          3.47%
Putnam Income - Class IB                                                   5.97%       3.85%          4.69%
Putnam International Equity - Class IB                                    -19.13%      0.49%          2.61%
Putnam Investors - Class IB                                               -25.22%       N/A           -8.83%
Putnam Money Market - Class IB                                             -0.60%      2.28%          2.37%
Putnam New Opportunities - Class IB                                       -31.75%     -7.21%          3.65%
Putnam New Value - Class IB                                               -17.10%      0.75%          3.05%
Putnam Research - Class IB                                                -23.59%       N/A           -3.14%
Putnam Utilities Growth and Income - Class IB                             -25.44%     -6.31%          2.92%
Putnam Vista - Class IB                                                   -31.83%     -5.90%          -1.89%
Putnam Voyager - Class IB                                                 -27.84%     -3.11%          6.45%
Franklin Growth and Income Securities - Class 2                            -9.94%      3.18%          8.85%
Franklin Small Cap Value Securities - Class 2                             -10.87%       N/A           -1.40%
Mutual Shares Securities - Class 2                                        -13.38%      2.09%          4.62%
Templeton Developing Markets Securities - Class 2                          -1.92%     -7.14%         -11.21%
Templeton Foreign Securities - Class 2                                    -20.01%     -3.87%          5.75%
LSA Aggressive Growth                                                     -32.81%       N/A          -28.82%
LSA Equity Growth                                                         -31.06%       N/A          -14.71%
LSA Mid Cap Value                                                          -9.13%       N/A           -2.45%
Oppenheimer Aggressive Growth - Service Class                             -29.32%     -3.80%          4.59%
Oppenheimer Capital Appreciation - Service Class                          -28.39%      0.31%          8.02%
Oppenheimer Global Securities - Service Class                             -23.75%      3.36%          9.75%
Oppenheimer High Income - Service Class                                    -4.39%     -1.90%          4.62%
Oppenheimer Main Street - Service Class                                   -20.42%     -5.11%          6.58%
Oppenheimer Main Street Small Cap - Service Class                         -17.42%       N/A           -2.68%
Oppenheimer Multiple Strategies - Service Class                           -12.17%      1.06%          5.98%
Oppenheimer Strategic Bond - Service Class                                 5.16%       2.06%          3.74%
Van Kampen LIT Emerging Growth - Class II                                 -33.85%      1.08%          6.90%
Van Kampen LIT Growth and Income - Class II                               -16.25%      3.10%          5.62%
Van Kampen UIF Active International Allocation - Class II                 -19.43%       N/A          -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                            6.88%       2.28%          1.99%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.76%      2.25%          4.55%

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.59%       N/A           -1.21%
Putnam Global Asset Allocation - Class IB                                 -14.30%     -2.63%          4.65%
Putnam Growth and Income - Class IB                                       -20.67%     -2.79%          6.52%
Putnam Health Sciences - Class IB                                         -22.00%       N/A           -3.41%
Putnam High Yield - Class IB                                               -2.69%     -3.28%          3.38%
Putnam Income - Class IB                                                   5.78%       3.68%          4.57%
Putnam International Equity - Class IB                                    -19.37%      0.39%          2.53%
Putnam Investors - Class IB                                               -25.47%       N/A           -9.05%
Putnam Money Market - Class IB                                             -0.81%      2.10%          2.21%
Putnam New Opportunities - Class IB                                       -32.01%     -7.35%          3.62%
Putnam New Value - Class IB                                               -17.34%      0.59%          2.93%
Putnam Research - Class IB                                                -23.83%       N/A           -3.34%
Putnam Utilities Growth and Income - Class IB                             -25.69%     -6.49%          2.85%
Putnam Vista - Class IB                                                   -32.10%     -6.03%          -1.98%
Putnam Voyager - Class IB                                                 -28.09%     -3.23%          6.44%
Franklin Growth and Income Securities - Class 2                           -10.16%      3.03%          8.82%
Franklin Small Cap Value Securities - Class 2                             -11.09%       N/A           -1.69%
Mutual Shares Securities - Class 2                                        -13.60%      1.93%          4.45%
Templeton Developing Markets Securities - Class 2                          -2.12%     -7.43%         -11.69%
Templeton Foreign Securities - Class 2                                    -20.25%     -4.04%          5.74%
LSA Aggressive Growth                                                     -33.07%       N/A          -29.23%
LSA Equity Growth                                                         -31.32%       N/A          -15.02%
LSA Mid Cap Value                                                          -9.35%       N/A           -2.82%
Oppenheimer Aggressive Growth - Service Class                             -29.58%     -3.92%          4.57%
Oppenheimer Capital Appreciation - Service Class                          -28.64%      0.21%          8.00%
Oppenheimer Global Securities - Service Class                             -24.00%      3.27%          9.77%
Oppenheimer High Income - Service Class                                    -4.59%     -2.11%          4.55%
Oppenheimer Main Street - Service Class                                   -20.66%     -5.30%          6.54%
Oppenheimer Main Street Small Cap - Service Class                         -17.66%       N/A           -2.88%
Oppenheimer Multiple Strategies - Service Class                           -12.39%      0.91%          5.92%
Oppenheimer Strategic Bond - Service Class                                 4.97%       1.87%          3.59%
Van Kampen LIT Emerging Growth - Class II                                 -34.12%      1.03%          6.87%
Van Kampen LIT Growth and Income - Class II                               -16.49%      2.99%          5.47%
Van Kampen UIF Active International Allocation - Class II                 -19.67%       N/A          -13.51%
Van Kampen UIF Emerging Markets Debt - Class II                            6.70%       2.04%          1.72%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.97%      2.04%          4.39%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.76%       N/A           -1.41%
Putnam Global Asset Allocation - Class IB                                 -14.47%     -2.83%          4.44%
Putnam Growth and Income - Class IB                                       -20.83%     -2.99%          6.30%
Putnam Health Sciences - Class IB                                         -22.16%       N/A           -3.61%
Putnam High Yield - Class IB                                               -2.89%     -3.47%          3.17%
Putnam Income - Class IB                                                   5.57%       3.47%          4.36%
Putnam International Equity - Class IB                                    -19.53%      0.18%          2.32%
Putnam Investors - Class IB                                               -25.62%       N/A           -9.23%
Putnam Money Market - Class IB                                             -1.00%      1.90%          2.00%
Putnam New Opportunities - Class IB                                       -32.15%     -7.54%          3.41%
Putnam New Value - Class IB                                               -17.50%      0.38%          2.72%
Putnam Research - Class IB                                                -23.99%       N/A           -3.53%
Putnam Utilities Growth and Income - Class IB                             -25.84%     -6.68%          2.65%
Putnam Vista - Class IB                                                   -32.23%     -6.22%          -2.18%
Putnam Voyager - Class IB                                                 -28.24%     -3.43%          6.23%
Franklin Growth and Income Securities - Class 2                           -10.34%      2.82%          8.60%
Franklin Small Cap Value Securities - Class 2                             -11.27%       N/A           -1.89%
Mutual Shares Securities - Class 2                                        -13.78%      1.72%          4.24%
Templeton Developing Markets Securities - Class 2                          -2.32%     -7.62%         -11.87%
Templeton Foreign Securities - Class 2                                    -20.41%     -4.24%          5.52%
LSA Aggressive Growth                                                     -33.21%       N/A          -29.38%
LSA Equity Growth                                                         -31.46%       N/A          -15.20%
LSA Mid Cap Value                                                          -9.53%       N/A           -3.01%
Oppenheimer Aggressive Growth - Service Class                             -29.72%     -4.11%          4.35%
Oppenheimer Capital Appreciation - Service Class                          -28.79%      0.01%          7.78%
Oppenheimer Global Securities - Service Class                             -24.15%      3.06%          9.54%
Oppenheimer High Income - Service Class                                    -4.79%     -2.31%          4.34%
Oppenheimer Main Street - Service Class                                   -20.82%     -5.49%          6.33%
Oppenheimer Main Street Small Cap - Service Class                         -17.82%       N/A           -3.08%
Oppenheimer Multiple Strategies - Service Class                           -12.57%      0.70%          5.70%
Oppenheimer Strategic Bond - Service Class                                 4.76%       1.66%          3.38%
Van Kampen LIT Emerging Growth - Class II                                 -34.25%      0.82%          6.65%
Van Kampen LIT Growth and Income - Class II                               -16.65%      2.78%          5.26%
Van Kampen UIF Active International Allocation - Class II                 -19.83%       N/A          -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                            6.48%       1.83%          1.51%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.16%      1.83%          4.18%

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.74%       N/A           -1.37%
Putnam Global Asset Allocation - Class IB                                 -14.45%     -2.77%          4.55%
Putnam Growth and Income - Class IB                                       -20.82%     -2.93%          6.42%
Putnam Health Sciences - Class IB                                         -22.15%       N/A           -3.56%
Putnam High Yield - Class IB                                               -2.84%     -3.44%          3.26%
Putnam Income - Class IB                                                   5.63%       3.53%          4.44%
Putnam International Equity - Class IB                                    -19.52%      0.27%          2.42%
Putnam Investors - Class IB                                               -25.62%       N/A           -9.20%
Putnam Money Market - Class IB                                             -0.96%      1.96%          2.07%
Putnam New Opportunities - Class IB                                       -32.16%     -7.47%          3.53%
Putnam New Value - Class IB                                               -17.49%      0.45%          2.80%
Putnam Research - Class IB                                                -23.98%       N/A           -3.48%
Putnam Utilities Growth and Income - Class IB                             -25.84%     -6.64%          2.75%
Putnam Vista - Class IB                                                   -32.25%     -6.15%          -2.09%
Putnam Voyager - Class IB                                                 -28.24%     -3.35%          6.36%
Franklin Growth and Income Securities - Class 2                           -10.31%      2.90%          8.72%
Franklin Small Cap Value Securities - Class 2                             -11.24%       N/A           -1.87%
Mutual Shares Securities - Class 2                                        -13.75%      1.79%          4.30%
Templeton Developing Markets Securities - Class 2                          -2.27%     -7.61%         -11.94%
Templeton Foreign Securities - Class 2                                    -20.40%     -4.18%          5.65%
LSA Aggressive Growth                                                     -33.22%       N/A          -29.44%
LSA Equity Growth                                                         -31.47%       N/A          -15.21%
LSA Mid Cap Value                                                          -9.50%       N/A           -3.03%
Oppenheimer Aggressive Growth - Service Class                             -29.73%     -4.03%          4.48%
Oppenheimer Capital Appreciation - Service Class                          -28.79%      0.10%          7.91%
Oppenheimer Global Securities - Service Class                             -24.15%      3.16%          9.69%
Oppenheimer High Income - Service Class                                    -4.74%     -2.27%          4.44%
Oppenheimer Main Street - Service Class                                   -20.81%     -5.45%          6.45%
Oppenheimer Main Street Small Cap - Service Class                         -17.81%       N/A           -3.03%
Oppenheimer Multiple Strategies - Service Class                           -12.54%      0.77%          5.81%
Oppenheimer Strategic Bond - Service Class                                 4.82%       1.72%          3.45%
Van Kampen LIT Emerging Growth - Class II                                 -34.27%      0.93%          6.78%
Van Kampen LIT Growth and Income - Class II                               -16.64%      2.87%          5.34%
Van Kampen UIF Active International Allocation - Class II                 -19.82%       N/A          -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                            6.55%       1.87%          1.53%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.12%      1.88%          4.24%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.91%       N/A           -1.57%
Putnam Global Asset Allocation - Class IB                                 -14.62%     -2.97%          4.33%
Putnam Growth and Income - Class IB                                       -20.98%     -3.13%          6.21%
Putnam Health Sciences - Class IB                                         -22.31%       N/A           -3.76%
Putnam High Yield - Class IB                                               -3.04%     -3.64%          3.05%
Putnam Income - Class IB                                                   5.42%       3.32%          4.23%
Putnam International Equity - Class IB                                    -19.68%      0.07%          2.21%
Putnam Investors - Class IB                                               -25.77%       N/A           -9.38%
Putnam Money Market - Class IB                                             -1.15%      1.75%          1.86%
Putnam New Opportunities - Class IB                                       -32.30%     -7.66%          3.32%
Putnam New Value - Class IB                                               -17.65%      0.24%          2.59%
Putnam Research - Class IB                                                -24.14%       N/A           -3.68%
Putnam Utilities Growth and Income - Class IB                             -25.99%     -6.83%          2.54%
Putnam Vista - Class IB                                                   -32.38%     -6.35%          -2.29%
Putnam Voyager - Class IB                                                 -28.39%     -3.54%          6.14%
Franklin Growth and Income Securities - Class 2                           -10.49%      2.69%          8.50%
Franklin Small Cap Value Securities - Class 2                             -11.42%       N/A           -2.07%
Mutual Shares Securities - Class 2                                        -13.93%      1.58%          4.09%
Templeton Developing Markets Securities - Class 2                          -2.47%     -7.80%         -12.13%
Templeton Foreign Securities - Class 2                                    -20.56%     -4.37%          5.44%
LSA Aggressive Growth                                                     -33.36%       N/A          -29.58%
LSA Equity Growth                                                         -31.61%       N/A          -15.38%
LSA Mid Cap Value                                                          -9.68%       N/A           -3.22%
Oppenheimer Aggressive Growth - Service Class                             -29.87%     -4.23%          4.26%
Oppenheimer Capital Appreciation - Service Class                          -28.94%     -0.11%          7.69%
Oppenheimer Global Securities - Service Class                             -24.30%      2.95%          9.47%
Oppenheimer High Income - Service Class                                    -4.94%     -2.47%          4.23%
Oppenheimer Main Street - Service Class                                   -20.97%     -5.64%          6.24%
Oppenheimer Main Street Small Cap - Service Class                         -17.97%       N/A           -3.23%
Oppenheimer Multiple Strategies - Service Class                           -12.72%      0.56%          5.60%
Oppenheimer Strategic Bond - Service Class                                 4.61%       1.51%          3.24%
Van Kampen LIT Emerging Growth - Class II                                 -34.40%      0.73%          6.56%
Van Kampen LIT Growth and Income - Class II                               -16.80%      2.66%          5.12%
Van Kampen UIF Active International Allocation - Class II                 -19.98%       N/A          -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                            6.33%       1.66%          1.33%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.31%      1.68%          4.03%









Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below include the 4% Credit Enhancement available under the Allstate Advisor Plus Contracts and reflect withdrawal charges and the $30 annual contract maintenance charge.


Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.66%       N/A           -2.11%
Putnam Global Asset Allocation - Class IB                                 -20.38%     -3.31%          4.61%
Putnam Growth and Income - Class IB                                       -26.75%     -3.48%          6.49%
Putnam Health Sciences - Class IB                                         -28.09%       N/A           -4.37%
Putnam High Yield - Class IB                                               -8.76%     -4.01%          3.32%
Putnam Income - Class IB                                                   -0.28%      3.13%          4.50%
Putnam International Equity - Class IB                                    -25.45%     -0.19%          2.10%
Putnam Investors - Class IB                                               -31.57%       N/A          -10.23%
Putnam Money Market - Class IB                                             -6.87%      1.52%          2.12%
Putnam New Opportunities - Class IB                                       -38.11%     -8.14%          3.59%
Putnam New Value - Class IB                                               -23.42%     -0.02%          2.48%
Putnam Research - Class IB                                                -29.92%       N/A           -4.36%
Putnam Utilities Growth and Income - Class IB                             -31.78%     -7.29%          2.81%
Putnam Vista - Class IB                                                   -38.20%     -6.78%          -2.52%
Putnam Voyager - Class IB                                                 -34.19%     -3.89%          6.43%
Franklin Growth and Income Securities - Class 2                           -16.24%      2.48%          8.79%
Franklin Small Cap Value Securities - Class 2                             -17.17%       N/A           -2.64%
Mutual Shares Securities - Class 2                                        -19.68%      1.35%          4.12%
Templeton Developing Markets Securities - Class 2                          -8.19%     -8.30%         -12.50%
Templeton Foreign Securities - Class 2                                    -26.33%     -4.75%          5.72%
LSA Aggressive Growth                                                     -39.17%       N/A          -34.45%
LSA Equity Growth                                                         -37.42%       N/A          -17.15%
LSA Mid Cap Value                                                         -15.43%       N/A           -7.42%
Oppenheimer Aggressive Growth - Service Class                             -35.68%     -4.60%          4.54%
Oppenheimer Capital Appreciation - Service Class                          -34.74%     -0.37%          7.98%
Oppenheimer Global Securities - Service Class                             -30.09%      2.76%          9.77%
Oppenheimer High Income - Service Class                                   -10.67%     -2.80%          4.50%
Oppenheimer Main Street - Service Class                                   -26.75%     -6.06%          6.52%
Oppenheimer Main Street Small Cap - Service Class                         -23.74%       N/A           -3.83%
Oppenheimer Multiple Strategies - Service Class                           -18.47%      0.31%          5.87%
Oppenheimer Strategic Bond - Service Class                                 -1.09%      1.28%          3.50%
Van Kampen LIT Emerging Growth - Class II                                 -40.22%      0.50%          6.84%
Van Kampen LIT Growth and Income - Class II                               -22.57%      2.46%          5.16%
Van Kampen UIF Active International Allocation - Class II                 -25.75%       N/A          -15.54%
Van Kampen UIF Emerging Markets Debt - Class II                            0.64%       1.42%          1.12%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -9.04%      1.44%          3.93%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.07%       N/A           -2.32%
Putnam Global Asset Allocation - Class IB                                 -17.93%     -2.77%          5.07%
Putnam Growth and Income - Class IB                                       -24.53%     -2.95%          6.93%
Putnam Health Sciences - Class IB                                         -25.92%       N/A           -4.65%
Putnam High Yield - Class IB                                               -5.88%     -3.39%          3.83%
Putnam Income - Class IB                                                   2.92%       3.81%          5.05%
Putnam International Equity - Class IB                                    -23.19%      0.33%          1.87%
Putnam Investors - Class IB                                               -29.53%       N/A          -10.62%
Putnam Money Market - Class IB                                             -3.92%      2.18%          2.71%
Putnam New Opportunities - Class IB                                       -36.31%     -7.79%          3.61%
Putnam New Value - Class IB                                               -21.08%      0.59%          2.31%
Putnam Research - Class IB                                                -27.82%       N/A           -4.69%
Putnam Utilities Growth and Income - Class IB                             -29.74%     -6.84%          3.28%
Putnam Vista - Class IB                                                   -36.40%     -6.39%          -2.82%
Putnam Voyager - Class IB                                                 -32.24%     -3.45%          6.83%
Franklin Growth and Income Securities - Class 2                           -13.63%      3.12%          9.24%
Franklin Small Cap Value Securities - Class 2                             -14.60%       N/A           -2.76%
Mutual Shares Securities - Class 2                                        -17.20%      1.98%          4.11%
Templeton Developing Markets Securities - Class 2                          -5.29%     -7.75%         -12.36%
Templeton Foreign Securities - Class 2                                    -24.10%     -4.26%          6.13%
LSA Aggressive Growth                                                     -37.41%       N/A          -34.97%
LSA Equity Growth                                                         -35.60%       N/A          -17.71%
LSA Mid Cap Value                                                         -12.79%       N/A           -7.89%
Oppenheimer Aggressive Growth - Service Class                             -33.79%     -4.17%          4.96%
Oppenheimer Capital Appreciation - Service Class                          -32.81%      0.13%          8.41%
Oppenheimer Global Securities - Service Class                             -27.99%      3.32%          10.15%
Oppenheimer High Income - Service Class                                    -7.85%     -2.19%          4.98%
Oppenheimer Main Street - Service Class                                   -24.53%     -5.57%          6.35%
Oppenheimer Main Street Small Cap - Service Class                         -21.41%       N/A           -4.09%
Oppenheimer Multiple Strategies - Service Class                           -15.95%      0.92%          6.35%
Oppenheimer Strategic Bond - Service Class                                 2.08%       1.95%          3.68%
Van Kampen LIT Emerging Growth - Class II                                 -38.50%      0.95%          6.67%
Van Kampen LIT Growth and Income - Class II                               -20.20%      3.05%          5.12%
Van Kampen UIF Active International Allocation - Class II                 -23.50%       N/A          -16.03%
Van Kampen UIF Emerging Markets Debt - Class II                            3.87%       2.17%          1.12%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -6.17%      2.14%          3.83%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.28%       N/A           -2.55%
Putnam Global Asset Allocation - Class IB                                 -18.15%     -2.94%          5.03%
Putnam Growth and Income - Class IB                                       -24.77%     -3.11%          6.91%
Putnam Health Sciences - Class IB                                         -26.16%       N/A           -4.86%
Putnam High Yield - Class IB                                               -6.07%     -3.63%          3.74%
Putnam Income - Class IB                                                   2.74%       3.65%          4.94%
Putnam International Equity - Class IB                                    -23.42%      0.23%          1.78%
Putnam Investors - Class IB                                               -29.77%       N/A          -10.85%
Putnam Money Market - Class IB                                             -4.11%      2.01%          2.57%
Putnam New Opportunities - Class IB                                       -36.57%     -7.93%          3.58%
Putnam New Value - Class IB                                               -21.31%      0.43%          2.18%
Putnam Research - Class IB                                                -28.06%       N/A           -4.89%
Putnam Utilities Growth and Income - Class IB                             -29.99%     -7.02%          3.22%
Putnam Vista - Class IB                                                   -36.66%     -6.53%          -2.91%
Putnam Voyager - Class IB                                                 -32.49%     -3.56%          6.83%
Franklin Growth and Income Securities - Class 2                           -13.84%      2.98%          9.21%
Franklin Small Cap Value Securities - Class 2                             -14.81%       N/A           -3.06%
Mutual Shares Securities - Class 2                                        -17.42%      1.83%          3.94%
Templeton Developing Markets Securities - Class 2                          -5.48%     -8.03%         -12.87%
Templeton Foreign Securities - Class 2                                    -24.33%     -4.43%          6.12%
LSA Aggressive Growth                                                     -37.67%       N/A          -35.40%
LSA Equity Growth                                                         -35.85%       N/A          -18.05%
LSA Mid Cap Value                                                         -13.00%       N/A           -8.26%
Oppenheimer Aggressive Growth - Service Class                             -34.04%     -4.29%          4.95%
Oppenheimer Capital Appreciation - Service Class                          -33.06%      0.04%          8.40%
Oppenheimer Global Securities - Service Class                             -28.23%      3.24%          10.17%
Oppenheimer High Income - Service Class                                    -8.05%     -2.40%          4.93%
Oppenheimer Main Street - Service Class                                   -24.76%     -5.76%          6.31%
Oppenheimer Main Street Small Cap - Service Class                         -21.64%       N/A           -4.30%
Oppenheimer Multiple Strategies - Service Class                           -16.16%      0.76%          6.30%
Oppenheimer Strategic Bond - Service Class                                 1.90%       1.76%          3.53%
Van Kampen LIT Emerging Growth - Class II                                 -38.76%      0.91%          6.64%
Van Kampen LIT Growth and Income - Class II                               -20.42%      2.94%          4.97%
Van Kampen UIF Active International Allocation - Class II                 -23.73%       N/A          -16.38%
Van Kampen UIF Emerging Markets Debt - Class II                            3.69%       1.94%          0.84%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -6.36%      1.94%          3.66%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.47%       N/A           -2.76%
Putnam Global Asset Allocation - Class IB                                 -18.33%     -3.15%          4.81%
Putnam Growth and Income - Class IB                                       -24.93%     -3.32%          6.69%
Putnam Health Sciences - Class IB                                         -26.32%       N/A           -5.07%
Putnam High Yield - Class IB                                               -6.28%     -3.84%          3.53%
Putnam Income - Class IB                                                   2.52%       3.43%          4.73%
Putnam International Equity - Class IB                                    -23.59%      0.02%          1.56%
Putnam Investors - Class IB                                               -29.93%       N/A          -11.05%
Putnam Money Market - Class IB                                             -4.32%      1.80%          2.36%
Putnam New Opportunities - Class IB                                       -36.71%     -8.13%          3.37%
Putnam New Value - Class IB                                               -21.48%      0.22%          1.97%
Putnam Research - Class IB                                                -28.22%       N/A           -5.10%
Putnam Utilities Growth and Income - Class IB                             -30.14%     -7.23%          3.01%
Putnam Vista - Class IB                                                   -36.80%     -6.73%          -3.12%
Putnam Voyager - Class IB                                                 -32.64%     -3.77%          6.62%
Franklin Growth and Income Securities - Class 2                           -14.03%      2.76%          8.99%
Franklin Small Cap Value Securities - Class 2                             -15.00%       N/A           -3.27%
Mutual Shares Securities - Class 2                                        -17.60%      1.62%          3.72%
Templeton Developing Markets Securities - Class 2                          -5.69%     -8.23%         -13.07%
Templeton Foreign Securities - Class 2                                    -24.50%     -4.63%          5.91%
LSA Aggressive Growth                                                     -37.81%       N/A          -35.55%
LSA Equity Growth                                                         -36.00%       N/A          -18.24%
LSA Mid Cap Value                                                         -13.19%       N/A           -8.46%
Oppenheimer Aggressive Growth - Service Class                             -34.19%     -4.49%          4.73%
Oppenheimer Capital Appreciation - Service Class                          -33.21%     -0.17%          8.18%
Oppenheimer Global Securities - Service Class                             -28.39%      3.02%          9.95%
Oppenheimer High Income - Service Class                                    -8.25%     -2.61%          4.71%
Oppenheimer Main Street - Service Class                                   -24.93%     -5.96%          6.10%
Oppenheimer Main Street Small Cap - Service Class                         -21.81%       N/A           -4.51%
Oppenheimer Multiple Strategies - Service Class                           -16.35%      0.55%          6.08%
Oppenheimer Strategic Bond - Service Class                                 1.68%       1.55%          3.32%
Van Kampen LIT Emerging Growth - Class II                                 -38.90%      0.69%          6.43%
Van Kampen LIT Growth and Income - Class II                               -20.60%      2.73%          4.76%
Van Kampen UIF Active International Allocation - Class II                 -23.90%       N/A          -16.57%
Van Kampen UIF Emerging Markets Debt - Class II                            3.47%       1.72%          0.62%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -6.57%      1.73%          3.44%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.43%       N/A           -2.72%
Putnam Global Asset Allocation - Class IB                                 -18.30%     -3.08%          4.93%
Putnam Growth and Income - Class IB                                       -24.92%     -3.25%          6.82%
Putnam Health Sciences - Class IB                                         -26.31%       N/A           -5.02%
Putnam High Yield - Class IB                                               -6.22%     -3.80%          3.63%
Putnam Income - Class IB                                                   2.59%       3.50%          4.82%
Putnam International Equity - Class IB                                    -23.57%      0.11%          1.67%
Putnam Investors - Class IB                                               -29.92%       N/A          -11.02%
Putnam Money Market - Class IB                                             -4.26%      1.87%          2.43%
Putnam New Opportunities - Class IB                                       -36.72%     -8.05%          3.49%
Putnam New Value - Class IB                                               -21.46%      0.29%          2.05%
Putnam Research - Class IB                                                -28.21%       N/A           -5.05%
Putnam Utilities Growth and Income - Class IB                             -30.14%     -7.17%          3.12%
Putnam Vista - Class IB                                                   -36.81%     -6.65%          -3.03%
Putnam Voyager - Class IB                                                 -32.64%     -3.68%          6.75%
Franklin Growth and Income Securities - Class 2                           -13.99%      2.84%          9.12%
Franklin Small Cap Value Securities - Class 2                             -14.96%       N/A           -3.26%
Mutual Shares Securities - Class 2                                        -17.57%      1.69%          3.79%
Templeton Developing Markets Securities - Class 2                          -5.63%     -8.21%         -13.15%
Templeton Foreign Securities - Class 2                                    -24.48%     -4.57%          6.04%
LSA Aggressive Growth                                                     -37.82%       N/A          -35.61%
LSA Equity Growth                                                         -36.00%       N/A          -18.25%
LSA Mid Cap Value                                                         -13.15%       N/A           -8.47%
Oppenheimer Aggressive Growth - Service Class                             -34.19%     -4.41%          4.86%
Oppenheimer Capital Appreciation - Service Class                          -33.21%     -0.07%          8.31%
Oppenheimer Global Securities - Service Class                             -28.38%      3.13%          10.10%
Oppenheimer High Income - Service Class                                    -8.20%     -2.56%          4.82%
Oppenheimer Main Street - Service Class                                   -24.91%     -5.91%          6.22%
Oppenheimer Main Street Small Cap - Service Class                         -21.79%       N/A           -4.46%
Oppenheimer Multiple Strategies - Service Class                           -16.31%      0.63%          6.20%
Oppenheimer Strategic Bond - Service Class                                 1.75%       1.62%          3.39%
Van Kampen LIT Emerging Growth - Class II                                 -38.91%      0.81%          6.55%
Van Kampen LIT Growth and Income - Class II                               -20.57%      2.82%          4.83%
Van Kampen UIF Active International Allocation - Class II                 -23.88%       N/A          -16.59%
Van Kampen UIF Emerging Markets Debt - Class II                            3.54%       1.77%          0.65%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -6.51%      1.78%          3.51%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -14.62%       N/A           -2.93%
Putnam Global Asset Allocation - Class IB                                 -18.48%     -3.29%          4.72%
Putnam Growth and Income - Class IB                                       -25.08%     -3.46%          6.60%
Putnam Health Sciences - Class IB                                         -26.47%       N/A           -5.22%
Putnam High Yield - Class IB                                               -6.43%     -4.01%          3.42%
Putnam Income - Class IB                                                   2.37%       3.29%          4.60%
Putnam International Equity - Class IB                                    -23.74%     -0.10%          1.45%
Putnam Investors - Class IB                                               -30.08%       N/A          -11.22%
Putnam Money Market - Class IB                                             -4.47%      1.65%          2.22%
Putnam New Opportunities - Class IB                                       -36.86%     -8.26%          3.28%
Putnam New Value - Class IB                                               -21.63%      0.08%          1.84%
Putnam Research - Class IB                                                -28.37%       N/A           -5.25%
Putnam Utilities Growth and Income - Class IB                             -30.29%     -7.37%          2.91%
Putnam Vista - Class IB                                                   -36.95%     -6.85%          -3.23%
Putnam Voyager - Class IB                                                 -32.79%     -3.89%          6.53%
Franklin Growth and Income Securities - Class 2                           -14.18%      2.63%          8.90%
Franklin Small Cap Value Securities - Class 2                             -15.15%       N/A           -3.47%
Mutual Shares Securities - Class 2                                        -17.75%      1.48%          3.57%
Templeton Developing Markets Securities - Class 2                          -5.84%     -8.42%         -13.35%
Templeton Foreign Securities - Class 2                                    -24.65%     -4.77%          5.83%
LSA Aggressive Growth                                                     -37.96%       N/A          -35.76%
LSA Equity Growth                                                         -36.15%       N/A          -18.44%
LSA Mid Cap Value                                                         -13.34%       N/A           -8.67%
Oppenheimer Aggressive Growth - Service Class                             -34.34%     -4.61%          4.65%
Oppenheimer Capital Appreciation - Service Class                          -33.36%     -0.28%          8.09%
Oppenheimer Global Securities - Service Class                             -28.54%      2.91%          9.88%
Oppenheimer High Income - Service Class                                    -8.40%     -2.77%          4.61%
Oppenheimer Main Street - Service Class                                   -25.08%     -6.11%          6.00%
Oppenheimer Main Street Small Cap - Service Class                         -21.96%       N/A           -4.67%
Oppenheimer Multiple Strategies - Service Class                           -16.50%      0.41%          5.98%
Oppenheimer Strategic Bond - Service Class                                 1.53%       1.40%          3.18%
Van Kampen LIT Emerging Growth - Class II                                 -39.05%      0.60%          6.33%
Van Kampen LIT Growth and Income - Class II                               -20.75%      2.60%          4.62%
Van Kampen UIF Active International Allocation - Class II                 -24.05%       N/A          -16.78%
Van Kampen UIF Emerging Markets Debt - Class II                            3.32%       1.55%          0.43%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -6.72%      1.57%          3.29%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.







                                   APPENDIX C

    ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown. These Contract charges include a maximum withdrawal charge of 7% that declines to zero after five years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.59% (without any optional benefit riders), or

-        1.79% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable
Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity,
Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New
Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager. The following Variable Sub-Accounts commenced operations on
September 19, 2000: Mutual Shares Securities and Templeton Developing Markets
Securities. The Templeton Foreign Securities Variable Sub-Account commenced operations on May 22, 2000. The LSA Equity Growth Variable Sub-Account commenced operations on June 21, 2000. The remaining Variable Sub-Accounts commenced operations on May 1, 2003..

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.35%       N/A           -2.69%
Putnam Global Asset Allocation - Class IB                                 -19.07%       N/A          -10.78%
Putnam Growth and Income - Class IB                                       -25.43%       N/A           -9.20%
Putnam Health Sciences - Class IB                                         -26.77%       N/A           -4.61%
Putnam High Yield - Class IB                                               -7.46%       N/A           -4.66%
Putnam Income - Class IB                                                   1.02%        N/A           4.22%
Putnam International Equity - Class IB                                    -24.14%       N/A          -16.42%
Putnam Investors - Class IB                                               -30.24%       N/A          -23.55%
Putnam Money Market - Class IB                                             -5.57%       N/A           0.83%
Putnam New Opportunities - Class IB                                       -36.78%       N/A          -29.31%
Putnam New Value - Class IB                                               -22.10%       N/A           -0.29%
Putnam Research - Class IB                                                -28.60%       N/A          -15.74%
Putnam Utilities Growth and Income - Class IB                             -30.45%       N/A          -14.44%
Putnam Vista - Class IB                                                   -36.86%       N/A          -23.54%
Putnam Voyager - Class IB                                                 -32.86%       N/A          -21.91%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.37%       N/A           -3.28%
Templeton Developing Markets Securities - Class 2                          -6.89%       N/A          -11.09%
Templeton Foreign Securities - Class 2                                    -25.01%       N/A          -15.13%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.31%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.53%       N/A           -2.89%
Putnam Global Asset Allocation - Class IB                                 -19.24%       N/A          -10.97%
Putnam Growth and Income - Class IB                                       -25.59%       N/A           -9.39%
Putnam Health Sciences - Class IB                                         -26.92%       N/A           -4.81%
Putnam High Yield - Class IB                                               -7.65%       N/A           -4.85%
Putnam Income - Class IB                                                   0.81%        N/A           4.00%
Putnam International Equity - Class IB                                    -24.30%       N/A          -16.60%
Putnam Investors - Class IB                                               -30.39%       N/A          -23.71%
Putnam Money Market - Class IB                                             -5.77%       N/A           0.62%
Putnam New Opportunities - Class IB                                       -36.92%       N/A          -29.46%
Putnam New Value - Class IB                                               -22.27%       N/A           -0.49%
Putnam Research - Class IB                                                -28.75%       N/A          -15.92%
Putnam Utilities Growth and Income - Class IB                             -30.60%       N/A          -14.62%
Putnam Vista - Class IB                                                   -37.00%       N/A          -23.71%
Putnam Voyager - Class IB                                                 -33.00%       N/A          -22.08%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.54%       N/A           -3.48%
Templeton Developing Markets Securities - Class 2                          -7.09%       N/A          -11.28%
Templeton Foreign Securities - Class 2                                    -25.18%       N/A          -15.31%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.40%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.75%       N/A           -3.21%
Putnam Global Asset Allocation - Class IB                                 -19.47%       N/A          -11.34%
Putnam Growth and Income - Class IB                                       -25.83%       N/A           -9.73%
Putnam Health Sciences - Class IB                                         -27.17%       N/A           -5.08%
Putnam High Yield - Class IB                                               -7.86%       N/A           -5.22%
Putnam Income - Class IB                                                   0.62%        N/A           3.69%
Putnam International Equity - Class IB                                    -24.54%       N/A          -17.00%
Putnam Investors - Class IB                                               -30.64%       N/A          -24.18%
Putnam Money Market - Class IB                                             -5.97%       N/A           0.30%
Putnam New Opportunities - Class IB                                       -37.18%       N/A          -29.98%
Putnam New Value - Class IB                                               -22.50%       N/A           -0.78%
Putnam Research - Class IB                                                -29.00%       N/A          -16.30%
Putnam Utilities Growth and Income - Class IB                             -30.85%       N/A          -14.98%
Putnam Vista - Class IB                                                   -37.26%       N/A          -24.13%
Putnam Voyager - Class IB                                                 -33.26%       N/A          -22.51%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.77%       N/A           -3.79%
Templeton Developing Markets Securities - Class 2                          -7.29%       N/A          -11.68%
Templeton Foreign Securities - Class 2                                    -25.41%       N/A          -15.62%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.71%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.93%       N/A           -3.41%
Putnam Global Asset Allocation - Class IB                                 -19.64%       N/A          -11.53%
Putnam Growth and Income - Class IB                                       -25.99%       N/A           -9.92%
Putnam Health Sciences - Class IB                                         -27.32%       N/A           -5.28%
Putnam High Yield - Class IB                                               -8.05%       N/A           -5.42%
Putnam Income - Class IB                                                   0.41%        N/A           3.48%
Putnam International Equity - Class IB                                    -24.70%       N/A          -17.17%
Putnam Investors - Class IB                                               -30.79%       N/A          -24.34%
Putnam Money Market - Class IB                                             -6.17%       N/A           0.10%
Putnam New Opportunities - Class IB                                       -37.32%       N/A          -30.14%
Putnam New Value - Class IB                                               -22.67%       N/A           -0.98%
Putnam Research - Class IB                                                -29.15%       N/A          -16.48%
Putnam Utilities Growth and Income - Class IB                             -31.00%       N/A          -15.16%
Putnam Vista - Class IB                                                   -37.40%       N/A          -24.29%
Putnam Voyager - Class IB                                                 -33.40%       N/A          -22.68%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.94%       N/A           -3.99%
Templeton Developing Markets Securities - Class 2                          -7.49%       N/A          -11.86%
Templeton Foreign Securities - Class 2                                    -25.58%       N/A          -15.80%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.80%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.90%       N/A           -3.41%
Putnam Global Asset Allocation - Class IB                                 -19.62%       N/A          -11.55%
Putnam Growth and Income - Class IB                                       -25.98%       N/A           -9.93%
Putnam Health Sciences - Class IB                                         -27.32%       N/A           -5.26%
Putnam High Yield - Class IB                                               -8.01%       N/A           -5.43%
Putnam Income - Class IB                                                   0.47%        N/A           3.49%
Putnam International Equity - Class IB                                    -24.69%       N/A          -17.21%
Putnam Investors - Class IB                                               -30.79%       N/A          -24.42%
Putnam Money Market - Class IB                                             -6.12%       N/A           0.11%
Putnam New Opportunities - Class IB                                       -37.33%       N/A          -30.24%
Putnam New Value - Class IB                                               -22.65%       N/A           -0.96%
Putnam Research - Class IB                                                -29.15%       N/A          -16.51%
Putnam Utilities Growth and Income - Class IB                             -31.00%       N/A          -15.18%
Putnam Vista - Class IB                                                   -37.41%       N/A          -24.35%
Putnam Voyager - Class IB                                                 -33.41%       N/A          -22.74%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.92%       N/A           -3.98%
Templeton Developing Markets Securities - Class 2                          -7.44%       N/A          -11.90%
Templeton Foreign Securities - Class 2                                    -25.56%       N/A          -15.81%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.86%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.08%       N/A           -3.61%
Putnam Global Asset Allocation - Class IB                                 -19.79%       N/A          -11.74%
Putnam Growth and Income - Class IB                                       -26.14%       N/A          -10.12%
Putnam Health Sciences - Class IB                                         -27.47%       N/A           -5.46%
Putnam High Yield - Class IB                                               -8.20%       N/A           -5.63%
Putnam Income - Class IB                                                   0.26%        N/A           3.28%
Putnam International Equity - Class IB                                    -24.85%       N/A          -17.39%
Putnam Investors - Class IB                                               -30.94%       N/A          -24.58%
Putnam Money Market - Class IB                                             -6.32%       N/A           -0.10%
Putnam New Opportunities - Class IB                                       -37.47%       N/A          -30.40%
Putnam New Value - Class IB                                               -22.82%       N/A           -1.17%
Putnam Research - Class IB                                                -29.30%       N/A          -16.69%
Putnam Utilities Growth and Income - Class IB                             -31.15%       N/A          -15.36%
Putnam Vista - Class IB                                                   -37.55%       N/A          -24.52%
Putnam Voyager - Class IB                                                 -33.55%       N/A          -22.91%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.09%       N/A           -4.18%
Templeton Developing Markets Securities - Class 2                          -7.64%       N/A          -12.09%
Templeton Foreign Securities - Class 2                                    -25.73%       N/A          -15.99%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.95%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A







Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

Variable Sub-Account                                       Inception Date of
                                                         Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.19%       N/A           -0.80%
Putnam Global Asset Allocation - Class IB                                 -13.90%     -2.26%          4.92%
Putnam Growth and Income - Class IB                                       -20.27%     -2.43%          6.76%
Putnam Health Sciences - Class IB                                         -21.60%       N/A           -3.02%
Putnam High Yield - Class IB                                               -2.29%     -2.84%          3.67%
Putnam Income - Class IB                                                   6.18%       4.06%          4.90%
Putnam International Equity - Class IB                                    -18.97%      0.69%          2.82%
Putnam Investors - Class IB                                               -25.07%       N/A           -8.65%
Putnam Money Market - Class IB                                             -0.41%      2.48%          2.57%
Putnam New Opportunities - Class IB                                       -31.61%     -7.02%          3.86%
Putnam New Value - Class IB                                               -16.94%      0.95%          3.25%
Putnam Research - Class IB                                                -23.43%       N/A           -2.95%
Putnam Utilities Growth and Income - Class IB                             -25.29%     -6.12%          3.13%
Putnam Vista - Class IB                                                   -31.70%     -5.71%          -1.69%
Putnam Voyager - Class IB                                                 -27.69%     -2.92%          6.66%
Franklin Growth and Income Securities - Class 2                            -9.76%      3.38%          9.07%
Franklin Small Cap Value Securities - Class 2                             -10.69%       N/A           -1.20%
Mutual Shares Securities - Class 2                                        -13.20%      2.29%          4.83%
Templeton Developing Markets Securities - Class 2                          -1.72%     -6.96%         -11.03%
Templeton Foreign Securities - Class 2                                    -19.85%     -3.68%          5.96%
LSA Aggressive Growth                                                     -32.67%       N/A          -28.68%
LSA Equity Growth                                                         -30.92%       N/A          -14.54%
LSA Mid Cap Value                                                          -8.95%       N/A           -2.26%
Oppenheimer Aggressive Growth - Service Class                             -29.18%     -3.60%          4.80%
Oppenheimer Capital Appreciation - Service Class                          -28.24%      0.51%          8.24%
Oppenheimer Global Securities - Service Class                             -23.60%      3.56%          9.97%
Oppenheimer High Income - Service Class                                    -4.19%     -1.70%          4.83%
Oppenheimer Main Street - Service Class                                   -20.26%     -4.92%          6.79%
Oppenheimer Main Street Small Cap - Service Class                         -17.26%       N/A           -2.48%
Oppenheimer Multiple Strategies - Service Class                           -11.99%      1.27%          6.19%
Oppenheimer Strategic Bond - Service Class                                 5.37%       2.26%          3.94%
Van Kampen LIT Emerging Growth - Class II                                 -33.72%      1.28%          7.11%
Van Kampen LIT Growth and Income - Class II                               -16.09%      3.31%          5.83%
Van Kampen UIF Active International Allocation - Class II                 -19.27%       N/A          -13.01%
Van Kampen UIF Emerging Markets Debt - Class II                            7.10%       2.49%          2.19%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.57%      2.45%          4.76%

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.36%       N/A           -0.99%
Putnam Global Asset Allocation - Class IB                                 -14.07%     -2.46%          4.71%
Putnam Growth and Income - Class IB                                       -20.43%     -2.63%          6.55%
Putnam Health Sciences - Class IB                                         -21.76%       N/A           -3.22%
Putnam High Yield - Class IB                                               -2.49%     -3.04%          3.47%
Putnam Income - Class IB                                                   5.97%       3.85%          4.69%
Putnam International Equity - Class IB                                    -19.13%      0.49%          2.61%
Putnam Investors - Class IB                                               -25.22%       N/A           -8.83%
Putnam Money Market - Class IB                                             -0.60%      2.28%          2.37%
Putnam New Opportunities - Class IB                                       -31.75%     -7.21%          3.65%
Putnam New Value - Class IB                                               -17.10%      0.75%          3.05%
Putnam Research - Class IB                                                -23.59%       N/A           -3.14%
Putnam Utilities Growth and Income - Class IB                             -25.44%     -6.31%          2.92%
Putnam Vista - Class IB                                                   -31.83%     -5.90%          -1.89%
Putnam Voyager - Class IB                                                 -27.84%     -3.11%          6.45%
Franklin Growth and Income Securities - Class 2                            -9.94%      3.18%          8.85%
Franklin Small Cap Value Securities - Class 2                             -10.87%       N/A           -1.40%
Mutual Shares Securities - Class 2                                        -13.38%      2.09%          4.62%
Templeton Developing Markets Securities - Class 2                          -1.92%     -7.14%         -11.21%
Templeton Foreign Securities - Class 2                                    -20.01%     -3.87%          5.75%
LSA Aggressive Growth                                                     -32.81%       N/A          -28.82%
LSA Equity Growth                                                         -31.06%       N/A          -14.71%
LSA Mid Cap Value                                                          -9.13%       N/A           -2.45%
Oppenheimer Aggressive Growth - Service Class                             -29.32%     -3.80%          4.59%
Oppenheimer Capital Appreciation - Service Class                          -28.39%      0.31%          8.02%
Oppenheimer Global Securities - Service Class                             -23.75%      3.36%          9.75%
Oppenheimer High Income - Service Class                                    -4.39%     -1.90%          4.62%
Oppenheimer Main Street - Service Class                                   -20.42%     -5.11%          6.58%
Oppenheimer Main Street Small Cap - Service Class                         -17.42%       N/A           -2.68%
Oppenheimer Multiple Strategies - Service Class                           -12.17%      1.06%          5.98%
Oppenheimer Strategic Bond - Service Class                                 5.16%       2.06%          3.74%
Van Kampen LIT Emerging Growth - Class II                                 -33.85%      1.08%          6.90%
Van Kampen LIT Growth and Income - Class II                               -16.25%      3.10%          5.62%
Van Kampen UIF Active International Allocation - Class II                 -19.43%       N/A          -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                            6.88%       2.28%          1.99%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.76%      2.25%          4.55%

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.59%       N/A           -1.21%
Putnam Global Asset Allocation - Class IB                                 -14.30%     -2.63%          4.65%
Putnam Growth and Income - Class IB                                       -20.67%     -2.79%          6.52%
Putnam Health Sciences - Class IB                                         -22.00%       N/A           -3.41%
Putnam High Yield - Class IB                                               -2.69%     -3.28%          3.38%
Putnam Income - Class IB                                                   5.78%       3.68%          4.57%
Putnam International Equity - Class IB                                    -19.37%      0.39%          2.53%
Putnam Investors - Class IB                                               -25.47%       N/A           -9.05%
Putnam Money Market - Class IB                                             -0.81%      2.10%          2.21%
Putnam New Opportunities - Class IB                                       -32.01%     -7.35%          3.62%
Putnam New Value - Class IB                                               -17.34%      0.59%          2.93%
Putnam Research - Class IB                                                -23.83%       N/A           -3.34%
Putnam Utilities Growth and Income - Class IB                             -25.69%     -6.49%          2.85%
Putnam Vista - Class IB                                                   -32.10%     -6.03%          -1.98%
Putnam Voyager - Class IB                                                 -28.09%     -3.23%          6.44%
Franklin Growth and Income Securities - Class 2                           -10.16%      3.03%          8.82%
Franklin Small Cap Value Securities - Class 2                             -11.09%       N/A           -1.69%
Mutual Shares Securities - Class 2                                        -13.60%      1.93%          4.45%
Templeton Developing Markets Securities - Class 2                          -2.12%     -7.43%         -11.69%
Templeton Foreign Securities - Class 2                                    -20.25%     -4.04%          5.74%
LSA Aggressive Growth                                                     -33.07%       N/A          -29.23%
LSA Equity Growth                                                         -31.32%       N/A          -15.02%
LSA Mid Cap Value                                                          -9.35%       N/A           -2.82%
Oppenheimer Aggressive Growth - Service Class                             -29.58%     -3.92%          4.57%
Oppenheimer Capital Appreciation - Service Class                          -28.64%      0.21%          8.00%
Oppenheimer Global Securities - Service Class                             -24.00%      3.27%          9.77%
Oppenheimer High Income - Service Class                                    -4.59%     -2.11%          4.55%
Oppenheimer Main Street - Service Class                                   -20.66%     -5.30%          6.54%
Oppenheimer Main Street Small Cap - Service Class                         -17.66%       N/A           -2.88%
Oppenheimer Multiple Strategies - Service Class                           -12.39%      0.91%          5.92%
Oppenheimer Strategic Bond - Service Class                                 4.97%       1.87%          3.59%
Van Kampen LIT Emerging Growth - Class II                                 -34.12%      1.03%          6.87%
Van Kampen LIT Growth and Income - Class II                               -16.49%      2.99%          5.47%
Van Kampen UIF Active International Allocation - Class II                 -19.67%       N/A          -13.51%
Van Kampen UIF Emerging Markets Debt - Class II                            6.70%       2.04%          1.72%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.97%      2.04%          4.39%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.76%       N/A           -1.41%
Putnam Global Asset Allocation - Class IB                                 -14.47%     -2.83%          4.44%
Putnam Growth and Income - Class IB                                       -20.83%     -2.99%          6.30%
Putnam Health Sciences - Class IB                                         -22.16%       N/A           -3.61%
Putnam High Yield - Class IB                                               -2.89%     -3.47%          3.17%
Putnam Income - Class IB                                                   5.57%       3.47%          4.36%
Putnam International Equity - Class IB                                    -19.53%      0.18%          2.32%
Putnam Investors - Class IB                                               -25.62%       N/A           -9.23%
Putnam Money Market - Class IB                                             -1.00%      1.90%          2.00%
Putnam New Opportunities - Class IB                                       -32.15%     -7.54%          3.41%
Putnam New Value - Class IB                                               -17.50%      0.38%          2.72%
Putnam Research - Class IB                                                -23.99%       N/A           -3.53%
Putnam Utilities Growth and Income - Class IB                             -25.84%     -6.68%          2.65%
Putnam Vista - Class IB                                                   -32.23%     -6.22%          -2.18%
Putnam Voyager - Class IB                                                 -28.24%     -3.43%          6.23%
Franklin Growth and Income Securities - Class 2                           -10.34%      2.82%          8.60%
Franklin Small Cap Value Securities - Class 2                             -11.27%       N/A           -1.89%
Mutual Shares Securities - Class 2                                        -13.78%      1.72%          4.24%
Templeton Developing Markets Securities - Class 2                          -2.32%     -7.62%         -11.87%
Templeton Foreign Securities - Class 2                                    -20.41%     -4.24%          5.52%
LSA Aggressive Growth                                                     -33.21%       N/A          -29.38%
LSA Equity Growth                                                         -31.46%       N/A          -15.20%
LSA Mid Cap Value                                                          -9.53%       N/A           -3.01%
Oppenheimer Aggressive Growth - Service Class                             -29.72%     -4.11%          4.35%
Oppenheimer Capital Appreciation - Service Class                          -28.79%      0.01%          7.78%
Oppenheimer Global Securities - Service Class                             -24.15%      3.06%          9.54%
Oppenheimer High Income - Service Class                                    -4.79%     -2.31%          4.34%
Oppenheimer Main Street - Service Class                                   -20.82%     -5.49%          6.33%
Oppenheimer Main Street Small Cap - Service Class                         -17.82%       N/A           -3.08%
Oppenheimer Multiple Strategies - Service Class                           -12.57%      0.70%          5.70%
Oppenheimer Strategic Bond - Service Class                                 4.76%       1.66%          3.38%
Van Kampen LIT Emerging Growth - Class II                                 -34.25%      0.82%          6.65%
Van Kampen LIT Growth and Income - Class II                               -16.65%      2.78%          5.26%
Van Kampen UIF Active International Allocation - Class II                 -19.83%       N/A          -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                            6.48%       1.83%          1.51%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.16%      1.83%          4.18%

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.74%       N/A           -1.37%
Putnam Global Asset Allocation - Class IB                                 -14.45%     -2.77%          4.55%
Putnam Growth and Income - Class IB                                       -20.82%     -2.93%          6.42%
Putnam Health Sciences - Class IB                                         -22.15%       N/A           -3.56%
Putnam High Yield - Class IB                                               -2.84%     -3.44%          3.26%
Putnam Income - Class IB                                                   5.63%       3.53%          4.44%
Putnam International Equity - Class IB                                    -19.52%      0.27%          2.42%
Putnam Investors - Class IB                                               -25.62%       N/A           -9.20%
Putnam Money Market - Class IB                                             -0.96%      1.96%          2.07%
Putnam New Opportunities - Class IB                                       -32.16%     -7.47%          3.53%
Putnam New Value - Class IB                                               -17.49%      0.45%          2.80%
Putnam Research - Class IB                                                -23.98%       N/A           -3.48%
Putnam Utilities Growth and Income - Class IB                             -25.84%     -6.64%          2.75%
Putnam Vista - Class IB                                                   -32.25%     -6.15%          -2.09%
Putnam Voyager - Class IB                                                 -28.24%     -3.35%          6.36%
Franklin Growth and Income Securities - Class 2                           -10.31%      2.90%          8.72%
Franklin Small Cap Value Securities - Class 2                             -11.24%       N/A           -1.87%
Mutual Shares Securities - Class 2                                        -13.75%      1.79%          4.30%
Templeton Developing Markets Securities - Class 2                          -2.27%     -7.61%         -11.94%
Templeton Foreign Securities - Class 2                                    -20.40%     -4.18%          5.65%
LSA Aggressive Growth                                                     -33.22%       N/A          -29.44%
LSA Equity Growth                                                         -31.47%       N/A          -15.21%
LSA Mid Cap Value                                                          -9.50%       N/A           -3.03%
Oppenheimer Aggressive Growth - Service Class                             -29.73%     -4.03%          4.48%
Oppenheimer Capital Appreciation - Service Class                          -28.79%      0.10%          7.91%
Oppenheimer Global Securities - Service Class                             -24.15%      3.16%          9.69%
Oppenheimer High Income - Service Class                                    -4.74%     -2.27%          4.44%
Oppenheimer Main Street - Service Class                                   -20.81%     -5.45%          6.45%
Oppenheimer Main Street Small Cap - Service Class                         -17.81%       N/A           -3.03%
Oppenheimer Multiple Strategies - Service Class                           -12.54%      0.77%          5.81%
Oppenheimer Strategic Bond - Service Class                                 4.82%       1.72%          3.45%
Van Kampen LIT Emerging Growth - Class II                                 -34.27%      0.93%          6.78%
Van Kampen LIT Growth and Income - Class II                               -16.64%      2.87%          5.34%
Van Kampen UIF Active International Allocation - Class II                 -19.82%       N/A          -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                            6.55%       1.87%          1.53%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.12%      1.88%          4.24%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.91%       N/A           -1.57%
Putnam Global Asset Allocation - Class IB                                 -14.62%     -2.97%          4.33%
Putnam Growth and Income - Class IB                                       -20.98%     -3.13%          6.21%
Putnam Health Sciences - Class IB                                         -22.31%       N/A           -3.76%
Putnam High Yield - Class IB                                               -3.04%     -3.64%          3.05%
Putnam Income - Class IB                                                   5.42%       3.32%          4.23%
Putnam International Equity - Class IB                                    -19.68%      0.07%          2.21%
Putnam Investors - Class IB                                               -25.77%       N/A           -9.38%
Putnam Money Market - Class IB                                             -1.15%      1.75%          1.86%
Putnam New Opportunities - Class IB                                       -32.30%     -7.66%          3.32%
Putnam New Value - Class IB                                               -17.65%      0.24%          2.59%
Putnam Research - Class IB                                                -24.14%       N/A           -3.68%
Putnam Utilities Growth and Income - Class IB                             -25.99%     -6.83%          2.54%
Putnam Vista - Class IB                                                   -32.38%     -6.35%          -2.29%
Putnam Voyager - Class IB                                                 -28.39%     -3.54%          6.14%
Franklin Growth and Income Securities - Class 2                           -10.49%      2.69%          8.50%
Franklin Small Cap Value Securities - Class 2                             -11.42%       N/A           -2.07%
Mutual Shares Securities - Class 2                                        -13.93%      1.58%          4.09%
Templeton Developing Markets Securities - Class 2                          -2.47%     -7.80%         -12.13%
Templeton Foreign Securities - Class 2                                    -20.56%     -4.37%          5.44%
LSA Aggressive Growth                                                     -33.36%       N/A          -29.58%
LSA Equity Growth                                                         -31.61%       N/A          -15.38%
LSA Mid Cap Value                                                          -9.68%       N/A           -3.22%
Oppenheimer Aggressive Growth - Service Class                             -29.87%     -4.23%          4.26%
Oppenheimer Capital Appreciation - Service Class                          -28.94%     -0.11%          7.69%
Oppenheimer Global Securities - Service Class                             -24.30%      2.95%          9.47%
Oppenheimer High Income - Service Class                                    -4.94%     -2.47%          4.23%
Oppenheimer Main Street - Service Class                                   -20.97%     -5.64%          6.24%
Oppenheimer Main Street Small Cap - Service Class                         -17.97%       N/A           -3.23%
Oppenheimer Multiple Strategies - Service Class                           -12.72%      0.56%          5.60%
Oppenheimer Strategic Bond - Service Class                                 4.61%       1.51%          3.24%
Van Kampen LIT Emerging Growth - Class II                                 -34.40%      0.73%          6.56%
Van Kampen LIT Growth and Income - Class II                               -16.80%      2.66%          5.12%
Van Kampen UIF Active International Allocation - Class II                 -19.98%       N/A          -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                            6.33%       1.66%          1.33%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.31%      1.68%          4.03%











Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.


Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.35%       N/A           -1.43%
Putnam Global Asset Allocation - Class IB                                 -19.07%     -2.32%          4.87%
Putnam Growth and Income - Class IB                                       -25.43%     -2.49%          6.72%
Putnam Health Sciences - Class IB                                         -26.77%       N/A           -3.71%
Putnam High Yield - Class IB                                               -7.46%     -2.92%          3.63%
Putnam Income - Class IB                                                   1.02%       3.99%          4.84%
Putnam International Equity - Class IB                                    -24.14%      0.64%          2.77%
Putnam Investors - Class IB                                               -30.24%       N/A           -9.49%
Putnam Money Market - Class IB                                             -5.57%      2.42%          2.52%
Putnam New Opportunities - Class IB                                       -36.78%     -7.07%          3.82%
Putnam New Value - Class IB                                               -22.10%      0.89%          3.20%
Putnam Research - Class IB                                                -28.60%       N/A           -3.68%
Putnam Utilities Growth and Income - Class IB                             -30.45%     -6.18%          3.08%
Putnam Vista - Class IB                                                   -36.86%     -5.76%          -1.74%
Putnam Voyager - Class IB                                                 -32.86%     -2.97%          6.63%
Franklin Growth and Income Securities - Class 2                           -14.93%      3.33%          9.03%
Franklin Small Cap Value Securities - Class 2                             -15.86%       N/A           -1.86%
Mutual Shares Securities - Class 2                                        -18.37%      2.23%          4.77%
Templeton Developing Markets Securities - Class 2                          -6.89%     -7.04%         -11.14%
Templeton Foreign Securities - Class 2                                    -25.01%     -3.74%          5.92%
LSA Aggressive Growth                                                     -37.84%       N/A          -33.02%
LSA Equity Growth                                                         -36.09%       N/A          -16.14%
LSA Mid Cap Value                                                         -14.12%       N/A           -6.11%
Oppenheimer Aggressive Growth - Service Class                             -34.35%     -3.66%          4.76%
Oppenheimer Capital Appreciation - Service Class                          -33.41%      0.46%          8.20%
Oppenheimer Global Securities - Service Class                             -28.76%      3.52%          9.93%
Oppenheimer High Income - Service Class                                    -9.36%     -1.77%          4.78%
Oppenheimer Main Street - Service Class                                   -25.43%     -4.98%          6.75%
Oppenheimer Main Street Small Cap - Service Class                         -22.42%       N/A           -3.15%
Oppenheimer Multiple Strategies - Service Class                           -17.16%      1.21%          6.15%
Oppenheimer Strategic Bond - Service Class                                 0.21%       2.20%          3.88%
Van Kampen LIT Emerging Growth - Class II                                 -38.89%      1.24%          7.07%
Van Kampen LIT Growth and Income - Class II                               -21.25%      3.26%          5.77%
Van Kampen UIF Active International Allocation - Class II                 -24.43%       N/A          -14.54%
Van Kampen UIF Emerging Markets Debt - Class II                            1.93%       2.41%          2.11%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -7.74%      2.38%          4.70%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.53%       N/A           -1.64%
Putnam Global Asset Allocation - Class IB                                 -19.24%     -2.52%          4.66%
Putnam Growth and Income - Class IB                                       -25.59%     -2.69%          6.51%
Putnam Health Sciences - Class IB                                         -26.92%       N/A           -3.91%
Putnam High Yield - Class IB                                               -7.65%     -3.11%          3.42%
Putnam Income - Class IB                                                   0.81%       3.79%          4.63%
Putnam International Equity - Class IB                                    -24.30%      0.44%          2.56%
Putnam Investors - Class IB                                               -30.39%       N/A           -9.68%
Putnam Money Market - Class IB                                             -5.77%      2.21%          2.31%
Putnam New Opportunities - Class IB                                       -36.92%     -7.26%          3.61%
Putnam New Value - Class IB                                               -22.27%      0.69%          2.99%
Putnam Research - Class IB                                                -28.75%       N/A           -3.88%
Putnam Utilities Growth and Income - Class IB                             -30.60%     -6.37%          2.87%
Putnam Vista - Class IB                                                   -37.00%     -5.95%          -1.94%
Putnam Voyager - Class IB                                                 -33.00%     -3.17%          6.41%
Franklin Growth and Income Securities - Class 2                           -15.11%      3.12%          8.81%
Franklin Small Cap Value Securities - Class 2                             -16.04%       N/A           -2.06%
Mutual Shares Securities - Class 2                                        -18.54%      2.03%          4.56%
Templeton Developing Markets Securities - Class 2                          -7.09%     -7.22%         -11.32%
Templeton Foreign Securities - Class 2                                    -25.18%     -3.93%          5.71%
LSA Aggressive Growth                                                     -37.97%       N/A          -33.17%
LSA Equity Growth                                                         -36.23%       N/A          -16.32%
LSA Mid Cap Value                                                         -14.30%       N/A           -6.30%
Oppenheimer Aggressive Growth - Service Class                             -34.49%     -3.85%          4.55%
Oppenheimer Capital Appreciation - Service Class                          -33.55%      0.26%          7.98%
Oppenheimer Global Securities - Service Class                             -28.92%      3.31%          9.71%
Oppenheimer High Income - Service Class                                    -9.55%     -1.97%          4.57%
Oppenheimer Main Street - Service Class                                   -25.59%     -5.17%          6.54%
Oppenheimer Main Street Small Cap - Service Class                         -22.59%       N/A           -3.35%
Oppenheimer Multiple Strategies - Service Class                           -17.34%      1.00%          5.93%
Oppenheimer Strategic Bond - Service Class                                 0.00%       1.99%          3.68%
Van Kampen LIT Emerging Growth - Class II                                 -39.02%      1.04%          6.86%
Van Kampen LIT Growth and Income - Class II                               -21.42%      3.05%          5.56%
Van Kampen UIF Active International Allocation - Class II                 -24.60%       N/A          -14.72%
Van Kampen UIF Emerging Markets Debt - Class II                            1.72%       2.21%          1.91%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -7.93%      2.18%          4.49%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.75%       N/A           -1.86%
Putnam Global Asset Allocation - Class IB                                 -19.47%     -2.69%          4.60%
Putnam Growth and Income - Class IB                                       -25.83%     -2.86%          6.48%
Putnam Health Sciences - Class IB                                         -27.17%       N/A           -4.11%
Putnam High Yield - Class IB                                               -7.86%     -3.35%          3.33%
Putnam Income - Class IB                                                   0.62%       3.61%          4.51%
Putnam International Equity - Class IB                                    -24.54%      0.33%          2.48%
Putnam Investors - Class IB                                               -30.64%       N/A           -9.90%
Putnam Money Market - Class IB                                             -5.97%      2.04%          2.15%
Putnam New Opportunities - Class IB                                       -37.18%     -7.41%          3.58%
Putnam New Value - Class IB                                               -22.50%      0.52%          2.87%
Putnam Research - Class IB                                                -29.00%       N/A           -4.08%
Putnam Utilities Growth and Income - Class IB                             -30.85%     -6.56%          2.81%
Putnam Vista - Class IB                                                   -37.26%     -6.09%          -2.03%
Putnam Voyager - Class IB                                                 -33.26%     -3.28%          6.40%
Franklin Growth and Income Securities - Class 2                           -15.33%      2.97%          8.77%
Franklin Small Cap Value Securities - Class 2                             -16.26%       N/A           -2.36%
Mutual Shares Securities - Class 2                                        -18.77%      1.87%          4.38%
Templeton Developing Markets Securities - Class 2                          -7.29%     -7.51%         -11.80%
Templeton Foreign Securities - Class 2                                    -25.41%     -4.10%          5.70%
LSA Aggressive Growth                                                     -38.24%       N/A          -33.59%
LSA Equity Growth                                                         -36.49%       N/A          -16.65%
LSA Mid Cap Value                                                         -14.52%       N/A           -6.67%
Oppenheimer Aggressive Growth - Service Class                             -34.75%     -3.97%          4.53%
Oppenheimer Capital Appreciation - Service Class                          -33.81%      0.16%          7.96%
Oppenheimer Global Securities - Service Class                             -29.16%      3.22%          9.73%
Oppenheimer High Income - Service Class                                    -9.76%     -2.18%          4.50%
Oppenheimer Main Street - Service Class                                   -25.83%     -5.37%          6.50%
Oppenheimer Main Street Small Cap - Service Class                         -22.82%       N/A           -3.56%
Oppenheimer Multiple Strategies - Service Class                           -17.56%      0.85%          5.87%
Oppenheimer Strategic Bond - Service Class                                 -0.19%      1.80%          3.53%
Van Kampen LIT Emerging Growth - Class II                                 -39.29%      0.99%          6.83%
Van Kampen LIT Growth and Income - Class II                               -21.65%      2.94%          5.41%
Van Kampen UIF Active International Allocation - Class II                 -24.83%       N/A          -15.05%
Van Kampen UIF Emerging Markets Debt - Class II                            1.53%       1.97%          1.63%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.14%      1.97%          4.32%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.93%       N/A           -2.06%
Putnam Global Asset Allocation - Class IB                                 -19.64%     -2.89%          4.39%
Putnam Growth and Income - Class IB                                       -25.99%     -3.05%          6.26%
Putnam Health Sciences - Class IB                                         -27.32%       N/A           -4.31%
Putnam High Yield - Class IB                                               -8.05%     -3.55%          3.11%
Putnam Income - Class IB                                                   0.41%       3.40%          4.30%
Putnam International Equity - Class IB                                    -24.70%      0.13%          2.27%
Putnam Investors - Class IB                                               -30.79%       N/A          -10.09%
Putnam Money Market - Class IB                                             -6.17%      1.83%          1.94%
Putnam New Opportunities - Class IB                                       -37.32%     -7.59%          3.37%
Putnam New Value - Class IB                                               -22.67%      0.32%          2.66%
Putnam Research - Class IB                                                -29.15%       N/A           -4.28%
Putnam Utilities Growth and Income - Class IB                             -31.00%     -6.75%          2.60%
Putnam Vista - Class IB                                                   -37.40%     -6.28%          -2.23%
Putnam Voyager - Class IB                                                 -33.40%     -3.48%          6.19%
Franklin Growth and Income Securities - Class 2                           -15.51%      2.76%          8.55%
Franklin Small Cap Value Securities - Class 2                             -16.44%       N/A           -2.56%
Mutual Shares Securities - Class 2                                        -18.94%      1.66%          4.17%
Templeton Developing Markets Securities - Class 2                          -7.49%     -7.70%         -11.98%
Templeton Foreign Securities - Class 2                                    -25.58%     -4.30%          5.49%
LSA Aggressive Growth                                                     -38.37%       N/A          -33.74%
LSA Equity Growth                                                         -36.63%       N/A          -16.83%
LSA Mid Cap Value                                                         -14.70%       N/A           -6.87%
Oppenheimer Aggressive Growth - Service Class                             -34.89%     -4.16%          4.31%
Oppenheimer Capital Appreciation - Service Class                          -33.95%     -0.04%          7.74%
Oppenheimer Global Securities - Service Class                             -29.32%      3.01%          9.51%
Oppenheimer High Income - Service Class                                    -9.95%     -2.38%          4.29%
Oppenheimer Main Street - Service Class                                   -25.99%     -5.56%          6.29%
Oppenheimer Main Street Small Cap - Service Class                         -22.99%       N/A           -3.77%
Oppenheimer Multiple Strategies - Service Class                           -17.74%      0.64%          5.66%
Oppenheimer Strategic Bond - Service Class                                 -0.40%      1.60%          3.32%
Van Kampen LIT Emerging Growth - Class II                                 -39.42%      0.78%          6.61%
Van Kampen LIT Growth and Income - Class II                               -21.82%      2.73%          5.20%
Van Kampen UIF Active International Allocation - Class II                 -25.00%       N/A          -15.24%
Van Kampen UIF Emerging Markets Debt - Class II                            1.32%       1.76%          1.43%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.33%      1.76%          4.11%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.90%       N/A           -2.02%
Putnam Global Asset Allocation - Class IB                                 -19.62%     -2.83%          4.50%
Putnam Growth and Income - Class IB                                       -25.98%     -2.99%          6.38%
Putnam Health Sciences - Class IB                                         -27.32%       N/A           -4.26%
Putnam High Yield - Class IB                                               -8.01%     -3.52%          3.21%
Putnam Income - Class IB                                                   0.47%       3.47%          4.39%
Putnam International Equity - Class IB                                    -24.69%      0.22%          2.37%
Putnam Investors - Class IB                                               -30.79%       N/A          -10.06%
Putnam Money Market - Class IB                                             -6.12%      1.90%          2.01%
Putnam New Opportunities - Class IB                                       -37.33%     -7.53%          3.49%
Putnam New Value - Class IB                                               -22.65%      0.39%          2.75%
Putnam Research - Class IB                                                -29.15%       N/A           -4.23%
Putnam Utilities Growth and Income - Class IB                             -31.00%     -6.70%          2.70%
Putnam Vista - Class IB                                                   -37.41%     -6.21%          -2.14%
Putnam Voyager - Class IB                                                 -33.41%     -3.40%          6.32%
Franklin Growth and Income Securities - Class 2                           -15.48%      2.84%          8.68%
Franklin Small Cap Value Securities - Class 2                             -16.41%       N/A           -2.55%
Mutual Shares Securities - Class 2                                        -18.92%      1.73%          4.24%
Templeton Developing Markets Securities - Class 2                          -7.44%     -7.69%         -12.06%
Templeton Foreign Securities - Class 2                                    -25.56%     -4.24%          5.61%
LSA Aggressive Growth                                                     -38.39%       N/A          -33.80%
LSA Equity Growth                                                         -36.64%       N/A          -16.84%
LSA Mid Cap Value                                                         -14.67%       N/A           -6.89%
Oppenheimer Aggressive Growth - Service Class                             -34.90%     -4.09%          4.44%
Oppenheimer Capital Appreciation - Service Class                          -33.96%      0.05%          7.87%
Oppenheimer Global Securities - Service Class                             -29.31%      3.11%          9.66%
Oppenheimer High Income - Service Class                                    -9.91%     -2.34%          4.40%
Oppenheimer Main Street - Service Class                                   -25.98%     -5.51%          6.41%
Oppenheimer Main Street Small Cap - Service Class                         -22.97%       N/A           -3.72%
Oppenheimer Multiple Strategies - Service Class                           -17.71%      0.71%          5.77%
Oppenheimer Strategic Bond - Service Class                                 -0.34%      1.65%          3.39%
Van Kampen LIT Emerging Growth - Class II                                 -39.44%      0.89%          6.74%
Van Kampen LIT Growth and Income - Class II                               -21.80%      2.82%          5.28%
Van Kampen UIF Active International Allocation - Class II                 -24.98%       N/A          -15.25%
Van Kampen UIF Emerging Markets Debt - Class II                            1.38%       1.80%          1.45%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.29%      1.81%          4.18%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.08%       N/A           -2.23%
Putnam Global Asset Allocation - Class IB                                 -19.79%     -3.03%          4.29%
Putnam Growth and Income - Class IB                                       -26.14%     -3.19%          6.17%
Putnam Health Sciences - Class IB                                         -27.47%       N/A           -4.46%
Putnam High Yield - Class IB                                               -8.20%     -3.72%          3.00%
Putnam Income - Class IB                                                   0.26%       3.26%          4.17%
Putnam International Equity - Class IB                                    -24.85%      0.02%          2.16%
Putnam Investors - Class IB                                               -30.94%       N/A          -10.25%
Putnam Money Market - Class IB                                             -6.32%      1.69%          1.80%
Putnam New Opportunities - Class IB                                       -37.47%     -7.72%          3.28%
Putnam New Value - Class IB                                               -22.82%      0.18%          2.54%
Putnam Research - Class IB                                                -29.30%       N/A           -4.43%
Putnam Utilities Growth and Income - Class IB                             -31.15%     -6.89%          2.49%
Putnam Vista - Class IB                                                   -37.55%     -6.40%          -2.34%
Putnam Voyager - Class IB                                                 -33.55%     -3.60%          6.10%
Franklin Growth and Income Securities - Class 2                           -15.66%      2.63%          8.46%
Franklin Small Cap Value Securities - Class 2                             -16.59%       N/A           -2.75%
Mutual Shares Securities - Class 2                                        -19.09%      1.52%          4.03%
Templeton Developing Markets Securities - Class 2                          -7.64%     -7.88%         -12.24%
Templeton Foreign Securities - Class 2                                    -25.73%     -4.44%          5.40%
LSA Aggressive Growth                                                     -38.52%       N/A          -33.95%
LSA Equity Growth                                                         -36.78%       N/A          -17.02%
LSA Mid Cap Value                                                         -14.85%       N/A           -7.08%
Oppenheimer Aggressive Growth - Service Class                             -35.04%     -4.28%          4.22%
Oppenheimer Capital Appreciation - Service Class                          -34.10%     -0.16%          7.65%
Oppenheimer Global Securities - Service Class                             -29.47%      2.90%          9.43%
Oppenheimer High Income - Service Class                                   -10.10%     -2.54%          4.18%
Oppenheimer Main Street - Service Class                                   -26.14%     -5.71%          6.19%
Oppenheimer Main Street Small Cap - Service Class                         -23.14%       N/A           -3.92%
Oppenheimer Multiple Strategies - Service Class                           -17.89%      0.50%          5.55%
Oppenheimer Strategic Bond - Service Class                                 -0.55%      1.45%          3.18%
Van Kampen LIT Emerging Growth - Class II                                 -39.57%      0.69%          6.52%
Van Kampen LIT Growth and Income - Class II                               -21.97%      2.61%          5.06%
Van Kampen UIF Active International Allocation - Class II                 -25.15%       N/A          -15.43%
Van Kampen UIF Emerging Markets Debt - Class II                            1.17%       1.59%          1.24%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.48%      1.61%          3.97%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.







                                   APPENDIX D

        ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

These Contract charges include a maximum withdrawal charge of 7% that declines to zero after three years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.69% (without any optional benefit riders), or
-        1.89% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable
Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity,
Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New
Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager. The following Variable Sub-Accounts commenced operations on
September 19, 2000: Mutual Shares Securities and Templeton Developing Markets
Securities. The Templeton Foreign Securities Variable Sub-Account commenced operations on May 22, 2000. The LSA Equity Growth Variable Sub-Account commenced operations on June 21, 2000. The remaining Variable Sub-Accounts commenced operations on May 1, 2003..

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.44%       N/A           -1.63%
Putnam Global Asset Allocation - Class IB                                 -19.15%       N/A           -9.49%
Putnam Growth and Income - Class IB                                       -25.51%       N/A           -7.96%
Putnam Health Sciences - Class IB                                         -26.85%       N/A           -3.50%
Putnam High Yield - Class IB                                               -7.56%       N/A           -3.54%
Putnam Income - Class IB                                                   0.91%        N/A           5.12%
Putnam International Equity - Class IB                                    -24.22%       N/A          -14.93%
Putnam Investors - Class IB                                               -30.32%       N/A          -21.74%
Putnam Money Market - Class IB                                             -5.67%       N/A           1.81%
Putnam New Opportunities - Class IB                                       -36.85%       N/A          -27.18%
Putnam New Value - Class IB                                               -22.19%       N/A           0.72%
Putnam Research - Class IB                                                -28.68%       N/A          -14.27%
Putnam Utilities Growth and Income - Class IB                             -30.53%       N/A          -13.02%
Putnam Vista - Class IB                                                   -36.93%       N/A          -21.74%
Putnam Voyager - Class IB                                                 -32.93%       N/A          -20.19%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.46%       N/A           -3.38%
Templeton Developing Markets Securities - Class 2                          -6.99%       N/A          -11.18%
Templeton Foreign Securities - Class 2                                    -25.09%       N/A          -15.22%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.36%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.62%       N/A           -1.82%
Putnam Global Asset Allocation - Class IB                                 -19.33%       N/A           -9.67%
Putnam Growth and Income - Class IB                                       -25.67%       N/A           -8.14%
Putnam Health Sciences - Class IB                                         -27.00%       N/A           -3.69%
Putnam High Yield - Class IB                                               -7.75%       N/A           -3.74%
Putnam Income - Class IB                                                   0.70%        N/A           4.91%
Putnam International Equity - Class IB                                    -24.38%       N/A          -15.10%
Putnam Investors - Class IB                                               -30.47%       N/A          -21.90%
Putnam Money Market - Class IB                                             -5.87%       N/A           1.61%
Putnam New Opportunities - Class IB                                       -36.98%       N/A          -27.33%
Putnam New Value - Class IB                                               -22.35%       N/A           0.52%
Putnam Research - Class IB                                                -28.83%       N/A          -14.45%
Putnam Utilities Growth and Income - Class IB                             -30.68%       N/A          -13.19%
Putnam Vista - Class IB                                                   -37.07%       N/A          -21.90%
Putnam Voyager - Class IB                                                 -33.08%       N/A          -20.35%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.63%       N/A           -3.58%
Templeton Developing Markets Securities - Class 2                          -7.18%       N/A          -11.37%
Templeton Foreign Securities - Class 2                                    -25.26%       N/A          -15.40%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.45%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.84%       N/A           -2.14%
Putnam Global Asset Allocation - Class IB                                 -19.55%       N/A          -10.03%
Putnam Growth and Income - Class IB                                       -25.91%       N/A           -8.47%
Putnam Health Sciences - Class IB                                         -27.25%       N/A           -3.96%
Putnam High Yield - Class IB                                               -7.96%       N/A           -4.09%
Putnam Income - Class IB                                                   0.51%        N/A           4.61%
Putnam International Equity - Class IB                                    -24.62%       N/A          -15.48%
Putnam Investors - Class IB                                               -30.72%       N/A          -22.34%
Putnam Money Market - Class IB                                             -6.07%       N/A           1.29%
Putnam New Opportunities - Class IB                                       -37.25%       N/A          -27.81%
Putnam New Value - Class IB                                               -22.59%       N/A           0.24%
Putnam Research - Class IB                                                -29.08%       N/A          -14.81%
Putnam Utilities Growth and Income - Class IB                             -30.93%       N/A          -13.54%
Putnam Vista - Class IB                                                   -37.33%       N/A          -22.30%
Putnam Voyager - Class IB                                                 -33.33%       N/A          -20.76%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -18.86%       N/A           -3.89%
Templeton Developing Markets Securities - Class 2                          -7.39%       N/A          -11.77%
Templeton Foreign Securities - Class 2                                    -25.49%       N/A          -15.71%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.76%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.02%       N/A           -2.33%
Putnam Global Asset Allocation - Class IB                                 -19.73%       N/A          -10.21%
Putnam Growth and Income - Class IB                                       -26.07%       N/A           -8.66%
Putnam Health Sciences - Class IB                                         -27.40%       N/A           -4.15%
Putnam High Yield - Class IB                                               -8.15%       N/A           -4.28%
Putnam Income - Class IB                                                   0.30%        N/A           4.40%
Putnam International Equity - Class IB                                    -24.78%       N/A          -15.65%
Putnam Investors - Class IB                                               -30.87%       N/A          -22.50%
Putnam Money Market - Class IB                                             -6.27%       N/A           1.09%
Putnam New Opportunities - Class IB                                       -37.38%       N/A          -27.96%
Putnam New Value - Class IB                                               -22.75%       N/A           0.04%
Putnam Research - Class IB                                                -29.23%       N/A          -14.98%
Putnam Utilities Growth and Income - Class IB                             -31.08%       N/A          -13.71%
Putnam Vista - Class IB                                                   -37.47%       N/A          -22.45%
Putnam Voyager - Class IB                                                 -33.48%       N/A          -20.92%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.03%       N/A           -4.09%
Templeton Developing Markets Securities - Class 2                          -7.58%       N/A          -11.96%
Templeton Foreign Securities - Class 2                                    -25.66%       N/A          -15.89%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.85%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.99%       N/A           -2.33%
Putnam Global Asset Allocation - Class IB                                 -19.70%       N/A          -10.23%
Putnam Growth and Income - Class IB                                       -26.06%       N/A           -8.67%
Putnam Health Sciences - Class IB                                         -27.40%       N/A           -4.13%
Putnam High Yield - Class IB                                               -8.11%       N/A           -4.30%
Putnam Income - Class IB                                                   0.36%        N/A           4.41%
Putnam International Equity - Class IB                                    -24.77%       N/A          -15.69%
Putnam Investors - Class IB                                               -30.87%       N/A          -22.57%
Putnam Money Market - Class IB                                             -6.22%       N/A           1.10%
Putnam New Opportunities - Class IB                                       -37.40%       N/A          -28.05%
Putnam New Value - Class IB                                               -22.74%       N/A           0.06%
Putnam Research - Class IB                                                -29.23%       N/A          -15.01%
Putnam Utilities Growth and Income - Class IB                             -31.08%       N/A          -13.74%
Putnam Vista - Class IB                                                   -37.48%       N/A          -22.51%
Putnam Voyager - Class IB                                                 -33.48%       N/A          -20.98%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.01%       N/A           -4.08%
Templeton Developing Markets Securities - Class 2                          -7.54%       N/A          -11.99%
Templeton Foreign Securities - Class 2                                    -25.64%       N/A          -15.90%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -20.91%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.17%       N/A           -2.53%
Putnam Global Asset Allocation - Class IB                                 -19.88%       N/A          -10.42%
Putnam Growth and Income - Class IB                                       -26.22%       N/A           -8.85%
Putnam Health Sciences - Class IB                                         -27.55%       N/A           -4.33%
Putnam High Yield - Class IB                                               -8.30%       N/A           -4.49%
Putnam Income - Class IB                                                   0.15%        N/A           4.20%
Putnam International Equity - Class IB                                    -24.93%       N/A          -15.86%
Putnam Investors - Class IB                                               -31.02%       N/A          -22.73%
Putnam Money Market - Class IB                                             -6.42%       N/A           0.90%
Putnam New Opportunities - Class IB                                       -37.53%       N/A          -28.20%
Putnam New Value - Class IB                                               -22.90%       N/A           -0.14%
Putnam Research - Class IB                                                -29.38%       N/A          -15.19%
Putnam Utilities Growth and Income - Class IB                             -31.23%       N/A          -13.91%
Putnam Vista - Class IB                                                   -37.62%       N/A          -22.66%
Putnam Voyager - Class IB                                                 -33.63%       N/A          -21.14%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -19.18%       N/A           -4.28%
Templeton Developing Markets Securities - Class 2                          -7.73%       N/A          -12.18%
Templeton Foreign Securities - Class 2                                    -25.81%       N/A          -16.08%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -21.00%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A



Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.


Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since the Portfolio's Variable Sub-Account
                                                        Inception Date of
                                                      Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.28%       N/A           -0.89%
Putnam Global Asset Allocation - Class IB                                 -13.99%     -2.36%          4.81%
Putnam Growth and Income - Class IB                                       -20.35%     -2.53%          6.65%
Putnam Health Sciences - Class IB                                         -21.68%       N/A           -3.12%
Putnam High Yield - Class IB                                               -2.39%     -2.94%          3.57%
Putnam Income - Class IB                                                   6.08%       3.95%          4.79%
Putnam International Equity - Class IB                                    -19.05%      0.59%          2.71%
Putnam Investors - Class IB                                               -25.15%       N/A           -8.74%
Putnam Money Market - Class IB                                             -0.50%      2.38%          2.47%
Putnam New Opportunities - Class IB                                       -31.68%     -7.11%          3.75%
Putnam New Value - Class IB                                               -17.02%      0.85%          3.15%
Putnam Research - Class IB                                                -23.51%       N/A           -3.05%
Putnam Utilities Growth and Income - Class IB                             -25.36%     -6.21%          3.02%
Putnam Vista - Class IB                                                   -31.77%     -5.80%          -1.79%
Putnam Voyager - Class IB                                                 -27.76%     -3.02%          6.56%
Franklin Growth and Income Securities - Class 2                            -9.85%      3.28%          8.96%
Franklin Small Cap Value Securities - Class 2                             -10.78%       N/A           -1.30%
Mutual Shares Securities - Class 2                                        -13.29%      2.19%          4.72%
Templeton Developing Markets Securities - Class 2                          -1.82%     -7.05%         -11.12%
Templeton Foreign Securities - Class 2                                    -19.93%     -3.78%          5.85%
LSA Aggressive Growth                                                     -32.74%       N/A          -28.75%
LSA Equity Growth                                                         -30.99%       N/A          -14.62%
LSA Mid Cap Value                                                          -9.04%       N/A           -2.36%
Oppenheimer Aggressive Growth - Service Class                             -29.25%     -3.70%          4.70%
Oppenheimer Capital Appreciation - Service Class                          -28.32%      0.41%          8.13%
Oppenheimer Global Securities - Service Class                             -23.67%      3.46%          9.86%
Oppenheimer High Income - Service Class                                    -4.29%     -1.80%          4.72%
Oppenheimer Main Street - Service Class                                   -20.34%     -5.01%          6.68%
Oppenheimer Main Street Small Cap - Service Class                         -17.34%       N/A           -2.58%
Oppenheimer Multiple Strategies - Service Class                           -12.08%      1.17%          6.09%
Oppenheimer Strategic Bond - Service Class                                 5.27%       2.16%          3.84%
Van Kampen LIT Emerging Growth - Class II                                 -33.79%      1.18%          7.01%
Van Kampen LIT Growth and Income - Class II                               -16.17%      3.21%          5.72%
Van Kampen UIF Active International Allocation - Class II                 -19.35%       N/A          -13.10%
Van Kampen UIF Emerging Markets Debt - Class II                            6.99%       2.38%          2.09%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.67%      2.35%          4.66%

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.45%       N/A           -1.09%
Putnam Global Asset Allocation - Class IB                                 -14.16%     -2.56%          4.60%
Putnam Growth and Income - Class IB                                       -20.51%     -2.72%          6.44%
Putnam Health Sciences - Class IB                                         -21.84%       N/A           -3.31%
Putnam High Yield - Class IB                                               -2.58%     -3.13%          3.36%
Putnam Income - Class IB                                                   5.87%       3.74%          4.58%
Putnam International Equity - Class IB                                    -19.21%      0.39%          2.51%
Putnam Investors - Class IB                                               -25.30%       N/A           -8.92%
Putnam Money Market - Class IB                                             -0.70%      2.17%          2.27%
Putnam New Opportunities - Class IB                                       -31.82%     -7.30%          3.54%
Putnam New Value - Class IB                                               -17.19%      0.65%          2.95%
Putnam Research - Class IB                                                -23.66%       N/A           -3.24%
Putnam Utilities Growth and Income - Class IB                             -25.51%     -6.40%          2.82%
Putnam Vista - Class IB                                                   -31.90%     -5.99%          -1.99%
Putnam Voyager - Class IB                                                 -27.91%     -3.21%          6.34%
Franklin Growth and Income Securities - Class 2                           -10.03%      3.07%          8.74%
Franklin Small Cap Value Securities - Class 2                             -10.96%       N/A           -1.50%
Mutual Shares Securities - Class 2                                        -13.46%      1.98%          4.51%
Templeton Developing Markets Securities - Class 2                          -2.02%     -7.24%         -11.30%
Templeton Foreign Securities - Class 2                                    -20.09%     -3.97%          5.64%
LSA Aggressive Growth                                                     -32.87%       N/A          -28.90%
LSA Equity Growth                                                         -31.13%       N/A          -14.79%
LSA Mid Cap Value                                                          -9.23%       N/A           -2.55%
Oppenheimer Aggressive Growth - Service Class                             -29.39%     -3.89%          4.49%
Oppenheimer Capital Appreciation - Service Class                          -28.46%      0.21%          7.91%
Oppenheimer Global Securities - Service Class                             -23.83%      3.25%          9.64%
Oppenheimer High Income - Service Class                                    -4.48%     -2.00%          4.51%
Oppenheimer Main Street - Service Class                                   -20.50%     -5.20%          6.47%
Oppenheimer Main Street Small Cap - Service Class                         -17.50%       N/A           -2.77%
Oppenheimer Multiple Strategies - Service Class                           -12.26%      0.96%          5.87%
Oppenheimer Strategic Bond - Service Class                                 5.06%       1.96%          3.63%
Van Kampen LIT Emerging Growth - Class II                                 -33.92%      0.98%          6.79%
Van Kampen LIT Growth and Income - Class II                               -16.34%      3.00%          5.51%
Van Kampen UIF Active International Allocation - Class II                 -19.51%       N/A          -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                            6.78%       2.18%          1.89%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.86%      2.15%          4.45%

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.68%       N/A           -1.31%
Putnam Global Asset Allocation - Class IB                                 -14.39%     -2.73%          4.54%
Putnam Growth and Income - Class IB                                       -20.75%     -2.89%          6.41%
Putnam Health Sciences - Class IB                                         -22.08%       N/A           -3.51%
Putnam High Yield - Class IB                                               -2.79%     -3.38%          3.27%
Putnam Income - Class IB                                                   5.68%       3.57%          4.46%
Putnam International Equity - Class IB                                    -19.45%      0.28%          2.43%
Putnam Investors - Class IB                                               -25.55%       N/A           -9.14%
Putnam Money Market - Class IB                                             -0.90%      2.00%          2.11%
Putnam New Opportunities - Class IB                                       -32.08%     -7.44%          3.51%
Putnam New Value - Class IB                                               -17.42%      0.48%          2.82%
Putnam Research - Class IB                                                -23.91%       N/A           -3.43%
Putnam Utilities Growth and Income - Class IB                             -25.76%     -6.59%          2.75%
Putnam Vista - Class IB                                                   -32.17%     -6.13%          -2.08%
Putnam Voyager - Class IB                                                 -28.16%     -3.33%          6.33%
Franklin Growth and Income Securities - Class 2                           -10.25%      2.93%          8.71%
Franklin Small Cap Value Securities - Class 2                             -11.18%       N/A           -1.79%
Mutual Shares Securities - Class 2                                        -13.69%      1.82%          4.34%
Templeton Developing Markets Securities - Class 2                          -2.22%     -7.52%         -11.78%
Templeton Foreign Securities - Class 2                                    -20.33%     -4.14%          5.63%
LSA Aggressive Growth                                                     -33.14%       N/A          -29.30%
LSA Equity Growth                                                         -31.39%       N/A          -15.11%
LSA Mid Cap Value                                                          -9.44%       N/A           -2.91%
Oppenheimer Aggressive Growth - Service Class                             -29.65%     -4.01%          4.46%
Oppenheimer Capital Appreciation - Service Class                          -28.72%      0.11%          7.89%
Oppenheimer Global Securities - Service Class                             -24.07%      3.17%          9.66%
Oppenheimer High Income - Service Class                                    -4.69%     -2.21%          4.44%
Oppenheimer Main Street - Service Class                                   -20.74%     -5.40%          6.44%
Oppenheimer Main Street Small Cap - Service Class                         -17.74%       N/A           -2.98%
Oppenheimer Multiple Strategies - Service Class                           -12.48%      0.80%          5.81%
Oppenheimer Strategic Bond - Service Class                                 4.87%       1.77%          3.48%
Van Kampen LIT Emerging Growth - Class II                                 -34.19%      0.93%          6.76%
Van Kampen LIT Growth and Income - Class II                               -16.57%      2.89%          5.37%
Van Kampen UIF Active International Allocation - Class II                 -19.75%       N/A          -13.60%
Van Kampen UIF Emerging Markets Debt - Class II                            6.59%       1.94%          1.61%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.07%      1.94%          4.28%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.85%       N/A           -1.51%
Putnam Global Asset Allocation - Class IB                                 -14.56%     -2.93%          4.33%
Putnam Growth and Income - Class IB                                       -20.91%     -3.09%          6.19%
Putnam Health Sciences - Class IB                                         -22.24%       N/A           -3.71%
Putnam High Yield - Class IB                                               -2.98%     -3.57%          3.06%
Putnam Income - Class IB                                                   5.47%       3.36%          4.25%
Putnam International Equity - Class IB                                    -19.61%      0.08%          2.22%
Putnam Investors - Class IB                                               -25.70%       N/A           -9.32%
Putnam Money Market - Class IB                                             -1.10%      1.79%          1.90%
Putnam New Opportunities - Class IB                                       -32.22%     -7.63%          3.31%
Putnam New Value - Class IB                                               -17.59%      0.28%          2.61%
Putnam Research - Class IB                                                -24.06%       N/A           -3.63%
Putnam Utilities Growth and Income - Class IB                             -25.91%     -6.78%          2.54%
Putnam Vista - Class IB                                                   -32.30%     -6.32%          -2.28%
Putnam Voyager - Class IB                                                 -28.31%     -3.52%          6.12%
Franklin Growth and Income Securities - Class 2                           -10.43%      2.72%          8.49%
Franklin Small Cap Value Securities - Class 2                             -11.36%       N/A           -1.99%
Mutual Shares Securities - Class 2                                        -13.86%      1.62%          4.13%
Templeton Developing Markets Securities - Class 2                          -2.42%     -7.71%         -11.96%
Templeton Foreign Securities - Class 2                                    -20.49%     -4.33%          5.42%
LSA Aggressive Growth                                                     -33.27%       N/A          -29.45%
LSA Equity Growth                                                         -31.53%       N/A          -15.28%
LSA Mid Cap Value                                                          -9.63%       N/A           -3.11%
Oppenheimer Aggressive Growth - Service Class                             -29.79%     -4.21%          4.25%
Oppenheimer Capital Appreciation - Service Class                          -28.86%     -0.09%          7.68%
Oppenheimer Global Securities - Service Class                             -24.23%      2.96%          9.43%
Oppenheimer High Income - Service Class                                    -4.88%     -2.41%          4.23%
Oppenheimer Main Street - Service Class                                   -20.90%     -5.59%          6.22%
Oppenheimer Main Street Small Cap - Service Class                         -17.90%       N/A           -3.18%
Oppenheimer Multiple Strategies - Service Class                           -12.66%      0.60%          5.60%
Oppenheimer Strategic Bond - Service Class                                 4.66%       1.56%          3.27%
Van Kampen LIT Emerging Growth - Class II                                 -34.32%      0.72%          6.55%
Van Kampen LIT Growth and Income - Class II                               -16.74%      2.68%          5.15%
Van Kampen UIF Active International Allocation - Class II                 -19.91%       N/A          -13.77%
Van Kampen UIF Emerging Markets Debt - Class II                            6.38%       1.73%          1.41%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.26%      1.73%          4.07%

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.83%       N/A           -1.47%
Putnam Global Asset Allocation - Class IB                                 -14.54%     -2.87%          4.44%
Putnam Growth and Income - Class IB                                       -20.90%     -3.03%          6.32%
Putnam Health Sciences - Class IB                                         -22.23%       N/A           -3.66%
Putnam High Yield - Class IB                                               -2.94%     -3.54%          3.16%
Putnam Income - Class IB                                                   5.53%       3.43%          4.34%
Putnam International Equity - Class IB                                    -19.60%      0.17%          2.32%
Putnam Investors - Class IB                                               -25.70%       N/A           -9.29%
Putnam Money Market - Class IB                                             -1.05%      1.86%          1.97%
Putnam New Opportunities - Class IB                                       -32.23%     -7.57%          3.42%
Putnam New Value - Class IB                                               -17.57%      0.35%          2.70%
Putnam Research - Class IB                                                -24.06%       N/A           -3.58%
Putnam Utilities Growth and Income - Class IB                             -25.91%     -6.73%          2.65%
Putnam Vista - Class IB                                                   -32.32%     -6.25%          -2.19%
Putnam Voyager - Class IB                                                 -28.31%     -3.45%          6.25%
Franklin Growth and Income Securities - Class 2                           -10.40%      2.79%          8.61%
Franklin Small Cap Value Securities - Class 2                             -11.33%       N/A           -1.97%
Mutual Shares Securities - Class 2                                        -13.84%      1.69%          4.20%
Templeton Developing Markets Securities - Class 2                          -2.37%     -7.70%         -12.03%
Templeton Foreign Securities - Class 2                                    -20.48%     -4.28%          5.54%
LSA Aggressive Growth                                                     -33.29%       N/A          -29.51%
LSA Equity Growth                                                         -31.54%       N/A          -15.30%
LSA Mid Cap Value                                                          -9.59%       N/A           -3.12%
Oppenheimer Aggressive Growth - Service Class                             -29.80%     -4.13%          4.37%
Oppenheimer Capital Appreciation - Service Class                          -28.87%     -0.01%          7.80%
Oppenheimer Global Securities - Service Class                             -24.22%      3.06%          9.58%
Oppenheimer High Income - Service Class                                    -4.84%     -2.37%          4.34%
Oppenheimer Main Street - Service Class                                   -20.89%     -5.54%          6.34%
Oppenheimer Main Street Small Cap - Service Class                         -17.89%       N/A           -3.13%
Oppenheimer Multiple Strategies - Service Class                           -12.63%      0.67%          5.71%
Oppenheimer Strategic Bond - Service Class                                 4.72%       1.62%          3.34%
Van Kampen LIT Emerging Growth - Class II                                 -34.34%      0.83%          6.67%
Van Kampen LIT Growth and Income - Class II                               -16.72%      2.77%          5.23%
Van Kampen UIF Active International Allocation - Class II                 -19.90%       N/A          -13.78%
Van Kampen UIF Emerging Markets Debt - Class II                            6.44%       1.77%          1.43%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.22%      1.78%          4.14%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -11.00%       N/A           -1.67%
Putnam Global Asset Allocation - Class IB                                 -14.71%     -3.07%          4.23%
Putnam Growth and Income - Class IB                                       -21.06%     -3.23%          6.10%
Putnam Health Sciences - Class IB                                         -22.39%       N/A           -3.85%
Putnam High Yield - Class IB                                               -3.13%     -3.74%          2.95%
Putnam Income - Class IB                                                   5.32%       3.22%          4.12%
Putnam International Equity - Class IB                                    -19.76%     -0.03%          2.11%
Putnam Investors - Class IB                                               -25.85%       N/A           -9.48%
Putnam Money Market - Class IB                                             -1.25%      1.65%          1.76%
Putnam New Opportunities - Class IB                                       -32.37%     -7.76%          3.21%
Putnam New Value - Class IB                                               -17.74%      0.14%          2.49%
Putnam Research - Class IB                                                -24.21%       N/A           -3.78%
Putnam Utilities Growth and Income - Class IB                             -26.06%     -6.92%          2.44%
Putnam Vista - Class IB                                                   -32.45%     -6.44%          -2.39%
Putnam Voyager - Class IB                                                 -28.46%     -3.64%          6.03%
Franklin Growth and Income Securities - Class 2                           -10.58%      2.58%          8.39%
Franklin Small Cap Value Securities - Class 2                             -11.51%       N/A           -2.17%
Mutual Shares Securities - Class 2                                        -14.01%      1.48%          3.99%
Templeton Developing Markets Securities - Class 2                          -2.57%     -7.89%         -12.22%
Templeton Foreign Securities - Class 2                                    -20.64%     -4.47%          5.33%
LSA Aggressive Growth                                                     -33.42%       N/A          -29.65%
LSA Equity Growth                                                         -31.68%       N/A          -15.47%
LSA Mid Cap Value                                                          -9.78%       N/A           -3.32%
Oppenheimer Aggressive Growth - Service Class                             -29.94%     -4.33%          4.16%
Oppenheimer Capital Appreciation - Service Class                          -29.01%     -0.21%          7.59%
Oppenheimer Global Securities - Service Class                             -24.38%      2.85%          9.36%
Oppenheimer High Income - Service Class                                    -5.03%     -2.57%          4.12%
Oppenheimer Main Street - Service Class                                   -21.05%     -5.74%          6.13%
Oppenheimer Main Street Small Cap - Service Class                         -18.05%       N/A           -3.33%
Oppenheimer Multiple Strategies - Service Class                           -12.81%      0.46%          5.49%
Oppenheimer Strategic Bond - Service Class                                 4.51%       1.41%          3.13%
Van Kampen LIT Emerging Growth - Class II                                 -34.47%      0.63%          6.45%
Van Kampen LIT Growth and Income - Class II                               -16.89%      2.56%          5.02%
Van Kampen UIF Active International Allocation - Class II                 -20.06%       N/A          -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                            6.23%       1.56%          1.22%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.41%      1.57%          3.93%



Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.


Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.44%       N/A           -0.96%
Putnam Global Asset Allocation - Class IB                                 -19.15%     -2.42%          4.77%
Putnam Growth and Income - Class IB                                       -25.51%     -2.59%          6.61%
Putnam Health Sciences - Class IB                                         -26.85%       N/A           -3.18%
Putnam High Yield - Class IB                                               -7.56%     -3.01%          3.52%
Putnam Income - Class IB                                                   0.91%       3.89%          4.74%
Putnam International Equity - Class IB                                    -24.22%      0.54%          2.67%
Putnam Investors - Class IB                                               -30.32%       N/A           -8.81%
Putnam Money Market - Class IB                                             -5.67%      2.31%          2.41%
Putnam New Opportunities - Class IB                                       -36.85%     -7.17%          3.71%
Putnam New Value - Class IB                                               -22.19%      0.79%          3.10%
Putnam Research - Class IB                                                -28.68%       N/A           -3.11%
Putnam Utilities Growth and Income - Class IB                             -30.53%     -6.27%          2.98%
Putnam Vista - Class IB                                                   -36.93%     -5.86%          -1.84%
Putnam Voyager - Class IB                                                 -32.93%     -3.07%          6.52%
Franklin Growth and Income Securities - Class 2                           -15.02%      3.22%          8.92%
Franklin Small Cap Value Securities - Class 2                             -15.95%       N/A           -1.38%
Mutual Shares Securities - Class 2                                        -18.46%      2.13%          4.66%
Templeton Developing Markets Securities - Class 2                          -6.99%     -7.13%         -11.23%
Templeton Foreign Securities - Class 2                                    -25.09%     -3.84%          5.82%
LSA Aggressive Growth                                                     -37.91%       N/A          -33.10%
LSA Equity Growth                                                         -36.16%       N/A          -14.70%
LSA Mid Cap Value                                                         -14.21%       N/A           -6.20%
Oppenheimer Aggressive Growth - Service Class                             -34.42%     -3.75%          4.66%
Oppenheimer Capital Appreciation - Service Class                          -33.48%      0.36%          8.09%
Oppenheimer Global Securities - Service Class                             -28.84%      3.41%          9.82%
Oppenheimer High Income - Service Class                                    -9.46%     -1.87%          4.68%
Oppenheimer Main Street - Service Class                                   -25.51%     -5.08%          6.64%
Oppenheimer Main Street Small Cap - Service Class                         -22.51%       N/A           -2.64%
Oppenheimer Multiple Strategies - Service Class                           -17.25%      1.11%          6.04%
Oppenheimer Strategic Bond - Service Class                                 0.10%       2.09%          3.78%
Van Kampen LIT Emerging Growth - Class II                                 -38.95%      1.14%          6.97%
Van Kampen LIT Growth and Income - Class II                               -21.34%      3.15%          5.66%
Van Kampen UIF Active International Allocation - Class II                 -24.51%       N/A          -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                            1.82%       2.31%          2.01%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -7.83%      2.28%          4.59%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.62%       N/A           -1.16%
Putnam Global Asset Allocation - Class IB                                 -19.33%     -2.62%          4.56%
Putnam Growth and Income - Class IB                                       -25.67%     -2.78%          6.40%
Putnam Health Sciences - Class IB                                         -27.00%       N/A           -3.38%
Putnam High Yield - Class IB                                               -7.75%     -3.21%          3.31%
Putnam Income - Class IB                                                   0.70%       3.68%          4.53%
Putnam International Equity - Class IB                                    -24.38%      0.34%          2.46%
Putnam Investors - Class IB                                               -30.47%       N/A           -8.99%
Putnam Money Market - Class IB                                             -5.87%      2.11%          2.21%
Putnam New Opportunities - Class IB                                       -36.98%     -7.35%          3.50%
Putnam New Value - Class IB                                               -22.35%      0.59%          2.89%
Putnam Research - Class IB                                                -28.83%       N/A           -3.30%
Putnam Utilities Growth and Income - Class IB                             -30.68%     -6.46%          2.77%
Putnam Vista - Class IB                                                   -37.07%     -6.04%          -2.04%
Putnam Voyager - Class IB                                                 -33.08%     -3.26%          6.31%
Franklin Growth and Income Securities - Class 2                           -15.20%      3.02%          8.70%
Franklin Small Cap Value Securities - Class 2                             -16.13%       N/A           -1.58%
Mutual Shares Securities - Class 2                                        -18.63%      1.92%          4.45%
Templeton Developing Markets Securities - Class 2                          -7.18%     -7.32%         -11.41%
Templeton Foreign Securities - Class 2                                    -25.26%     -4.03%          5.61%
LSA Aggressive Growth                                                     -38.04%       N/A          -33.24%
LSA Equity Growth                                                         -36.30%       N/A          -14.87%
LSA Mid Cap Value                                                         -14.39%       N/A           -6.40%
Oppenheimer Aggressive Growth - Service Class                             -34.56%     -3.94%          4.45%
Oppenheimer Capital Appreciation - Service Class                          -33.63%      0.16%          7.87%
Oppenheimer Global Securities - Service Class                             -28.99%      3.20%          9.60%
Oppenheimer High Income - Service Class                                    -9.65%     -2.06%          4.47%
Oppenheimer Main Street - Service Class                                   -25.67%     -5.27%          6.43%
Oppenheimer Main Street Small Cap - Service Class                         -22.67%       N/A           -2.84%
Oppenheimer Multiple Strategies - Service Class                           -17.42%      0.90%          5.83%
Oppenheimer Strategic Bond - Service Class                                 -0.11%      1.89%          3.57%
Van Kampen LIT Emerging Growth - Class II                                 -39.08%      0.93%          6.75%
Van Kampen LIT Growth and Income - Class II                               -21.51%      2.95%          5.45%
Van Kampen UIF Active International Allocation - Class II                 -24.68%       N/A          -13.35%
Van Kampen UIF Emerging Markets Debt - Class II                            1.61%       2.11%          1.81%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.03%      2.08%          4.39%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.84%       N/A           -1.38%
Putnam Global Asset Allocation - Class IB                                 -19.55%     -2.79%          4.50%
Putnam Growth and Income - Class IB                                       -25.91%     -2.95%          6.37%
Putnam Health Sciences - Class IB                                         -27.25%       N/A           -3.58%
Putnam High Yield - Class IB                                               -7.96%     -3.45%          3.22%
Putnam Income - Class IB                                                   0.51%       3.51%          4.41%
Putnam International Equity - Class IB                                    -24.62%      0.23%          2.38%
Putnam Investors - Class IB                                               -30.72%       N/A           -9.21%
Putnam Money Market - Class IB                                             -6.07%      1.94%          2.05%
Putnam New Opportunities - Class IB                                       -37.25%     -7.50%          3.47%
Putnam New Value - Class IB                                               -22.59%      0.42%          2.77%
Putnam Research - Class IB                                                -29.08%       N/A           -3.50%
Putnam Utilities Growth and Income - Class IB                             -30.93%     -6.65%          2.70%
Putnam Vista - Class IB                                                   -37.33%     -6.18%          -2.13%
Putnam Voyager - Class IB                                                 -33.33%     -3.38%          6.30%
Franklin Growth and Income Securities - Class 2                           -15.42%      2.87%          8.66%
Franklin Small Cap Value Securities - Class 2                             -16.35%       N/A           -1.87%
Mutual Shares Securities - Class 2                                        -18.86%      1.76%          4.28%
Templeton Developing Markets Securities - Class 2                          -7.39%     -7.60%         -11.89%
Templeton Foreign Securities - Class 2                                    -25.49%     -4.20%          5.59%
LSA Aggressive Growth                                                     -38.31%       N/A          -33.66%
LSA Equity Growth                                                         -36.56%       N/A          -15.19%
LSA Mid Cap Value                                                         -14.61%       N/A           -6.77%
Oppenheimer Aggressive Growth - Service Class                             -34.82%     -4.07%          4.42%
Oppenheimer Capital Appreciation - Service Class                          -33.88%      0.06%          7.85%
Oppenheimer Global Securities - Service Class                             -29.24%      3.12%          9.62%
Oppenheimer High Income - Service Class                                    -9.86%     -2.28%          4.40%
Oppenheimer Main Street - Service Class                                   -25.91%     -5.46%          6.40%
Oppenheimer Main Street Small Cap - Service Class                         -22.91%       N/A           -3.05%
Oppenheimer Multiple Strategies - Service Class                           -17.65%      0.74%          5.76%
Oppenheimer Strategic Bond - Service Class                                 -0.30%      1.70%          3.42%
Van Kampen LIT Emerging Growth - Class II                                 -39.35%      0.88%          6.72%
Van Kampen LIT Growth and Income - Class II                               -21.74%      2.83%          5.30%
Van Kampen UIF Active International Allocation - Class II                 -24.91%       N/A          -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                            1.42%       1.86%          1.53%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.23%      1.87%          4.22%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.02%       N/A           -1.58%
Putnam Global Asset Allocation - Class IB                                 -19.73%     -2.99%          4.29%
Putnam Growth and Income - Class IB                                       -26.07%     -3.15%          6.15%
Putnam Health Sciences - Class IB                                         -27.40%       N/A           -3.77%
Putnam High Yield - Class IB                                               -8.15%     -3.65%          3.01%
Putnam Income - Class IB                                                   0.30%       3.30%          4.19%
Putnam International Equity - Class IB                                    -24.78%      0.03%          2.17%
Putnam Investors - Class IB                                               -30.87%       N/A           -9.39%
Putnam Money Market - Class IB                                             -6.27%      1.73%          1.84%
Putnam New Opportunities - Class IB                                       -37.38%     -7.69%          3.26%
Putnam New Value - Class IB                                               -22.75%      0.22%          2.56%
Putnam Research - Class IB                                                -29.23%       N/A           -3.69%
Putnam Utilities Growth and Income - Class IB                             -31.08%     -6.84%          2.49%
Putnam Vista - Class IB                                                   -37.47%     -6.37%          -2.33%
Putnam Voyager - Class IB                                                 -33.48%     -3.58%          6.08%
Franklin Growth and Income Securities - Class 2                           -15.60%      2.66%          8.44%
Franklin Small Cap Value Securities - Class 2                             -16.53%       N/A           -2.07%
Mutual Shares Securities - Class 2                                        -19.03%      1.56%          4.07%
Templeton Developing Markets Securities - Class 2                          -7.58%     -7.79%         -12.07%
Templeton Foreign Securities - Class 2                                    -25.66%     -4.39%          5.38%
LSA Aggressive Growth                                                     -38.44%       N/A          -33.81%
LSA Equity Growth                                                         -36.70%       N/A          -15.36%
LSA Mid Cap Value                                                         -14.79%       N/A           -6.97%
Oppenheimer Aggressive Growth - Service Class                             -34.96%     -4.26%          4.21%
Oppenheimer Capital Appreciation - Service Class                          -34.03%     -0.14%          7.64%
Oppenheimer Global Securities - Service Class                             -29.39%      2.91%          9.40%
Oppenheimer High Income - Service Class                                   -10.05%     -2.48%          4.18%
Oppenheimer Main Street - Service Class                                   -26.07%     -5.66%          6.18%
Oppenheimer Main Street Small Cap - Service Class                         -23.07%       N/A           -3.24%
Oppenheimer Multiple Strategies - Service Class                           -17.82%      0.54%          5.55%
Oppenheimer Strategic Bond - Service Class                                 -0.51%      1.49%          3.21%
Van Kampen LIT Emerging Growth - Class II                                 -39.48%      0.68%          6.51%
Van Kampen LIT Growth and Income - Class II                               -21.91%      2.62%          5.09%
Van Kampen UIF Active International Allocation - Class II                 -25.08%       N/A          -13.85%
Van Kampen UIF Emerging Markets Debt - Class II                            1.21%       1.66%          1.33%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.43%      1.66%          4.01%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -15.99%       N/A           -1.54%
Putnam Global Asset Allocation - Class IB                                 -19.70%     -2.93%          4.40%
Putnam Growth and Income - Class IB                                       -26.06%     -3.09%          6.28%
Putnam Health Sciences - Class IB                                         -27.40%       N/A           -3.73%
Putnam High Yield - Class IB                                               -8.11%     -3.62%          3.10%
Putnam Income - Class IB                                                   0.36%       3.36%          4.28%
Putnam International Equity - Class IB                                    -24.77%      0.12%          2.27%
Putnam Investors - Class IB                                               -30.87%       N/A           -9.36%
Putnam Money Market - Class IB                                             -6.22%      1.79%          1.91%
Putnam New Opportunities - Class IB                                       -37.40%     -7.62%          3.38%
Putnam New Value - Class IB                                               -22.74%      0.28%          2.64%
Putnam Research - Class IB                                                -29.23%       N/A           -3.65%
Putnam Utilities Growth and Income - Class IB                             -31.08%     -6.80%          2.60%
Putnam Vista - Class IB                                                   -37.48%     -6.31%          -2.24%
Putnam Voyager - Class IB                                                 -33.48%     -3.50%          6.21%
Franklin Growth and Income Securities - Class 2                           -15.57%      2.73%          8.57%
Franklin Small Cap Value Securities - Class 2                             -16.50%       N/A           -2.05%
Mutual Shares Securities - Class 2                                        -19.01%      1.62%          4.13%
Templeton Developing Markets Securities - Class 2                          -7.54%     -7.78%         -12.15%
Templeton Foreign Securities - Class 2                                    -25.64%     -4.34%          5.51%
LSA Aggressive Growth                                                     -38.46%       N/A          -33.88%
LSA Equity Growth                                                         -36.71%       N/A          -15.38%
LSA Mid Cap Value                                                         -14.76%       N/A           -6.99%
Oppenheimer Aggressive Growth - Service Class                             -34.97%     -4.19%          4.33%
Oppenheimer Capital Appreciation - Service Class                          -34.03%     -0.06%          7.76%
Oppenheimer Global Securities - Service Class                             -29.39%      3.01%          9.55%
Oppenheimer High Income - Service Class                                   -10.01%     -2.44%          4.29%
Oppenheimer Main Street - Service Class                                   -26.06%     -5.61%          6.30%
Oppenheimer Main Street Small Cap - Service Class                         -23.06%       N/A           -3.20%
Oppenheimer Multiple Strategies - Service Class                           -17.80%      0.61%          5.66%
Oppenheimer Strategic Bond - Service Class                                 -0.45%      1.55%          3.28%
Van Kampen LIT Emerging Growth - Class II                                 -39.50%      0.79%          6.63%
Van Kampen LIT Growth and Income - Class II                               -21.89%      2.71%          5.17%
Van Kampen UIF Active International Allocation - Class II                 -25.06%       N/A          -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                            1.27%       1.69%          1.35%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.38%      1.71%          4.08%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -16.17%       N/A           -1.74%
Putnam Global Asset Allocation - Class IB                                 -19.88%     -3.13%          4.18%
Putnam Growth and Income - Class IB                                       -26.22%     -3.29%          6.06%
Putnam Health Sciences - Class IB                                         -27.55%       N/A           -3.92%
Putnam High Yield - Class IB                                               -8.30%     -3.81%          2.89%
Putnam Income - Class IB                                                   0.15%       3.15%          4.07%
Putnam International Equity - Class IB                                    -24.93%     -0.09%          2.06%
Putnam Investors - Class IB                                               -31.02%       N/A           -9.54%
Putnam Money Market - Class IB                                             -6.42%      1.59%          1.70%
Putnam New Opportunities - Class IB                                       -37.53%     -7.81%          3.17%
Putnam New Value - Class IB                                               -22.90%      0.08%          2.43%
Putnam Research - Class IB                                                -29.38%       N/A           -3.84%
Putnam Utilities Growth and Income - Class IB                             -31.23%     -6.99%          2.39%
Putnam Vista - Class IB                                                   -37.62%     -6.50%          -2.44%
Putnam Voyager - Class IB                                                 -33.63%     -3.70%          5.99%
Franklin Growth and Income Securities - Class 2                           -15.75%      2.52%          8.35%
Franklin Small Cap Value Securities - Class 2                             -16.68%       N/A           -2.25%
Mutual Shares Securities - Class 2                                        -19.18%      1.42%          3.92%
Templeton Developing Markets Securities - Class 2                          -7.73%     -7.97%         -12.33%
Templeton Foreign Securities - Class 2                                    -25.81%     -4.53%          5.29%
LSA Aggressive Growth                                                     -38.59%       N/A          -34.02%
LSA Equity Growth                                                         -36.85%       N/A          -15.55%
LSA Mid Cap Value                                                         -14.94%       N/A           -7.18%
Oppenheimer Aggressive Growth - Service Class                             -35.11%     -4.38%          4.12%
Oppenheimer Capital Appreciation - Service Class                          -34.18%     -0.26%          7.54%
Oppenheimer Global Securities - Service Class                             -29.54%      2.80%          9.32%
Oppenheimer High Income - Service Class                                   -10.20%     -2.64%          4.08%
Oppenheimer Main Street - Service Class                                   -26.22%     -5.80%          6.09%
Oppenheimer Main Street Small Cap - Service Class                         -23.22%       N/A           -3.40%
Oppenheimer Multiple Strategies - Service Class                           -17.97%      0.40%          5.44%
Oppenheimer Strategic Bond - Service Class                                 -0.66%      1.34%          3.07%
Van Kampen LIT Emerging Growth - Class II                                 -39.63%      0.59%          6.41%
Van Kampen LIT Growth and Income - Class II                               -22.06%      2.50%          4.96%
Van Kampen UIF Active International Allocation - Class II                 -25.23%       N/A          -14.04%
Van Kampen UIF Emerging Markets Debt - Class II                            1.06%       1.48%          1.14%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -8.58%      1.50%          3.86%

*    The inception dates for the Portfolios appear under the heading "Adjusted
     Historical Total Returns," above.












                                   APPENDIX E

      ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown. These Contract charges include an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable
Account annual expenses of:

-        1.79% (without any optional benefit riders), or

-        1.99% with the MAV Death Benefit Option.
In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals. See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable
Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity,
Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New
Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager. The following Variable Sub-Accounts commenced operations on
September 19, 2000: Mutual Shares Securities and Templeton Developing Markets
Securities. The Templeton Foreign Securities Variable Sub-Account commenced operations on May 22, 2000. The LSA Equity Growth Variable Sub-Account commenced operations on June 21, 2000. The remaining Variable Sub-Accounts commenced operations on May 1, 2003..

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.43%       N/A           -1.73%
Putnam Global Asset Allocation - Class IB                                 -14.14%       N/A           -9.58%
Putnam Growth and Income - Class IB                                       -20.49%       N/A           -8.05%
Putnam Health Sciences - Class IB                                         -21.82%       N/A           -3.60%
Putnam High Yield - Class IB                                               -2.55%       N/A           -3.64%
Putnam Income - Class IB                                                   5.91%        N/A           5.02%
Putnam International Equity - Class IB                                    -19.20%       N/A          -15.02%
Putnam Investors - Class IB                                               -25.29%       N/A          -21.82%
Putnam Money Market - Class IB                                             -0.67%       N/A           1.71%
Putnam New Opportunities - Class IB                                       -31.82%       N/A          -27.26%
Putnam New Value - Class IB                                               -17.17%       N/A           0.62%
Putnam Research - Class IB                                                -23.65%       N/A          -14.36%
Putnam Utilities Growth and Income - Class IB                             -25.50%       N/A          -13.11%
Putnam Vista - Class IB                                                   -31.90%       N/A          -21.82%
Putnam Voyager - Class IB                                                 -27.90%       N/A          -20.27%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -13.44%       N/A           -1.55%
Templeton Developing Markets Securities - Class 2                          -1.99%       N/A           -9.14%
Templeton Foreign Securities - Class 2                                    -20.08%       N/A          -13.22%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -14.45%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.61%       N/A           -1.92%
Putnam Global Asset Allocation - Class IB                                 -14.31%       N/A           -9.76%
Putnam Growth and Income - Class IB                                       -20.65%       N/A           -8.23%
Putnam Health Sciences - Class IB                                         -21.98%       N/A           -3.79%
Putnam High Yield - Class IB                                               -2.75%       N/A           -3.83%
Putnam Income - Class IB                                                   5.69%        N/A           4.81%
Putnam International Equity - Class IB                                    -19.36%       N/A          -15.19%
Putnam Investors - Class IB                                               -25.44%       N/A          -21.98%
Putnam Money Market - Class IB                                             -0.87%       N/A           1.50%
Putnam New Opportunities - Class IB                                       -31.95%       N/A          -27.40%
Putnam New Value - Class IB                                               -17.34%       N/A           0.41%
Putnam Research - Class IB                                                -23.81%       N/A          -14.53%
Putnam Utilities Growth and Income - Class IB                             -25.65%       N/A          -13.28%
Putnam Vista - Class IB                                                   -32.04%       N/A          -21.97%
Putnam Voyager - Class IB                                                 -28.05%       N/A          -20.43%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -13.62%       N/A           -1.75%
Templeton Developing Markets Securities - Class 2                          -2.18%       N/A           -9.32%
Templeton Foreign Securities - Class 2                                    -20.24%       N/A          -13.40%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -14.54%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.83%       N/A           -2.23%
Putnam Global Asset Allocation - Class IB                                 -14.54%       N/A          -10.12%
Putnam Growth and Income - Class IB                                       -20.89%       N/A           -8.57%
Putnam Health Sciences - Class IB                                         -22.22%       N/A           -4.06%
Putnam High Yield - Class IB                                               -2.95%       N/A           -4.19%
Putnam Income - Class IB                                                   5.51%        N/A           4.50%
Putnam International Equity - Class IB                                    -19.60%       N/A          -15.57%
Putnam Investors - Class IB                                               -25.69%       N/A          -22.42%
Putnam Money Market - Class IB                                             -1.07%       N/A           1.19%
Putnam New Opportunities - Class IB                                       -32.22%       N/A          -27.89%
Putnam New Value - Class IB                                               -17.57%       N/A           0.14%
Putnam Research - Class IB                                                -24.05%       N/A          -14.90%
Putnam Utilities Growth and Income - Class IB                             -25.90%       N/A          -13.63%
Putnam Vista - Class IB                                                   -32.30%       N/A          -22.37%
Putnam Voyager - Class IB                                                 -28.30%       N/A          -20.84%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -13.84%       N/A           -2.05%
Templeton Developing Markets Securities - Class 2                          -2.39%       N/A           -9.71%
Templeton Foreign Securities - Class 2                                    -20.48%       N/A          -13.70%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -14.85%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -11.01%       N/A           -2.43%
Putnam Global Asset Allocation - Class IB                                 -14.71%       N/A          -10.30%
Putnam Growth and Income - Class IB                                       -21.05%       N/A           -8.75%
Putnam Health Sciences - Class IB                                         -22.38%       N/A           -4.25%
Putnam High Yield - Class IB                                               -3.15%       N/A           -4.38%
Putnam Income - Class IB                                                   5.29%        N/A           4.29%
Putnam International Equity - Class IB                                    -19.76%       N/A          -15.74%
Putnam Investors - Class IB                                               -25.84%       N/A          -22.58%
Putnam Money Market - Class IB                                             -1.27%       N/A           0.99%
Putnam New Opportunities - Class IB                                       -32.35%       N/A          -28.04%
Putnam New Value - Class IB                                               -17.74%       N/A           -0.06%
Putnam Research - Class IB                                                -24.21%       N/A          -15.07%
Putnam Utilities Growth and Income - Class IB                             -26.05%       N/A          -13.80%
Putnam Vista - Class IB                                                   -32.44%       N/A          -22.53%
Putnam Voyager - Class IB                                                 -28.45%       N/A          -21.00%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -14.02%       N/A           -2.25%
Templeton Developing Markets Securities - Class 2                          -2.58%       N/A           -9.89%
Templeton Foreign Securities - Class 2                                    -20.64%       N/A          -13.87%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -14.94%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.98%       N/A           -2.43%
Putnam Global Asset Allocation - Class IB                                 -14.69%       N/A          -10.33%
Putnam Growth and Income - Class IB                                       -21.04%       N/A           -8.76%
Putnam Health Sciences - Class IB                                         -22.37%       N/A           -4.23%
Putnam High Yield - Class IB                                               -3.10%       N/A           -4.39%
Putnam Income - Class IB                                                   5.36%        N/A           4.31%
Putnam International Equity - Class IB                                    -19.75%       N/A          -15.78%
Putnam Investors - Class IB                                               -25.84%       N/A          -22.65%
Putnam Money Market - Class IB                                             -1.22%       N/A           1.00%
Putnam New Opportunities - Class IB                                       -32.37%       N/A          -28.13%
Putnam New Value - Class IB                                               -17.72%       N/A           -0.04%
Putnam Research - Class IB                                                -24.20%       N/A          -15.10%
Putnam Utilities Growth and Income - Class IB                             -26.05%       N/A          -13.82%
Putnam Vista - Class IB                                                   -32.45%       N/A          -22.59%
Putnam Voyager - Class IB                                                 -28.45%       N/A          -21.06%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -13.99%       N/A           -2.24%
Templeton Developing Markets Securities - Class 2                          -2.54%       N/A           -9.92%
Templeton Foreign Securities - Class 2                                    -20.63%       N/A          -13.88%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -15.00%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -11.16%       N/A           -2.62%
Putnam Global Asset Allocation - Class IB                                 -14.86%       N/A          -10.51%
Putnam Growth and Income - Class IB                                       -21.20%       N/A           -8.95%
Putnam Health Sciences - Class IB                                         -22.53%       N/A           -4.42%
Putnam High Yield - Class IB                                               -3.30%       N/A           -4.59%
Putnam Income - Class IB                                                   5.14%        N/A           4.09%
Putnam International Equity - Class IB                                    -19.91%       N/A          -15.95%
Putnam Investors - Class IB                                               -25.99%       N/A          -22.81%
Putnam Money Market - Class IB                                             -1.42%       N/A           0.79%
Putnam New Opportunities - Class IB                                       -32.50%       N/A          -28.28%
Putnam New Value - Class IB                                               -17.89%       N/A           -0.24%
Putnam Research - Class IB                                                -24.36%       N/A          -15.27%
Putnam Utilities Growth and Income - Class IB                             -26.20%       N/A          -14.00%
Putnam Vista - Class IB                                                   -32.59%       N/A          -22.74%
Putnam Voyager - Class IB                                                 -28.60%       N/A          -21.22%
Franklin Growth and Income Securities - Class 2                             N/A         N/A            N/A
Franklin Small Cap Value Securities - Class 2                               N/A         N/A            N/A
Mutual Shares Securities - Class 2                                        -14.17%       N/A           -2.44%
Templeton Developing Markets Securities - Class 2                          -2.73%       N/A          -10.11%
Templeton Foreign Securities - Class 2                                    -20.79%       N/A          -14.05%
LSA Aggressive Growth                                                       N/A         N/A            N/A
LSA Equity Growth                                                           N/A         N/A          -15.09%
LSA Mid Cap Value                                                           N/A         N/A            N/A
Oppenheimer Aggressive Growth - Service Class                               N/A         N/A            N/A
Oppenheimer Capital Appreciation - Service Class                            N/A         N/A            N/A
Oppenheimer Global Securities - Service Class                               N/A         N/A            N/A
Oppenheimer High Income - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street - Service Class                                     N/A         N/A            N/A
Oppenheimer Main Street Small Cap - Service Class                           N/A         N/A            N/A
Oppenheimer Multiple Strategies - Service Class                             N/A         N/A            N/A
Oppenheimer Strategic Bond - Service Class                                  N/A         N/A            N/A
Van Kampen LIT Emerging Growth - Class II                                   N/A         N/A            N/A
Van Kampen LIT Growth and Income - Class II                                 N/A         N/A            N/A
Van Kampen UIF Active International Allocation - Class II                   N/A         N/A            N/A
Van Kampen UIF Emerging Markets Debt - Class II                             N/A         N/A            N/A
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                  N/A         N/A            N/A





Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect the $30 annual contract maintenance charge.



Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.36%       N/A           -0.99%
Putnam Global Asset Allocation - Class IB                                 -14.07%     -2.46%          4.71%
Putnam Growth and Income - Class IB                                       -20.43%     -2.63%          6.55%
Putnam Health Sciences - Class IB                                         -21.76%       N/A           -3.22%
Putnam High Yield - Class IB                                               -2.49%     -3.04%          3.47%
Putnam Income - Class IB                                                   5.97%       3.85%          4.69%
Putnam International Equity - Class IB                                    -19.13%      0.49%          2.61%
Putnam Investors - Class IB                                               -25.22%       N/A           -8.83%
Putnam Money Market - Class IB                                             -0.60%      2.28%          2.37%
Putnam New Opportunities - Class IB                                       -31.75%     -7.21%          3.65%
Putnam New Value - Class IB                                               -17.10%      0.75%          3.05%
Putnam Research - Class IB                                                -23.59%       N/A           -3.14%
Putnam Utilities Growth and Income - Class IB                             -25.44%     -6.31%          2.92%
Putnam Vista - Class IB                                                   -31.83%     -5.90%          -1.89%
Putnam Voyager - Class IB                                                 -27.84%     -3.11%          6.45%
Franklin Growth and Income Securities - Class 2                            -9.94%      3.18%          8.85%
Franklin Small Cap Value Securities - Class 2                             -10.87%       N/A           -1.40%
Mutual Shares Securities - Class 2                                        -13.38%      2.09%          4.62%
Templeton Developing Markets Securities - Class 2                          -1.92%     -7.14%         -11.21%
Templeton Foreign Securities - Class 2                                    -20.01%     -3.87%          5.75%
LSA Aggressive Growth                                                     -32.81%       N/A          -28.82%
LSA Equity Growth                                                         -31.06%       N/A          -14.71%
LSA Mid Cap Value                                                          -9.13%       N/A           -2.45%
Oppenheimer Aggressive Growth - Service Class                             -29.32%     -3.80%          4.59%
Oppenheimer Capital Appreciation - Service Class                          -28.39%      0.31%          8.02%
Oppenheimer Global Securities - Service Class                             -23.75%      3.36%          9.75%
Oppenheimer High Income - Service Class                                    -4.39%     -1.90%          4.62%
Oppenheimer Main Street - Service Class                                   -20.42%     -5.11%          6.58%
Oppenheimer Main Street Small Cap - Service Class                         -17.42%       N/A           -2.68%
Oppenheimer Multiple Strategies - Service Class                           -12.17%      1.06%          5.98%
Oppenheimer Strategic Bond - Service Class                                 5.16%       2.06%          3.74%
Van Kampen LIT Emerging Growth - Class II                                 -33.85%      1.08%          6.90%
Van Kampen LIT Growth and Income - Class II                               -16.25%      3.10%          5.62%
Van Kampen UIF Active International Allocation - Class II                 -19.43%       N/A          -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                            6.88%       2.28%          1.99%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.76%      2.25%          4.55%

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.54%       N/A           -1.19%
Putnam Global Asset Allocation - Class IB                                 -14.25%     -2.65%          4.50%
Putnam Growth and Income - Class IB                                       -20.59%     -2.82%          6.33%
Putnam Health Sciences - Class IB                                         -21.91%       N/A           -3.41%
Putnam High Yield - Class IB                                               -2.68%     -3.23%          3.26%
Putnam Income - Class IB                                                   5.76%       3.64%          4.48%
Putnam International Equity - Class IB                                    -19.29%      0.29%          2.41%
Putnam Investors - Class IB                                               -25.37%       N/A           -9.01%
Putnam Money Market - Class IB                                             -0.80%      2.07%          2.17%
Putnam New Opportunities - Class IB                                       -31.89%     -7.39%          3.44%
Putnam New Value - Class IB                                               -17.27%      0.55%          2.84%
Putnam Research - Class IB                                                -23.74%       N/A           -3.34%
Putnam Utilities Growth and Income - Class IB                             -25.58%     -6.49%          2.71%
Putnam Vista - Class IB                                                   -31.97%     -6.08%          -2.09%
Putnam Voyager - Class IB                                                 -27.98%     -3.31%          6.24%
Franklin Growth and Income Securities - Class 2                           -10.12%      2.97%          8.63%
Franklin Small Cap Value Securities - Class 2                             -11.05%       N/A           -1.60%
Mutual Shares Securities - Class 2                                        -13.55%      1.88%          4.41%
Templeton Developing Markets Securities - Class 2                          -2.12%     -7.33%         -11.39%
Templeton Foreign Securities - Class 2                                    -20.17%     -4.06%          5.54%
LSA Aggressive Growth                                                     -32.94%       N/A          -28.97%
LSA Equity Growth                                                         -31.20%       N/A          -14.88%
LSA Mid Cap Value                                                          -9.32%       N/A           -2.65%
Oppenheimer Aggressive Growth - Service Class                             -29.46%     -3.99%          4.38%
Oppenheimer Capital Appreciation - Service Class                          -28.53%      0.11%          7.80%
Oppenheimer Global Securities - Service Class                             -23.90%      3.15%          9.53%
Oppenheimer High Income - Service Class                                    -4.58%     -2.09%          4.41%
Oppenheimer Main Street - Service Class                                   -20.58%     -5.30%          6.36%
Oppenheimer Main Street Small Cap - Service Class                         -17.59%       N/A           -2.87%
Oppenheimer Multiple Strategies - Service Class                           -12.34%      0.86%          5.77%
Oppenheimer Strategic Bond - Service Class                                 4.95%       1.85%          3.53%
Van Kampen LIT Emerging Growth - Class II                                 -33.98%      0.88%          6.69%
Van Kampen LIT Growth and Income - Class II                               -16.42%      2.90%          5.41%
Van Kampen UIF Active International Allocation - Class II                 -19.59%       N/A          -13.36%
Van Kampen UIF Emerging Markets Debt - Class II                            6.67%       2.08%          1.78%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.96%      2.04%          4.34%

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.76%       N/A           -1.41%
Putnam Global Asset Allocation - Class IB                                 -14.47%     -2.83%          4.44%
Putnam Growth and Income - Class IB                                       -20.83%     -2.99%          6.30%
Putnam Health Sciences - Class IB                                         -22.16%       N/A           -3.61%
Putnam High Yield - Class IB                                               -2.89%     -3.47%          3.17%
Putnam Income - Class IB                                                   5.57%       3.47%          4.36%
Putnam International Equity - Class IB                                    -19.53%      0.18%          2.32%
Putnam Investors - Class IB                                               -25.62%       N/A           -9.23%
Putnam Money Market - Class IB                                             -1.00%      1.90%          2.00%
Putnam New Opportunities - Class IB                                       -32.15%     -7.54%          3.41%
Putnam New Value - Class IB                                               -17.50%      0.38%          2.72%
Putnam Research - Class IB                                                -23.99%       N/A           -3.53%
Putnam Utilities Growth and Income - Class IB                             -25.84%     -6.68%          2.65%
Putnam Vista - Class IB                                                   -32.23%     -6.22%          -2.18%
Putnam Voyager - Class IB                                                 -28.24%     -3.43%          6.23%
Franklin Growth and Income Securities - Class 2                           -10.34%      2.82%          8.60%
Franklin Small Cap Value Securities - Class 2                             -11.27%       N/A           -1.89%
Mutual Shares Securities - Class 2                                        -13.78%      1.72%          4.24%
Templeton Developing Markets Securities - Class 2                          -2.32%     -7.62%         -11.87%
Templeton Foreign Securities - Class 2                                    -20.41%     -4.24%          5.52%
LSA Aggressive Growth                                                     -33.21%       N/A          -29.38%
LSA Equity Growth                                                         -31.46%       N/A          -15.20%
LSA Mid Cap Value                                                          -9.53%       N/A           -3.01%
Oppenheimer Aggressive Growth - Service Class                             -29.72%     -4.11%          4.35%
Oppenheimer Capital Appreciation - Service Class                          -28.79%      0.01%          7.78%
Oppenheimer Global Securities - Service Class                             -24.15%      3.06%          9.54%
Oppenheimer High Income - Service Class                                    -4.79%     -2.31%          4.34%
Oppenheimer Main Street - Service Class                                   -20.82%     -5.49%          6.33%
Oppenheimer Main Street Small Cap - Service Class                         -17.82%       N/A           -3.08%
Oppenheimer Multiple Strategies - Service Class                           -12.57%      0.70%          5.70%
Oppenheimer Strategic Bond - Service Class                                 4.76%       1.66%          3.38%
Van Kampen LIT Emerging Growth - Class II                                 -34.25%      0.82%          6.65%
Van Kampen LIT Growth and Income - Class II                               -16.65%      2.78%          5.26%
Van Kampen UIF Active International Allocation - Class II                 -19.83%       N/A          -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                            6.48%       1.83%          1.51%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.16%      1.83%          4.18%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.94%       N/A           -1.61%
Putnam Global Asset Allocation - Class IB                                 -14.65%     -3.02%          4.23%
Putnam Growth and Income - Class IB                                       -20.99%     -3.19%          6.09%
Putnam Health Sciences - Class IB                                         -22.31%       N/A           -3.80%
Putnam High Yield - Class IB                                               -3.08%     -3.67%          2.96%
Putnam Income - Class IB                                                   5.36%       3.26%          4.14%
Putnam International Equity - Class IB                                    -19.69%     -0.02%          2.12%
Putnam Investors - Class IB                                               -25.77%       N/A           -9.41%
Putnam Money Market - Class IB                                             -1.20%      1.69%          1.80%
Putnam New Opportunities - Class IB                                       -32.29%     -7.72%          3.20%
Putnam New Value - Class IB                                               -17.67%      0.18%          2.51%
Putnam Research - Class IB                                                -24.14%       N/A           -3.73%
Putnam Utilities Growth and Income - Class IB                             -25.98%     -6.87%          2.44%
Putnam Vista - Class IB                                                   -32.37%     -6.41%          -2.38%
Putnam Voyager - Class IB                                                 -28.38%     -3.62%          6.01%
Franklin Growth and Income Securities - Class 2                           -10.52%      2.61%          8.38%
Franklin Small Cap Value Securities - Class 2                             -11.45%       N/A           -2.08%
Mutual Shares Securities - Class 2                                        -13.95%      1.52%          4.03%
Templeton Developing Markets Securities - Class 2                          -2.52%     -7.81%         -12.05%
Templeton Foreign Securities - Class 2                                    -20.57%     -4.43%          5.31%
LSA Aggressive Growth                                                     -33.34%       N/A          -29.52%
LSA Equity Growth                                                         -31.60%       N/A          -15.37%
LSA Mid Cap Value                                                          -9.72%       N/A           -3.21%
Oppenheimer Aggressive Growth - Service Class                             -29.86%     -4.30%          4.14%
Oppenheimer Capital Appreciation - Service Class                          -28.93%     -0.20%          7.57%
Oppenheimer Global Securities - Service Class                             -24.30%      2.86%          9.32%
Oppenheimer High Income - Service Class                                    -4.98%     -2.51%          4.13%
Oppenheimer Main Street - Service Class                                   -20.98%     -5.69%          6.12%
Oppenheimer Main Street Small Cap - Service Class                         -17.99%       N/A           -3.27%
Oppenheimer Multiple Strategies - Service Class                           -12.74%      0.50%          5.49%
Oppenheimer Strategic Bond - Service Class                                 4.55%       1.46%          3.17%
Van Kampen LIT Emerging Growth - Class II                                 -34.38%      0.62%          6.44%
Van Kampen LIT Growth and Income - Class II                               -16.82%      2.57%          5.05%
Van Kampen UIF Active International Allocation - Class II                 -19.99%       N/A          -13.86%
Van Kampen UIF Emerging Markets Debt - Class II                            6.27%       1.63%          1.30%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.36%      1.63%          3.97%

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.91%       N/A           -1.57%
Putnam Global Asset Allocation - Class IB                                 -14.62%     -2.97%          4.33%
Putnam Growth and Income - Class IB                                       -20.98%     -3.13%          6.21%
Putnam Health Sciences - Class IB                                         -22.31%       N/A           -3.76%
Putnam High Yield - Class IB                                               -3.04%     -3.64%          3.05%
Putnam Income - Class IB                                                   5.42%       3.32%          4.23%
Putnam International Equity - Class IB                                    -19.68%      0.07%          2.21%
Putnam Investors - Class IB                                               -25.77%       N/A           -9.38%
Putnam Money Market - Class IB                                             -1.15%      1.75%          1.86%
Putnam New Opportunities - Class IB                                       -32.30%     -7.66%          3.32%
Putnam New Value - Class IB                                               -17.65%      0.24%          2.59%
Putnam Research - Class IB                                                -24.14%       N/A           -3.68%
Putnam Utilities Growth and Income - Class IB                             -25.99%     -6.83%          2.54%
Putnam Vista - Class IB                                                   -32.38%     -6.35%          -2.29%
Putnam Voyager - Class IB                                                 -28.39%     -3.54%          6.14%
Franklin Growth and Income Securities - Class 2                           -10.49%      2.69%          8.50%
Franklin Small Cap Value Securities - Class 2                             -11.42%       N/A           -2.07%
Mutual Shares Securities - Class 2                                        -13.93%      1.58%          4.09%
Templeton Developing Markets Securities - Class 2                          -2.47%     -7.80%         -12.13%
Templeton Foreign Securities - Class 2                                    -20.56%     -4.37%          5.44%
LSA Aggressive Growth                                                     -33.36%       N/A          -29.58%
LSA Equity Growth                                                         -31.61%       N/A          -15.38%
LSA Mid Cap Value                                                          -9.68%       N/A           -3.22%
Oppenheimer Aggressive Growth - Service Class                             -29.87%     -4.23%          4.26%
Oppenheimer Capital Appreciation - Service Class                          -28.94%     -0.11%          7.69%
Oppenheimer Global Securities - Service Class                             -24.30%      2.95%          9.47%
Oppenheimer High Income - Service Class                                    -4.94%     -2.47%          4.23%
Oppenheimer Main Street - Service Class                                   -20.97%     -5.64%          6.24%
Oppenheimer Main Street Small Cap - Service Class                         -17.97%       N/A           -3.23%
Oppenheimer Multiple Strategies - Service Class                           -12.72%      0.56%          5.60%
Oppenheimer Strategic Bond - Service Class                                 4.61%       1.51%          3.24%
Van Kampen LIT Emerging Growth - Class II                                 -34.40%      0.73%          6.56%
Van Kampen LIT Growth and Income - Class II                               -16.80%      2.66%          5.12%
Van Kampen UIF Active International Allocation - Class II                 -19.98%       N/A          -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                            6.33%       1.66%          1.33%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.31%      1.68%          4.03%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -11.09%       N/A           -1.77%
Putnam Global Asset Allocation - Class IB                                 -14.80%     -3.17%          4.12%
Putnam Growth and Income - Class IB                                       -21.14%     -3.33%          5.99%
Putnam Health Sciences - Class IB                                         -22.46%       N/A           -3.95%
Putnam High Yield - Class IB                                               -3.23%     -3.84%          2.84%
Putnam Income - Class IB                                                   5.21%       3.11%          4.02%
Putnam International Equity - Class IB                                    -19.84%     -0.14%          2.01%
Putnam Investors - Class IB                                               -25.92%       N/A           -9.57%
Putnam Money Market - Class IB                                             -1.35%      1.55%          1.66%
Putnam New Opportunities - Class IB                                       -32.44%     -7.85%          3.11%
Putnam New Value - Class IB                                               -17.82%      0.04%          2.38%
Putnam Research - Class IB                                                -24.29%       N/A           -3.87%
Putnam Utilities Growth and Income - Class IB                             -26.13%     -7.02%          2.33%
Putnam Vista - Class IB                                                   -32.52%     -6.54%          -2.49%
Putnam Voyager - Class IB                                                 -28.53%     -3.74%          5.93%
Franklin Growth and Income Securities - Class 2                           -10.67%      2.48%          8.28%
Franklin Small Cap Value Securities - Class 2                             -11.60%       N/A           -2.27%
Mutual Shares Securities - Class 2                                        -14.10%      1.38%          3.88%
Templeton Developing Markets Securities - Class 2                          -2.67%     -7.99%         -12.31%
Templeton Foreign Securities - Class 2                                    -20.72%     -4.57%          5.23%
LSA Aggressive Growth                                                     -33.49%       N/A          -29.73%
LSA Equity Growth                                                         -31.75%       N/A          -15.55%
LSA Mid Cap Value                                                          -9.87%       N/A           -3.42%
Oppenheimer Aggressive Growth - Service Class                             -30.01%     -4.42%          4.05%
Oppenheimer Capital Appreciation - Service Class                          -29.08%     -0.31%          7.48%
Oppenheimer Global Securities - Service Class                             -24.45%      2.75%          9.25%
Oppenheimer High Income - Service Class                                    -5.13%     -2.66%          4.02%
Oppenheimer Main Street - Service Class                                   -21.13%     -5.83%          6.02%
Oppenheimer Main Street Small Cap - Service Class                         -18.14%       N/A           -3.43%
Oppenheimer Multiple Strategies - Service Class                           -12.89%      0.36%          5.38%
Oppenheimer Strategic Bond - Service Class                                 4.40%       1.31%          3.03%
Van Kampen LIT Emerging Growth - Class II                                 -34.53%      0.53%          6.35%
Van Kampen LIT Growth and Income - Class II                               -16.97%      2.45%          4.91%
Van Kampen UIF Active International Allocation - Class II                 -20.14%       N/A          -14.05%
Van Kampen UIF Emerging Markets Debt - Class II                            6.12%       1.46%          1.12%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.51%      1.47%          3.82%









Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable
Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF
Small Company Growth Variable Sub-Account, as the Portfolio underlying that
Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect the $30 annual contract maintenance charge.



Variable Sub-Account                                       Inception Date of
                                                       Corresponding Portfolio


Putnam VT The George Putnam Fund of Boston - Class IB*        04/30/98
Putnam VT Global Asset Allocation - Class IB*                 02/01/88
Putnam VT Growth and Income - Class IB*                       02/01/88
Putnam VT Health Sciences - Class IB*                         04/30/98
Putnam VT High Yield - Class IB*                              02/01/88
Putnam VT Income - Class IB*                                  02/01/88
Putnam VT International Equity - Class IB*                    01/02/97
Putnam VT Investors - Class IB*                               04/30/98
Putnam VT Money Market - Class IB*                            02/01/88
Putnam VT New Opportunities - Class IB*                       05/02/94
Putnam VT New Value - Class IB*                               01/02/97
Putnam VT Research - Class IB*                                09/29/98
Putnam VT Utilities Growth and Income - Class IB*             05/01/92
Putnam VT Vista - Class IB*                                   01/02/97
Putnam VT Voyager - Class IB*                                 02/01/88
Franklin Growth and Income Securities - Class 2**             01/24/89
Franklin Small Cap Value Securities - Class 2**               04/30/98
Mutual Shares Securities - Class 2**                          11/08/96
Templeton Developing Markets Securities - Class 2**           03/04/96
Templeton Foreign Securities - Class 2**                      05/01/92
LSA Aggressive Growth                                         08/14/01
LSA Equity Growth                                             10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Capital Appreciation - Service Class***           04/03/85
Oppenheimer Aggressive Growth - Service Class***              08/15/86
Oppenheimer Global Securities - Service Class***              11/12/90
Oppenheimer High Income - Service Class***                    04/30/86
Oppenheimer Main Street - Service Class***                    07/05/95
Oppenheimer Main Street Small Cap - Service Class***          05/01/98
Oppenheimer Multiple Strategies - Service Class***            02/09/87
Oppenheimer Strategic Bond - Service Class***                 05/03/93
Van Kampen LIT Emerging Growth - Class II****                 07/03/95
Van Kampen LIT Growth and Income - Class II****               12/23/96
Van Kampen UIF Active International Allocation -
   Class II                                                   08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97
Van Kampen UIF Small Company Growth - Class II                05/01/03


* Each of the Portfolios (Class IB shares) corresponding to these Variable
Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares), adjusted to reflect the current expenses of the Portfolios
(Class IB shares). The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable
Sub-Accounts were first offered on January 6, 1999, except for the Templeton
Developing Markets Securities Fund and Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios'
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios'
12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.43%       N/A           -1.06%
Putnam Global Asset Allocation - Class IB                                 -14.14%     -2.52%          4.66%
Putnam Growth and Income - Class IB                                       -20.49%     -2.69%          6.51%
Putnam Health Sciences - Class IB                                         -21.82%       N/A           -3.28%
Putnam High Yield - Class IB                                               -2.55%     -3.11%          3.42%
Putnam Income - Class IB                                                   5.91%       3.79%          4.63%
Putnam International Equity - Class IB                                    -19.20%      0.44%          2.56%
Putnam Investors - Class IB                                               -25.29%       N/A           -8.90%
Putnam Money Market - Class IB                                             -0.67%      2.21%          2.31%
Putnam New Opportunities - Class IB                                       -31.82%     -7.26%          3.61%
Putnam New Value - Class IB                                               -17.17%      0.69%          2.99%
Putnam Research - Class IB                                                -23.65%       N/A           -3.21%
Putnam Utilities Growth and Income - Class IB                             -25.50%     -6.37%          2.87%
Putnam Vista - Class IB                                                   -31.90%     -5.95%          -1.94%
Putnam Voyager - Class IB                                                 -27.90%     -3.17%          6.41%
Franklin Growth and Income Securities - Class 2                           -10.01%      3.12%          8.81%
Franklin Small Cap Value Securities - Class 2                             -10.94%       N/A           -1.48%
Mutual Shares Securities - Class 2                                        -13.44%      2.03%          4.56%
Templeton Developing Markets Securities - Class 2                          -1.99%     -7.22%         -11.32%
Templeton Foreign Securities - Class 2                                    -20.08%     -3.93%          5.71%
LSA Aggressive Growth                                                     -32.87%       N/A          -28.92%
LSA Equity Growth                                                         -31.13%       N/A          -14.79%
LSA Mid Cap Value                                                          -9.20%       N/A           -2.55%
Oppenheimer Aggressive Growth - Service Class                             -29.39%     -3.85%          4.55%
Oppenheimer Capital Appreciation - Service Class                          -28.45%      0.26%          7.98%
Oppenheimer Global Securities - Service Class                             -23.82%      3.31%          9.71%
Oppenheimer High Income - Service Class                                    -4.45%     -1.97%          4.57%
Oppenheimer Main Street - Service Class                                   -20.49%     -5.17%          6.54%
Oppenheimer Main Street Small Cap - Service Class                         -17.49%       N/A           -2.74%
Oppenheimer Multiple Strategies - Service Class                           -12.24%      1.00%          5.93%
Oppenheimer Strategic Bond - Service Class                                 5.10%       1.99%          3.68%
Van Kampen LIT Emerging Growth - Class II                                 -33.92%      1.04%          6.86%
Van Kampen LIT Growth and Income - Class II                               -16.32%      3.05%          5.56%
Van Kampen UIF Active International Allocation - Class II                 -19.50%       N/A          -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                            6.82%       2.21%          1.91%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -2.83%      2.18%          4.49%

(With the MAV Death Benefit Option)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.61%       N/A           -1.26%
Putnam Global Asset Allocation - Class IB                                 -14.31%     -2.72%          4.45%
Putnam Growth and Income - Class IB                                       -20.65%     -2.88%          6.29%
Putnam Health Sciences - Class IB                                         -21.98%       N/A           -3.47%
Putnam High Yield - Class IB                                               -2.75%     -3.30%          3.21%
Putnam Income - Class IB                                                   5.69%       3.58%          4.42%
Putnam International Equity - Class IB                                    -19.36%      0.24%          2.36%
Putnam Investors - Class IB                                               -25.44%       N/A           -9.08%
Putnam Money Market - Class IB                                             -0.87%      2.01%          2.10%
Putnam New Opportunities - Class IB                                       -31.95%     -7.45%          3.40%
Putnam New Value - Class IB                                               -17.34%      0.49%          2.79%
Putnam Research - Class IB                                                -23.81%       N/A           -3.40%
Putnam Utilities Growth and Income - Class IB                             -25.65%     -6.56%          2.67%
Putnam Vista - Class IB                                                   -32.04%     -6.14%          -2.13%
Putnam Voyager - Class IB                                                 -28.05%     -3.36%          6.20%
Franklin Growth and Income Securities - Class 2                           -10.19%      2.91%          8.59%
Franklin Small Cap Value Securities - Class 2                             -11.12%       N/A           -1.68%
Mutual Shares Securities - Class 2                                        -13.62%      1.82%          4.35%
Templeton Developing Markets Securities - Class 2                          -2.18%     -7.41%         -11.50%
Templeton Foreign Securities - Class 2                                    -20.24%     -4.12%          5.50%
LSA Aggressive Growth                                                     -33.01%       N/A          -29.06%
LSA Equity Growth                                                         -31.27%       N/A          -14.96%
LSA Mid Cap Value                                                          -9.38%       N/A           -2.74%
Oppenheimer Aggressive Growth - Service Class                             -29.53%     -4.04%          4.34%
Oppenheimer Capital Appreciation - Service Class                          -28.60%      0.06%          7.77%
Oppenheimer Global Securities - Service Class                             -23.97%      3.10%          9.49%
Oppenheimer High Income - Service Class                                    -4.64%     -2.16%          4.36%
Oppenheimer Main Street - Service Class                                   -20.64%     -5.36%          6.32%
Oppenheimer Main Street Small Cap - Service Class                         -17.65%       N/A           -2.94%
Oppenheimer Multiple Strategies - Service Class                           -12.41%      0.80%          5.72%
Oppenheimer Strategic Bond - Service Class                                 4.88%       1.79%          3.47%
Van Kampen LIT Emerging Growth - Class II                                 -34.05%      0.83%          6.64%
Van Kampen LIT Growth and Income - Class II                               -16.49%      2.84%          5.35%
Van Kampen UIF Active International Allocation - Class II                 -19.66%       N/A          -13.44%
Van Kampen UIF Emerging Markets Debt - Class II                            6.60%       2.00%          1.71%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.02%      1.98%          4.28%

(With Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.83%       N/A           -1.48%
Putnam Global Asset Allocation - Class IB                                 -14.54%     -2.89%          4.39%
Putnam Growth and Income - Class IB                                       -20.89%     -3.05%          6.26%
Putnam Health Sciences - Class IB                                         -22.22%       N/A           -3.67%
Putnam High Yield - Class IB                                               -2.95%     -3.55%          3.11%
Putnam Income - Class IB                                                   5.51%       3.40%          4.30%
Putnam International Equity - Class IB                                    -19.60%      0.13%          2.27%
Putnam Investors - Class IB                                               -25.69%       N/A           -9.30%
Putnam Money Market - Class IB                                             -1.07%      1.83%          1.94%
Putnam New Opportunities - Class IB                                       -32.22%     -7.59%          3.37%
Putnam New Value - Class IB                                               -17.57%      0.32%          2.66%
Putnam Research - Class IB                                                -24.05%       N/A           -3.60%
Putnam Utilities Growth and Income - Class IB                             -25.90%     -6.75%          2.60%
Putnam Vista - Class IB                                                   -32.30%     -6.28%          -2.23%
Putnam Voyager - Class IB                                                 -28.30%     -3.48%          6.19%
Franklin Growth and Income Securities - Class 2                           -10.41%      2.76%          8.55%
Franklin Small Cap Value Securities - Class 2                             -11.34%       N/A           -1.97%
Mutual Shares Securities - Class 2                                        -13.84%      1.66%          4.17%
Templeton Developing Markets Securities - Class 2                          -2.39%     -7.70%         -11.98%
Templeton Foreign Securities - Class 2                                    -20.48%     -4.30%          5.49%
LSA Aggressive Growth                                                     -33.27%       N/A          -29.47%
LSA Equity Growth                                                         -31.53%       N/A          -15.28%
LSA Mid Cap Value                                                          -9.60%       N/A           -3.10%
Oppenheimer Aggressive Growth - Service Class                             -29.79%     -4.16%          4.31%
Oppenheimer Capital Appreciation - Service Class                          -28.85%     -0.04%          7.74%
Oppenheimer Global Securities - Service Class                             -24.22%      3.01%          9.51%
Oppenheimer High Income - Service Class                                    -4.85%     -2.38%          4.29%
Oppenheimer Main Street - Service Class                                   -20.89%     -5.56%          6.29%
Oppenheimer Main Street Small Cap - Service Class                         -17.89%       N/A           -3.14%
Oppenheimer Multiple Strategies - Service Class                           -12.64%      0.64%          5.66%
Oppenheimer Strategic Bond - Service Class                                 4.70%       1.60%          3.32%
Van Kampen LIT Emerging Growth - Class II                                 -34.32%      0.78%          6.61%
Van Kampen LIT Growth and Income - Class II                               -16.72%      2.73%          5.20%
Van Kampen UIF Active International Allocation - Class II                 -19.90%       N/A          -13.77%
Van Kampen UIF Emerging Markets Debt - Class II                            6.42%       1.76%          1.43%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.23%      1.76%          4.11%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -11.01%       N/A           -1.68%
Putnam Global Asset Allocation - Class IB                                 -14.71%     -3.09%          4.18%
Putnam Growth and Income - Class IB                                       -21.05%     -3.25%          6.05%
Putnam Health Sciences - Class IB                                         -22.38%       N/A           -3.87%
Putnam High Yield - Class IB                                               -3.15%     -3.74%          2.91%
Putnam Income - Class IB                                                   5.29%       3.19%          4.09%
Putnam International Equity - Class IB                                    -19.76%     -0.07%          2.07%
Putnam Investors - Class IB                                               -25.84%       N/A           -9.48%
Putnam Money Market - Class IB                                             -1.27%      1.63%          1.73%
Putnam New Opportunities - Class IB                                       -32.35%     -7.78%          3.16%
Putnam New Value - Class IB                                               -17.74%      0.12%          2.45%
Putnam Research - Class IB                                                -24.21%       N/A           -3.79%
Putnam Utilities Growth and Income - Class IB                             -26.05%     -6.94%          2.39%
Putnam Vista - Class IB                                                   -32.44%     -6.47%          -2.43%
Putnam Voyager - Class IB                                                 -28.45%     -3.67%          5.97%
Franklin Growth and Income Securities - Class 2                           -10.59%      2.55%          8.33%
Franklin Small Cap Value Securities - Class 2                             -11.52%       N/A           -2.17%
Mutual Shares Securities - Class 2                                        -14.02%      1.45%          3.96%
Templeton Developing Markets Securities - Class 2                          -2.58%     -7.89%         -12.17%
Templeton Foreign Securities - Class 2                                    -20.64%     -4.49%          5.27%
LSA Aggressive Growth                                                     -33.41%       N/A          -29.61%
LSA Equity Growth                                                         -31.67%       N/A          -15.45%
LSA Mid Cap Value                                                          -9.78%       N/A           -3.30%
Oppenheimer Aggressive Growth - Service Class                             -29.93%     -4.36%          4.10%
Oppenheimer Capital Appreciation - Service Class                          -29.00%     -0.25%          7.53%
Oppenheimer Global Securities - Service Class                             -24.37%      2.81%          9.29%
Oppenheimer High Income - Service Class                                    -5.04%     -2.58%          4.08%
Oppenheimer Main Street - Service Class                                   -21.04%     -5.75%          6.07%
Oppenheimer Main Street Small Cap - Service Class                         -18.05%       N/A           -3.34%
Oppenheimer Multiple Strategies - Service Class                           -12.81%      0.44%          5.44%
Oppenheimer Strategic Bond - Service Class                                 4.48%       1.39%          3.11%
Van Kampen LIT Emerging Growth - Class II                                 -34.45%      0.58%          6.40%
Van Kampen LIT Growth and Income - Class II                               -16.89%      2.52%          4.99%
Van Kampen UIF Active International Allocation - Class II                 -20.06%       N/A          -13.94%
Van Kampen UIF Emerging Markets Debt - Class II                            6.20%       1.55%          1.22%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.42%      1.56%          3.90%

(With Retirement Income Guarantee Rider 2)
                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -10.98%       N/A           -1.64%
Putnam Global Asset Allocation - Class IB                                 -14.69%     -3.03%          4.29%
Putnam Growth and Income - Class IB                                       -21.04%     -3.19%          6.17%
Putnam Health Sciences - Class IB                                         -22.37%       N/A           -3.82%
Putnam High Yield - Class IB                                               -3.10%     -3.72%          3.00%
Putnam Income - Class IB                                                   5.36%       3.26%          4.17%
Putnam International Equity - Class IB                                    -19.75%      0.02%          2.16%
Putnam Investors - Class IB                                               -25.84%       N/A           -9.45%
Putnam Money Market - Class IB                                             -1.22%      1.69%          1.80%
Putnam New Opportunities - Class IB                                       -32.37%     -7.72%          3.28%
Putnam New Value - Class IB                                               -17.72%      0.18%          2.54%
Putnam Research - Class IB                                                -24.20%       N/A           -3.74%
Putnam Utilities Growth and Income - Class IB                             -26.05%     -6.89%          2.49%
Putnam Vista - Class IB                                                   -32.45%     -6.40%          -2.34%
Putnam Voyager - Class IB                                                 -28.45%     -3.60%          6.10%
Franklin Growth and Income Securities - Class 2                           -10.56%      2.63%          8.46%
Franklin Small Cap Value Securities - Class 2                             -11.49%       N/A           -2.15%
Mutual Shares Securities - Class 2                                        -13.99%      1.52%          4.03%
Templeton Developing Markets Securities - Class 2                          -2.54%     -7.88%         -12.24%
Templeton Foreign Securities - Class 2                                    -20.63%     -4.44%          5.40%
LSA Aggressive Growth                                                     -33.42%       N/A          -29.68%
LSA Equity Growth                                                         -31.68%       N/A          -15.46%
LSA Mid Cap Value                                                          -9.75%       N/A           -3.31%
Oppenheimer Aggressive Growth - Service Class                             -29.94%     -4.28%          4.22%
Oppenheimer Capital Appreciation - Service Class                          -29.00%     -0.16%          7.65%
Oppenheimer Global Securities - Service Class                             -24.37%      2.90%          9.43%
Oppenheimer High Income - Service Class                                    -5.00%     -2.54%          4.18%
Oppenheimer Main Street - Service Class                                   -21.04%     -5.71%          6.19%
Oppenheimer Main Street Small Cap - Service Class                         -18.04%       N/A           -3.30%
Oppenheimer Multiple Strategies - Service Class                           -12.79%      0.50%          5.55%
Oppenheimer Strategic Bond - Service Class                                 4.55%       1.45%          3.18%
Van Kampen LIT Emerging Growth - Class II                                 -34.47%      0.69%          6.52%
Van Kampen LIT Growth and Income - Class II                               -16.87%      2.61%          5.06%
Van Kampen UIF Active International Allocation - Class II                 -20.05%       N/A          -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                            6.27%       1.59%          1.24%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.38%      1.61%          3.97%

(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                 10 Year or Since
Variable Sub-Account                                                       1 Year     5 Year        Inception
Putnam The George Putnam Fund of Boston - Class IB                        -11.16%       N/A           -1.84%
Putnam Global Asset Allocation - Class IB                                 -14.86%     -3.23%          4.08%
Putnam Growth and Income - Class IB                                       -21.20%     -3.39%          5.95%
Putnam Health Sciences - Class IB                                         -22.53%       N/A           -4.02%
Putnam High Yield - Class IB                                               -3.30%     -3.91%          2.79%
Putnam Income - Class IB                                                   5.14%       3.05%          3.96%
Putnam International Equity - Class IB                                    -19.91%     -0.19%          1.96%
Putnam Investors - Class IB                                               -25.99%       N/A           -9.64%
Putnam Money Market - Class IB                                             -1.42%      1.48%          1.59%
Putnam New Opportunities - Class IB                                       -32.50%     -7.91%          3.07%
Putnam New Value - Class IB                                               -17.89%     -0.02%          2.33%
Putnam Research - Class IB                                                -24.36%       N/A           -3.94%
Putnam Utilities Growth and Income - Class IB                             -26.20%     -7.08%          2.29%
Putnam Vista - Class IB                                                   -32.59%     -6.59%          -2.54%
Putnam Voyager - Class IB                                                 -28.60%     -3.79%          5.89%
Franklin Growth and Income Securities - Class 2                           -10.74%      2.42%          8.24%
Franklin Small Cap Value Securities - Class 2                             -11.67%       N/A           -2.35%
Mutual Shares Securities - Class 2                                        -14.17%      1.32%          3.82%
Templeton Developing Markets Securities - Class 2                          -2.73%     -8.07%         -12.42%
Templeton Foreign Securities - Class 2                                    -20.79%     -4.63%          5.19%
LSA Aggressive Growth                                                     -33.56%       N/A          -29.82%
LSA Equity Growth                                                         -31.82%       N/A          -15.64%
LSA Mid Cap Value                                                          -9.93%       N/A           -3.51%
Oppenheimer Aggressive Growth - Service Class                             -30.08%     -4.48%          4.01%
Oppenheimer Capital Appreciation - Service Class                          -29.15%     -0.36%          7.44%
Oppenheimer Global Securities - Service Class                             -24.52%      2.70%          9.21%
Oppenheimer High Income - Service Class                                    -5.19%     -2.73%          3.97%
Oppenheimer Main Street - Service Class                                   -21.19%     -5.90%          5.98%
Oppenheimer Main Street Small Cap - Service Class                         -18.20%       N/A           -3.49%
Oppenheimer Multiple Strategies - Service Class                           -12.96%      0.30%          5.34%
Oppenheimer Strategic Bond - Service Class                                 4.33%       1.24%          2.97%
Van Kampen LIT Emerging Growth - Class II                                 -34.60%      0.48%          6.31%
Van Kampen LIT Growth and Income - Class II                               -17.04%      2.40%          4.85%
Van Kampen UIF Active International Allocation - Class II                 -20.21%       N/A          -14.13%
Van Kampen UIF Emerging Markets Debt - Class II                            6.05%       1.38%          1.04%
Van Kampen UIF Small Company Growth - Class II                              N/A         N/A            N/A
Van Kampen UIF U.S. Real Estate - Class II                                 -3.57%      1.40%          3.76%



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------------------

(IN THOUSANDS)                                                                          2002            2001            2000
                                                                                    ------------    ------------    ------------
REVENUES
Premiums (net of reinsurance ceded of $8,269, $5,494, $5,491)                       $     90,869    $    104,068    $    104,316
Contract charges                                                                          50,082          41,241          41,885
Net investment income                                                                    232,967         204,467         176,539
Realized capital gains and losses                                                        (10,172)          2,158          (5,181)
                                                                                    ------------    ------------    ------------
                                                                                         363,746         351,934         317,559
                                                                                    ------------    ------------    ------------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $2,987, $2,269, $715)                178,163         185,449         178,960
Interest credited to contractholder funds                                                 87,555          73,956          54,339
Amortization of deferred policy acquisition costs                                         23,535           7,187          13,744
Operating costs and expenses                                                              37,339          31,266          23,985
                                                                                    ------------    ------------    ------------
                                                                                         326,592         297,858         271,028
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE                                                         37,154          54,076          46,531
Income tax expense                                                                        12,975          18,517          15,616
                                                                                    ------------    ------------    ------------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                         24,179          35,559          30,915
                                                                                    ------------    ------------    ------------
Cumulative effect of change in accounting for derivative financial
  instruments, after-tax                                                                       -            (147)              -
                                                                                    ------------    ------------    ------------
NET INCOME                                                                                24,179          35,412          30,915
                                                                                    ------------    ------------    ------------

OTHER COMPREHENSIVE INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                         50,660             753          88,008
                                                                                    ------------    ------------    ------------
COMPREHENSIVE INCOME                                                                $     74,839    $     36,165    $    118,923
                                                                                    ============    ============    ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                           ------------------------------

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                          2002             2001
                                                                                           -------------    -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $3,283,274 and $2,678,265)       $   3,736,416    $   2,894,461
   Mortgage loans                                                                                323,142          242,727
   Short-term                                                                                    104,200           57,507
   Policy loans                                                                                   33,758           33,160
                                                                                           -------------    -------------
      Total investments                                                                        4,197,516        3,227,855

Cash                                                                                              21,686            7,375
Deferred policy acquisition costs                                                                166,925          156,615
Accrued investment income                                                                         42,197           33,601
Reinsurance recoverables                                                                           2,146            2,327
Current income taxes receivable                                                                      914                -
Other assets                                                                                      10,244           13,800
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL ASSETS                                                                       $   4,978,832    $   4,044,230
                                                                                           =============    =============

LIABILITIES
Reserve for life-contingent contract benefits                                              $   1,556,627    $   1,307,289
Contractholder funds                                                                           2,051,429        1,438,640
Current income taxes payable                                                                           -            6,049
Deferred income taxes                                                                             94,771           64,612
Other liabilities and accrued expenses                                                           188,371          164,399
Payable to affiliates, net                                                                         5,471              427
Reinsurance payable to parent                                                                      1,144            1,181
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL LIABILITIES                                                                      4,435,017        3,585,254
                                                                                           -------------    -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 shares authorized and outstanding                             2,500            2,500
Additional capital paid-in                                                                        55,787           45,787
Retained income                                                                                  315,873          291,694
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                       169,655          118,995
                                                                                           -------------    -------------
        Total accumulated other comprehensive income                                             169,655          118,995
                                                                                           -------------    -------------
        TOTAL SHAREHOLDER'S EQUITY                                                               543,815          458,976
                                                                                           -------------    -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                         $   4,978,832    $   4,044,230
                                                                                           =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                       DECEMBER 31,
                                                                      ----------------------------------------------
(IN THOUSANDS)                                                            2002            2001             2000
                                                                      -------------   -------------    -------------
COMMON STOCK                                                          $       2,500   $       2,500    $       2,500
                                                                      -------------   -------------    -------------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                                   45,787          45,787           45,787
Capital contribution                                                         10,000               -                -
                                                                      -------------   -------------    -------------
Balance, end of year                                                         55,787          45,787           45,787
                                                                      -------------   -------------    -------------

RETAINED INCOME
Balance, beginning of year                                                  291,694         256,282          225,367
Net income                                                                   24,179          35,412           30,915
                                                                      -------------   -------------    -------------
Balance, end of year                                                        315,873         291,694          256,282
                                                                      -------------   -------------    -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                  118,995         118,242           30,234
Change in unrealized net capital gains and losses                            50,660             753           88,008
                                                                      -------------   -------------    -------------
Balance, end of year                                                        169,655         118,995          118,242
                                                                      -------------   -------------    -------------

TOTAL SHAREHOLDER'S EQUITY                                            $     543,815   $     458,976    $     422,811
                                                                      =============   =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------------

(IN THOUSANDS)                                                                             2002            2001          2000
                                                                                      --------------   -----------  --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       24,179   $    35,412  $       30,915
Adjustments to reconcile net income to net cash provided by operating activities
     Amortization and other non-cash items                                                   (48,233)      (50,375)        (45,051)
     Realized capital gains and losses                                                        10,172        (2,158)          5,181
     Cumulative effect of change in accounting for derivative financial instruments                -           147               -
     Interest credited to contractholder funds                                                87,555        73,956          54,339
     Changes in:
         Life-contingent contract benefits and contractholder funds                           48,192        67,917          73,191
         Deferred policy acquisition costs                                                   (33,316)      (44,007)        (25,303)
         Income taxes                                                                         (4,083)        5,429           4,305
         Other operating assets and liabilities                                                4,352       (14,095)        (11,916)
                                                                                      --------------   -----------  --------------
             Net cash provided by operating activities                                        88,818        72,226          85,661
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                               242,113       231,977         164,125
Investment collections
     Fixed income securities                                                                 215,774        94,121          42,449
     Mortgage loans                                                                           17,012        15,460          15,681
Investments purchases
     Fixed income securities                                                              (1,039,671)     (650,545)       (516,908)
     Mortgage loans                                                                          (97,076)      (50,200)        (55,914)
Change in short-term investments, net                                                        (13,972)       10,361          16,139
Change in other investments, net                                                               1,526             -               -
Change in policy loans, net                                                                     (598)       (1,388)           (663)
                                                                                      --------------   -----------  --------------
             Net cash used in investing activities                                          (674,892)     (350,214)       (335,091)
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                          10,000             -               -
Contractholder fund deposits                                                                 760,116       474,849         408,711
Contractholder fund withdrawals                                                             (169,731)     (191,648)       (158,254)
                                                                                      --------------   -----------  --------------
             Net cash provided by financing activities                                       600,385       283,201         250,457
                                                                                      --------------   -----------  --------------

NET INCREASE IN CASH                                                                          14,311         5,213           1,027
CASH AT BEGINNING OF YEAR                                                                      7,375         2,162           1,135
                                                                                      --------------   -----------  --------------
CASH AT END OF YEAR                                                                   $       21,686   $     7,375  $        2,162
                                                                                      ==============   ===========  ==============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION
     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities, totaled $5.4 million for 2002. Non-cash transactions of $256 thousand have been excluded from investment purchases and sales for 2001 on the Statements of Cash Flows to conform to current period presentation. There were no exchanges or modifications in 2001 or 2000 and no non-cash transactions in 2000.

NATURE OF OPERATIONS
     The Company markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions in the state of New York through exclusive Allstate agencies, financial services firms, direct marketing and specialized brokers. The Company's products include term life insurance; whole life and universal life insurance; annuities such as fixed annuities, market value adjusted annuities and treasury-linked annuities; variable annuities; immediate annuities; and other protection products such as accidental death and hospital indemnity. Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
     Fixed income securities include bonds and asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and are classified as available for sale. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values are reported as a component of Other comprehensive income net of deferred taxes, certain life and annuity deferred policy acquisition costs and certain reserves for life-contingent benefits and are reclassified to Net income only when supported by the consummation of a transaction with an unrelated third party, or when declines in fair values are deemed other than temporary. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections on the Statements of Cash Flows.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral. Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.

     Investment income consists of interest that is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Statements of Operations and Comprehensive Income.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments and by a re-investment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (See Note 3). Derivatives are accounted for on a fair value basis, and reported as Other assets or Other liabilities and accrued expenses, as appropriate. Beginning in January 2001, hedge accounting is not applied to the strategies which utilize the financial futures contracts for interest rate risk management purposes. Therefore, the gains and losses pertaining to the change in the fair value of the financial futures contracts and the re-investment risk related transfer reinsurance agreement are recognized in Realized capital gains and losses during the period on a current basis.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

SECURITIES LOANED
     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED
     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life insurance contracts, such as universal life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as Contractholder funds deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as Contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
     The Company establishes a deferred asset for certain costs that vary with and are primarily related to acquiring business. These costs, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

revenue, as well as to all other aspects of the DAC and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the contracts.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life insurance, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality, including guaranteed minimum death and income benefits, investment margin, including realized capital gains and losses, and contract administration, surrender and other contract charges less maintenance expenses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption for account values of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life insurance, variable annuities and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is reflected as a component of Amortization of deferred policy acquisitions costs on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES
     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). The amounts reported in the Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

     The Company has a reinsurance treaty through which it cedes primarily re-investment related risk on its structured settlement annuities to ALIC. The terms of this treaty meet the accounting definition of a derivative under SFAS No. 133. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value, and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

changes in the fair value of the treaty are recognized in Realized capital gains and losses. Premiums paid to ALIC are included in Operating costs and expenses (See Note 3).

INCOME TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS
     The assets and liabilities related to variable annuity contracts are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense risk charges reflected as Contract charges. Deposits to the Separate Accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
   The Reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, are computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Mortality, morbidity and termination assumptions are based on Company and industry experience prevailing at the time of issue, and expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Future investment yield assumptions are determined at the time of issue based upon prevailing investment yields as well as forecasted reinvestment yields. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserve is recorded as a reduction in Unrealized net capital gains and losses included in Accumulated other comprehensive income.

CONTRACTHOLDER FUNDS
     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 6.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after June 15, 2003. The Company has no reinsurance arrangements that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE
     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks and to reduce re-investment related risk on its structured settlement annuity business. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 8). Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity reserve balance, which was $1.75 billion at December 31, 2002. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. During 2002, the Company ceded premium to ALIC of $2.4 million related to structured settlement annuities that is included in Operating costs and expenses.

STRUCTURED SETTLEMENT ANNUITIES
     The Company issued $23.8 million, $23.7 million and $16.2 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $7.5 million, $4.9 million and $4.5 million relate to structured settlement annuities with life contingencies and are included in premium income in 2002, 2001 and 2000, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC") for cases issued prior to July 1, 2001 and to Allstate Assignment Company ("AAC") for cases issued after July 1, 2001. Both are subsidiaries of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments to annuitants.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities covered by the surety bonds were $1.43 billion and $1.40 billion at December 31, 2002 and 2001, respectively.

BUSINESS OPERATIONS
     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $34.9 million, $26.6 million and $15.6 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business and are deferred and amortized over the contract period.

DEBT
     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT
     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million, $10.5 million and $10.9 million of commission expenses and other distribution expenses payable to ADLLC during 2002, 2001 and 2000, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees of $83 thousand and $127 thousand for the years ended December 31, 2002 and 2001, respectively. The Company did not earn administration fees in 2000. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand, $855 thousand and $549 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

INCOME TAXES
     The Company is a party to a federal income tax allocation agreement with the Corporation (See note 10).

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

(IN THOUSANDS)                                                           GROSS UNREALIZED
                                                   AMORTIZED      --------------------------------        FAIR
                                                     COST             GAINS             LOSSES            VALUE
                                                 -------------    --------------    --------------    --------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $     431,768    $      176,323    $            -    $      608,091
Municipal                                              119,041             7,135               (20)          126,156
Corporate                                            1,894,805           208,475           (25,384)        2,077,896
Foreign government                                     187,833            54,381                 -           242,214
Mortgage-backed securities                             594,087            30,185            (1,010)          623,262
Asset-backed securities                                 55,740             3,058                (1)           58,797
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   3,283,274    $      479,557    $      (26,415)   $    3,736,416
                                                 =============    ==============    ==============    ==============

AT DECEMBER 31, 2001
U.S. government and agencies                     $     419,492    $       96,208    $         (517)   $      515,183
Municipal                                              150,543             3,695               (47)          154,191
Corporate                                            1,467,636            96,973           (18,492)        1,546,117
Foreign government                                     160,115            21,710               (16)          181,809
Mortgage-backed securities                             425,635            16,737              (228)          442,144
Asset-backed securities                                 54,844             1,081              (908)           55,017
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   2,678,265    $      236,404    $      (20,208)   $    2,894,461
                                                 =============    ==============    ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED             FAIR
(IN THOUSANDS)                                                        COST                VALUE
                                                                 ----------------    ----------------
Due in one year or less                                          $         27,257    $         27,695
Due after one year through five years                                     360,767             385,498
Due after five years through ten years                                    804,754             873,129
Due after ten years                                                     1,440,669           1,768,035
                                                                 ----------------    ----------------
                                                                        2,633,447           3,054,357
Mortgage- and asset-backed securities                                     649,827             682,059
                                                                 ----------------    ----------------
  Total                                                          $      3,283,274    $      3,736,416
                                                                 ================    ================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------
                                                                        2002             2001             2000
                                                                    --------------   --------------   --------------
Fixed income securities                                             $      214,920   $      189,793   $      160,919
Mortgage loans                                                              20,336           16,677           14,899
Other                                                                        4,501            6,762            5,829
                                                                    --------------   --------------   --------------
    Investment income, before expense                                      239,757          213,232          181,647
    Investment expense                                                       6,790            8,765            5,108
                                                                    --------------   --------------   --------------
    Net investment income                                           $      232,967   $      204,467 $        176,539
                                                                    ==============   ==============   ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                         2002             2001              2000
                                                                    -------------     ------------     -------------
Fixed income securities                                             $     (11,886)    $      1,514     $      (5,820)
Mortgage loans                                                                419              166               697
Other                                                                       1,295              478               (58)
                                                                    -------------     ------------     -------------
   Realized capital gains and losses                                      (10,172)           2,158            (5,181)
   Income taxes                                                             3,677             (764)            1,866
                                                                    -------------     ------------     -------------
   Realized capital gains and losses, after-tax                     $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                        2002             2001              2000
                                                                    -------------     ------------     -------------
Investment write-downs                                              $     (15,760)    $     (1,371)    $      (3,789)
Sales
     Fixed income securities                                                3,874            2,885            (2,031)
     Other                                                                  1,499              478               (58)
                                                                    -------------     ------------     -------------
     Total sales                                                            5,373            3,363            (2,089)

Valuation of derivative instruments                                          (204)              -                -
Realized capital gains and losses on other securities                         419              166               697
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                    (10,172)           2,158            (5,181)
     Income taxes                                                           3,677             (764)            1,866
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                   $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Excluding calls and prepayments, gross gains of $11.7 million, $7.4 million and $3.0 million and gross losses of $7.8 million, $4.5 million and $5.0 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2002 are as follows:

(IN THOUSANDS)                                                               GROSS UNREALIZED
                                                            FAIR       -----------------------------    UNREALIZED
                                                            VALUE         GAINS           LOSSES         NET GAINS
                                                         ------------  -------------    ------------  --------------
Fixed income securities                                  $  3,736,416  $     479,557    $    (26,415) $      453,142
                                                         ============  =============    ============
Deferred income taxes, deferred policy acquisition
   costs and other                                                                                          (283,487)
                                                                                                      --------------
Unrealized net capital gains and losses                                                               $      169,655
                                                                                                      ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

(IN THOUSANDS)                                                                         YEAR ENDED DECEMBER 31,
                                                                          --------------------------------------------------
                                                                               2002              2001              2000
                                                                          --------------    --------------    --------------
Fixed income securities                                                   $      236,946    $          151    $      161,716
Deferred income taxes, deferred policy acquisition costs and other              (186,286)              602           (73,708)
                                                                          --------------    --------------    --------------
   Increase in unrealized net capital gains and losses                    $       50,660    $          753    $       88,008
                                                                          ==============    ==============    ==============

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
     Pretax provisions for investment losses, principally relating to write-downs on fixed income securities, were $15.8 million, $1.3 million and $3.1 million in 2002, 2001 and 2000, respectively.

MORTGAGE LOAN IMPAIRMENT
     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2002 or 2001.

     There were no valuation allowance balances at December 31, 2002 or 2001. The valuation allowance for mortgage loans at December 31, 2000 was $119 thousand. Net reductions to the mortgage loan valuation allowances were $119 thousand and $481 thousand for the years ended December 31, 2001 and 2000, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION
     The Company maintains a diversified portfolio of municipal bonds that represents 3.4% of the Company's fixed income security portfolio. Except for the following states, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of municipal bond portfolio carrying value)                   2002          2001
                                                               --------     ---------
     California                                                   21.0%         15.0%
     Texas                                                        20.3             -
     Pennsylvania                                                 11.7          12.8
     Ohio                                                         10.0           7.2
     Delaware                                                      8.9             -
     Illinois                                                        -          10.8
     Missouri                                                        -           8.6
     Florida                                                         -           8.2
     Alaska                                                          -           6.5
     Mississippi                                                     -           6.4
     Utah                                                            -           5.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     California                                                   20.8%         24.9%
     New York                                                     18.3          22.1
     Illinois                                                     17.7          14.3
     New Jersey                                                   14.4          17.8
     Pennsylvania                                                 12.5          13.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     Office buildings                                              23.3%         26.9%
     Retail                                                        28.2          25.5
     Warehouse                                                     17.7          19.5
     Apartment complex                                             19.8          18.4
     Industrial                                                     2.9           3.9
     Other                                                          8.1           5.8
                                                               --------     ---------
                                                                  100.0%        100.0%
                                                               ========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, are as follows:

                                NUMBER OF LOANS         CARRYING VALUE       PERCENT
                             ---------------------   --------------------   ----------
                                                       (IN THOUSANDS)
           2003                       -              $                  -            -%
           2004                       1                               911          0.3
           2005                       2                             6,238          1.9
           2006                       5                            29,615          9.2
           2007                       5                            15,320          4.7
           Thereafter                 65                          271,058         83.9
                             ---------------------   --------------------   ----------
                  Total               78             $            323,142        100.0%
                             =====================   ====================   ==========

     In 2002, $763 thousand of commercial mortgage loans were contractually due and paid.

SECURITIES LENDING
     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, such as large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $160.0 million and $140.3 million, respectively, have been loaned under these lending agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $370 thousand, $572 thousand and $109 thousand, for the years ending December 31, 2002, 2001 and 2000, respectively.

SECURITIES ON DEPOSIT
     At December 31, 2002, fixed income securities with a carrying value of $2.3 million were on deposit with regulatory authorities as required by law.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5.   FINANCIAL INSTRUMENTS
     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
     The carrying value and fair value of financial assets at December 31, are as follows:

(IN THOUSANDS)                                                 2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
                                                      VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $   3,736,416     $   3,736,416     $   2,894,461    $   2,894,461
Mortgage loans                                          323,142           355,578           242,727          247,670
Short-term investments                                  104,200           104,200            57,507           57,507
Policy loans                                             33,758            33,758            33,160           33,160
Separate Accounts                                       537,204           537,204           602,657          602,657

     The fair value of publicly traded fixed income securities is based on independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on independent market quotations.

FINANCIAL LIABILITIES
     The carrying value and fair value of financial liabilities at December 31, are as follows:

(IN THOUSANDS)                                                   2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR          CARRYING           FAIR
                                                        VALUE             VALUE           VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   1,778,022     $  2,026,492    $  1,173,357     $  1,155,665
Separate Accounts                                          537,204          537,204         602,657          602,657

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried in the Statements of Financial Position at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company utilizes financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

for trading purposes. Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures to manage its market risk related to forecasted investment purchases and sales.

     Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company pledged securities with a fair value of $176 thousand as collateral at December 31, 2002.

     The fair value of the re-investment related risk transfer reinsurance agreement is based on valuation models which utilize independent third party data as inputs.

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                            CARRYING
                                         NOTIONAL         CREDIT           FAIR               VALUE
(IN THOUSANDS)                            AMOUNT         EXPOSURE          VALUE          (LIABILITIES)
                                       ------------    ------------     -----------       -------------
AT DECEMBER 31, 2002
Financial futures contracts            $      6,000    $          -     $       (26)      $         (26)
Structured settlement annuity
 reinsurance agreement                            -               -            (209)               (209)

     At December 31, 2001, the Company did not hold any derivative financial instruments.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, 2002 is presented below. There were no off-balance-sheet financial instruments at December 31, 2001.

                                                                     CONTRACTUAL
                                                                        AMOUNT             FAIR VALUE
                                                                  -------------------   -----------------
(IN THOUSANDS)
Commitments to purchase private placement securities              $             2,500   $               -
Commitments to extend mortgage loans                                           11,500                 115

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Immediate annuities:
   Structured settlement annuities                                  $   1,471,278    $   1,224,391
   Other immediate annuities                                                5,334            5,079
Traditional life                                                           77,504           75,082
Other                                                                       2,511            2,737
                                                                    -------------    -------------
   Total Reserve for life-contingent contract benefits              $   1,556,627    $   1,307,289
                                                                    =============    =============

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

        PRODUCT                         MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement        U.S. population with projected      Interest rate            Present value of
annuities                    calendar year improvements; age     assumptions range        contractually specified
                             rated up for impaired lives         from 5.7% to 9.5%        future benefits
                             grading to standard

Other immediate              1983 group annuity mortality        Interest rate            Present value of expected
annuities                    table                               assumptions range        future benefits based on
                                                                 from 3.0% to 11.5%       historical experience

Traditional life             Actual Company experience plus      Interest rate            Net level premium reserve
                             loading                             assumptions range        method using the
                                                                 from 4.0% to 8.0%        Company's withdrawal
                                                                                          experience rates

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established and have been recorded for certain immediate annuities with life contingencies. A liability of $149.5 million and $13.5 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, Contractholder funds consist of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Interest-sensitive life                                             $     275,360    $     256,462
Investment contracts:
   Immediate annuities                                                    448,402          440,788
   Fixed annuities                                                      1,327,667          741,390
                                                                    -------------    -------------
   Total Contractholder funds                                       $   2,051,429    $   1,438,640
                                                                    =============    =============

     Contractholder funds activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Balance, beginning of year                                          $   1,438,640    $   1,109,181
   Deposits                                                               759,378          474,849
   Surrenders and withdrawals                                            (116,485)         (92,039)
   Death benefits                                                         (17,257)         (10,623)
   Interest credited to contractholder funds                               87,555           73,956
   Transfers (to) from Separate Accounts                                  (35,981)         (88,986)
   Other adjustments                                                      (64,421)         (27,698)
                                                                    -------------    -------------
Balance, end of year                                                $   2,051,429    $   1,438,640
                                                                    =============    =============

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life           Interest rates credited range       Either a percentage of account balance or
insurance                         from 5.0% to 6.3%                   dollar amount grading off generally over 20
                                                                      years

Fixed annuities                   Interest rates credited range       Either a declining or a level percentage
                                  from 2.4% to 9.8% for               charge generally over nine years or less.
                                  immediate annuities and 3.2%        Additionally, approximately 0.8% of deferred
                                  to 7.2% for deferred annuities      annuities are subject to a market value
                                                                      adjustment

Other investment contracts        Interest rates credited range       Not applicable
                                  from 1.5% to 2.0%

7.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2002 and 2001 are as follows:

(IN THOUSANDS)                                                    2002                 2001
                                                             ----------------     ----------------
Balance, beginning of year                                   $        156,615     $        124,601
   Acquisition costs deferred                                          56,852               51,194
   Amortization charged to income                                     (23,535)              (7,187)
   Effect of unrealized gains and losses                              (23,007)             (11,993)
                                                             ----------------     ----------------
Balance, end of year                                         $        166,925     $        156,615
                                                             ================     ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company assumes a closed block of variable annuity business from an unaffiliated insurance company.

     Beginning in 2002, the Company cedes 80% of the mortality risk on certain term life policies to a pool of eight unaffiliated reinsurers. Mortality risk on policies in excess of $250 thousand per life are ceded to ALIC.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. (See Note 3 for discussion of reinsurance agreements with ALIC.) The effects of reinsurance on premiums and contract charges for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                              $     148,749     $    150,163     $     150,498
Assumed - non-affiliate                                                       471              640             1,194
Ceded
  Affiliate                                                                (7,057)          (4,617)           (4,621)
  Non-affiliate                                                            (1,212)            (877)             (870)
                                                                    -------------     ------------     -------------
    Premiums and contract charges, net of reinsurance               $     140,951     $    145,309     $     146,201
                                                                    =============     ============     =============

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER
 FUNDS
Direct                                                              $     268,620     $    261,504     $     234,053
Assumed - non-affiliate                                                        85              170               (39)
Ceded
  Affiliate                                                                  (901)            (945)             (492)
  Non-affiliate                                                            (2,086)          (1,324)             (223)
                                                                    -------------     ------------     -------------
    Contract benefits and interest credited to contractholder
       funds, net of reinsurance                                    $     265,718     $    259,405     $     233,299
                                                                    =============     ============     =============

     Included in reinsurance recoverables at December 31, 2002 and 2001 are the net amounts owed to ALIC of $588 thousand and $890 thousand, respectively. The table above excludes $2.4 million of premiums ceded to ALIC during 2002 under the terms of the structured settlement annuity reinsurance treaty (See Note 3).

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of some legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002, a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation from Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                             2002               2001
                                                        --------------     --------------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                               $       48,386     $       51,989
Discontinued operations                                            345                366
Premium installment receivable                                   1,955                  -
Other assets                                                     1,174              1,046
Other postretirement benefits                                        -                261
                                                        --------------     --------------

      Total deferred assets                                     51,860             53,662
                                                        --------------     --------------

DEFERRED LIABILITIES
Deferred policy acquisition costs                              (53,156)           (44,950)
Unrealized net capital gains                                   (91,353)           (64,074)
Difference in tax bases of investments                          (1,348)            (6,980)
Prepaid commission expense                                        (504)              (561)
Other liabilities                                                 (270)            (1,709)
                                                        --------------     --------------

      Total deferred liabilities                              (146,631)          (118,274)
                                                        --------------     --------------

      Net deferred liability                            $      (94,771)    $      (64,612)
                                                        ==============     ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31 are as follows:

(IN THOUSANDS)                                           2002            2001             2000
                                                     -----------     ------------     ------------
Current                                              $    10,095     $      7,412     $     12,901
Deferred                                                   2,880           11,105            2,715
                                                     -----------     ------------     ------------
      Total income tax expense                       $    12,975     $     18,517     $     15,616
                                                     ===========     ============     ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company paid income taxes of $17.1 million, $13.1 million and $11.3 million in 2002, 2001 and 2000, respectively. The Company had a current income tax receivable of $914 thousand at December 31, 2002 and a current income tax liability of $6.0 million at December 31, 2001.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                          2002               2001              2000
                                                     --------------     -------------     -------------
Statutory federal income tax                                   35.0%             35.0%             35.0%
State income tax expense                                        1.2               0.4               1.0
Other                                                          (1.3)             (1.2)             (2.4)
                                                     --------------     -------------     -------------
Effective income tax                                           34.9%             34.2%             33.6%
                                                     ==============     =============     =============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                    NET INCOME                       SHAREHOLDER'S EQUITY
                                                      ----------------------------------------    ---------------------------
(IN THOUSANDS)                                           2002           2001           2000           2002           2001
                                                      ----------     ----------    -----------    -----------    ------------
Balance per GAAP                                      $   24,179     $   35,412    $    30,915    $   543,815    $    458,976
Unrealized gain/loss on fixed income securities                -              -              -       (453,142)       (216,196)
Deferred policy acquisition costs                        (32,295)       (45,834)       (25,528)      (166,925)       (156,615)
Deferred income taxes                                      5,169          7,490          2,177        131,616          64,612
Employee benefits                                            509           (372)           (92)           184            (441)
Reserves and non-admitted assets                             126         15,060         18,551        205,935          94,412
Separate Accounts                                              -              -              -          4,515             474
Other                                                      3,489           (921)            65          4,421             (95)
                                                      ----------     ----------    -----------    -----------    ------------
Balance per statutory accounting practices            $    1,177     $   10,835    $    26,088    $   270,419    $    245,127
                                                      ==========     ==========    ===========    ===========    ============

     Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance superintendent.

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York has recently adopted Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, which is effective for statutory-basis financial statements filed as of December

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

31, 2002 and thereafter. The Company reported an increase to surplus of $11.4 million effective December 31, 2002 to reflect the adoption of SSAP No. 10 by the State of New York as a result of recognizing a net deferred tax asset.

DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the New York State Insurance Department is $16.3 million. In the twelve-month period beginning January 1, 2002, the Company did not pay any dividends.

RISK-BASED CAPITAL
     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS
     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $518 thousand for the pension plans in 2002. The allocated benefit to the Company included in net income was $87 thousand and $62 thousand for the pension plans in 2001 and 2000, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $439 thousand, $304 thousand and $80 thousand for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLAN
     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $1.3 million, $374 thousand and $198 thousand in 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)

                                                                         2002
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                         After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:           Pretax           Tax              tax
                                                    -------------  --------------  ----------------
   Unrealized holding gains arising during the
     period                                         $      69,350  $      (24,274) $         45,076
   Less: reclassification adjustments                      (8,590)          3,006            (5,584)
                                                    -------------  --------------  ----------------
   Unrealized net capital gains                            77,940         (27,280)           50,660
                                                    -------------  --------------  ----------------

   Other comprehensive income                       $      77,940  $      (27,280) $         50,660
                                                    =============  ==============  ================

(IN THOUSANDS)

                                                                        2001
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $       1,457  $         (510)  $            947
   Less: reclassification adjustments                         299            (105)               194
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                             1,158            (405)               753
                                                    -------------  --------------   ----------------
   Net losses on derivative financial
     instruments arising during the period                    (51)             18                (33)

   Less: reclassification adjustments for
     derivative financial instruments                         (51)             18                (33)
                                                    -------------  --------------   ----------------
   Net losses on derivative financial instruments               -               -                  -
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $       1,158  $         (405)  $            753
                                                    =============  ==============   ================

(IN THOUSANDS)

                                                                        2000
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $     129,754  $      (45,414)  $         84,340
   Less: reclassification adjustments                      (5,643)          1,975             (3,668)
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                           135,397         (47,389)            88,008
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $     135,397  $      (47,389)  $         88,008
                                                    =============  ==============   ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2002                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     18,981,787      $     3,404,525      $     15,577,262
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        139,593      $         7,406      $        132,187
     Accident and health                                            9,627                  863                 8,764
                                                         ----------------      ---------------      ----------------
                                                         $        149,220      $         8,269      $        140,951
                                                         ================      ===============      ================

                                                              GROSS                                        NET
YEAR ENDED DECEMBER 31, 2001                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     17,584,475      $     2,189,352      $     15,395,123
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        141,420      $         4,606      $        136,814
     Accident and health                                            9,383                  888                 8,495
                                                         ----------------      ---------------      ----------------
                                                         $        150,803      $         5,494      $        145,309
                                                         ================      ===============      ================

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2000                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     15,916,421      $     1,592,962      $     14,323,459
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        143,550      $         4,706      $        138,844
     Accident and health                                            8,142                  785                 7,357
                                                         ----------------      ---------------      ----------------
                                                         $        151,692      $         5,491      $        146,201
                                                         ================      ===============      ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                                   BALANCE AT         CHARGED TO                           BALANCE AT
                                                   BEGINNING          COSTS AND                              END OF
                                                   OF PERIOD           EXPENSES          DEDUCTIONS          PERIOD
                                                 -------------      -------------      -------------     --------------
YEAR ENDED DECEMBER 31, 2002

Allowance for estimated losses
   on mortgage loans                             $           -      $           -      $           -     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2001

Allowance for estimated losses
   on mortgage loans                            $         119      $           -      $         119     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2000

Allowance for estimated losses
   on mortgage loans                             $         600      $           -      $         481     $          119
                                                 =============      =============      =============     ==============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V.I.                                                        AIM V.I.
                                               Aggressive       AIM V.I.       AIM V.I.         AIM V.I.        Capital
                                                 Growth         Balanced       Basic Value      Blue Chip      Appreciation
                                               -----------     -----------     -----------     -----------     ------------
ASSETS
Investments at fair value                      $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               -----------     -----------     -----------     -----------     ------------

   Total assets                                $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

NET ASSETS
Accumulation units                             $ 2,893,582     $ 7,045,563     $ 1,785,384     $ 5,401,195     $  7,411,906
Contracts in payout (annuitization) period              --           7,901              --           5,527            1,785
                                               -----------     -----------     -----------     -----------     ------------

   Total net assets                            $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

FUND SHARE INFORMATION
   Number of shares                                346,122         806,110         223,732       1,029,852          451,229
                                               ===========     ===========     ===========     ===========     ============

   Cost                                        $ 4,664,208     $ 8,979,140     $ 2,122,600     $ 8,171,550     $ 11,956,302
                                               ===========     ===========     ===========     ===========     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V. I.                      AIM V. I.        AIM V. I.       AIM V. I.
                                                 Capital        AIM V. I.         Dent         Diversified        Global
                                               Development    Core Equity     Demographics       Income         Utilities
                                               -----------    ------------    ------------    ------------     ------------
ASSETS
Investments at fair value                      $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               -----------    ------------    ------------    ------------     ------------

   Total assets                                $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

NET ASSETS
Accumulation units                             $   834,742    $ 11,021,643    $  1,200,748    $  3,555,824     $  1,430,035
Contracts in payout (annuitization) period           2,658          44,440              --          13,821               --
                                               -----------    ------------    ------------    ------------     ------------

   Total net assets                            $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

FUND SHARE INFORMATION
   Number of shares                                 89,180         651,329         316,820         415,075          146,972
                                               ===========    ============    ============    ============     ============

   Cost                                        $ 1,118,528    $ 15,553,827    $  2,443,366    $  4,083,779     $  2,558,777
                                               ===========    ============    ============    ============     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------------

                                                 AIM V. I.                                      AIM V. I.         AIM V. I.
                                                Government      AIM V. I.     AIM V. I. High  International        Mid Cap
                                                Securities       Growth           Yield          Growth          Core Equity
                                               -----------    ------------    --------------  -------------      -----------
ASSETS
Investments at fair value                      $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               -----------    ------------    -------------   -------------      -----------

   Total assets                                $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

NET ASSETS
Accumulation units                             $ 9,278,126    $  4,863,514    $     938,757   $   3,736,288      $   579,088
Contracts in payout (annuitization) period              --          30,639               --              --               --
                                               -----------    ------------    -------------   -------------      -----------

   Total net assets                            $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

FUND SHARE INFORMATION
   Number of shares                                748,236         433,111          187,751         299,142           60,765
                                               ===========    ============    =============   =============      ===========

   Cost                                        $ 8,816,387    $ 10,292,884    $   1,111,844   $   5,830,891      $   651,239
                                               ===========    ============    =============   =============      ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                 AIM Variable Insurance
                                                AIM Variable Insurance Funds Sub-Accounts      Funds Series II Sub-Accounts
                                             ----------------------------------------------   ------------------------------

                                                                                                AIM V. I.
                                               AIM V. I.       AIM V. I.         AIM V. I.     Aggressive       AIM V. I.
                                             Money Market     New Technology  Premier Equity    Growth II      Balanced II
                                             --------------   --------------  --------------  -------------   --------------
ASSETS
Investments at fair value                    $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             --------------   --------------  --------------  -------------   --------------

   Total assets                              $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

NET ASSETS
Accumulation units                           $    4,670,018   $     791,390   $   15,290,311  $       2,963   $       69,650
Contracts in payout (annuitization) period               --              --           29,553             --               --
                                             --------------   --------------  --------------  -------------   --------------

   Total net assets                          $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

FUND SHARE INFORMATION
   Number of shares                               4,670,018         342,593          944,505            355            7,978
                                             ==============   ==============  ==============  =============   ==============

   Cost                                      $    4,670,018   $   3,442,891   $   25,104,405  $       3,008   $       71,605
                                             ==============   ==============  ==============  =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                                  AIM V. I.        AIM V. I.
                                                AIM V. I.       AIM V. I.         Capital           Capital        AIM V. I.
                                             Basic Value II   Blue Chip II    Appreciation II   Development II  Core Equity II
                                             --------------   -------------   ---------------   --------------  --------------
ASSETS
Investments at fair value                    $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             --------------   -------------   ---------------   --------------  --------------

   Total assets                              $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

NET ASSETS
Accumulation units                           $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
Contracts in payout (annuitization) period               --              --                --               --              --
                                             --------------   -------------   ---------------   --------------  --------------

   Total net assets                          $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   8,969           6,757               280              322           1,588
                                             ==============   =============   ===============   ==============  ==============

   Cost                                      $       71,659   $      36,668   $         4,746   $        3,064  $       26,209
                                             ==============   =============   ===============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             -------------------------------------------------------------------------------

                                                AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                                  Dent         Diversified       Global        Government        AIM V. I.
                                             Demographics II    Income II      Utilities II   Securities II     Growth II
                                             ---------------  -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                    $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ---------------  -------------   -------------   -------------   --------------

   Total assets                              $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

NET ASSETS
Accumulation units                           $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
Contracts in payout (annuitization) period                --             --              --              --               --
                                             ---------------  -------------   -------------   -------------   --------------

   Total net assets                          $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    2,364          5,581           2,285         147,798              678
                                             ===============  =============   =============   =============   ==============

   Cost                                      $         9,313  $      49,448   $      21,787   $   1,815,932   $        7,945
                                             ===============  =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                AIM V. I.       AIM V. I.
                                               AIM V. I.      International   Mid Cap Core       AIM V. I.       AIM V. I. New
                                             High Yield II      Growth II       Equity II     Money Market II   Technology II
                                             --------------   -------------   -------------   ---------------   --------------
ASSETS
Investments at fair value                    $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             --------------   -------------   -------------   ---------------   --------------

   Total assets                              $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

NET ASSETS
Accumulation units                           $       10,904   $       1,865   $      11,213   $       239,154   $           23
Contracts in payout (annuitization) period               --              --              --                --               --
                                             --------------   -------------   -------------   ---------------   --------------

   Total net assets                          $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

FUND SHARE INFORMATION
   Number of shares                                   2,185             150           1,179           239,154               10
                                             ==============   =============   =============   ===============   ==============

   Cost                                      $       10,617   $       1,904   $      11,215   $       239,154   $           25
                                             ==============   =============   =============   ===============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable                                     Dreyfus Socially
                                                Insurance                                         Responsible      Dreyfus Stock
                                             Funds Series II      Delaware Group Premium       Growth Fund, Inc.    Index Fund
                                               Sub-Accounts       Fund, Inc. Sub-Accounts         Sub-Account       Sub-Account
                                             ---------------   -----------------------------   -----------------   --------------

                                                AIM V. I.        Delaware                      Dreyfus Socially
                                                 Premier       VIP GP Small      Delaware         Responsible      Dreyfus Stock
                                                Equity II        Cap Value     VIP GP Trend          Growth         Index Fund
                                             ---------------   -------------   -------------   -----------------   --------------
ASSETS
Investments at fair value                    $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ---------------   -------------   -------------   -----------------   --------------

   Total assets                              $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

NET ASSETS
Accumulation units                           $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
Contracts in payout (annuitization) period               --               --              --                  --               --
                                             ---------------   -------------   -------------   -----------------   --------------

   Total net assets                          $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

FUND SHARE INFORMATION
   Number of shares                                     628           87,613          24,275              10,428          170,183
                                             ===============   =============   =============   =================   ==============

   Cost                                      $       10,466    $   1,675,487   $     547,761   $         303,426   $    4,599,116
                                             ===============   =============   =============   =================   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Fidelity Variable Insurance
                                                 Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                 ----------------------------------------------   ------------------------------

                                                   VIF Capital    VIF Growth &     VIF Money                        VIP Equity-
                                                  Appreciation       Income          Market       VIP Contrafund      Income
                                                 --------------   -------------   -------------   --------------   --------------
ASSETS
Investments at fair value                        $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 --------------   -------------   -------------   --------------   --------------

   Total assets                                  $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

NET ASSETS
Accumulation units                               $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
Contracts in payout (annuitization) period                   --              --              --               --               --
                                                 --------------   -------------   -------------   --------------   --------------

   Total net assets                              $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

FUND SHARE INFORMATION
   Number of shares                                      20,334               5             100           95,111          157,323
                                                 ==============   =============   =============   ==============   ==============

   Cost                                          $      689,136   $          99   $         100   $    1,891,097   $    3,299,221
                                                 ==============   =============   =============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  -------------------------------------------------------------------------------

                                                                     VIP Growth       VIP High          VIP        VIP Investment
                                                    VIP Growth     Opportunities       Income        Index 500       Grade Bond
                                                  --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                         $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  --------------   -------------   -------------   -------------   --------------

   Total assets                                   $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                                $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
Contracts in payout (annuitization) period                    --              --              --              --               --
                                                  --------------   -------------   -------------   -------------   --------------

   Total net assets                               $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                      103,682          25,588          54,236          12,988          127,768
                                                  ==============   =============   =============   =============   ==============

   Cost                                           $    3,189,654   $     371,581   $     327,888   $   1,526,600   $    1,633,186
                                                  ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                       Goldman Sachs
                                                Products Fund              Franklin Templeton Variable          Variable Insurance
                                                Sub-Accounts         Insurance Products Trust Sub-Accounts       Trust Sub-Account
                                              -----------------  ---------------------------------------------  ------------------

                                                                                                   Templeton         VIT CORE
                                                                 Mutual Shares     Templeton        Foreign          Small Cap
                                                 VIP Overseas     Securities     Asset Strategy   Securities          Equity
                                              -----------------  -------------   --------------  -------------  ------------------
ASSETS
Investments at fair value                     $         682,555  $         473   $      226,517  $     773,466  $               86
                                              -----------------  -------------   --------------  -------------  ------------------

   Total assets                               $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

NET ASSETS
Accumulation units                            $         682,555  $         473   $      226,517  $     773,466  $               86
Contracts in payout (annuitization) period                   --             --               --             --                  --
                                              -----------------  -------------   --------------  -------------  ------------------

   Total net assets                           $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

FUND SHARE INFORMATION
   Number of shares                                      62,163             39           15,633         82,109                   9
                                              =================  =============   ==============  =============  ==================

   Cost                                       $         845,277  $         470   $      242,303  $     975,804  $               99
                                              =================  =============   ==============  =============  ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                HSBC Variable                       MFS Variable Insurance
                                                         Insurance Funds Sub-Accounts                 Trust Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash    HSBC VI Fixed      Growth                        MFS Emerging
                                                 Management         Income        & Income         MFS Bond         Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 2,997,902         158,185         273,142         102,274                6
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    2,997,902   $   1,631,302   $   2,368,862   $   1,160,275   $           99
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                Oppenheimer Variable Account
                                                  MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                                 Oppenheimer
                                                  MFS High      MFS Investors      MFS New        Aggressive      Oppenheimer
                                                   Income           Trust         Discovery         Growth            Bond
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    10,392          34,404          35,598          43,917          110,110
                                               ==============   =============   =============   =============   ==============

   Cost                                        $       94,485   $     547,359   $     460,914   $   1,769,117   $    1,207,647
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                 Oppenheimer      Oppenheimer
                                                 Oppenheimer     Oppenheimer     Oppenheimer     Main Street      Main Street
                                                   Capital          Global           High          Growth &        Small Cap
                                                Appreciation      Securities        Income          Income          Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    39,098          30,751          64,064         173,039           59,796
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,334,521   $     675,921   $     514,151   $   3,199,947   $      620,940
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                 Variable
                                                Account Funds
                                                Sub-Accounts                 Putnam Variable Trust Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                 Oppenheimer     VT American                                     VT The George
                                                  Strategic       Government      VT Capital    VT Diversified    Putnam Fund
                                                    Bond            Income       Appreciation       Income         of Boston
                                               --------------   -------------   -------------   --------------  --------------
ASSETS
Investments at fair value                      $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               --------------   -------------   -------------   --------------  --------------

   Total assets                                $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

NET ASSETS
Accumulation units                             $    2,503,873   $  11,026,092   $     721,879   $    8,726,760  $   10,533,913
Contracts in payout (annuitization) period                 --          20,909              --           30,469          24,378
                                               --------------   -------------   -------------   --------------  --------------

   Total net assets                            $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   547,893         898,130         119,319        1,032,692       1,106,739
                                               ==============   =============   =============   ==============  ==============

   Cost                                        $    2,452,252   $  10,460,893   $     872,562   $    9,050,368  $   11,416,934
                                               ==============   =============   =============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                 VT Global
                                                   Asset          VT Global       VT Growth       VT Growth        VT Health
                                                 Allocation         Equity        and Income    Opportunities      Sciences
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,481,411   $   6,188,369   $  35,378,405   $   2,034,960   $    5,889,521
Contracts in payout (annuitization) period                 --          15,153          19,465           3,454               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   128,706         862,799       1,899,027         546,492          631,923
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,761,891   $  11,359,457   $  45,176,939   $   4,445,200   $    7,864,494
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                                VT International  VT International
                                                VT High                       VT International     Growth and          New
                                                 Yield          VT Income          Growth            Income        Opportunities
                                             --------------   -------------   ----------------  ----------------  ----------------
ASSETS
Investments at fair value                    $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total assets                              $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

NET ASSETS
Accumulation units                           $    4,193,659   $  17,979,650   $     10,980,772  $      2,893,220  $      2,979,925
Contracts in payout (annuitization) period           27,613          29,433             22,891                --                --
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total net assets                          $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

FUND SHARE INFORMATION
   Number of shares                                 598,762       1,397,136          1,089,472           346,493           356,024
                                             ==============   =============   ================  ================  ================

   Cost                                      $    4,914,473   $  17,386,861   $     14,979,625  $      3,581,886  $      4,729,052
                                             ==============   =============   ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                                   VT OTC &
                                                                   VT Money        VT New           VT New         Emerging
                                                VT Investors        Market      Opportunities       Value           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $   13,613,939   $  11,244,787   $   9,637,527   $   5,614,222   $    1,874,010
Contracts in payout (annuitization) period             10,866          84,055          12,851          17,885               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 1,935,342      11,328,842         839,163         515,289          461,579
                                               ==============   =============   =============   =============   ==============

   Cost                                        $   23,174,320   $  11,328,842   $  23,727,554   $   6,588,023   $    5,964,788
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                VT Utilities
                                                                 VT Small Cap       Growth
                                                VT Research         Value        and Income       VT Vista        VT Voyager
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    6,005,266   $   5,601,262   $   3,044,935   $   4,733,997   $   17,917,023
Contracts in payout (annuitization) period                 --          20,008          12,723              --           11,996
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   709,004         462,276         321,183         601,524          859,081
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    8,735,537   $   6,369,796   $   4,786,165   $  10,005,897   $   36,271,535
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                   Putnam
                                               Variable Trust
                                                Sub-Accounts                Scudder Variable Series I Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                                21st Century                                        Capital
                                               VT Voyager II       Growth         Balanced           Bond           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   331,554           1,604           1,149           2,347              359
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,392,148   $       9,960   $      12,427   $      15,819   $        5,230
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------

                                                                                                      Scudder
                                                                                                Variable Series II
                                                   Scudder Variable Series I Sub-Accounts           Sub-Account
                                               ----------------------------------------------   ------------------

                                                  Global          Growth
                                                  Discovery       and Income    International         Growth
                                               --------------   -------------   -------------   ------------------
ASSETS
Investments at fair value                      $        4,300   $      13,350   $       6,819   $            2,559
                                               --------------   -------------   -------------   ------------------

   Total assets                                $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

NET ASSETS
Accumulation units                             $        4,300   $      13,350   $       6,819   $            2,559
Contracts in payout (annuitization) period                 --              --              --                   --
                                               --------------   -------------   -------------   ------------------

   Total net assets                            $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

FUND SHARE INFORMATION
   Number of shares                                       617           1,969           1,046                  172
                                               ==============   =============   =============   ==================

   Cost                                        $        5,237   $      16,896   $      10,344   $            3,902
                                               ==============   =============   =============   ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------

                                                        Van Kampen Life Investment Trust Sub-Accounts
                                               --------------------------------------------------------------

                                                                     LIT
                                                                   Emerging          LIT             LIT
                                                LIT Comstock        Growth        Government     Money Market
                                               --------------   -------------   -------------   -------------
ASSETS
Investments at fair value                      $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               --------------   -------------   -------------   -------------

   Total assets                                $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

NET ASSETS
Accumulation units                             $    1,046,681   $     467,352   $     495,831   $   2,066,190
Contracts in payout (annuitization) period                 --              --              --              --
                                               --------------   -------------   -------------   -------------

   Total net assets                            $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                   115,020          24,482          50,492       2,066,190
                                               ==============   =============   =============   =============

   Cost                                        $    1,233,526   $     670,394   $     479,344   $   2,066,190
                                               ==============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------

                                                   Wells Fargo Variable Trust Sub-Accounts
                                               ----------------------------------------------

                                                 Wells Fargo     Wells Fargo
                                                   VT Asset       VT Equity      Wells Fargo
                                                 Allocation        Income         VT Growth
                                               --------------   -------------   -------------
ASSETS
Investments at fair value                      $      430,561   $     184,021   $     108,060
                                               --------------   -------------   -------------

   Total assets                                $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

NET ASSETS
Accumulation units                             $      430,561   $     184,021   $     108,060
Contracts in payout (annuitization) period                 --              --              --
                                               --------------   -------------   -------------

   Total net assets                            $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                    41,360          14,937          10,361
                                               ==============   =============   =============

   Cost                                        $      478,846   $     214,378   $     126,098
                                               ==============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                                                             AIM V. I.
                                                 Aggressive        AIM V. I.         AIM V. I.         AIM V. I.         Capital
                                                   Growth          Balanced         Basic Value        Blue Chip      Appreciation
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $      193,632    $           22    $           --   $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (39,503)         (82,562)          (16,636)          (68,174)        (107,659)
    Administrative expense                             (3,497)          (7,314)           (1,509)           (6,186)          (8,706)
                                               --------------   --------------    --------------    --------------   --------------

      Net investment income (loss)                    (43,000)         103,756           (18,123)          (74,360)        (116,365)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               994,383        1,457,085           428,955         1,185,166        1,483,601
    Cost of investments sold                        1,493,939        1,780,536           483,565         1,718,060        2,256,286
                                               --------------   --------------    --------------    --------------   --------------

      Realized gains (losses) on fund shares         (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Realized gain distributions                                --               --                --                --               --
                                               --------------   --------------    --------------    --------------   --------------

      Net realized gains (losses)                    (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Change in unrealized gains (losses)                  (441,435)      (1,270,366)         (373,308)       (1,443,205)      (1,745,993)
                                               --------------   --------------    --------------    --------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (940,991)      (1,593,817)         (427,918)       (1,976,099)      (2,518,678)
                                               --------------   --------------    --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (983,991)  $   (1,490,061)   $     (446,041)   $   (2,050,459)  $   (2,635,043)
                                               ==============   ==============    ==============    ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                          AIM V. I.        AIM V. I.         AIM V. I.
                                                   Capital          AIM V. I.          Dent          Diversified         Global
                                                 Development    Core Equity (a)    Demographics         Income          Utilities
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $        40,649   $           --    $      276,412   $       50,485
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (11,352)         (161,981)         (17,326)          (43,845)         (20,360)
    Administrative expense                             (1,028)          (12,994)          (1,548)           (3,576)          (1,693)
                                               --------------   ---------------   --------------    --------------   --------------

      Net investment income (loss)                    (12,380)         (134,326)         (18,874)          228,991           28,432

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               247,195         2,898,709          414,212         1,114,714          501,349
    Cost of investments sold                          303,044         3,890,607          729,592         1,219,851          832,840
                                               --------------   ---------------   --------------    --------------   --------------

      Realized gains (losses) on fund shares          (55,849)         (991,898)        (315,380)         (105,137)        (331,491)

Realized gain distributions                                --                --               --                --                1
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized gains (losses)                     (55,849)         (991,898)        (315,380)         (105,137)        (331,490)

Change in unrealized gains (losses)                  (201,194)       (1,333,528)        (309,254)          (94,362)        (263,760)
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized and unrealized gains
          (losses) on investments                    (257,043)       (2,325,426)        (624,634)         (199,499)        (595,250)
                                               --------------   ---------------   --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (269,423)  $    (2,459,752)  $     (643,508)   $       29,492   $     (566,818)
                                               ==============   ===============   ==============    ==============   ==============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------

                                                AIM V. I.                     AIM V. I.      AIM V. I.      AIM V. I.
                                               Government      AIM V. I.        High       International  Mid Cap Core
                                               Securities       Growth          Yield        Growth (b)    Equity (c)
                                               -----------    -----------    -----------   -------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $   174,266    $        --    $        --    $    24,475   $         --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (86,083)       (75,594)       (10,543)       (52,269)        (5,517)
    Administrative expense                          (7,499)        (6,107)          (925)        (4,219)          (468)
                                               -----------    -----------    -----------   -------------  ------------

      Net investment income (loss)                  80,684        (81,701)       (11,468)       (32,013)        (5,985)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          1,869,272      1,135,026        307,158      1,125,550        172,601
    Cost of investments sold                     1,791,350      2,194,214        369,189      1,492,547        187,031
                                               -----------    -----------    -----------   -------------  ------------

      Realized gains (losses) on fund shares        77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Realized gain distributions                             --             --             --             --             --
                                               -----------    -----------    -----------   -------------  ------------

      Net realized gains (losses)                   77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Change in unrealized gains (losses)                448,447     (1,310,865)         3,551       (375,727)       (77,355)
                                               -----------    -----------    -----------   -------------  ------------

      Net realized and unrealized gains
       (losses) on investments                     526,369     (2,370,053)       (58,480)      (742,724)       (91,785)
                                               -----------    -----------    -----------   -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   607,053    $(2,451,754)   $   (69,948)   $  (774,737)  $    (97,770)
                                               ===========    ===========    ===========   =============  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                            AIM Variable Insurance Funds
                                               AIM Variable Insurance Funds Sub-Accounts       Series II Sub-Accounts
                                               -----------------------------------------   ------------------------------

                                                AIM V. I.      AIM V. I.      AIM V. I.      AIM V. I.
                                                  Money           New          Premier       Aggressive      AIM V. I.
                                                 Market        Technology     Equity (d)   Growth II (e)  Balanced II (e)
                                               -----------    -----------    -----------   -------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    58,655    $        --    $    61,886   $         --    $        1,757
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (57,031)       (11,903)      (239,242)            (8)             (182)
    Administrative expense                          (4,871)        (1,066)       (19,297)            (1)              (12)
                                               -----------    -----------    -----------   -------------  ---------------

      Net investment income (loss)                  (3,247)       (12,969)      (196,653)            (9)            1,563

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          3,130,227        317,840      4,075,927         20,840               461
    Cost of investments sold                     3,130,227      1,068,007      6,219,206         20,096               454
                                               -----------    -----------    -----------   -------------  ---------------

      Realized gains (losses) on fund shares            --       (750,167)    (2,143,279)           744                 7

Realized gain distributions                             --              1             --             --                --
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized gains (losses)                       --       (750,166)    (2,143,279)           744                 7

Change in unrealized gains (losses)                     --         63,286     (5,326,623)           (45)           (1,955)
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized and unrealized gains
        (losses) on investments                         --       (686,880)    (7,469,902)           699            (1,948)
                                               -----------    -----------    -----------   -------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $    (3,247)   $  (699,849)   $(7,666,555)   $       690    $         (385)
                                               ===========    ===========    ===========   =============  ===============

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Series II Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                AIM V. I.     AIM V. I.        AIM V. I.            AIM V. I.          AIM V. I.
                                                  Basic         Blue            Capital              Capital             Core
                                              Value II (e)   Chip II (e)   Appreciation II (e)   Development II (e)   Equity II (e)
                                              ------------   -----------   -------------------  -------------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          1   $        --   $                --  $                --  $           94
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (166)         (102)                   (5)                  (3)            (91)
    Administrative expense                             (12)           (7)                   --                   --              (6)
                                              ------------   -----------   -------------------  -------------------  --------------

      Net investment income (loss)                    (177)         (109)                   (5)                  (3)             (3)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                425           341                     4                    2             647
    Cost of investments sold                           417           333                     4                    2             632
                                              ------------   -----------   -------------------  -------------------  --------------

      Realized gains (losses) on fund shares             8             8                    --                   --              15

Realized gain distributions                             --            --                    --                   --              --
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized gains (losses)                        8             8                    --                   --              15

Change in unrealized gains (losses)                   (270)       (1,260)                 (166)                 (48)            687
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized and unrealized gains
        (losses) on investments                       (262)       (1,252)                 (166)                 (48)            702
                                              ------------   -----------   -------------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $       (439)  $    (1,361)  $              (171) $               (51) $          699
                                              ============   ===========   ===================  ===================  ==============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

    See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                               -----------------------------------------------------------------------------------

                                               AIM V. I. Dent    AIM V. I.        AIM V. I.         AIM V. I.
                                                Demographics    Diversified         Global          Government         AIM V. I.
                                                      II (e)   Income II (e)   Utilities II (e)  Securities II (e)   Growth II (e)
                                               --------------  -------------   ----------------  -----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --  $       3,482   $            784  $          22,937   $          --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                            (26)          (126)               (49)            (4,673)            (10)
    Administrative expense                                 (2)            (9)                (4)              (333)             (1)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net investment income (loss)                        (28)         3,347                731             17,931             (11)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25            511                328              4,896               8
    Cost of investments sold                               26            511                320              4,865               9
                                               --------------  -------------   ----------------  -----------------   -------------

      Realized gains (losses) on fund shares               (1)            --                  8                 31              (1)

Realized gain distributions                                --             --                 --                 --              --
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized gains (losses)                          (1)            --                  8                 31              (1)

Change in unrealized gains (losses)                      (375)        (1,565)               419              9,371            (304)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (376)        (1,565)               427              9,402            (305)
                                               --------------  -------------   ----------------  -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $         (404) $       1,782   $          1,158  $          27,333   $        (316)
                                               ==============  =============   ================  =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Series II Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                                     AIM V. I.     AIM V. I.       AIM V. I.
                                                   AIM V. I.      International  Mid Cap Core        Money          AIM V. I. New
                                               High Yield II (e)  Growth II (e)  Equity II (e)    Market II (e)   Technology II (e)
                                               -----------------  -------------  -------------   --------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $              --  $          12  $          --   $          326   $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                               (18)            (6)           (27)            (652)                 --
    Administrative expense                                    (1)            --             (2)             (45)                 --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net investment income (loss)                           (19)             6            (29)            (371)                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       16              5             24              808                  --
    Cost of investments sold                                  16              6             25              808                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Realized gains (losses) on fund shares                  --             (1)            (1)              --                  --

Realized gain distributions                                   --             --             --               --                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized gains (losses)                             --             (1)            (1)              --                  --

Change in unrealized gains (losses)                          287            (39)            (2)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized and unrealized gains
        (losses) on investments                              287            (40)            (3)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $             268  $         (34) $         (32)  $         (371)  $              (2)
                                               =================  =============  =============   ==============   =================

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                AIM Variable                                  Dreyfus Socially
                                              Insurance Funds                                    Responsible      Dreyfus Stock
                                                 Series II         Delaware Group Premium     Growth Fund, Inc.    Index Fund
                                               Sub-Accounts        Fund, Inc. Sub-Accounts       Sub-Account       Sub-Account
                                              ---------------   ---------------------------   -----------------   -------------

                                                 AIM V. I.        Delaware                    Dreyfus Socially
                                                  Premier       VIP GP Small     Delaware        Responsible      Dreyfus Stock
                                               Equity II (e)     Cap Value     VIP GP Trend        Growth          Index Fund
                                              ---------------   ------------   ------------   -----------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $            38   $     14,808   $         --   $             518   $      43,069
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                            (25)       (13,399)        (3,710)             (2,458)        (31,396)
    Administrative expense                                 (2)        (1,159)          (321)               (213)         (2,716)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net investment income (loss)                         11            250         (4,031)             (2,153)          8,957

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25         73,540         72,336              36,766          91,867
    Cost of investments sold                               26         74,471         87,799              53,972         117,233
                                              ---------------   ------------   ------------   -----------------   -------------

      Realized gains (losses) on fund shares               (1)          (931)       (15,463)            (17,206)        (25,366)

Realized gain distributions                                --             --             --                  --              --
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized gains (losses)                          (1)          (931)       (15,463)            (17,206)        (25,366)

Change in unrealized gains (losses)                      (308)      (132,583)       (46,702)            (56,834)       (681,992)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (309)      (133,514)       (62,165)            (74,040)       (707,358)
                                              ---------------   ------------   ------------   -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $          (298)  $   (133,264)  $    (66,196)  $         (76,193)  $    (698,401)
                                              ===============   ============   ============   =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity Variable Insurance
                                                Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                ---------------------------------------------   --------------------------------

                                                 VIF Capital    VIF Growth &     VIF Money                          VIP Equity-
                                                Appreciation      Income           Market        VIP Contrafund       Income
                                                ------------   -------------   --------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,120   $           1   $           --   $          5,857   $      17,443
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (5,135)             --               --            (14,533)        (23,282)
    Administrative expense                              (444)             --               --             (1,257)         (2,014)
                                                ------------   -------------   --------------   ----------------   -------------

      Net investment income (loss)                     1,541               1               --             (9,933)         (7,853)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               37,632              --                1            142,734         173,664
    Cost of investments sold                          42,325               1                1            155,913         199,257
                                                ------------   -------------   --------------   ----------------   -------------

      Realized gains (losses) on fund shares          (4,693)             (1)              --            (13,179)        (25,593)

Realized gain distributions                               --              --               --                 --          23,742
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized gains (losses)                     (4,693)             (1)              --            (13,179)         (1,851)

Change in unrealized gains (losses)                  (90,603)            (21)              --           (135,782)       (422,608)
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                      (95,296)            (22)              --           (148,961)       (424,459)
                                                ------------   -------------   --------------   ----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $    (93,755)  $         (21)  $           --   $       (158,894)  $    (432,312)
                                                ============   =============   ==============   ================   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                VIP Growth       VIP High          VIP        VIP Investment
                                                 VIP Growth    Opportunities      Income        Index 500       Grade Bond
                                                ------------   -------------   ------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      3,241   $       1,882   $     15,755   $       6,304   $       14,632
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,205)         (2,958)        (2,548)        (10,793)         (13,252)
    Administrative expense                            (2,007)           (256)          (221)           (934)          (1,146)
                                                ------------   -------------   ------------   -------------   --------------

      Net investment income (loss)                   (21,971)         (1,332)        12,986          (5,423)             234

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              211,030          27,369          6,986         167,807           94,022
    Cost of investments sold                         275,891          32,947          7,679         190,272           91,181
                                                ------------   -------------   ------------   -------------   --------------

      Realized gains (losses) on fund shares         (64,861)         (5,578)          (693)        (22,465)           2,841

Realized gain distributions                               --              --             --              --               --
                                                ------------   -------------   ------------   -------------   --------------

      Net realized gains (losses)                    (64,861)         (5,578)          (693)        (22,465)           2,841

Change in unrealized gains (losses)                 (660,322)        (59,978)        (2,046)       (211,973)         109,430
                                                ------------   -------------   ------------   -------------   --------------

      Net realized and unrealized gains
        (losses) on investments                     (725,183)        (65,556)        (2,739)       (234,438)         112,271
                                                ------------   -------------   ------------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (747,154)  $     (66,888)  $     10,247   $    (239,861)  $      112,505
                                                ============   =============   ============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                         Goldman Sachs
                                                Products Fund          Franklin Templeton Variable Insurance      Variable Insurance
                                                 Sub-Accounts               Products Trust Sub-Accounts           Trust Sub-Account
                                              -----------------   ----------------------------------------------  ------------------

                                                                                                     Templeton         VIT CORE
                                                                  Mutual Shares    Templeton           Foreign        Small Cap
                                                 VIP Overseas      Securities    Asset Strategy   Securities (f)        Equity
                                              -----------------   -------------  --------------   --------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           2,953   $          --  $        3,890   $        8,976  $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                           (6,300)             --          (2,418)          (6,830)                --
    Administrative expense                                 (545)             --            (209)            (591)                --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net investment income (loss)                       (3,892)             --           1,263            1,555                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:

    Proceeds from sales                                  77,577              --         125,060           50,436                 --
    Cost of investments sold                             91,559              --         134,678           63,870                  1
                                              -----------------   -------------  --------------   --------------  -----------------

      Realized gains (losses) on fund shares            (13,982)             --          (9,618)         (13,434)                (1)

Realized gain distributions                                  --              --              --               --                 --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized gains (losses)                       (13,982)             --          (9,618)         (13,434)                (1)

Change in unrealized gains (losses)                    (116,766)              3          (6,584)        (132,620)               (13)
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized and unrealized gains
        (losses) on investments                        (130,748)              3         (16,202)        (146,054)               (14)
                                              -----------------   -------------  --------------   --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $        (134,640)  $           3  $      (14,939)  $     (144,499)  $            (14)
                                              =================   =============  ==============   ==============  =================

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                         HSBC Variable Insurance                 MFS Variable Insurance
                                                            Funds Sub-Accounts                     Trust Sub-Accounts
                                                -------------------------------------------   ----------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash   HSBC VI Fixed      Growth                     MFS Emerging
                                                 Management       Income         & Income       MFS Bond        Growth
                                                ------------   -------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $     15,972   $      33,858   $      4,726   $     40,222   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,073)        (13,210)       (19,761)        (9,216)             --
    Administrative expense                            (1,996)         (1,143)        (1,709)          (797)             --
                                                ------------   -------------   ------------   ------------   -------------

      Net investment income (loss)                    (9,097)         19,505        (16,744)        30,209              --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              734,686         169,488        127,551         71,671              --
    Cost of investments sold                         734,686         164,072        162,959         71,978               1
                                                ------------   -------------   ------------   ------------   -------------

      Realized gains (losses) on fund shares              --           5,416        (35,408)          (307)             (1)

Realized gain distributions                               --              --             --             --              --
                                                ------------   -------------   ------------   ------------   -------------

      Net realized gains (losses)                         --           5,416        (35,408)          (307)             (1)

Change in unrealized gains (losses)                       --          78,375       (467,722)        42,389             (25)
                                                ------------   -------------   ------------   ------------   -------------

      Net realized and unrealized gains
        (losses) on investments                           --          83,791       (503,130)        42,082             (26)
                                                ------------   -------------   ------------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     (9,097)  $     103,296   $   (519,874)  $     72,291   $         (26)
                                                ============   =============   ============   ============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer Variable Account
                                                MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                                --------------------------------------------   -----------------------------

                                                                                                Oppenheimer
                                                  MFS High     MFS Investors      MFS New        Aggressive     Oppenheimer
                                                   Income          Trust         Discovery         Growth           Bond
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,326   $       1,884   $          --   $       6,072   $      42,397
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (1,139)         (4,278)         (3,410)        (12,600)         (9,282)
    Administrative expense                               (99)           (370)           (295)         (1,090)           (803)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                     6,088          (2,764)         (3,705)         (7,618)         32,312

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               82,998         106,597          62,459          77,158         166,038
    Cost of investments sold                          89,089         123,425          76,153         104,064         167,743
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares          (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                     (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Change in unrealized gains (losses)                     (106)        (75,624)        (95,486)       (321,148)         39,178
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                       (6,197)        (92,452)       (109,180)       (348,054)         37,473
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $       (109)  $     (95,216)  $    (112,885)  $    (355,672)  $      69,785
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                                                Oppenheimer     Oppenheimer
                                                 Oppenheimer    Oppenheimer     Oppenheimer     Main Street     Main Street
                                                   Capital         Global           High          Growth &       Small Cap
                                                Appreciation     Securities        Income          Income          Growth
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      4,891   $       1,942   $      31,368   $      11,931   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (11,017)         (5,490)         (4,152)        (24,980)         (4,517)
    Administrative expense                              (953)           (475)           (359)         (2,160)           (391)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                    (7,079)         (4,023)         26,857         (15,209)         (4,908)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               91,455          39,537          45,351         188,324          57,857
    Cost of investments sold                         126,729          48,676          50,769         222,872          63,379
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares         (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                    (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Change in unrealized gains (losses)                 (270,053)       (126,453)        (33,546)       (453,939)        (73,334)
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                     (305,327)       (135,592)        (38,964)       (488,487)        (78,856)
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (312,406)  $    (139,615)  $     (12,107)  $    (503,696)  $     (83,764)
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                  Variable
                                                Account Funds
                                                Sub-Accounts                  Putnam Variable Trust Sub-Accounts
                                                -------------  ----------------------------------------------------------------

                                                 Oppenheimer    VT American       VT Asia
                                                  Strategic     Government        Pacific         VT Capital     VT Diversified
                                                    Bond          Income         Growth (g)      Appreciation        Income
                                                -------------  -------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      98,719  $     149,461   $           --   $          856   $      651,933
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (20,384)      (101,580)          (2,812)          (8,819)        (102,875)
    Administrative expense                             (1,763)            --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net investment income (loss)                     76,572         47,881           (2,812)          (7,963)         549,058

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               249,824      1,625,325        9,033,171          228,811        1,127,563
    Cost of investments sold                          254,764      1,569,832        9,137,522          290,333        1,213,775
                                                -------------  -------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           (4,940)        55,493         (104,351)         (61,522)         (86,212)

Realized gain distributions                                --             --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net realized gains (losses)                      (4,940)        55,493         (104,351)         (61,522)         (86,212)

Change in unrealized gains (losses)                    48,667        470,059          140,808         (130,988)        (110,662)
                                                -------------  -------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                        43,727        525,552           36,457         (192,510)        (196,874)
                                                -------------  -------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     120,299  $     573,433   $       33,645   $     (200,473)  $      352,184
                                                =============  =============   ==============   ==============   ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                               VT The George     VT Global
                                                Putnam Fund        Asset         VT Global        VT Growth        VT Growth
                                                of Boston        Allocation      Equity (h)       and Income     Opportunities
                                               -------------   -------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $     209,488   $      32,056   $        3,932   $      570,243   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                      (124,611)        (20,235)         (82,464)        (489,188)        (33,751)
    Administrative expense                                --              --               --               --              --
                                               -------------   -------------   --------------   --------------   -------------

      Net investment income (loss)                    84,877          11,821          (78,532)          81,055         (33,751)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,162,563         806,979       21,451,870        3,374,631         712,968
    Cost of investments sold                       1,264,339         946,495       22,518,540        4,283,905       1,422,645
                                               -------------   -------------   --------------   --------------   -------------

      Realized gains (losses) on fund shares        (101,776)       (139,516)      (1,066,670)        (909,274)       (709,677)

Realized gain distributions                               --              --               --          214,284              --
                                               -------------   -------------   --------------   --------------   -------------

      Net realized gains (losses)                   (101,776)       (139,516)      (1,066,670)        (694,990)       (709,677)

Change in unrealized gains (losses)               (1,022,019)       (103,220)        (475,468)      (8,360,574)       (283,633)
                                               -------------   -------------   --------------   --------------   -------------

      Net realized and unrealized gains
        (losses) on investments                   (1,123,795)       (242,736)      (1,542,138)      (9,055,564)       (993,310)
                                               -------------   -------------   --------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $  (1,038,918)  $    (230,915)  $   (1,620,670)  $   (8,974,509)  $  (1,027,061)
                                               =============   =============   ==============   ==============   =============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                                                                                   VT International
                                                  VT Health       VT High                        VT International     Growth and
                                                  Sciences          Yield         VT Income           Growth            Income
                                                ------------   ------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $         --   $    488,033   $        667,094   $         80,737  $         11,683
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (86,848)       (53,536)          (190,518)          (128,625)          (32,011)
    Administrative expense                                --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net investment income (loss)                   (86,848)       434,497            476,576            (47,888)          (20,328)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,226,585        616,322          1,427,416         24,434,252        17,959,822
    Cost of investments sold                       1,609,047        729,335          1,424,210         25,522,554        17,878,015
                                                ------------   ------------   ----------------   ----------------  ----------------

      Realized gains (losses) on fund shares        (382,462)      (113,013)             3,206         (1,088,302)           81,807

Realized gain distributions                               --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized gains (losses)                   (382,462)      (113,013)             3,206         (1,088,302)           81,807

Change in unrealized gains (losses)               (1,298,547)      (425,032)           482,626           (638,125)         (177,522)
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized and unrealized gains
        (losses) on investments                   (1,681,009)      (538,045)           485,832         (1,726,427)          (95,715)
                                                ------------   ------------   ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $ (1,767,857)  $   (103,548)  $        962,408   $     (1,774,315) $       (116,043)
                                                ============   ============   ================   ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                              ------------------------------------------------------------------------------------

                                              VT International
                                                     New                             VT Money          VT New           VT New
                                               Opportunities      VT Investors        Market       Opportunities        Value
                                              ----------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $         14,593   $       24,704   $      154,812   $           --   $       46,090
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                         (31,515)        (202,741)        (175,957)        (154,571)         (70,435)
    Administrative expense                                  --               --               --               --               --
                                              ----------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (16,922)        (178,037)         (21,145)        (154,571)         (24,345)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                             19,590,579        2,155,962       98,402,070        1,746,889          894,917
    Cost of investments sold                        19,774,568        3,559,511       98,402,070        4,089,717        1,069,060
                                              ----------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares          (183,989)      (1,403,549)              --       (2,342,828)        (174,143)

Realized gain distributions                                 --               --               --               --          155,708
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (183,989)      (1,403,549)              --       (2,342,828)         (18,435)

Change in unrealized gains (losses)                     35,115       (3,210,257)              --       (2,309,747)      (1,074,247)
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                       (148,874)      (4,613,806)              --       (4,652,575)      (1,092,682)
                                              ----------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $       (165,796)  $   (4,791,843)  $      (21,145)  $   (4,807,146)  $   (1,117,027)
                                              ================   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                VT OTC &                                                        VT Utilities
                                                Emerging                      VT Small Cap          VT            Growth
                                                 Growth        VT Research        Value        Technology(g)    and Income
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $      35,640  $       11,063   $            --  $      129,356
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (29,936)       (83,671)        (75,629)           (7,856)        (46,136)
    Administrative expense                                --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (29,936)       (48,031)        (64,566)           (7,856)         83,220

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              433,038        758,418         939,558         1,081,960         785,725
    Cost of investments sold                       1,232,204      1,123,302         977,431         1,869,691       1,205,372
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares        (799,166)      (364,884)        (37,873)         (787,731)       (419,647)

Realized gain distributions                               --             --          54,130                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                   (799,166)      (364,884)         16,257          (787,731)       (419,647)

Change in unrealized gains (losses)                 (169,251)    (1,412,243)     (1,383,462)          337,975        (813,800)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                   (968,417)    (1,777,127)     (1,367,205)         (449,756)     (1,233,447)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $     (998,353) $  (1,825,158) $   (1,431,771)  $      (457,612) $   (1,150,227)
                                              ==============  =============  ==============   ===============  ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 Scudder Variable Series I
                                                   Putnam Variable Trust Sub-Accounts                  Sub-Accounts
                                              ---------------------------------------------    ------------------------------

                                                                                               21st Century
                                                VT Vista       VT Voyager     VT Voyager II       Growth         Balanced
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $     138,854  $           --   $            --  $           80
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                       (75,580)      (275,489)         (9,325)              (24)            (36)
    Administrative expense                                --             --              --               (16)            (22)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (75,580)      (136,635)         (9,325)              (40)             22

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,049,806      2,890,246         142,518                35             357
    Cost of investments sold                       2,080,012      5,597,521         173,693                59             365
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares      (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                 (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Change in unrealized gains (losses)               (1,271,269)    (4,378,666)       (163,350)           (2,738)         (1,236)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                 (2,301,475)    (7,085,941)       (194,525)           (2,762)         (1,244)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $   (2,377,055) $  (7,222,576) $     (203,850)  $        (2,802) $       (1,222)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                                 Capital         Global           Growth
                                                  Bond           Growth         Discovery       and Income     International
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          494  $           4  $           --   $            59  $           35
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                           (56)           (15)            (15)              (47)            (26)
    Administrative expense                               (37)            (9)             (9)              (31)            (17)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                       401            (20)            (24)              (19)             (8)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   89             22              22               371              39
    Cost of investments sold                              90             28              28               395              62
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares              (1)            (6)             (6)              (24)            (23)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                         (1)            (6)             (6)              (24)            (23)

Change in unrealized gains (losses)                      495         (1,038)           (866)           (2,889)         (1,328)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        494         (1,044)           (872)           (2,913)         (1,351)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          895  $      (1,064) $         (896)  $        (2,932) $       (1,359)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                              Scudder Variable
                                                 Series II
                                               Sub-Account               Van Kampen Life Investment Trust Sub-Accounts
                                              -----------------  ---------------------------------------------------------------

                                                                       LIT       LIT Domestic     LIT Emerging        LIT
                                                    Growth          Comstock       Income (i)        Growth        Government(j)
                                              -----------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $              --  $       4,200  $       13,783   $         1,379  $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                              (12)        (8,616)           (578)           (5,037)         (2,338)
    Administrative expense                                   (9)          (745)            (50)             (436)           (202)
                                              -----------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                          (21)        (5,161)         13,155            (4,094)         (2,540)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                      18         74,083         252,267            96,958          94,658
    Cost of investments sold                                 26         96,092         265,486           129,247          90,378
                                              -----------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares                 (8)       (22,009)        (13,219)          (32,289)          4,280

Realized gain distributions                                  --          4,801              --                --              --
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                            (8)       (17,208)        (13,219)          (32,289)          4,280

Change in unrealized gains (losses)                      (1,057)      (164,779)           (662)         (145,513)         16,487
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        (1,065)      (181,987)        (13,881)         (177,802)         20,767
                                              -----------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          (1,086) $    (187,148) $         (726)  $      (181,896) $       18,227
                                              =================  =============  ==============   ===============  ==============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
----------------------------------------------------------------------------------------------------------------

                                               Van Kampen Life
                                              Investment Trust
                                                Sub-Accounts         Wells Fargo Variable Trust Sub-Accounts
                                              -----------------  -----------------------------------------------

                                                                  Wells Fargo    Wells Fargo
                                                  LIT Money        VT Asset       VT Equity       Wells Fargo
                                                   Market         Allocation       Income          VT Growth
                                              -----------------  -------------  --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          19,741  $       6,604  $        2,568   $            70
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                          (19,059)        (3,338)         (1,569)             (723)
    Administrative expense                               (1,649)          (289)           (136)              (63)
                                              -----------------  -------------  --------------   ---------------

      Net investment income (loss)                         (967)         2,977             863              (716)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 840,967         39,181          41,433            39,163
    Cost of investments sold                            840,967         44,636          48,810            48,175
                                              -----------------  -------------  --------------   ---------------

      Realized gains (losses) on fund shares                 --         (5,455)         (7,377)           (9,012)

Realized gain distributions                                  --          3,175              --                --
                                              -----------------  -------------  --------------   ---------------

      Net realized gains (losses)                            --         (2,280)         (7,377)           (9,012)

Change in unrealized gains (losses)                          --        (44,376)        (24,849)          (10,645)
                                              -----------------  -------------  --------------   ---------------

      Net realized and unrealized gains
          (losses) on investments                            --        (46,656)        (32,226)          (19,657)
                                              -----------------  -------------  --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $            (967) $     (43,679) $      (31,363)  $       (20,373)
                                              =================  =============  ==============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                            AIM V. I. Aggressive Growth        AIM V. I. Balanced          AIM V. I. Basic Value
                                           -----------------------------   --------------------------   --------------------------

                                               2002             2001          2002           2001          2002          2001(k)
                                           --------------    -----------   -----------    -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (43,000)   $   (46,724)  $   103,756    $    60,072   $   (18,123)   $      (467)
Net realized gains (losses)                      (499,556)      (252,034)     (323,451)       (65,714)      (54,610)           136
Change in unrealized gains (losses)              (441,435)      (884,098)   (1,270,366)      (533,781)     (373,308)        36,092
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from operations                                (983,991)    (1,182,856)   (1,490,061)      (539,423)     (446,041)        35,761
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          135,775        808,838     1,070,860      2,956,894       477,066        281,572
Benefit payments                                  (54,618)        (1,384)     (155,152)       (73,601)         (526)            --
Payments on termination                          (316,481)      (238,836)     (645,821)      (222,882)     (112,633)        (3,745)
Contract maintenance charge                        (3,561)        (1,785)       (5,508)        (1,321)       (1,219)            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 82,020        852,013     1,102,344      2,417,322     1,168,309        386,840
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from capital transactions                      (156,865)     1,418,846     1,366,723      5,076,412     1,530,997        664,667
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              (1,140,856)       235,990      (123,338)     4,536,989     1,084,956        700,428

NET ASSETS AT BEGINNING OF PERIOD               4,034,438      3,798,448     7,176,802      2,639,813       700,428             --
                                           --------------    -----------   -----------    -----------   -----------    -----------

NET ASSETS AT END OF PERIOD                $    2,893,582    $ 4,034,438   $ 7,053,464    $ 7,176,802   $ 1,785,384    $   700,428
                                           ==============    ===========   ===========    ===========   ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        487,672        329,923       828,911        263,143        62,499             --
    Units issued                                  135,323        261,434       402,073        655,085       196,087         62,838
    Units redeemed                               (162,874)      (103,685)     (241,411)       (89,317)      (50,378)          (339)
                                           --------------    -----------   -----------    -----------   -----------    -----------
  Units outstanding at end of period              460,121        487,672       989,573        828,911       208,208         62,499
                                           ==============    ===========   ===========    ===========   ===========    ===========

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                               AIM V. I. Blue Chip     AIM V. I. Capital Appreciation  AIM V. I. Capital Development
                                           --------------------------  ------------------------------  -----------------------------

                                               2002         2001            2002            2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (74,360) $    (61,710) $     (116,365)  $    (140,314) $    (12,380)   $    (12,182)
Net realized gains (losses)                    (532,894)     (168,393)       (772,685)        530,114       (55,849)        (21,608)
Change in unrealized gains (losses)          (1,443,205)     (982,769)     (1,745,993)     (3,450,358)     (201,194)        (66,005)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,050,459)   (1,212,872)     (2,635,043)     (3,060,558)     (269,423)        (99,795)
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        435,968     2,212,603         661,979       1,509,267        44,030         155,479
Benefit payments                               (125,465)      (38,249)        (86,999)        (49,227)      (37,115)         (4,188)
Payments on termination                        (427,832)     (315,120)       (536,668)       (663,396)      (60,570)        (28,230)
Contract maintenance charge                      (9,225)       (2,886)         (6,993)         (3,939)         (614)           (237)
Transfers among the sub-accounts
  and with the Fixed Account - net              870,295     2,359,370          11,179         667,733        63,553         143,108
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                     743,741     4,215,718          42,498       1,460,438         9,284         265,932
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (1,306,718)    3,002,846      (2,592,545)     (1,600,120)     (260,139)        166,137

NET ASSETS AT BEGINNING OF PERIOD             6,713,440     3,710,594      10,006,236      11,606,356     1,097,539         931,402
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $  5,406,722  $  6,713,440  $    7,413,691   $  10,006,236  $    837,400    $  1,097,539
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      991,661       419,485       1,015,606         776,953       103,054          78,882
    Units issued                                403,541       742,441         355,019         399,091        28,182          46,041
    Units redeemed                             (304,969)     (170,265)       (303,635)       (160,438)      (30,212)        (21,869)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,090,233       991,661       1,066,990       1,015,606       101,024         103,054
                                           ============  ============  ==============   =============  ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                            AIM V. I. Core Equity (a)    AIM V. I. Dent Demographics    AIM V. I. Diversified Income
                                           --------------------------  ------------------------------  -----------------------------

                                               2002          2001           2002             2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $   (134,326) $   (207,568) $      (18,874)  $     (22,893) $    228,991    $    187,321
Net realized gains (losses)                    (991,898)     (409,174)       (315,380)       (169,464)     (105,137)        (44,961)
Change in unrealized gains (losses)          (1,333,528)   (3,845,601)       (309,254)       (559,190)      (94,362)        (82,667)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,459,752)   (4,462,343)       (643,508)       (751,547)       29,492          59,693
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                        540,464     1,966,930         115,005         528,473       300,366         352,971
Benefit payments                               (360,311)      (87,809)        (75,859)        (10,247)      (87,955)        (21,904)
Payments on termination                        (839,818)   (1,077,947)       (133,459)       (126,769)     (430,852)       (232,519)
Contract maintenance charge                     (10,121)       (5,929)         (1,374)           (788)       (1,497)           (580)
Transfers among the sub-accounts
  and with the Fixed Account - net             (652,259)    1,441,731         (79,317)        613,004       401,163         509,831
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                  (1,322,045)    2,236,976        (175,004)      1,003,673       181,225         607,799
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (3,781,797)   (2,225,367)       (818,512)        252,126       210,717         667,492

NET ASSETS AT BEGINNING OF PERIOD            14,847,880    17,073,247       2,019,260       1,767,134     3,358,928       2,691,436
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $ 11,066,083  $ 14,847,880  $    1,200,748   $   2,019,260  $  3,569,645    $  3,358,928
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period    1,414,433     1,044,184         379,548         223,446       302,828         238,023
   Units issued                                 281,977       576,854          76,923         227,024       160,951         119,912
   Units redeemed                              (383,406)     (206,605)       (120,908)        (70,922)     (139,316)        (55,107)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,313,004     1,414,433         335,563         379,548       324,463         302,828
                                           ============  ============  ==============   =============  ============    ============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                           AIM V. I. Global Utilities   AIM V. I. Government Securities      AIM V. I. Growth
                                           ---------------------------  ------------------------------- ---------------------------

                                               2002           2001          2002             2001           2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      28,432  $        910  $      80,684    $     104,783  $     (81,701) $    (99,516)
Net realized gains (losses)                     (331,490)      148,633         77,922           12,751     (1,059,188)     (749,695)
Change in unrealized gains (losses)             (263,760)     (919,376)       448,447           12,089     (1,310,865)   (3,155,400)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (566,818)     (769,833)       607,053          129,623     (2,451,754)   (4,004,611)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,440       505,367      1,037,877        1,080,670        246,034     1,272,554
Benefit payments                                 (30,024)       (8,713)       (69,159)         (14,303)      (127,688)      (65,622)
Payments on termination                         (254,601)      (86,748)    (1,032,060)        (106,819)      (345,344)     (595,275)
Contract maintenance charge                       (1,431)         (764)        (2,654)            (592)        (5,787)       (4,024)
Transfers among the sub-accounts
  and with the Fixed Account - net                35,562       376,165      3,515,702        2,489,156       (157,673)      421,426
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (132,054)      785,307      3,449,706        3,448,112       (390,458)    1,029,059
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (698,872)       15,474      4,056,759        3,577,735     (2,842,212)   (2,975,552)

NET ASSETS AT BEGINNING OF PERIOD              2,128,907     2,113,433      5,221,367        1,643,632      7,736,365    10,711,917
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,430,035  $  2,128,907  $   9,278,126    $   5,221,367  $   4,894,153  $  7,736,365
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       235,277       140,889        446,714          139,832        953,855       730,340
   Units issued                                   78,356       131,222        504,011          336,088        168,670       405,950
   Units redeemed                                (98,434)      (36,834)      (212,052)         (29,206)      (206,490)     (182,435)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,199       235,277        738,673          446,714        916,035       953,855
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                                                                                                AIM V. I. Mid
                                               AIM V. I. High Yield     AIM V. I. International Growth(b)    Cap Core Equity (c)
                                           ---------------------------  ---------------------------------  -----------------------

                                               2002           2001            2002              2001         2002        2001 (k)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (11,468) $     87,382  $        (32,013)  $      (50,153) $  (5,985) $        (25)
Net realized gains (losses)                      (62,031)      (20,523)         (366,997)        (156,226)   (14,430)           25
Change in unrealized gains (losses)                3,551      (106,627)         (375,727)      (1,207,639)   (77,355)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from operations                                (69,948)      (39,768)         (774,737)      (1,414,018)   (97,770)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,248       367,010           357,198          927,767     58,383        47,653
Benefit payments                                  (3,166)       (2,965)          (88,872)         (42,473)        --            --
Payments on termination                          (94,025)      (22,143)         (200,611)        (320,452)   (57,315)         (510)
Contract maintenance charge                         (629)         (117)           (3,050)          (1,708)      (198)           --
Transfers among the sub-accounts
  and with the Fixed Account - net               197,041       216,789            (2,807)           5,107    556,823        66,818
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from capital transactions                      217,469       558,574            61,858          568,241    557,693       113,961
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS                147,521       518,806          (712,879)        (845,777)   459,923       119,165

NET ASSETS AT BEGINNING OF PERIOD                791,236       272,430         4,449,167        5,294,944    119,165            --
                                           -------------  ------------  ----------------   --------------  ---------  ------------

NET ASSETS AT END OF PERIOD                $     938,757  $    791,236  $      3,736,288   $    4,449,167  $ 579,088  $    119,165
                                           =============  ============  ================   ==============  =========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       103,978        33,671           515,728          416,531     10,488            --
   Units issued                                   74,823        88,096           112,395          195,965     71,840        10,533
   Units redeemed                                (47,616)      (17,789)          (90,523)         (96,768)   (23,916)          (45)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
  Units outstanding at end of period             131,185       103,978           537,600          515,728     58,412        10,488
                                           =============  ============  ================   ==============  =========  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                             AIM V. I. Money Market      AIM V. I. New Technology    AIM V. I. Premier Equity (d)
                                           ---------------------------  ---------------------------  ----------------------------

                                               2002          2001           2002           2001          2002           2001
                                           ------------  -------------  ------------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (3,247) $      64,495  $    (12,969)  $     16,164  $   (196,653)  $    (302,649)
Net realized gains (losses)                          --             --      (750,166)       524,033    (2,143,279)        (26,346)
Change in unrealized gains (losses)                  --             --        63,286     (1,585,393)   (5,326,623)     (3,362,318)
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from operations                                (3,247)        64,495      (699,849)    (1,045,196)   (7,666,555)     (3,691,313)
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         58,788      1,107,548        56,928        445,568       972,040       3,758,845
Benefit payments                               (196,501)            --       (30,268)       (16,004)     (395,449)       (193,093)
Payments on termination                        (869,716)      (954,907)     (174,659)       (79,608)   (1,263,500)     (1,714,199)
Contract maintenance charge                      (2,545)          (731)       (1,179)          (757)      (19,379)        (13,731)
Transfers among the sub-accounts
  and with the Fixed Account - net              517,242      3,415,378        23,361        468,829      (658,083)      1,454,287
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from capital transactions                    (492,732)     3,567,288      (125,817)       818,028    (1,364,371)      3,292,109
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS              (495,979)     3,631,783      (825,666)      (227,168)   (9,030,926)       (399,204)

NET ASSETS AT BEGINNING OF PERIOD             5,165,997      1,534,214     1,617,056      1,844,224    24,350,790      24,749,994
                                           ------------  -------------  ------------   ------------  ------------   -------------

NET ASSETS AT END OF PERIOD                $  4,670,018  $   5,165,997  $    791,390   $  1,617,056  $ 15,319,864   $  24,350,790
                                           ============  =============  ============   ============  ============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of period      460,112        132,697       154,011         91,168     2,182,906       1,647,565
   Units issued                                 542,926        615,220        27,174         87,100       464,266         845,551
   Units redeemed                              (585,397)      (287,805)      (42,082)       (24,257)     (513,679)       (310,210)
                                           ------------  -------------  ------------   ------------  ------------   -------------
  Units outstanding at end of period            417,641        460,112       139,103        154,011     2,133,493       2,182,906
                                           ============  =============  ============   ============  ============   =============

(d) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                       AIM V. I.                                                    AIM V. I.        AIM V. I.
                                      Aggressive     AIM V. I.       AIM V. I.      AIM V. I.        Capital         Capital
                                      Growth II    Balanced II   Basic Value II   Blue Chip II   Appreciation II  Development II
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

                                        2002 (e)      2002 (e)       2002 (e)       2002 (e)         2002 (e)        2002 (e)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $         (9) $      1,563  $         (177) $         (109) $            (5) $            (3)
Net realized gains (losses)                   744             7               8               8               --               --
Change in unrealized gains (losses)           (45)       (1,955)           (270)         (1,260)            (166)             (48)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from operations                             690          (385)           (439)         (1,361)            (171)             (51)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       --        48,254          41,292          28,712               --               --
Benefit payments                               --            --              --              --               --               --
Payments on termination                        --          (300)           (227)           (228)              --               --
Contract maintenance charge                    --            --              --              --               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net          2,273        22,081          30,763           8,285            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from capital transactions                 2,273        70,035          71,828          36,769            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS           2,963        69,650          71,389          35,408            4,580            3,016

NET ASSETS AT BEGINNING OF PERIOD              --            --              --              --               --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD          $      2,963  $     69,650  $       71,389  $       35,408  $         4,580  $         3,016
                                     ============  ============  ==============  ==============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                  --            --              --              --               --               --
   Units issued                               369         8,460           9,370           4,628              616              390
   Units redeemed                              --           (36)            (37)            (32)              --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
  Units outstanding at end of period          369         8,424           9,333           4,596              616              390
                                     ============  ============  ==============  ==============  ===============  ===============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                         -------------------------------------------------------------------------------------------

                                                            AIM V. I.      AIM V. I.                         AIM V. I.
                                            AIM V. I.         Dent        Diversified     AIM V. I.          Government    AIM V. I.
                                         Core Equity II  Demographics II   Income II   Global Utilities II  Securities II  Growth II
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

                                            2002 (e)        2002 (e)        2002 (e)        2002 (e)           2002 (e)     2002 (e)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $           (3) $           (28) $     3,347  $               731  $      17,931  $    (11)
Net realized gains (losses)                          15               (1)          --                    8             31        (1)
Change in unrealized gains (losses)                 687             (375)      (1,565)                 419          9,371      (304)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from operations                                   699             (404)       1,782                1,158         27,333      (316)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         20,634               --       35,425               22,067      1,772,719       100
Benefit payments                                     --               --           --                   --             --        --
Payments on termination                            (570)              --         (394)                (151)          (894)       --
Contract maintenance charge                          --               --           --                   --             --        --
Transfers among the sub-accounts
  and with the Fixed Account - net                6,133            9,342       11,070                 (868)        26,145     7,857
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from capital transactions                      26,197            9,342       46,101               21,048      1,797,970     7,957
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS                26,896            8,938       47,883               22,206      1,825,303     7,641

NET ASSETS AT BEGINNING OF PERIOD                    --               --           --                   --             --        --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

NET ASSETS AT END OF PERIOD              $       26,896  $         8,938  $    47,883  $            22,206  $   1,825,303  $  7,641
                                         ==============  ===============  ===========  ===================  =============  =========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                            --               --           --                   --             --        --
   Units issued                                   3,316            1,340        4,826                2,866        169,689     1,126
   Units redeemed                                   (75)              --          (41)                 (36)           (83)       --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
  Units outstanding at end of period              3,241            1,340        4,785                2,830        169,606     1,126
                                         ==============  ===============  ===========  ===================  =============  =========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                            AIM V. I.       AIM V. I.                                    AIM V. I.
                                              AIM V. I.   International     Mid Cap       AIM V. I.     AIM V. I. New    Premier
                                            High Yield II   Growth II    Core Equity II Money Market II Technology II    Equity II
                                            ------------- -------------  -------------- --------------- -------------   -----------

                                               2002 (e)      2002 (e)       2002 (e)       2002 (e)        2002 (e)       2002 (e)
                                            ------------- -------------  -------------- --------------- -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $        (19) $          6   $         (29) $         (371) $         --    $        11
Net realized gains (losses)                           --            (1)             (1)             --            --             (1)
Change in unrealized gains (losses)                  287           (39)             (2)             --            (2)          (308)
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from operations                                    268           (34)            (32)           (371)           (2)          (298)
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                              --         1,736             100         238,165            --          8,250
Benefit payments                                      --            --              --              --            --             --
Payments on termination                               --            --              --            (125)           --             --
Contract maintenance charge                           --            --              --              --            --             --
Transfers among the sub-accounts
  and with the Fixed Account - net                10,636           163          11,145           1,485            25          2,206
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from capital transactions                       10,636         1,899          11,245         239,525            25         10,456
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS                 10,904         1,865          11,213         239,154            23         10,158

NET ASSETS AT BEGINNING OF PERIOD                     --            --              --              --            --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------

NET ASSETS AT END OF PERIOD                 $     10,904  $      1,865   $      11,213  $      239,154  $         23    $    10,158
                                            ============= =============  ============== =============== =============   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --              --              --            --             --
   Units issued                                    1,174           225           1,282          24,075             4          1,484
   Units redeemed                                     --            --              --             (13)           --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------
  Units outstanding at end of period               1,174           225           1,282          24,062             4          1,484
                                            ============= =============  ============== =============== =============   ===========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Dreyfus Socially Responsible
                                                  Delaware Group Premium Funds, Inc. Sub-Accounts      Growth Fund, Inc. Sub-Account
                                             --------------------------------------------------------  -----------------------------

                                                    Delaware VIP                                             Dreyfus Socially
                                                 GP Small Cap Value           Delaware VIP GP Trend         Responsible Growth
                                             --------------------------   ---------------------------  -----------------------------

                                                 2002          2001           2002           2001          2002           2001
                                             ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $        250  $     (2,021)  $     (4,031)  $     (1,636) $     (2,153)  $     (2,164)
Net realized gains (losses)                          (931)        1,481        (15,463)        (5,989)      (17,206)        (2,944)
Change in unrealized gains (losses)              (132,583)       38,503        (46,702)        (3,762)      (56,834)       (41,153)
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                (133,264)       37,963        (66,196)       (11,387)      (76,193)       (46,261)
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          706,287       394,804        243,044        160,988        13,261        177,291
Benefit payments                                       --            --             --           (919)           --             --
Payments on termination                           (75,758)       (5,105)       (18,160)        (3,735)      (22,697)        (5,630)
Contract maintenance charge                          (533)          (27)          (142)           (12)         (233)           (55)
Transfers among the sub-accounts
  and with the Fixed Account - net                509,870        71,557        144,491         (8,713)       49,945          5,269
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                     1,139,866       461,229        369,233        147,609        40,276        176,875
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               1,006,602       499,192        303,037        136,222       (35,917)       130,614

NET ASSETS AT BEGINNING OF PERIOD                 582,701        83,509        187,311         51,089       233,009        102,395
                                             ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                  $  1,589,303  $    582,701   $    490,348   $    187,311  $    197,092   $    233,009
                                             ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         45,515         7,204         24,184          5,514        32,951         11,070
   Units issued                                   101,857        41,866         65,461         22,011        14,292         23,323
   Units redeemed                                 (14,198)       (3,555)        (9,569)        (3,341)       (7,519)        (1,442)
                                             ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period              133,174        45,515         80,076         24,184        39,724         32,951
                                             ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Stock Index
                                                   Fund Sub-Account             Dreyfus Variable Investment Fund Sub-Accounts
                                              --------------------------   --------------------------------------------------------

                                               Dreyfus Stock Index Fund      VIF Capital Appreciation       VIF Growth & Income
                                              --------------------------   ---------------------------  ---------------------------

                                                  2002          2001           2002           2001          2002           2001
                                              ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                  $      8,957  $      1,062   $      1,541   $        178  $          1   $         --
Net realized gains (losses)                        (25,366)        3,030         (4,693)          (102)           (1)            --
Change in unrealized gains (losses)               (681,992)      (74,758)       (90,603)       (12,676)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                 (698,401)      (70,666)       (93,755)       (12,600)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         1,408,882     1,217,251        202,525        226,963            99             --
Benefit payments                                        --            --             --             --            --             --
Payments on termination                           (114,658)      (37,553)        (8,505)            --            --             --
Contract maintenance charge                         (1,182)          (69)          (109)            (5)           --             --
Transfers among the sub-accounts
  and with the Fixed Account - net               1,717,280       137,985        236,687         21,234            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                      3,010,322     1,317,614        430,598        248,192            99             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                2,311,921     1,246,948        336,843        235,592            78             --

NET ASSETS AT BEGINNING OF PERIOD                1,512,089       265,141        248,358         12,766            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                   $  3,824,010  $  1,512,089   $    585,201   $    248,358  $         78   $         --
                                              ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         185,335        28,181         27,925          1,285            --             --
   Units issued                                    470,795       168,774         57,212         26,640            12             --
   Units redeemed                                  (44,768)      (11,620)        (5,131)            --            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period               611,362       185,335         80,006         27,925            12             --
                                              ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Variable
                                           Investment Fund Sub-Accounts    Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ---------------------------- -----------------------------------------------------------

                                                 VIF Money Market               VIP Contrafund               VIP Equity-Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,933)   $      (3,776) $      (7,853) $     (4,399)
Net realized gains (losses)                           --            --        (13,179)          (1,046)        (1,851)        1,704
Change in unrealized gains (losses)                   --            --       (135,782)         (29,597)      (422,608)      (20,333)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                     --            --       (158,894)         (34,419)      (432,312)      (23,028)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --        808,672          509,803      1,262,183       930,136
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --        (65,734)         (13,237)       (99,088)       (9,615)
Contract maintenance charge                           --            --           (661)             (79)          (868)          (25)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        408,472           80,555      1,129,372        82,344
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,150,749          577,042      2,291,599     1,002,840
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    100            --        991,855          542,623      1,859,287       979,812

NET ASSETS AT BEGINNING OF PERIOD                     --            --        729,656          187,033        997,701        17,889
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         100  $         --  $   1,721,511    $     729,656  $   2,856,988  $    997,701
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         86,426           18,922         98,345         1,655
   Units issued                                       10            --        178,294           75,144        290,702       100,657
   Units redeemed                                     --            --        (36,186)          (7,640)       (45,669)       (3,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        228,534           86,426        343,378        98,345
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VIP Growth              VIP Growth Opportunities           VIP High Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,971) $     (8,526) $      (1,332)   $      (1,195) $      12,986  $       (614)
Net realized gains (losses)                      (64,861)       19,660         (5,578)          (2,847)          (693)         (502)
Change in unrealized gains (losses)             (660,322)      (91,779)       (59,978)          (8,056)        (2,046)       (4,227)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (747,154)      (80,645)       (66,888)         (12,098)        10,247        (5,343)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,104,466     1,057,551        111,006          158,576        143,632       161,041
Benefit payments                                    (700)           --             --           (1,123)            --            --
Payments on termination                         (100,374)       (9,466)       (11,876)          (6,898)        (2,887)       (1,343)
Contract maintenance charge                         (674)          (61)          (150)             (24)           (86)           (1)
Transfers among the sub-accounts
  and with the Fixed Account - net               694,765       159,165         82,530            2,200         20,115        (4,034)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,697,483     1,207,189        181,510          152,731        160,774       155,663
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                950,329     1,126,544        114,622          140,633        171,021       150,320

NET ASSETS AT BEGINNING OF PERIOD              1,479,979       353,435        185,010           44,377        150,596           276
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,430,308  $  1,479,979  $     299,632    $     185,010  $     321,617  $    150,596
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       202,157        40,135         23,416            4,746         20,582            33
   Units issued                                  349,360       166,829         30,875           21,218         23,181        21,331
   Units redeemed                                (71,161)       (4,807)        (5,152)          (2,548)          (734)         (782)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             480,356       202,157         49,139           23,416         43,029        20,582
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VIP Index 500           VIP Investment Grade Bond            VIP Overseas
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002         2001 (l)        2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,423) $     (2,452) $         234    $      (1,420) $      (3,892) $        486
Net realized gains (losses)                      (22,465)       (1,063)         2,841              119        (13,982)        3,564
Change in unrealized gains (losses)             (211,973)      (16,883)       109,430            7,805       (116,766)      (43,271)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (239,861)      (20,398)       112,505            6,504       (134,640)      (39,221)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         754,410       370,744      1,046,049          295,081        290,856       288,485
Benefit payments                                 (13,273)           --             --               --           (439)           --
Payments on termination                          (27,274)           --        (38,421)          (5,643)       (19,389)       (2,726)
Contract maintenance charge                         (218)           (6)          (207)              (7)          (248)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net               293,735       179,885        332,932              254        156,566        97,070
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,007,380       550,623      1,340,353          289,685        427,346       382,790
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                767,519       530,225      1,452,858          296,189        292,706       343,569

NET ASSETS AT BEGINNING OF PERIOD                530,225            --        297,565            1,376        389,849        46,280
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,297,744  $    530,225  $   1,750,423    $     297,565  $     682,555  $    389,849
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        67,571            --         26,618              132         54,703         4,972
    Units issued                                 186,072        68,577        138,436           27,068         80,138        50,433
    Units redeemed                               (38,241)       (1,006)       (21,355)            (582)       (13,900)         (702)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,402        67,571        143,699           26,618        120,941        54,703
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                                 Templeton
                                            Mutual Shares Securities       Templeton Asset Strategy        Foreign Securities (f)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $       1,263    $        (335) $       1,555  $      2,575
Net realized gains (losses)                           --            --         (9,618)           3,037        (13,434)       40,942
Change in unrealized gains (losses)                    3            --         (6,584)          (9,413)      (132,620)      (71,378)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                      3            --        (14,939)          (6,711)      (144,499)      (27,861)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             470            --         87,990          131,265        337,584       312,061
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --         (3,090)            (113)       (19,440)          423
Contract maintenance charge                           --            --            (58)              (2)          (213)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --         27,223           (1,643)       207,299        25,232
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          470            --        112,065          129,507        525,230       337,677
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    473            --         97,126          122,796        380,731       309,816

NET ASSETS AT BEGINNING OF PERIOD                     --            --        129,391            6,595        392,735        82,919
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         473  $         --  $     226,517    $     129,391  $     773,466  $    392,735
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         13,934              632         44,999         7,881
    Units issued                                      53            --         23,046           13,495         74,279        37,708
    Units redeemed                                    --            --        (11,144)            (193)        (9,077)         (590)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  53            --         25,836           13,934        110,201        44,999
                                           =============  ============  =============    =============  =============  ============

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs Variable
                                           Insurance Trust Sub-Account            HSBC Variable Insurance Funds Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                            VIT CORE Small Cap Equity       HSBC VI Cash Management        HSBC VI Fixed Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,097)   $       6,303  $      19,505  $      4,335
Net realized gains (losses)                           (1)           --             --               --          5,416           (46)
Change in unrealized gains (losses)                  (13)           --             --               --         78,375        (2,864)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                    (14)           --         (9,097)           6,303        103,296         1,425
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --      1,411,830        1,083,263        704,433       453,128
Benefit payments                                      --            --             --               --         (3,893)           --
Payments on termination                               --            --       (266,191)         (51,743)       (19,651)       (6,582)
Contract maintenance charge                           --            --           (377)             (83)          (308)          (52)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        776,769         (107,740)       383,636        65,986
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,922,031          923,697      1,064,217       512,480
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     86            --      1,912,934          930,000      1,167,513       513,905

NET ASSETS AT BEGINNING OF PERIOD                     --            --      1,084,968          154,968        539,300        25,395
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          86  $         --  $   2,997,902    $   1,084,968  $   1,706,813  $    539,300
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --        105,129           15,211         51,238         2,487
    Units issued                                      10            --        283,011          162,903        117,650        50,126
    Units redeemed                                    --            --        (96,382)         (72,985)       (19,514)       (1,375)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        291,758          105,129        149,374        51,238
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             HSBC Variable Insurance
                                                Funds Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                             HSBC VI Growth & Income               MFS Bond                 MFS Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002          2001 (l)         2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (16,744) $     (9,583) $      30,209    $        (281) $          --  $         --
Net realized gains (losses)                      (35,408)       (2,618)          (307)             365             (1)           --
Change in unrealized gains (losses)             (467,722)     (169,501)        42,389            6,210            (25)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (519,874)     (181,702)        72,291            6,294            (26)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         458,451     1,270,715        626,702          234,755            100            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (90,325)      (30,641)       (48,175)            (571)            --            --
Contract maintenance charge                       (1,015)         (223)          (152)              --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net               364,336        91,429        354,483          (36,753)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      731,447     1,331,280        932,858          197,431            100            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                211,573     1,149,578      1,005,149          203,725             74            --

NET ASSETS AT BEGINNING OF PERIOD              1,522,876       373,298        203,725               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,734,449  $  1,522,876  $   1,208,874    $     203,725  $          74  $         --
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       182,882        36,688         18,271               --             --            --
    Units issued                                 130,022       151,716         98,067           24,096             21            --
    Units redeemed                               (31,973)       (5,522)       (15,539)          (5,825)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             280,931       182,882        100,799           18,271             21            --
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 MFS High Income              MFS Investors Trust            MFS New Discovery
                                           ---------------------------  ------------------------------ ----------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $       6,088  $        166  $      (2,764)   $      (1,278) $      (3,705) $     (1,201)
Net realized gains (losses)                       (6,091)         (516)       (16,828)            (681)       (13,694)          (82)
Change in unrealized gains (losses)                 (106)       (2,722)       (75,624)          (8,313)       (95,486)        1,200
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (109)       (3,072)       (95,216)         (10,272)      (112,885)          (83)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          72,216        92,761        266,289          246,852        224,699        83,494
Benefit payments                                  (7,796)           --             --               --             --            --
Payments on termination                          (13,110)           --         (3,337)            (470)        (6,295)       (1,196)
Contract maintenance charge                          (42)           (8)          (162)              --            (79)            9
Transfers among the sub-accounts
  and with the Fixed Account - net               (55,619)        5,436         73,217          (13,479)       104,733        17,988
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                       (4,351)       98,189        336,007          232,903        323,058       100,295
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 (4,460)       95,117        240,791          222,631        210,173       100,212

NET ASSETS AT BEGINNING OF PERIOD                 96,116           999        222,631               --        161,471        61,259
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      91,656  $     96,116  $     463,422    $     222,631  $     371,644  $    161,471
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        10,338           108         27,560               --         19,369         6,891
   Units issued                                   10,112        10,230         61,959           31,465         68,158        13,463
   Units redeemed                                (10,717)           --        (16,015)          (3,905)       (21,494)         (985)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               9,733        10,338         73,504           27,560         66,033        19,369
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   Oppenheimer                                                  Oppenheimer
                                                Aggressive Growth              Oppenheimer Bond            Capital Appreciation
                                           ---------------------------  ------------------------------  --------------------------

                                                2002          2001           2002           2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,618) $     (3,559) $      32,312    $       2,261  $      (7,079) $     (4,537)
Net realized gains (losses)                      (26,906)       35,875         (1,705)             474        (35,274)       (6,770)
Change in unrealized gains (losses)             (321,148)     (149,039)        39,178           (1,486)      (270,053)      (23,660)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (355,672)     (116,723)        69,785            1,249       (312,406)      (34,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         517,325       853,299        727,986          253,459        440,452       861,009
Benefit payments                                      --            --        (43,585)              --             --            --
Payments on termination                          (47,003)       (5,174)       (10,687)          (1,195)       (20,201)       (3,827)
Contract maintenance charge                         (619)          (93)          (240)              (7)          (258)           (4)
Transfers among the sub-accounts
  and with the Fixed Account - net               316,851        24,574        222,225           26,349         99,989        10,196
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      786,554       872,606        895,699          278,606        519,982       867,374
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                430,882       755,883        965,484          279,855        207,576       832,407

NET ASSETS AT BEGINNING OF PERIOD                852,798        96,915        279,855               --        833,224           817
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,283,680  $    852,798  $   1,245,339    $     279,855  $   1,040,800  $    833,224
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       137,154        10,578         25,776               --        107,889            91
    Units issued                                 178,775       129,483        131,470           27,141        109,405       113,464
    Units redeemed                               (26,390)       (2,907)       (50,762)          (1,365)       (30,703)       (5,666)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             289,539       137,154        106,484           25,776        186,591       107,889
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                          Oppenheimer Main Street
                                          Oppenheimer Global Securities    Oppenheimer High Income            Growth & Income
                                          ----------------------------- ------------------------------  ---------------------------

                                                2002          2001           2002           2001 (l)        2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,023) $     (1,982) $      26,857    $      (1,069) $     (15,209) $     (8,409)
Net realized gains (losses)                       (9,139)       (1,618)        (5,418)              --        (34,548)      (12,296)
Change in unrealized gains (losses)             (126,453)       (5,176)       (33,546)             516       (453,939)      (72,384)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (139,615)       (8,776)       (12,107)            (553)      (503,696)      (93,089)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         286,881       336,170        209,298          220,110      1,222,656     1,174,543
Benefit payments                                      --            --             --               --         (1,266)           --
Payments on termination                          (10,181)         (661)       (11,159)              --       (136,251)      (32,884)
Contract maintenance charge                         (132)           --            (33)              --         (1,400)         (150)
Transfers among the sub-accounts
  and with the Fixed Account - net                63,816        16,790         70,726            4,839        646,965        47,642
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      340,384       352,299        268,832          224,949      1,730,704     1,189,151
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                200,769       343,523        256,725          224,396      1,227,008     1,096,062

NET ASSETS AT BEGINNING OF PERIOD                343,523            --        224,396               --      1,423,943       327,881
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     544,292  $    343,523  $     481,121    $     224,396  $   2,650,951  $  1,423,943
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        41,075            --         23,570               --        173,074        35,354
    Units issued                                  61,217        43,096         46,348           23,571        278,055       153,342
    Units redeemed                               (17,651)       (2,021)       (17,486)              (1)       (49,316)      (15,622)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              84,641        41,075         52,432           23,570        401,813       173,074
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Putnam Variable Trust
                                                 Oppenheimer Variable Account Funds Sub-Accounts               Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                             Oppenheimer Main Street                                            VT American
                                                 Small Cap Growth         Oppenheimer Strategic Bond         Government Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,908) $     (1,048) $      76,572    $       5,828  $      47,881  $    (30,283)
Net realized gains (losses)                       (5,522)           12         (4,940)           8,354         55,493         9,694
Change in unrealized gains (losses)              (73,334)        9,177         48,667            2,747        470,059       115,333
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (83,764)        8,141        120,299           16,929        573,433        94,744
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         301,034       183,252        614,642          950,117        976,099     1,707,591
Benefit payments                                  (8,018)           --             --               --       (479,546)      (86,476)
Payments on termination                           (9,819)       (2,697)       (91,180)         (15,792)      (559,487)     (133,180)
Contract maintenance charge                         (120)          (11)          (689)             (43)            --            73
Transfers among the sub-accounts
  and with the Fixed Account - net               165,123         1,488        831,735          (12,237)     5,699,965     2,775,602
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      448,200       182,032      1,354,508          922,045      5,637,031     4,263,610
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                364,436       190,173      1,474,807          938,974      6,210,464     4,358,354

NET ASSETS AT BEGINNING OF PERIOD                192,269         2,096      1,029,066           90,092      4,836,537       478,183
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     556,705  $    192,269  $   2,503,873    $   1,029,066  $  11,047,001  $  4,836,537
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,387           240         96,313            8,730        413,735        43,020
   Units issued                                   75,718        22,505        157,440           94,439        715,110       450,174
   Units redeemed                                (20,195)         (358)       (32,879)          (6,856)      (249,160)      (79,459)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              77,910        22,387        220,874           96,313        879,685       413,735
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                              VT Asia Pacific Growth       VT Capital Appreciation         VT Diversified Income
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (2,812) $     (2,518) $      (7,963)   $      (4,030) $     549,058  $    244,406
Net realized gains (losses)                     (104,351)       (7,799)       (61,522)              (2)       (86,212)      (10,192)
Change in unrealized gains (losses)              140,808       (52,835)      (130,988)         (20,871)      (110,662)     (164,037)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 33,645       (63,152)      (200,473)         (24,903)       352,184        70,177
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           2,630        10,387        225,574          247,675        585,727     1,437,073
Benefit payments                                  (4,237)           --        (16,977)              --        (59,040)      (53,060)
Payments on termination                          (21,299)       (6,944)       (36,000)         (10,003)      (328,267)     (179,377)
Contract maintenance charge                           --            34             --               14             --           457
Transfers among the sub-accounts
  and with the Fixed Account - net              (166,609)       (4,451)       156,685          291,279      1,194,764     2,737,783
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (189,515)         (974)       329,282          528,965      1,393,184     3,942,876
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (155,870)      (64,126)       128,809          504,062      1,745,368     4,013,053

NET ASSETS AT BEGINNING OF PERIOD                155,870       219,996        593,070           89,008      7,011,861     2,998,808
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    155,870  $     721,879    $     593,070  $   8,757,229  $  7,011,861
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        21,671        22,952         76,409            9,747        705,368       308,305
   Units issued                                2,134,507         9,246        100,566           77,798        372,080       522,908
   Units redeemed                             (2,156,178)      (10,527)       (55,573)         (11,136)      (235,119)     (125,845)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --        21,671        121,402           76,409        842,329       705,368
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VT The George
                                              Putnam Fund of Boston       VT Global Asset Allocation        VT Global Equity (h)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      84,877  $     40,725  $      11,821    $      (7,135) $     (78,532) $    (79,151)
Net realized gains (losses)                     (101,776)        7,883       (139,516)          69,788     (1,066,670)    1,039,687
Change in unrealized gains (losses)           (1,022,019)      (64,842)      (103,220)        (160,820)      (475,468)   (3,218,965)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (1,038,918)      (16,234)      (230,915)         (98,167)    (1,620,670)   (2,258,429)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,565,502     3,082,687        199,065          850,802        454,062     2,033,772
Benefit payments                                (127,958)      (80,522)       (13,867)          (9,462)       (78,735)      (14,033)
Payments on termination                         (465,024)     (433,554)       (38,113)         (70,157)      (371,681)     (368,299)
Contract maintenance charge                           --           464             --              120             --           888
Transfers among the sub-accounts
  and with the Fixed Account - net             2,492,718     2,536,008       (261,148)         364,490        693,397     1,902,161
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
   from capital transactions                   3,465,238     5,105,083       (114,063)       1,135,793        697,043     3,554,489
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS              2,426,320     5,088,849       (344,978)       1,037,626       (923,627)    1,296,060

NET ASSETS AT BEGINNING OF PERIOD              8,131,971     3,043,122      1,826,389          788,763      7,127,149     5,831,089
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  10,558,291  $  8,131,971  $   1,481,411    $   1,826,389  $   6,203,522  $  7,127,149
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       804,203       302,290        201,368           78,479        957,843       536,592
   Units issued                                  628,003       628,570         94,346          160,059      7,049,003       624,564
   Units redeemed                               (273,975)     (126,657)      (105,784)         (37,170)    (6,818,225)     (203,313)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           1,158,231       804,203        189,930          201,368      1,188,621       957,843
                                           =============  ============  =============    =============  =============  ============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                               VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      81,055  $     16,576  $     (33,751)   $     (43,926) $     (86,848) $    (75,160)
Net realized gains (losses)                     (694,990)      224,923       (709,677)        (306,117)      (382,462)      (51,408)
Change in unrealized gains (losses)           (8,360,574)   (2,529,260)      (283,633)      (1,076,038)    (1,298,547)   (1,024,049)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (8,974,509)   (2,287,761)    (1,027,061)      (1,426,081)    (1,767,857)   (1,150,617)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       4,602,606    10,841,449        131,908          409,760        489,764     1,610,547
Benefit payments                                (369,094)     (303,994)       (43,418)          (8,899)      (115,412)       (9,798)
Payments on termination                       (2,048,469)   (1,765,681)      (119,724)        (260,915)      (439,905)     (327,751)
Contract maintenance charge                           --         3,017             --              539             --           747
Transfers among the sub-accounts
  and with the Fixed Account - net             3,603,492    12,291,051       (381,306)       1,227,075        123,157     2,570,470
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    5,788,535    21,065,842       (412,540)       1,367,560         57,604     3,844,215
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (3,185,974)   18,778,081     (1,439,601)         (58,521)    (1,710,253)    2,693,598

NET ASSETS AT BEGINNING OF PERIOD             38,583,844    19,805,763      3,478,015        3,536,536      7,599,774     4,906,176
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  35,397,870  $ 38,583,844  $   2,038,414    $   3,478,015  $   5,889,521  $  7,599,774
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     4,244,481     2,026,103        697,881          475,734        662,760       337,301
    Units issued                               1,703,336     2,911,455         99,104          397,635        197,957       452,258
    Units redeemed                            (1,108,423)     (693,077)      (209,651)        (175,488)      (206,381)     (126,799)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           4,839,394     4,244,481        587,334          697,881        654,336       662,760
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT High Yield                  VT Income               VT International Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     434,497  $    224,792  $     476,576    $     189,136  $     (47,888) $    (93,512)
Net realized gains (losses)                     (113,013)      (22,190)         3,206           10,924     (1,088,302)      706,668
Change in unrealized gains (losses)             (425,032)     (189,598)       482,626           55,819       (638,125)   (2,812,178)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (103,548)       13,004        962,408          255,879     (1,774,315)   (2,199,022)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         616,127     1,450,650      1,983,496        4,220,783        794,984     2,269,201
Benefit payments                                 (31,268)      (16,627)      (165,870)         (18,242)       (67,241)     (105,612)
Payments on termination                         (203,015)      (96,789)      (848,154)        (426,091)      (344,514)     (347,745)
Contract maintenance charge                           --           173             --              355             --         1,192
Transfers among the sub-accounts
  and with the Fixed Account - net               136,413     1,317,388      4,910,577        4,805,874      2,134,523     2,818,044
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      518,257     2,654,795      5,880,049        8,582,679      2,517,752     4,635,080
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                414,709     2,667,799      6,842,457        8,838,558        743,437     2,436,058

NET ASSETS AT BEGINNING OF PERIOD              3,806,563     1,138,764     11,166,626        2,328,068     10,260,226     7,824,168
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   4,221,272  $  3,806,563  $  18,009,083    $  11,166,626  $  11,003,663  $ 10,260,226
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       414,820       126,880      1,018,684          225,137      1,023,299       607,250
    Units issued                                 162,514       342,925        918,727          927,355      5,621,104       629,385
    Units redeemed                              (108,150)      (54,985)      (395,862)        (133,808)    (5,175,550)     (213,336)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             469,184       414,820      1,541,549        1,018,684      1,468,853     1,023,299
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                VT International               VT International
                                                Growth and Income              New Opportunities               VT Investors
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (20,328) $     (6,562) $     (16,922)   $     (33,794) $    (178,037) $   (203,907)
Net realized gains (losses)                       81,807        46,420       (183,989)        (383,372)    (1,403,549)     (330,667)
Change in unrealized gains (losses)             (177,522)     (505,177)        35,115         (578,196)    (3,210,257)   (4,131,863)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (116,043)     (465,319)      (165,796)        (995,362)    (4,791,843)   (4,666,437)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         218,906       714,317         39,871          400,243      1,060,118     4,557,817
Benefit payments                                 (31,753)      (12,004)       (27,483)          (6,601)      (161,884)     (241,599)
Payments on termination                          (85,926)     (118,061)      (117,692)        (100,296)      (771,532)   (1,191,241)
Contract maintenance charge                           --           254            (25)             451             --         2,135
Transfers among the sub-accounts
  and with the Fixed Account - net               682,868       435,838        802,503          191,102         53,101     5,761,311
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      784,095     1,020,344        697,174          484,899        179,803     8,888,423
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                668,052       555,025        531,378         (510,463)    (4,612,040)    4,221,986

NET ASSETS AT BEGINNING OF PERIOD              2,225,168     1,670,143      2,448,547        2,959,010     18,236,845    14,014,859
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,893,220  $  2,225,168  $   2,979,925    $   2,448,547  $  13,624,805  $ 18,236,845
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       259,649       152,175        318,047          269,398      2,525,362     1,433,516
    Units issued                               3,959,858       172,772      6,714,685          145,163        688,969     1,637,882
    Units redeemed                            (3,808,143)      (65,298)    (6,462,309)         (96,514)      (696,588)     (546,036)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             411,364       259,649        570,423          318,047      2,517,743     2,525,362
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 VT Money Market             VT New Opportunities                VT New Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,145) $    148,343  $    (154,571)   $    (175,753) $     (24,345) $    (17,146)
Net realized gains (losses)                           --            --     (2,342,828)       1,634,385        (18,435)       33,095
Change in unrealized gains (losses)                   --            --     (2,309,747)      (6,719,016)    (1,074,247)       20,108
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (21,145)      148,343     (4,807,146)      (5,260,384)    (1,117,027)       36,057
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       7,717,337     3,387,191        931,162        3,341,166        924,873     1,574,190
Benefit payments                                (244,717)     (244,278)      (101,273)        (159,114)       (85,489)      (33,319)
Payments on termination                       (1,478,857)   (1,258,641)      (583,474)        (655,497)      (266,709)      (86,442)
Contract maintenance charge                          (75)          395             --            2,117             --           136
Transfers among the sub-accounts
  and with the Fixed Account - net            (5,499,123)    6,231,955       (680,284)       3,728,788      1,469,297     2,326,065
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      494,565     8,116,622       (433,869)       6,257,460      2,041,972     3,780,630
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                473,420     8,264,965     (5,241,015)         997,076        924,945     3,816,687

NET ASSETS AT BEGINNING OF PERIOD             10,855,422     2,590,457     14,891,393       13,894,317      4,707,162       890,475
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  11,328,842  $ 10,855,422  $   9,650,378    $  14,891,393  $   5,632,107  $  4,707,162
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       992,386       242,264      1,962,506        1,214,985        429,883        83,776
  Units issued                                12,709,141     1,534,686        343,279        1,150,661        382,774       413,549
  Units redeemed                             (12,659,413)     (784,564)      (430,631)        (403,140)      (197,443)      (67,442)
                                           -------------  ------------  -------------    -------------  -------------  ------------
Units outstanding at end of period             1,042,114       992,386      1,875,154        1,962,506        615,214       429,883
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                            VT OTC & Emerging Growth             VT Research                 VT Small Cap Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (29,936) $    (38,726) $     (48,031)   $     (53,007) $     (64,566) $    (40,574)
Net realized gains (losses)                     (799,166)     (455,148)      (364,884)         159,712         16,257        32,251
Change in unrealized gains (losses)             (169,251)   (1,479,065)    (1,412,243)      (1,163,206)    (1,383,462)      478,615
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (998,353)   (1,972,939)    (1,825,158)      (1,056,501)    (1,431,771)      470,292
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          64,641       777,878        770,492        1,673,571        975,293     1,481,580
Benefit payments                                  (9,581)      (45,240)      (103,072)         (45,589)       (54,567)       (2,272)
Payments on termination                         (125,519)      (92,248)      (268,723)        (421,712)      (289,600)     (175,819)
Contract maintenance charge                           --           519             --              579             --           222
Transfers among the sub-accounts
  and with the Fixed Account - net              (104,693)      974,160        682,552        2,797,402      1,271,785     1,919,055
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (175,152)    1,615,069      1,081,249        4,004,251      1,902,911     3,222,766
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (1,173,505)     (357,870)      (743,909)       2,947,750        471,140     3,693,058

NET ASSETS AT BEGINNING OF PERIOD              3,047,515     3,405,385      6,749,175        3,801,425      5,150,130     1,457,072
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,874,010  $  3,047,515  $   6,005,266    $   6,749,175  $   5,621,270  $  5,150,130
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       596,523       355,506        751,583          338,635        349,309       115,092
    Units issued                                 104,905       404,058        334,519          529,970        260,501       327,688
    Units redeemed                              (154,409)     (163,041)      (212,279)        (117,022)      (136,694)      (93,471)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             547,019       596,523        873,823          751,583        473,116       349,309
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT Technology        VT Utilities Growth and Income            VT Vista
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,856) $     (8,685) $      83,220    $      42,120  $     (75,580) $    (84,194)
Net realized gains (losses)                     (787,731)     (161,819)      (419,647)         115,500     (1,030,206)      370,771
Change in unrealized gains (losses)              337,975      (126,280)      (813,800)      (1,086,042)    (1,271,269)   (3,048,984)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (457,612)     (296,784)    (1,150,227)        (928,422)    (2,377,055)   (2,762,407)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          61,238       373,224        322,873        1,487,679        386,924     1,967,227
Benefit payments                                      --            (4)       (30,345)         (16,528)       (38,456)      (82,330)
Payments on termination                          (17,049)      (19,523)      (189,644)        (160,811)      (300,236)     (348,165)
Contract maintenance charge                           --            92             --              369             --           954
Transfers among the sub-accounts
  and with the Fixed Account - net              (466,352)      221,698       (212,354)       1,510,445       (324,890)    2,351,032
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (422,163)      575,487       (109,470)       2,821,154       (276,658)    3,888,718
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (879,775)      278,703     (1,259,697)       1,892,732     (2,653,713)    1,126,311

NET ASSETS AT BEGINNING OF PERIOD                879,775       601,072      4,317,355        2,424,623      7,387,710     6,261,399
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    879,775  $   3,057,658    $   4,317,355  $   4,733,997  $  7,387,710
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       246,240       101,041        485,753          209,218        853,094       469,248
    Units issued                                 241,145       238,119        114,886          358,239        171,508       573,606
    Units redeemed                              (487,385)      (92,920)      (142,010)         (81,704)      (226,826)     (189,760)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --       246,240        458,629          485,753        797,776       853,094
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Scudder Variable Series I
                                                       Putnam Variable Trust Sub-Accounts                       Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                                    VT Voyager                  VT Voyager II               21st Century Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (136,635) $    (31,867) $      (9,325)   $      (3,545) $         (40) $        (66)
Net realized gains (losses)                   (2,707,275)    4,056,082        (31,175)         (18,937)           (24)       (2,679)
Change in unrealized gains (losses)           (4,378,666)  (10,025,495)      (163,350)         (58,150)        (2,738)         (501)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (7,222,576)   (6,001,280)      (203,850)         (80,632)        (2,802)       (3,246)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,789,130     5,293,560        149,869          429,422          3,675            --
Benefit payments                                (177,718)      (79,402)       (22,104)              --             --            --
Payments on termination                       (1,172,861)     (999,420)       (17,153)         (17,244)            --            --
Contract maintenance charge                           --         3,178             --               14             --             1
Transfers among the sub-accounts
  and with the Fixed Account - net              (293,526)    5,925,855        709,275          122,888             --          (929)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      145,025    10,143,771        819,887          535,080          3,675          (928)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (7,077,551)    4,142,491        616,037          454,448            873        (4,174)

NET ASSETS AT BEGINNING OF PERIOD             25,006,570    20,864,079        544,402           89,954          4,999         9,173
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  17,929,019  $ 25,006,570  $   1,160,439    $     544,402  $       5,872  $      4,999
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,800,185     1,766,998        108,953           12,302            485           679
    Units issued                                 709,702     1,575,796        268,979          108,838            493           485
    Units redeemed                              (711,715)     (542,609)       (43,926)         (12,187)            (1)         (679)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           2,798,172     2,800,185        334,006          108,953            977           485
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                     Balanced                        Bond                      Capital Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          22  $        (10) $         401    $         131  $         (20) $         (5)
Net realized gains (losses)                           (8)           (1)            (1)              --             (6)           (1)
Change in unrealized gains (losses)               (1,236)          (26)           495               66         (1,038)          (40)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 (1,222)          (37)           895              197         (1,064)          (46)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           7,481            --          7,351               --          3,675            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 1,751         3,192            310            7,627             --         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        9,232         3,192          7,661            7,627          3,675         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  8,010         3,155          8,556            7,824          2,611         1,541

NET ASSETS AT BEGINNING OF PERIOD                  3,155            --          7,824               --          1,541            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      11,165  $      3,155  $      16,380    $       7,824  $       4,152  $      1,541
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           287            --            691               --            150            --
    Units issued                                     982           287            665              691            425           150
    Units redeemed                                   (65)           --             --               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               1,204           287          1,356              691            575           150
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 Global Discovery              Growth and Income               International
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $         (24) $         (5) $         (19)   $          13  $          (8) $        (13)
Net realized gains (losses)                           (6)           (1)           (24)              87            (23)          703
Change in unrealized gains (losses)                 (866)          (71)        (2,889)            (657)        (1,328)       (2,197)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (896)          (77)        (2,932)            (557)        (1,359)       (1,507)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           3,676            --          7,481               --          3,674            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                    --         1,597          1,759            7,599             --         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        3,676         1,597          9,240            7,599          3,674         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  2,780         1,520          6,308            7,042          2,315         4,504

NET ASSETS AT BEGINNING OF PERIOD                  1,520            --          7,042               --          4,504            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $       4,300  $      1,520  $      13,350    $       7,042  $       6,819  $      4,504
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           121            --            778               --            530            --
    Units issued                                     310           121          1,236              778            462           530
    Units redeemed                                    --            --            (78)              --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                 431           121          1,936              778            992           530
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Scudder Variable
                                                  Scudder Variable Series I Sub-Accounts             Series II Sub-Account
                                             ------------------------------------------------   -------------------------------

                                              Large Growth
                                                Company                 Money Market                        Growth
                                             --------------   -------------------------------   ------------------------------

                                                2001 (m)           2002             2001             2002           2001 (m)
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $           (7)  $           --   $          195   $          (21)  $          (16)
Net realized gains (losses)                            (774)              --               --               (8)              (2)
Change in unrealized gains (losses)                      --               --               --           (1,057)            (286)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                      (781)              --              195           (1,086)            (304)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                 --               --               --               --               --
Benefit payments                                         --               --               --               --               --
Payments on termination                                  --               --               --               --               --
Contract maintenance charge                              --               --                3               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net                      781               --          (22,227)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                             781               --          (22,224)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                        --               --          (22,029)            (774)           3,333

NET ASSETS AT BEGINNING OF PERIOD                        --               --           22,029            3,333               --
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $           --   $           --   $           --   $        2,559   $        3,333
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --               --            1,996              395               --
    Units issued                                        395               --            3,091               38              395
    Units redeemed                                     (395)              --           (5,087)              --               --
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                     --               --               --              433              395
                                             ==============   ==============   ==============   ==============   ==============

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Van Kampen Life Investment Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   LIT Comstock               LIT Domestic Income           LIT Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001         2002 (i)         2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,161) $     (2,636) $      13,155    $        (212) $      (4,094) $     (2,475)
Net realized gains (losses)                      (17,208)       (2,018)       (13,219)              11        (32,289)       (2,464)
Change in unrealized gains (losses)             (164,779)      (22,066)          (662)             662       (145,513)      (57,203)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (187,148)      (26,720)          (726)             461       (181,896)      (62,142)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         675,394       442,948        160,541           76,228        292,917       244,849
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (25,542)       (3,928)        (2,967)            (529)       (10,378)       (1,684)
Contract maintenance charge                         (273)          (11)            (8)              --           (150)           10
Transfers among the sub-accounts
  and with the Fixed Account - net               151,357        16,704       (238,135)           5,135         36,594        24,949
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      800,936       455,713        (80,569)          80,834        318,983       268,124
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                613,788       428,993        (81,295)          81,295        137,087       205,982

NET ASSETS AT BEGINNING OF PERIOD                432,893         3,900         81,295               --        330,265       124,283
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,046,681  $    432,893  $          --    $      81,295  $     467,352  $    330,265
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        38,811           337          7,234               --         65,356        16,637
    Units issued                                 103,798        44,920         24,428            7,283        106,797        50,319
    Units redeemed                               (24,925)       (6,446)       (31,662)             (49)       (33,432)       (1,600)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             117,684        38,811             --            7,234        138,721        65,356
                                           =============  ============  =============    =============  =============  ============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Wells Fargo Variable
                                               Van Kampen Life Investment Trust Sub-Accounts          Trust Sub-Accounts
                                             ------------------------------------------------   -------------------------------

                                             LIT Government           LIT Money Market          Wells Fargo VT Asset Allocation
                                             --------------   -------------------------------   -------------------------------

                                                2002 (j)           2002           2001 (l)           2002             2001
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $       (2,540)  $         (967)  $        9,822   $        2,977   $          334
Net realized gains (losses)                           4,280               --               --           (2,280)           1,890
Change in unrealized gains (losses)                  16,487               --               --          (44,376)          (3,348)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    18,227             (967)           9,822          (43,679)          (1,124)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            214,639        1,069,697        1,954,846          192,625          114,671
Benefit payments                                         --         (242,881)              --               --               --
Payments on termination                             (14,126)         (77,902)          (7,530)         (24,449)          (1,080)
Contract maintenance charge                             (31)            (187)              (3)            (184)               1
Transfers among the sub-accounts
  and with the Fixed Account - net                  277,122          (25,192)        (613,513)         186,483              622
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         477,604          723,535        1,333,800          354,475          114,214
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   495,831          722,568        1,343,622          310,796          113,090

NET ASSETS AT BEGINNING OF PERIOD                        --        1,343,622               --          119,765            6,675
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      495,831   $    2,066,190   $    1,343,622   $      430,561   $      119,765
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --          129,426               --           13,021              667
    Units issued                                     62,595          217,804          215,312           48,396           12,470
    Units redeemed                                  (16,003)        (148,112)         (85,886)          (7,025)            (116)
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 46,592          199,118          129,426           54,392           13,021
                                             ==============   ==============   ==============   ==============   ==============

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------

                                                          Wells Fargo Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------

                                              Wells Fargo VT Equity-Income          Wells Fargo VT Growth
                                             -------------------------------   -------------------------------

                                                  2002             2001             2002             2001
                                             --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $          863   $          (88)  $         (716)  $         (278)
Net realized gains (losses)                          (7,377)           1,813           (9,012)           2,605
Change in unrealized gains (losses)                 (24,849)          (5,590)         (10,645)          (7,135)
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                   (31,363)          (3,865)         (20,373)          (4,808)
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            140,144           75,175           54,133           32,620
Benefit payments                                         --               --               --               --
Payments on termination                              (7,734)            (740)            (484)              --
Contract maintenance charge                             (46)              --              (42)             (18)
Transfers among the sub-accounts
  and with the Fixed Account - net                      545            9,155           39,505            4,000
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         132,909           83,590           93,112           36,602
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   101,546           79,725           72,739           31,794

NET ASSETS AT BEGINNING OF PERIOD                    82,475            2,750           35,321            3,527
                                             --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      184,021   $       82,475   $      108,060   $       35,321
                                             ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period            8,467              264            4,893              390
    Units issued                                     19,858            8,280           16,225            4,506
    Units redeemed                                   (4,629)             (77)            (675)              (3)
                                             --------------   --------------   --------------   --------------
  Units outstanding at end of period                 23,696            8,467           20,443            4,893
                                             ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Allstate New York issues fifteen variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider"), the Provider Ultra ("Ultra"), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), and the Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                AIM VARIABLE INSURANCE FUNDS SERIES II
         AIM V.I. Aggressive Growth                                  (CONTINUED)
         AIM V.I. Balanced                                           AIM V.I. Basic Value II
         AIM V.I. Basic Value                                        AIM V. I. Blue Chip II
         AIM V.I. Blue Chip                                          AIM V. I. Capital Appreciation II
         AIM V.I. Capital Appreciation                               AIM V. I. Capital Development II
         AIM V.I. Capital Development                                AIM V. I. Core Equity II
         AIM V.I. Core Equity (Previously known as                   AIM V. I. Dent Demographics II
            AIM V.I. Growth and Income)                              AIM V. I. Diversified Income II
         AIM V.I. Dent Demographics                                  AIM V. I. Global Utilities II
         AIM V.I. Diversified Income                                 AIM V. I. Government Securities II
         AIM V.I. Global Utilities                                   AIM V. I. Growth II
         AIM V.I. Government Securities                              AIM V. I. High Yield II
         AIM V.I. Growth                                             AIM V. I. International Growth II
         AIM V.I. High Yield                                         AIM V. I. Mid Cap Core Equity II
         AIM V.I. International Growth (Previously known             AIM V. I. Money Market II
            AIM V.I. International Equity)                           AIM V. I. New Technology II
         AIM V.I. Mid Cap Core Equity (Previously                    AIM V. I. Premier Equity II
            known as Mid Cap Equity)                              DELAWARE GROUP PREMIUM FUND, INC.
         AIM V.I. Money Market                                       Delaware VIP GP Small Cap Value
         AIM V.I. New Technology                                     Delaware VIP GP Trend
         AIM V. I. Premier Equity (Previously known               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
            as AIM V.I. Value)                                       Dreyfus Socially Responsible Growth Fund
      AIM VARIABLE INSURANCE FUNDS SERIES II                      DREYFUS STOCK INDEX FUND
         AIM V.I. Aggressive Growth II                               Dreyfus Stock Index Fund
         AIM V.I. Balanced II

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      DREYFUS VARIABLE INVESTMENT FUND                            PUTNAM VARIABLE TRUST (CONTINUED)
         VIF Capital Appreciation                                    VT Global Equity (Previously known as
         VIF Growth & Income                                           Global Growth)
         VIF Money Market                                            VT Growth and Income
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                      VT Growth Opportunities
         VIP Contrafund                                              VT Health Sciences
         VIP Equity-Income                                           VT High Yield
         VIP Growth                                                  VT Income
         VIP Growth Opportunities                                    VT International Growth
         VIP High Income                                             VT International Growth and Income
         VIP Index 500                                               VT International New Opportunities
         VIP Investment Grade Bond                                   VT Investors
         VIP Overseas                                                VT Money Market
      FRANKLIN TEMPLETON VARIABLE INSURANCE                          VT New Opportunities
       PRODUCTS TRUST                                                VT New Value
         Mutual Shares Securities                                    VT OTC & Emerging Growth
         Templeton Asset Strategy                                    VT Research
         Templeton Foreign Securities (Previously                    VT Small Cap Value
            known as Templeton International                         VT Technology (Closed 10/11/2002)
            Securities)                                              VT Utilities Growth and Income
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                         VT Vista
         VIT CORE Small Cap Equity                                   VT Voyager
      HSBC VARIABLE INSURANCE FUNDS                                  VT Voyager II
         HSBC VI Cash Management                                  SCUDDER VARIABLE SERIES I
         HSBC VI Fixed Income                                        21st Century Growth
         HSBC VI Growth & Income                                     Balanced
      MFS VARIABLE INSURANCE TRUST                                   Bond
         MFS Bond                                                    Capital Growth
         MFS Emerging Growth                                         Global Discovery
         MFS High Income                                             Growth and Income
         MFS Investors Trust                                         International
         MFS New Discovery                                           Large Company Growth (merged into Scudder
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                               Variable Series II Growth)
         Oppenheimer Aggressive Growth                               Money Market*
         Oppenheimer Bond                                         SCUDDER VARIABLE SERIES II
         Oppenheimer Capital Appreciation                            Growth
         Oppenheimer Global Securities                            VAN KAMPEN LIFE INVESTMENT TRUST
         Oppenheimer High Income                                     LIT Comstock
         Oppenheimer Main Street Growth & Income                     LIT Domestic Income (Merged into LIT
         Oppenheimer Main Street Small Cap Growth                      Government)
         Oppenheimer Strategic Bond                                  LIT Emerging Growth
      PUTNAM VARIABLE TRUST                                          LIT Government
         VT American Government Income                               LIT Money Market
         VT Asia Pacific Growth (Closed 10/11/2002)               WELLS FARGO VARIABLE TRUST
         VT Capital Appreciation                                     Wells Fargo VT Asset Allocation
         VT Diversified Income                                       Wells Fargo VT Equity Income
         VT The George Putnam Fund of Boston                         Wells Fargo VT Growth
         VT Global Asset Allocation

         * This Fund was available, but had no Fund activity as of December 31, 2002.

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

--------------------------------------------------------------------------------

3.    EXPENSES (CONTINUED)

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account for Lifetime Plus, Lifetime Plus II, America Series, Enhanced Choice, Custom, SelectDirections, Provider, and Ultra contracts, 0.30% for Scudder, and 0.19% for Advisor, Advisor Plus, and Advisor Preferred. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II, Enhanced Choice, and Ultra and $30 for Putnam, Custom, SelectDirections, Provider, Advisor, Advisor Plus, and Advisor Preferred on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                               Purchases
                                                                             -------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                             $     794,518
     AIM V. I. Balanced                                                          2,927,564
     AIM V. I. Basic Value                                                       1,941,829
     AIM V. I. Blue Chip                                                         1,854,548
     AIM V. I. Capital Appreciation                                              1,409,734
     AIM V. I. Capital Development                                                 244,099
     AIM V. I. Core Equity (a)                                                   1,442,338
     AIM V. I. Dent Demographics                                                   220,334
     AIM V. I. Diversified Income                                                1,524,930
     AIM V. I. Global Utilities                                                    397,729
     AIM V. I. Government Securities                                             5,399,662
     AIM V. I. Growth                                                              662,866
     AIM V. I. High Yield                                                          513,158
     AIM V. I. International Growth (b)                                          1,155,395
     AIM V. I. Mid Cap Core Equity (c)                                             724,309
     AIM V. I. Money Market                                                      2,634,248
     AIM V. I. New Technology                                                      179,055
     AIM V. I. Premier Equity (d)                                                2,514,903

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II (e)                                             23,103
     AIM V. I. Balanced II (e)                                                      72,060
     AIM V. I. Basic Value II (e)                                                   72,076
     AIM V. I. Blue Chip II (e)                                                     37,001
     AIM V. I. Capital Appreciation II (e)                                           4,750
     AIM V. I. Capital Development II (e)                                            3,067
     AIM V. I. Core Equity II (e)                                                   26,842
     AIM V. I. Dent Demographics II (e)                                              9,339
     AIM V. I. Diversified Income II (e)                                            49,959
     AIM V. I. Global Utilities II (e)                                              22,108
     AIM V. I. Government Securities II (e)                                      1,820,797
     AIM V. I. Growth II (e)                                                         7,954
     AIM V. I. High Yield II (e)                                                    10,634
     AIM V. I. International Growth II (e)                                           1,910
     AIM V. I. Mid Cap Core Equity II (e)                                           11,240
     AIM V. I. Money Market II (e)                                                 239,962
     AIM V. I. New Technology II (e)                                                    24
     AIM V. I. Premier Equity II (e)                                                10,492

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                             $   1,213,655
     Delaware GP Trend                                                             437,538

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                       74,890

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                    3,111,146

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                      469,771
     VIF Growth & Income                                                               100
     VIF Money Market                                                                  101

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                              1,283,550
     VIP Equity-Income                                                           2,481,152
     VIP Growth                                                                  1,886,542
     VIP Growth Opportunities                                                      207,547
     VIP High Income                                                               180,746
     VIP Index 500                                                               1,169,764
     VIP Investment Grade Bond                                                   1,434,608
     VIP Overseas                                                                  501,031

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Mutual Shares Securities                                                          471
     Templeton Asset Strategy                                                      238,388
     Templeton Foreign Securities (f)                                              577,222

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Account:
     VIT CORE Small Cap Equity                                                         100

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                     2,647,620
     HSBC VI Fixed Income                                                        1,253,210
     HSBC VI Growth & Income                                                       842,254

(f) Previously known as Templeton International Securities

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                $   1,034,737
     MFS Emerging Growth                                                               100
     MFS High Income                                                                84,735
     MFS Investors Trust                                                           439,839
     MFS New Discovery                                                             381,812

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                 856,095
     Oppenheimer Bond                                                            1,094,050
     Oppenheimer Capital Appreciation                                              604,358
     Oppenheimer Global Securities                                                 375,898
     Oppenheimer High Income                                                       341,041
     Oppenheimer Main Street Growth & Income                                     1,903,819
     Oppenheimer Main Street Small Cap Growth                                      501,150
     Oppenheimer Strategic Bond                                                  1,680,904

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                               7,310,238
     VT Asia Pacific Growth (g)                                                  8,840,844
     VT Capital Appreciation                                                       550,130
     VT Diversified Income                                                       3,069,805
     VT The George Putnam Fund of Boston                                         4,712,677
     VT Global Asset Allocation                                                    704,738
     VT Global Equity (h)                                                       22,070,380
     VT Growth  Opportunities                                                      266,676
     VT Growth and Income                                                        9,458,505
     VT Health Sciences                                                          1,197,340
     VT High Yield                                                               1,569,076
     VT Income                                                                   7,784,041
     VT International Growth                                                    26,904,117
     VT International Growth and Income                                         18,723,590
     VT International New Opportunities                                         20,270,831
     VT Investors                                                                2,157,728
     VT Money Market                                                            98,875,489
     VT New Opportunities                                                        1,158,449
     VT New Value                                                                3,068,251
     VT OTC & Emerging Growth                                                      227,949
     VT Research                                                                 1,791,637
     VT Small Cap Value                                                          2,832,033
     VT Technology (g)                                                             651,941
     VT Utilities Growth and Income                                                759,475
     VT Vista                                                                      697,568
     VT Voyager                                                                  2,898,637
     VT Voyager II                                                                 953,080

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Scudder Variable Series I Sub-Accounts:
     21st Century Growth                                                     $       3,670
     Balanced                                                                        9,612
     Bond                                                                            8,152
     Capital Growth                                                                  3,677
     Global Discovery                                                                3,673
     Growth and Income                                                               9,591
     International                                                                   3,705

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                            309

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                                  874,659
     LIT Domestic Income (i)                                                       184,853
     LIT Emerging Growth                                                           411,847
     LIT Government (j)                                                            569,722
     LIT Money Market                                                            1,563,535

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                               399,808
     Wells Fargo VT Equity Income                                                  175,204
     Wells Fargo VT Growth                                                         131,559
                                                                             -------------

                                                                             $ 312,133,282
                                                                             =============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

      As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense             Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
      AIM V. I. Aggressive Growth
        2002                                        $   6.12 - $    7.90          0.00 %    1.10 % - 1.70 %   -23.78 %- -23.51 %
        2001                                            8.02 -     10.31          0.00      1.10   - 1.45     -27.13  - -26.88
      AIM V. I. Balanced
        2002                                            6.59 -      8.86          2.72      1.10   - 1.70     -18.30  - -18.01
        2001                                            7.94 -     10.85          2.44      1.10   - 1.45     -12.71  - -12.40
      AIM V. I. Basic Value
        2002                                            7.93 -      8.63          0.00      1.10   - 1.70     -23.27  - -23.00
        2001 (k)                                       11.20 -     11.21          0.21      1.10   - 1.45      12.00  -  12.10
      AIM V. I. Blue Chip
        2002                                            4.90 -      7.37          0.00      1.10   - 1.70     -27.23  - -26.97
        2001                                            6.24 -      6.78          0.02      1.10   - 1.45     -23.66  - -23.39
      AIM V. I. Capital Appreciation
        2002                                            4.32 -     10.57          0.00      1.10   - 1.70     -25.45  - -25.18
        2001                                            5.78 -     14.18          0.00      1.10   - 1.45     -24.39  - -24.12
      AIM V. I. Capital Development
        2002                                            8.14 -      8.81          0.00      1.10   - 1.70     -22.49  - -22.22
        2001                                            9.67 -     11.37          0.00      1.10   - 1.45      -9.42  -  -9.10

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
      AIM V. I. Core Equity (a)
        2002                                        $   5.19 - $   12.86          0.31 %    1.10 % - 1.70 %   -16.80 %- -16.51 %
        2001                                            6.23 -     15.46          0.05      1.10   - 1.45     -23.95  - -23.68
      AIM V. I. Dent Demographics
        2002                                            3.54 -      6.78          0.00      1.10   - 1.50     -33.18  - -32.94
        2001                                            5.29 -      5.33          0.00      1.10   - 1.45     -32.90  - -32.66
      AIM V. I. Diversified Income
        2002                                            9.94 -     11.89          7.98      1.10   - 1.70       0.82  -   1.18
        2001                                            9.69 -     11.79          7.57      1.10   - 1.45       2.09  -   2.45
      AIM V. I. Global Utilities
        2002                                            5.28 -     10.26          2.84      1.10   - 1.70     -26.61  - -26.35
        2001                                            7.19 -     13.98          1.43      1.10   - 1.45     -28.97  - -28.72
      AIM V. I. Government Securities
        2002                                           10.64 -     13.76          2.40      1.10   - 1.70       8.02  -   8.40
        2001                                           11.31 -     12.74          4.24      1.10   - 1.45       4.87  -   5.24
      AIM V. I. Growth
        2002                                            3.70 -      8.78          0.00      1.10   - 1.70     -31.97  - -31.73
        2001                                            4.92 -     12.90          0.20      1.10   - 1.45     -34.84  - -34.61
      AIM V. I. High Yield
        2002                                            6.91 -      9.17          0.00      1.10   - 1.70      -7.20  -  -6.87
        2001                                            7.44 -      7.84         17.67      1.10   - 1.45      -6.37  -  -6.04
      AIM V. I. International Growth (b)
        2002                                            5.09 -      9.96          0.60      1.10   - 1.70     -16.89  - -16.60
        2001                                            6.11 -     11.98          0.31      1.10   - 1.45     -24.64  - -24.37
      AIM V. I. Mid Cap Core Equity (c)
        2002                                            9.07 -      9.99          0.00      1.10   - 1.70     -12.38  - -12.07
        2001 (k)                                       11.36 -     11.37          0.27      1.10   - 1.45      13.57  -  13.67
      AIM V. I. Money Market
        2002                                           10.69 -     12.20          1.19      1.10   - 1.45      -0.27  -   0.08
        2001                                           10.71 -     12.23          3.29      1.10   - 1.45       2.12  -   2.48
      AIM V. I. New Technology
        2002                                            5.65 -      5.71          0.00      1.10   - 1.70     -45.93  - -45.73
        2001                                           10.45 -     10.52          2.00      1.10   - 1.45     -48.23  - -48.05

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
     AIM V. I. Premier Equity (d)
        2002                                        $   5.15 - $   11.26          0.31 %    1.10 % - 1.70 %   -31.27 %- -31.02 %
        2001                                            6.98 -     16.38          0.13      1.10   - 1.45     -13.83  - -13.53

Investments in the AIM Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II
        2002 (e)                                        8.04 -      8.04          0.00      1.45   - 1.50     -19.64  - -19.61
      AIM V. I. Balanced II
        2002 (e)                                        8.27 -      8.29          5.05      1.30   - 1.55     -17.34  - -17.14
      AIM V. I. Basic Value II
        2002 (e)                                        7.63 -      7.66          0.00      1.30   - 1.70     -23.66  - -23.35
      AIM V. I. Blue Chip II
        2002 (e)                                        7.70 -      7.72          0.00      1.30   - 1.55     -23.00  - -22.83
      AIM V. I. Capital Appreciation II
        2002 (e)                                        7.42 -      7.45          0.00      1.30   - 1.70     -25.80  - -25.50
      AIM V. I. Capital Development II
        2002 (e)                                        7.72 -      7.73          0.00      1.45   - 1.50     -22.79  - -22.75
      AIM V. I. Core Equity II
        2002 (e)                                        8.29 -      8.31          0.70      1.30   - 1.55     -17.10  - -16.89
      AIM V. I. Dent Demographics II
        2002 (e)                                        6.67 -      6.68          0.00      1.45   - 1.55     -33.31  - -33.24
      AIM V. I. Diversified Income II
        2002 (e)                                       10.00 -     10.02         14.54      1.30   - 1.55      -0.01  -   0.22
      AIM V. I. Global Utilities II
        2002 (e)                                        7.85 -      7.85          7.06      1.50   - 1.50     -21.52  - -21.52
      AIM V. I. Government Securities II
        2002 (e)                                       10.74 -     10.78          2.51      1.30   - 1.70       7.39  -   7.83
      AIM V. I. Growth II
        2002 (e)                                        6.77 -      6.80          0.00      1.30   - 1.70     -32.29  - -32.01
      AIM V. I. High Yield II
        2002 (e)                                        9.28 -      9.29          0.00      1.45   - 1.55      -7.17  -  -7.08
      AIM V. I. International Growth II
        2002 (e)                                        8.28 -      8.30          1.29      1.30   - 1.55     -17.19  - -16.98
      AIM V. I. Mid Cap Core Equity II
        2002 (e)                                        8.74 -      8.76          0.00      1.30   - 1.55     -12.58  - -12.36
      AIM V. I. Money Market II
        2002 (e)                                        9.92 -      9.94          0.27      1.45   - 1.70      -0.81  -  -0.56
      AIM V. I. New Technology II
        2002 (e)                                        5.95 -      5.95          0.00      1.45   - 1.45     -40.48  - -40.48
      AIM V. I. Premier Equity II
        2002 (e)                                        6.84 -      6.85          0.75      1.45   - 1.70     -31.63  - -31.45

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Delaware Group Premium Fund, Inc.
    Sub-Accounts:
      Delaware VIP GP Small Cap Value
        2002                                            $ 11.93 -  $  11.93          1.36 %    1.25 % - 1.25 %    -6.78 %-  -6.78 %
        2001                                              12.80 -     12.80          0.55      1.25   - 1.25      10.43  -  10.43
      Delaware VIP GP Trend
        2002                                               6.12 -      6.12          0.00      1.25   - 1.25     -20.94  - -20.94
        2001                                               7.75 -      7.75          0.00      1.25   - 1.25     -16.40  - -16.40

Investments in the Dreyfus Socially Responsible
    Growth Fund, Inc. Sub-Account:
      Dreyfus Socially Responsible Growth Fund
        2002                                               4.96 -      4.96          0.24      1.25   - 1.25     -29.84  - -29.84
        2001                                               7.07 -      7.07          0.09      1.25   - 1.25     -23.55  - -23.55

Investments in the Dreyfus Stock Index Fund
    Sub-Account:
      Dreyfus Stock Index Fund
        2002                                               6.25 -      6.25          1.61      1.25   - 1.25     -23.33  - -23.33
        2001                                               8.16 -      8.16          1.24      1.25   - 1.25     -13.28  - -13.28

Investments in the Dreyfus Variable Investment Fund
    Sub-Accounts:
      VIF Capital Appreciation
        2002                                               7.31 -      7.31          1.71      1.25   - 1.25     -17.76  - -17.76
        2001                                               8.89 -      8.89          1.52      1.25   - 1.25     -10.45  - -10.45
      VIF Growth & Income
        2002                                               6.53 -      6.53          2.56      1.25   - 1.25     -34.71  - -34.71
        2001                                                  - -         -          0.00      0.00   - 0.00       0.00  -   0.00
      VIF Money Market
        2002                                              10.43 -     10.43          0.00      1.25   - 1.25       4.27  -   4.27
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
      VIP Contrafund
        2002                                               7.29 -      7.72          0.48      1.25   - 1.25     -10.48  - -10.48
        2001                                               8.14 -      8.62          0.30      1.25   - 1.25     -13.35  - -13.35
      VIP Equity-Income
        2002                                               8.32 -      8.32          0.91      1.25   - 1.25     -17.99  - -17.99
        2001                                              10.14 -     10.14          0.24      1.25   - 1.25      -6.15  -  -6.15
      VIP Growth
        2002                                               4.79 -      5.27          0.17      1.25   - 1.25     -30.98  - -30.98
        2001                                               6.93 -      7.63          0.03      1.25   - 1.25     -18.69  - -18.69

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts (continued):
      VIP Growth Opportunities
        2002                                            $ 6.10 -   $   6.10          0.78 %    1.25 % - 1.25 %   -22.82 %- -22.82 %
        2001                                              7.90 -       7.90          0.13      1.25   - 1.25     -15.50  - -15.50
      VIP High Income
        2002                                              7.47 -       7.47          6.67      1.25   - 1.25       2.15  -   2.15
        2001                                              7.32 -       7.32          0.05      1.25   - 1.25     -12.84  - -12.84
      VIP Index 500
        2002                                              6.02 -       6.02          0.69      1.25   - 1.25     -23.22  - -23.22
        2001 (l)                                          7.85 -       7.85          0.07      1.25   - 1.25     -21.53  - -21.53
      VIP Investment Grade Bond
        2002                                             12.18 -      12.18          1.43      1.25   - 1.25       8.96  -   8.96
        2001                                             11.18 -      11.18          0.05      1.25   - 1.25       7.10  -   7.10
      VIP Overseas
        2002                                              5.50 -       5.71          0.55      1.25   - 1.25     -21.28  - -21.28
        2001                                              6.98 -       7.25          1.29      1.25   - 1.25     -22.16  - -22.16

Investments in the Franklin Templeton Variable
    Insurance Products Trust Sub-Accounts:
      Mutual Shares Securities
        2002                                              8.99 -       8.99          0.00      1.35   - 1.35     -10.07  - -10.07
        2001                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
      Templeton Asset Strategy
        2002                                              8.77 -       8.77          2.19      1.25   - 1.25      -5.58  -  -5.58
        2001                                              9.29 -       9.29          0.66      1.25   - 1.25     -11.08  - -11.08
      Templeton Foreign Securities (f)
        2002                                              7.02 -       7.02          1.54      1.25   - 1.25     -19.58  - -19.58
        2001                                              8.73 -       8.73          2.23      1.25   - 1.25     -17.05  - -17.05

Investments in the Goldman Sachs Variable Insurance
    Products Trust Sub-Account:
      VIT CORE Small Cap Equity
        2002                                              8.30 -       8.30          0.00      1.25   - 1.25     -17.05  - -17.05
        2001                                                 - -          -          0.00      0.00   - 0.00       0.00  -   0.00

(f) Previously known as Templeton International Securities

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the HSBC Variable Insurance Funds
    Sub-Accounts:
      HSBC VI Cash Management
        2002                                            $ 10.28 -  $  10.28          0.78 %    1.25 % - 1.25 %    -0.44 %-  -0.44 %
        2001                                              10.32 -     10.32          2.45      1.25   - 1.25       1.30  -   1.30
      HSBC VI Fixed Income
        2002                                              11.43 -     11.43          3.01      1.25   - 1.25       8.56  -   8.56
        2001                                              10.53 -     10.53          2.64      1.25   - 1.25       3.09  -   3.09
      HSBC VI Growth & Income
        2002                                               6.17 -      6.17          0.29      1.25   - 1.25     -25.86  - -25.86
        2001                                               8.33 -      8.33          0.45      1.25   - 1.25     -18.16  - -18.16

Investments in the MFS Variable Insurance Trust
    Sub-Accounts:
      MFS Bond
        2002                                              11.99 -     11.99          5.69      1.25   - 1.25       7.56  -   7.56
        2001 (l)                                          11.15 -     11.15          0.91      1.25   - 1.25      11.50  -  11.50
      MFS Emerging Growth
        2002                                               3.48 -      3.48          0.00      1.25   - 1.25     -65.19  - -65.19
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00
      MFS High Income
        2002                                               9.42 -      9.42          7.80      1.25   - 1.25       1.28  -   1.28
        2001                                               9.30 -      9.30          1.80      1.25   - 1.25       0.79  -   0.79
      MFS Investors Trust
        2002                                               6.30 -      6.30          0.55      1.25   - 1.25     -21.95  - -21.95
        2001                                               8.08 -      8.08          0.05      1.25   - 1.25     -19.22  - -19.22
      MFS New Discovery
        2002                                               5.63 -      5.63          0.00      1.25   - 1.25     -32.49  - -32.49
        2001                                               8.34 -      8.34          0.00      1.25   - 1.25      -6.22  -  -6.22

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Oppenheimer Variable Account
    Funds Sub-Accounts:
      Oppenheimer Aggressive Growth
        2002                                            $ 3.29 -   $   4.43          0.57 %    1.25 % - 1.25 %   -28.69 %- -28.69 %
        2001                                              6.22 -       6.22          0.54      1.25   - 1.25     -32.13  - -32.13
      Oppenheimer Bond
        2002                                             11.70 -      11.70          6.03      1.25   - 1.25       7.72  -   7.72
        2001 (l)                                         10.86 -      10.86          2.71      1.25   - 1.25       8.57  -   8.57
      Oppenheimer Capital Appreciation
        2002                                              5.58 -       5.58          0.52      1.25   - 1.25     -27.77  - -27.77
        2001                                              7.72 -       7.72          0.04      1.25   - 1.25     -13.68  - -13.68
      Oppenheimer Global Securities
        2002                                              6.43 -       6.43          0.44      1.25   - 1.25     -23.11  - -23.11
        2001                                              8.36 -       8.36          0.03      1.25   - 1.25     -16.37  - -16.37
      Oppenheimer High Income
        2002                                              9.18 -       9.18          8.89      1.25   - 1.25      -3.61  -  -3.61
        2001 (l)                                          9.52 -       9.52          0.01      1.25   - 1.25      -4.80  -  -4.80
      Oppenheimer Main Street Growth & Income
        2002                                              6.25 -       8.66          0.59      1.25   - 1.35     -19.81  - -19.81
        2001                                              8.23 -       8.23          0.37      1.25   - 1.25     -11.29  - -11.29
      Oppenheimer Main Street Small Cap Growth
        2002                                              7.15 -       7.15          0.00      1.25   - 1.25     -16.80  - -16.80
        2001                                              8.59 -       8.59          0.00      1.25   - 1.25      -1.61  -  -1.61
      Oppenheimer Strategic Bond
        2002                                             10.41 -      11.34          5.59      1.25   - 1.35       6.10  -   6.10
        2001                                             10.68 -      10.68          2.27      1.25   - 1.25       3.53  -   3.53

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income
        2002                                            $ 12.06 -  $  12.57          1.88 %    1.25 % - 1.65 %     7.12 %-   7.51 %
        2001                                              11.42 -     11.69          0.00      1.25   - 1.60       4.93  -   5.21
      VT Asia Pacific
        2002 (g)                                            N/A -       N/A          0.00      1.25   - 1.25        N/A  -    N/A
        2001                                               7.19 -      7.19          0.00      1.25   - 1.25     -24.96  - -24.96
      VT Capital Appreciation
        2002                                               5.90 -      5.95          0.13      1.25   - 1.65     -23.59  - -23.32
        2001                                               7.73 -      7.76          0.00      1.25   - 1.60     -15.27  - -14.99
      VT Diversified Income
        2002                                              10.37 -     10.52          8.27      1.25   - 1.65       4.21  -   4.58
        2001                                               9.51 -      9.95          6.22      1.25   - 1.60       1.93  -   2.21
      VT The George Putnam Fund of Boston
        2002                                               9.00 -     10.21          2.24      1.25   - 1.65     -10.21  -  -9.89
        2001                                               9.46 -     11.37          1.90      1.25   - 1.60      -1.09  -  -0.81
      VT Global Asset Allocation
        2002                                               7.51 -      7.84          1.94      1.25   - 1.65     -13.92  - -13.61
        2001                                               8.73 -      9.08          0.73      1.25   - 1.60      -9.94  -  -9.66
      VT Global Equity (h)
        2002                                               3.75 -      5.78          0.06      1.25   - 1.65     -23.64  - -23.37
        2001                                               4.90 -      7.54          0.00      1.25   - 1.60     -30.93  - -30.65
      VT Growth Opportunities
        2002                                               3.47 -      3.48          0.00      1.25   - 1.60     -30.62  - -30.37
        2001                                               4.45 -      5.01          0.00      1.25   - 1.60     -33.23  - -32.95
      VT Growth and Income
        2002                                               7.23 -      8.67          1.54      1.25   - 1.65     -20.33  - -20.00
        2001                                               8.48 -     10.87          1.33      1.25   - 1.65      -7.89  -  -7.57
      VT Health Sciences
        2002                                               7.44 -      9.07          0.00      1.25   - 1.65     -21.62  - -21.34
        2001                                               9.49 -     11.53          0.00      1.25   - 1.60     -21.04  - -20.76
      VT High Yield
        2002                                               8.91 -      9.11         12.16      1.25   - 1.65      -2.31  -  -1.97
        2001                                               8.79 -      9.19         10.36      1.25   - 1.60       2.07  -   2.35
      VT Income
        2002                                              11.67 -     11.88          4.57      1.25   - 1.65       6.16  -   6.54
        2001                                              10.46 -     11.12          3.96      1.25   - 1.60       5.67  -   5.95
      VT International Growth
        2002                                               5.56 -      8.21          0.76      1.25   - 1.65     -19.03  - -18.70
        2001                                               6.86 -     10.10          0.26      1.25   - 1.65     -21.93  - -21.61
      VT International Growth and Income
        2002                                               6.60 -      7.31          0.46      1.25   - 1.65     -15.15  - -14.85
        2001                                               8.14  -     8.58          0.92      1.25   - 1.60     -22.08  - -21.80

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities
        2002                                            $ 3.37 -   $   6.60          0.54 %    1.25 % - 1.65 %   -15.02 %- -14.71 %
        2001                                              3.97 -       7.74          0.00      1.25   - 1.60     -29.85  - -29.57
      VT Investors
        2002                                              4.63 -       5.46          0.16      1.25   - 1.65     -25.09  - -24.83
        2001                                              6.36 -       7.26          0.00      1.25   - 1.60     -26.00  - -25.72
      VT Money Market
        2002                                             10.45 -      10.95          1.40      1.25   - 1.65      -0.43  -  -0.07
        2001                                             10.45 -      10.96          3.58      1.25   - 1.60       2.19  -   2.47
      VT New Opportunities
        2002                                              3.20 -       5.41          0.00      1.25   - 1.65     -31.63  - -31.38
        2001                                              4.68 -       7.89          0.00      1.25   - 1.60     -31.30  - -31.02
      VT New Value
        2002                                              9.04 -      11.29          0.89      1.25   - 1.65     -16.96  - -16.66
        2001                                             10.20 -      13.59          0.51      1.25   - 1.60       1.74  -   2.02
      VT OTC & Emerging Growth
        2002                                              1.46 -       3.44          0.00      1.25   - 1.65     -33.31  - -33.07
        2001                                              2.19 -       5.14          0.00      1.25   - 1.60     -46.66  - -46.38
      VT Research
        2002                                              5.85 -       6.91          0.56      1.25   - 1.65     -23.45  - -23.18
        2001                                              8.24 -       9.00          0.25      1.25   - 1.60     -20.14  - -19.86
      VT Small Cap Value
        2002                                             10.78 -      11.92          0.21      1.25   - 1.65     -19.62  - -19.29
        2001                                             13.41 -      14.77          0.01      1.25   - 1.65      16.33  -  16.65
      VT Technology
        2002 (g)                                            -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                              3.13 -       3.57          0.00      1.25   - 1.60     -40.22  - -39.94
      VT Utilities Growth and Income
        2002                                              6.39 -       6.79          3.51      1.25   - 1.65     -25.30  - -25.04
        2001                                              8.39 -       9.10          2.57      1.25   - 1.60     -23.58  - -23.30
      VT Vista
        2002                                              3.78 -       6.00          0.00      1.25   - 1.65     -31.71  - -31.47
        2001                                              5.56 -       8.76          0.00      1.25   - 1.60     -34.62  - -34.34
      VT Voyager
        2002                                              4.43 -       6.56          0.65      1.25   - 1.65     -27.75  - -27.45
        2001                                              6.12 -       9.05          1.11      1.25   - 1.65     -23.71  - -23.39
      VT Voyager II
        2002                                              3.44 -       3.48          0.00      1.25   - 1.65     -30.71  - -30.46
        2001                                              4.98 -       5.00          0.00      1.25   - 1.60     -31.93  - -31.65

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Scudder Variable Series I
    Sub-Accounts:
      21st Century Growth
        2002                                            $ 6.00 -   $   6.02          0.00 %    0.70 % - 0.80 %   -41.72 %- -41.66 %
        2001                                             10.30 -      10.32          0.00      0.70   - 0.80     -23.77  - -23.63
      Balanced
        2002                                              9.27 -       9.27          1.12      0.80   - 0.80     -15.75  - -15.75
        2001                                             11.01 -      11.01          0.00      0.80   - 0.80      10.05  -  10.05
      Bond
        2002                                             12.06 -      12.11          4.08      0.70   - 0.80       6.79  -   6.90
        2001                                             11.30 -      11.33          4.42      0.70   - 0.80      12.97  -  13.32
      Capital Growth
        2002                                              7.22 -       7.22          0.14      0.80   - 0.80     -29.75  - -29.75
        2001                                             10.27 -      10.27          0.00      0.80   - 0.80       2.72  -   2.72
      Global Discovery
        2002                                              9.98 -       9.98          0.00      0.80   - 0.80     -20.53  - -20.53
        2001                                             12.56 -      12.56          0.00      0.80   - 0.80      25.57  -  25.57
      Growth and Income
        2002                                              6.89 -       6.92          0.58      0.70   - 0.80     -23.74  - -23.66
        2001                                              9.03 -       9.06          1.42      0.70   - 0.80      -9.65  -  -9.37
      International
        2002                                              6.86 -       6.89          0.62      0.70   - 0.80     -19.02  - -18.94
        2001                                              8.47 -       8.50          0.67      0.70   - 0.80     -15.26  - -14.99
      Money Market
        2002                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                             11.39 -      11.39          2.07      0.70   - 0.70       3.18  -   3.18

Investments in the Scudder Variable Series II
    Sub-Account:
      Growth
        2002                                              5.89 -       5.91          0.00      0.70   - 0.80     -29.90  - -29.90
        2001 (m)                                          8.41 -       8.44          0.00      0.70   - 0.80     -23.86  - -23.80

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Van Kampen Life Investment Trust
    Sub-Accounts:
      LIT Comstock
        2002                                            $ 8.89 -   $   8.89          0.57 %    1.25 % - 1.25 %   -20.26 %- -20.26 %
        2001                                             11.15 -      11.15          0.00      1.25   - 1.25      -3.68  -  -3.68
      LIT Domestic Income
        2002 (i)                                            -- -         --         33.91      0.00   - 0.00       0.00  -   0.00
        2001 (l)                                         11.24 -      11.24          0.07      1.25   - 1.25      12.37  -  12.37
      LIT Emerging Growth
        2002                                              3.37 -       3.37          0.35      1.25   - 1.25     -33.33  - -33.33
        2001                                              5.05 -       5.05          0.05      1.25   - 1.25     -32.35  - -32.35
      LIT Government
        2002 (j)                                         10.64 -      10.64          0.00      1.25   - 1.25       6.42  -   6.42
      LIT Money Market
        2002                                             10.38 -      10.38          1.16      1.25   - 1.25      -0.05  -  -0.05
        2001 (l)                                         10.38 -      10.38          2.60      1.25   - 1.25       3.81  -   3.81

Investments in the Wells Fargo Variable Trust
    Sub-Accounts:
      Wells Fargo VT Asset Allocation
        2002                                              7.92 -       7.92          2.40      1.25   - 1.25     -13.94  - -13.94
        2001                                              9.20 -       9.20          1.68      1.25   - 1.25      -8.13  -  -8.13
      Wells Fargo VT Equity Income
        2002                                              7.77 -       7.77          1.93      1.25   - 1.25     -20.27  - -20.27
        2001                                              9.74 -       9.74          1.56      1.25   - 1.25      -6.60  -  -6.60
      Wells Fargo VT Growth
        2002                                              5.29 -       5.29          0.10      1.25   - 1.25     -26.77  - -26.77
        2001                                              7.22 -       7.22          0.02      1.25   - 1.25     -20.22  - -20.22

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The Financial Statements of Allstate Life Insurance Company of New York ("Allstate New York" or "Depositor") and Allstate Life of New York Separate Account A ("Separate Account") are filed herewith in Part B of this Registration Statement

24B. EXHIBITS

The following exhibits correspond to those required by paragraph (b) of Item 24 as to Exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3)(a) Form of Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.) (Previously filed in Pre-effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(3)(b) Form of Underwriting Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(c) Form of Administrative Services Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(4)(a) Form of Contract (Previously filed in Pre-Effective Amendment No, 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(4)(b) Income Benefit Rider (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002).

(4)(c) Amendatory Endorsement to Payout Start Date (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(d) Amendatory Endorsement for Dollar Cost Averaging Fixed account Transfers (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(e) Form of Allstate Advisor Contract (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(f) Form of Enhanced Beneficiary Protection Rider B (Maximum Anniversary Value) (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(g) Form of Retirement Income Guarantee Rider 1 (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(h) Form of Retirement Income Guarantee Rider 2 (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(i) Form of Income Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(j) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(k) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(l) Form of Amendatory Endorsement for Grantor Trust(Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(m) Form of Death Benefit Endorsement

(5)(a) Form of Application for a Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(5)(b) Form of Application for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(6)(b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7) Not applicable

(8)(a) Form of Participation Agreement (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company of New York ("LSA Participation Agreement") (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated
October 31, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company of New York ("Van Kampen LIT Participation Agreement") (incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Fund, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-74411) dated June 19, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411) dated September 29, 2000.)

(9)(e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002.)

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(9)(g) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered

(10)(a) Independent Auditors' Consent filed herewith

(10)(b) Consent of Foley & Lardner filed herewith

(11) Not applicable

(12) Not applicable

(13)(a) Schedule of Computation of Performance Quotations (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(13)(b) Schedule of Computation of Performance Quotations (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(13)(c) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(13)(d) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(13)(e) Schedule of Computation of Performance Quotations

(14) Not applicable

(99)(a) Power of Attorney for Samuel H. Pilch (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(99)(b) Power of Attorney for Vincent A. Fusco (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated February 14, 2000.)

(99)(c) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien and Patricia W. Wilson (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411)
dated September 29, 2000.)

(99)(d) Powers of Attorney for Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr. and Steven E. Shebik (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29,
2002.)

(99)(e) Power of Attorney for Casey Sylla (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(99)(f) Power of Attorney for Phyllis Hill Slater

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                      POSITION AND OFFICE WITH
BUSINESS ADDRESS*                       DEPOSITOR OF THE ACCOUNT

Marcia D. Alazraki                  Director
Margaret G. Dyer                    Director and Vice President
Marla G. Friedman                   Director and Vice President
Vincent A. Fusco                    Director and Chief Operations Officer
Cleveland Johnson, Jr.              Director
John C. Lounds                      Director and Vice President
J. Kevin McCarthy                   Director and Vice President
Kenneth R. O'Brien                  Director
John R. Raben, Jr.                  Director
Steven E. Shebik                    Director, Vice President and Chief Financial Officer
Phyllis Hill Slater                 Director
Casey J. Sylla                      Director, Chairman of the Board, and President
Michael J. Velotta                  Director, Vice President, General Counsel and Secretary
Patricia W. Wilson                  Director and Assistant Vice President
Eric A. Simonson                    Senior Vice President and Chief Investment Officer
Samuel H. Pilch                     Group Vice President and Controller
Karen C. Gardner                    Vice President
John R. Hunter                      Vice President
Michael J. Roche                    Vice President
J. Eric Smith                       Vice President
James P. Zils                       Treasurer
Fred Amos                           Chief Administrative Officer
Robert L. Park                      Assistant Vice President and Chief Compliance Officer
D. Steven Boger                     Assistant Vice President
Mark Cloghessey                     Assistant Vice President
Patricia A. Coffey                  Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed Actuary
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Dorothy E. Even                     Assistant Vice President
Douglas F. Gaer                     Assistant Vice President
Judith P. Greffin                   Assistant Vice President
Carol L. Kiel                       Assistant Vice President
Charles D. Mires                    Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
Joseph P. Rath                      Assistant Vice President, Assistant General Counsel and Assistant Secretary
Charles Salisbury                   Assistant Vice President
Timothy N. VanderPas                Assistant Vice President
David A. Walsh                      Assistant Vice President
Richard Zaharias                    Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Susan L. Lees                       Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Lynn Ambrosy                        Assistant Treasurer
Roberta S. Asher                    Assistant Treasurer
Ralph A. Bergholtz                  Assistant Treasurer
Mark A. Bishop                      Assistant Treasurer
Robert B. Bodett                    Assistant Treasurer
Barbara S. Brown                    Assistant Treasurer
John Carbone                        Assistant Treasurer
Rhonda Hoops                        Assistant Treasurer
Peter S. Horos                      Assistant Treasurer
Thomas C. Jensen                    Assistant Treasurer
James B. Kearns                     Assistant Treasurer
David L. Kocourek                   Assistant Treasurer
Dennis Kracik                       Assistant Treasurer
Daniel C. Leimbach                  Assistant Treasurer
Beth K. Marder                      Assistant Treasurer
Jeffrey A. Mazer                    Assistant Treasurer
William R. Schmidt                  Assistant Treasurer
Stephen J. Stone                    Assistant Treasurer
Heather VanGrevenhof                Assistant Treasurer
Louise J. Walton                    Assistant Treasurer
Jerry D. Zinkula                    Assistant Treasurer


*The principal  business  address of Mr. Fusco is One Allstate  Drive,  P.O. Box
9095,  Farmingville,  New York  11738.  The  principal  business  address of Ms.
Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New
York 11566. The principal business address of Mr. Raben is 60 Wall Street,  15th
Floor, New York, New York 10260. The principal business address of Ms. Slater is
14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders
Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated  herein by reference to the Form 10-K Annual Report of The Allstate
Corporation March 28, 2003 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Variable Annuity Contract:

As of January 31, 2003, there were 3,943 nonqualified contracts and 3,146 qualified contracts.

Allstate Advisor Variable Annuity Contract:

As of the date of the filing of this amended Registration Statement, the offering of the Allstate Advisor Variable Annuity Contract had not commenced.

28. INDEMNIFICATION

The by-laws of both Allstate New York and Allstate Distributors, L.L.C.
(Principal Underwriter), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the respective company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Allstate Distributors, L.L.C., principal underwriter, serves as principal underwriter to the following investment companies:

            Allstate Financial Advisors Separate Account I
            Allstate Life Insurance Company Separate Account A
            Allstate Life on New York Separate Account A

b) The directors and officers of the principal underwriter are:

Name and Principal Business      Positions and Offices
Address* of Each Such Person     with Principal Underwriter
Richard L. Baker                  Manager
John R. Hunter                    Manager, President and Chairman of the Board
Brent H. Hamann                   Manager, Executive Vice President and Secretary
Karen C. Gardner                  Vice President
Lisa A. Burnell                   Chief Compliance Officer
Mary Claire Sheehy                Chief Operations Officer
William Webb                      Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief Privacy Officer
Susan L. Lees                     Assistant Secretary
Joseph P. Rath                    Assistant Secretary
Michael J. Velotta                Assistant Secretary
Barry S. Paul                     Assistant Treasurer
James P. Zils                     Assistant Treasurer
Ron Johnson                       Executive Vice President
Rob Shore                         Executive Vice President
DeeAnne Asplin                    Sr. Vice President
Eric Alstrin                      Sr. Vice President
Eric L. Baldwin                   Sr. Vice President
Jason Bickler                     Sr. Vice President
Bill Borst                        Sr. Vice President
Jeff Churba                       Sr. Vice President
Russ Cobler                       Sr. Vice President
Evelyn Cooper                     Sr. Vice President
Albert Dal Porto                  Sr. Vice President
Gregg Ruvoli                      Sr. Vice President
Andrea Schur                      Sr. Vice President
Mike Scanlon                      Sr. Vice President
Ralph Schmidt                     Sr. Vice President
Rebecca Bates                     Vice President
Warren A. Blom                    Vice President
L. Andrea Barfield Bolger         Vice President
Eugene Bolinsky                   Vice President
P.J. Bonfilio                     Vice President
Herny Conkle                      Vice President
Brian Connelly                    Vice President
John DeGeronimo                   Vice President
Diane Donnelly                    Vice President
Russ Ergood                       Vice President
Don Gross                         Vice President
Bill Houston                      Vice President
Lyn Jordan                        Vice President
Gwenn Kessler                     Vice President
George Knox                       Vice President
Don Lanham                        Vice President
Stephen A. Lipker                 Vice President
Josh Lutzker                      Vice President
Thomas Mahoney                    Vice President
Barbara Marsh                     Vice President
David McHugh                      Vice President
Jeff Mount                        Vice President
Greg Mudd                         Vice President
John C. Mueting                   Vice President
Larry Nisenson                    Vice President
Karen K.M. Norrman                Vice President
Shane O'Brien                     Vice President
David Onan                        Vice President
Jeff Osterman                     Vice President
Ken Rapp                          Vice President
Bob Riley                         Vice President
Merritt Schoff                    Vice President
Anne Serato                       Vice President
Troy V. Simmons                   Vice President
Deanna Smith                      Vice President
Stu Smith                         Vice President
David Veale                       Vice President
Brian J. Wood                     Vice President



* The principal address of Allstate  Distributors,  L.L.C. is 3100 Sanders Road,
Northbrook, Illinois.


(c) Compensation of Allstate Distributors, L.L.C.


(1)                    (2)                   (3)                    (4)                              (5)
                       Net Underwriting
Name of Principal      Discounts and     Compensation on                                  Brokerage
Underwriter            Commissions       Redemption                 Commissions           Compensation
- --------------------------------------------------------------------------------

Allstate
Distributors                      N/A                 N/A           $4,211,860.39         N/A



30. LOCATION OF ACCOUNTS AND RECORDS

Allstate New York is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. Effective May 16, 2003, Allstate New York will be located at 100 Motor Parkway, Hauppauge, New York 11788-5107.

The Principal Underwriter, Allstate Distributors, L.L.C., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None


32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 16th day of April, 2003.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)

                                                By: /s/MICHAEL J. VELOTTA
                                                  ----------------------
                                                    Michael J. Velotta
                                                    Vice President, Secretary
                                                         and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 16th day of April 2003.


*/MARCIA D. ALAZRAKI              Director
-------------------------------
Marcia D. Alazraki

*/MARGARET G. DYER                Director
 ---------------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN               Director and Vice President
--------------------------------
Marla G. Friedman

*/VINCENT A. FUSCO                Director and Chief Operations Officer
- -------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.          Director
-------------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                  Director and Vice President
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY               Director and Vice President
---------------------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN              Director
---------------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH                 Controller and Group Vice President
----------------------------------           (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN R. RABEN, JR.              Director
--------------------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK                Director, Vice President and Chief Financial
----------------------------------       Officer (Principal Financial Officer)
Steven E. Shebik

*/PHYLLIS HILL SLATER             Director
----------------------------------
Phyllis Hill Slater

*/CASEY J. SYLLA                  Director, Chairman of the Board and President
 -------------------------                   (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA             Director, Vice President, General Counsel and
---------------------------                             Secretary
Michael J. Velotta

*/PATRICIA W. WILSON              Director and Assistant Vice President
------------------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index


(4)(m) Form of Death Benefit Endorsement

(9)(g) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner

(13)(e) Schedule of Computation of Performance Quotations

(99)(f) Power of Attorney for Phyllis Hill Slater